                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5162

Exact name of registrant as specified in charter: Delaware VIP Trust

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003

Item 1.  Reports to Stockholders

FOR INCOME AND CAPITAL APPRECIATION

Delaware VIP Trust-Delaware VIP Balanced Series

Portfolio Snapshot

   Investors witnessed a broad-based stock market rebound over much of the 12-month period ended December 31, 2003. A good portion of the advance was attributed to the easy money policy of the Federal Reserve that sought to keep interest rates low in order to spur borrowing, which in turn adds liquidity to the economy. The bounce back in stock prices could also be credited to a wave of corporate cost-cutting initiatives set in place after the recession of 2001. The income gains that consumers experienced as a result of mortgage refinancings also helped keep spending strong. In all, many significant market forces came together during the period, allowing stocks to rise, including those of large-size companies, as are the type found in the Series.

   The stock market's advance for the better part of 2003 allowed the Series to experience a sound return of +19.21% (Standard Class shares with distributions reinvested). Combining equities and bonds into its portfolio to offer investors a broadly-diversified vehicle, the Series typically trails the performance of a rising stock market. The Standard & Poor's 500 Index, which serves as the Series' stock benchmark, gained +28.67% for the 12-month period. Conversely, the circumstances of the period generally allowed the Series to outperform its bond benchmark, the Lehman Brothers Aggregate Bond Index, which rose +5.18% during the fiscal year.

   The Series displayed strength in its stock portfolio, which features both growth- and value-style stocks, during the 12-month period. Performance benefited from holdings in the technology sector, such as Texas Instruments and Cisco Systems. In retailing, the Series benefited from heavier weightings in retailers Staples and Lowe's, although performance in this area was impeded with our position in Kohl's. The Series lost performance versus its benchmark in the energy sector, where elevated energy prices inhibited exploration that is typical in expanding economies. Natural calamities during the past 12 months also hurt the performance of a particular property and casualty insurer we held in the portfolio.

   The Series' fixed-income allocation bested its performance benchmark for the fiscal year. Return came notably from "spread" sector holdings, as with mortgage-backed securities and corporate bonds, particularly those in the lower end of the investment-grade spectrum. The Series will continue to seek opportunities in these spread sector investments, as income will likely play a greater role in shaping fixed-income total returns given the great runup in bond prices over the past two years.

Investment Outlook
   We anticipate continued economic growth, as well as stronger corporate earnings, over the shorter term. Our expectation is that interest rates will go higher, however, we believe rates will remain lower longer than the market consensus. As a result, the strong total return performance experienced by bonds in 2003 will not likely be replicated in the coming year. Rather, fixed-income returns may more closely replicate the coupon or income paid out by a particular bond class. In our opinion, we should witness a significant improvement in relative performance by larger, more financially strong stocks, unlike the smaller, more speculative names that served as market leaders in 2003.

Performance of a $10,000 Investment
December 31, 1993 through
December 31, 2003

               Delaware VIP
               Balanced Series         Lehman Brothers        S&P 500
           (Standard Class Shares)   Aggregate Bond Index      Index
           -----------------------   --------------------     -------
Dec. '93           $10,000                 $10,000            $10,000
Dec. '94           $ 9,985                 $ 9,708            $10,132
Dec. '95           $12,640                 $11,502            $13,940
Dec. '96           $14,650                 $11,919            $17,140
Dec. '97           $16,772                 $13,071            $22,859
Dec. '98           $21,967                 $14,205            $29,390
Dec. '99           $20,248                 $14,087            $35,578
Dec. '00           $19,611                 $15,726            $32,338
Dec. '01           $18,109                 $17,051            $28,495
Dec. '02           $15,162                 $18,802            $22,196
Dec. '03           $18,074                 $19,574            $28,565


                      Delaware VIP Balanced Series
                      Average Annual Total Returns
                    -------------------------------
                    Standard Class    Service Class
                       Shares*           Shares**
Lifetime               +8.11%             -1.83%
10 Years               +6.10%                --
Five Years             -3.83%                --
One Year              +19.21%            +18.90%

For the periods ended December 31, 2003

 * Commenced operations on July 28, 1988.
** Commenced operations on May 1, 2000.

Past performance is not a guarantee of future results. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The chart shows a $10,000 investment in Delaware VIP Balanced Series Standard Class shares, the S&P 500 Index, and the Lehman Brothers Aggregate Bond Index for the 10-year period from December 31, 1993 through December 31, 2003. The chart assumes all distributions were reinvested. Returns plotted on the chart were as of the last day of each month shown. The S&P 500 Index measures the performance of mostly large-capitalization U.S. companies. The Lehman Brothers Aggregate Bond Index is a measure of investment grade domestic bonds. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Earnings from a variable annuity investment compound tax-free until withdrawal, so no adjustments were made for income taxes. An expense limitation was in effect for Delaware VIP Balanced Series during the periods shown. Performance does not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity or variable life prospectus.

                                                                      Balanced-1

Delaware VIP Trust-Delaware VIP Balanced Series
Statement of Net Assets
December 31, 2003
                                                          Number of      Market
                                                            Shares        Value
  COMMON STOCK-60.72%
  Aerospace & Defense-1.33%
  Honeywell International ............................       13,100   $  437,933
  Northrop Grumman ...................................        2,800      267,680
                                                                      ----------
                                                                         705,613
                                                                      ----------
  Automobiles & Automotive Parts-0.40%
  General Motors .....................................        4,000      213,600
                                                                      ----------
                                                                         213,600
                                                                      ----------
  Banking & Finance-10.91%
  American Express ...................................        6,100      294,203
*+Ameritrade Holding .................................       36,200      509,334
  Bank of America ....................................        4,900      394,107
  Capital One Financial ..............................        3,500      214,515
  Charter One Financial ..............................        7,200      248,760
  Citigroup ..........................................       11,200      543,648
  Comerica ...........................................        5,700      319,542
  J.P. Morgan Chase ..................................       16,300      598,699
  KeyCorp ............................................       10,200      299,064
  Lehman Brothers Holdings ...........................        2,700      208,494
  MBNA ...............................................       20,100      499,485
  Mellon Financial ...................................       11,000      353,210
  Merrill Lynch ......................................        5,500      322,575
  Morgan Stanley .....................................        6,400      370,368
  U.S. Bancorp .......................................       11,000      327,580
  Wells Fargo ........................................        5,300      312,117
                                                                      ----------
                                                                       5,815,701
                                                                      ----------
  Basic Industry/Capital Goods-2.41%
  Black & Decker .....................................        7,500      369,900
  General Electric ...................................       18,500      573,130
  Newell Rubbermaid ..................................       14,900      339,273
                                                                      ----------
                                                                       1,282,303
                                                                      ----------
  Business Services-1.18%
 +Cendant ............................................       28,200      628,014
                                                                      ----------
                                                                         628,014
                                                                      ----------
  Business Services/Other-1.85%
 +Accenture Limited-Class A ..........................        8,400      221,088
  First Data .........................................       10,400      427,336
  United Parcel Service-Class B ......................        4,500      335,475
                                                                      ----------
                                                                         983,899
                                                                      ----------
  Cable, Media & Publishing-2.10%
  Clear Channel Communications .......................        5,500      257,565
  Gannett ............................................        2,800      249,648
  Moody's ............................................        4,800      290,640
  Viacom-Class B .....................................        7,200      319,536
                                                                      ----------
                                                                       1,117,389
                                                                      ----------
  Chemicals-1.01%
  Air Products & Chemicals ...........................        4,700      248,301
  Dow Chemical .......................................        7,000      290,990
                                                                      ----------
                                                                         539,291
                                                                      ----------
  Consumer Services/Entertainment & Leisure-0.64%
 +Cox Communications-Class A .........................        9,900      341,055
                                                                      ----------
                                                                         341,055
                                                                      ----------
  Consumer Services/Restaurants-0.53%
  Marriott International-Class A .....................        6,100      281,820
                                                                      ----------
                                                                         281,820
                                                                      ----------

                                                           Number of    Market
                                                             Shares      Value
  COMMON STOCK (continued)
  Energy-4.95%
 +BJ Services .........................................      4,500   $  161,550
  ChevronTexaco .......................................      4,800      414,672
  Exxon Mobil .........................................     12,000      492,000
  Kerr-McGee ..........................................      8,600      399,814
 +Noble ...............................................     11,400      407,892
  Schlumberger Limited ................................      7,100      388,512
 +Transocean Sedco Forex ..............................     15,400      369,754
                                                                     ----------
                                                                      2,634,194
                                                                     ----------
  Food, Beverage & Tobacco-2.07%
  Anheuser-Busch ......................................      2,900      152,772
  General Mills .......................................      4,400      199,320
  Kraft Foods-Class A .................................      8,200      264,204
  PepsiCo .............................................     10,400      484,848
                                                                     ----------
                                                                      1,101,144
                                                                     ----------
  Healthcare & Pharmaceuticals-9.59%
  Abbott Laboratories .................................     11,500      535,900
 +Amgen ...............................................      5,200      321,360
  Baxter International ................................     13,500      412,020
 +Biogen Idec .........................................     10,700      393,546
*+Caremark RX .........................................      6,400      162,112
*+Genzyme .............................................      3,300      162,822
 *HCA .................................................     10,800      463,968
  Johnson & Johnson ...................................      7,100      366,786
  Medtronic ...........................................      5,800      281,938
  Pfizer ..............................................     31,500    1,112,895
*+Shire Pharmaceuticals ADR ...........................      4,600      133,630
  UnitedHealth Group ..................................      3,600      209,448
  Wyeth ...............................................     13,000      551,850
                                                                     ----------
                                                                      5,108,275
                                                                     ----------
  Insurance-3.13%
  Chubb ...............................................      4,600      313,260
  Cigna ...............................................      5,900      339,250
  Marsh & McLennan ....................................      5,000      239,450
  MGIC Investment .....................................      5,700      324,558
  XL Capital Limited-Class A ..........................      5,800      449,790
                                                                     ----------
                                                                      1,666,308
                                                                     ----------
  Leisure, Lodging & Entertainment-1.45%
 *Carnival Cruise Lines ...............................     13,700      544,301
  Disney (Walt) .......................................      9,700      226,301
                                                                     ----------
                                                                        770,602
                                                                     ----------
  Metals & Mining-0.53%
  Alcoa ...............................................      7,400      281,200
                                                                     ----------
                                                                        281,200
                                                                     ----------
  Packaging & Containers-0.44%
  Packaging Corp of America ...........................     10,600      231,716
                                                                     ----------
                                                                        231,716
                                                                     ----------
  Paper & Forest Products-0.83%
  International Paper .................................     10,300      444,033
                                                                     ----------
                                                                        444,033
                                                                     ----------
  Retail-3.32%
  Best Buy ............................................      4,800      250,752
  Gap .................................................     11,000      255,310
  Limited Brands ......................................     20,200      364,206
  Lowe's Companies ....................................      6,600      365,574
  McDonald's ..........................................      5,700      141,531
 +Staples .............................................     14,200      387,660
                                                                     ----------
                                                                      1,765,033
                                                                     ----------

                                                                      Balanced-2

Delaware VIP Balanced Series
Statement of Net Assets (continued)
                                                          Number of    Market
                                                            Shares      Value
  COMMON STOCK (continued)
  Technology/Communications-1.31%
 +Cisco Systems .....................................       19,000   $  461,510
 *Nokia .............................................       14,000      238,000
                                                                    -----------
                                                                        699,510
                                                                    -----------
  Technology/Hardware-6.00%
  Analog Devices ....................................        8,200      374,330
 +Applied Materials .................................       17,100      383,895
 +Dell ..............................................        6,500      220,740
 +EMC ...............................................       15,000      193,800
  Intel .............................................       16,200      521,640
 +Kla-Tencor ........................................        2,700      158,409
  Linear Technology .................................        8,300      349,181
 +Sungard Data Systems ..............................       12,600      349,146
  Texas Instruments .................................       11,400      334,932
 +Xilinx ............................................        7,900      306,046
                                                                    -----------
                                                                      3,192,119
                                                                    -----------
  Technology/Software-1.84%
+Intuit .............................................        5,000      264,550
  Microsoft .........................................        7,500      206,550
 +Oracle ............................................       24,100      318,120
 +VERITAS Software ..................................        5,100      189,516
                                                                    -----------
                                                                        978,736
                                                                    -----------
  Telecommunications-2.49%
*+Comcast-Special Class A ...........................       17,600      550,528
  SBC Communications ................................       13,000      338,910
  Verizon Communications ............................       12,500      438,500
                                                                    -----------
                                                                      1,327,938
                                                                    -----------
  Utilities-0.41%
  Dominion Resources ................................        3,400      217,022
                                                                    -----------
                                                                        217,022
                                                                    -----------
  Total Common Stock
   (cost $27,363,989) ...............................                32,326,515
                                                                    -----------
  PREFERRED STOCK-0.60%
  Energy-0.26%
  Nexen 7.35% .......................................        5,200      135,980
                                                                    -----------
                                                                        135,980
                                                                    -----------
  Telecommunications-0.34%
 #Centaur Funding 9.08% 144A ........................          150      184,453
                                                                    -----------
                                                                        184,453
                                                                    -----------
  Total Preferred Stock
   (cost $281,612) ..................................                   320,433
                                                                    -----------

                                                        Principal     Market
                                                          Amount       Value
   AGENCY ASSET-BACKED
    SECURITIES-1.11%
***SLMA Student Loan Trust
   Series 97-1 A2 1.509% 1/25/10 ....................  $  180,521   $  181,329
   Series 98-2 A2 1.656% 1/25/14  ...................     406,113      409,102
                                                                    ----------
   Total Agency Asset-Backed Securities
    (cost $588,833) .................................                  590,431
                                                                    ----------

   AGENCY COLLATERALIZED
     MORTGAGE OBLIGATIONS-0.87%
 ++Fannie Mae Interest Only
   Strip Series 02-16 IG 6.00% 3/25/15 ..............      20,940           57
     Freddie Mac
   Series 02 Class NJ 6.50% 11/15/29 ................      20,926       20,956
   Series 14 Class CW 5.00% 2/15/29 .................     165,000      160,339
   Series 80 Class EH 6.00% 11/15/31 ................      38,638       39,729
   Freddie Mac Structure
     Pass Through Securities
   Series T-58 1A2 3.108% 5/25/35 ...................      50,000       50,260
   Series T-58 2A 6.50% 9/25/43 .....................     122,979      130,781
   GNMA Series 02 62 B 4.763% 1/16/25 ...............      60,000       61,647
                                                                    ----------
   Total Agency Collateralized Mortgage
    Obligations (cost $482,830) .....................                  463,769
                                                                    ----------

  AGENCY MORTGAGE-BACKED
   SECURITIES-10.36%
  Fannie Mae
   4.50% 10/1/10 ....................................     128,913      131,008
   5.00% 11/1/17 ....................................     238,349      243,489
   5.00% 6/1/18 .....................................      50,258       51,342
   5.00% 6/1/18 .....................................     171,653      175,354
   5.00% 11/1/33 ....................................      79,875       79,675
   5.50% 10/1/16 TBA ................................     655,000      678,744
   5.50% 1/1/33 TBA .................................     200,000      202,625
   5.50% 5/1/33 .....................................     505,000      511,944
   5.50% 8/1/33 .....................................     142,548      144,508
   5.50% 9/1/33 .....................................     142,311      144,268
   5.50% 11/1/33 ....................................     194,999      197,680
   5.50% 12/1/33 ....................................     174,983      177,389
   6.00% 4/1/17 .....................................     106,905      112,284
   6.00% 11/1/31 TBA ................................     735,000      759,807
   6.00% 5/1/33 .....................................     226,266      234,044
   6.00% 9/1/33 .....................................     134,163      139,027
   6.50% 11/1/33 ....................................     492,400      515,174
   7.50% 6/1/31 .....................................     148,881      159,163
   7.50% 2/1/32 .....................................      95,000      101,561
   9.50% 6/1/19 .....................................      20,809       23,157
  Freddie Mac
   5.00% 7/1/18 .....................................     177,896      181,509
   5.00% 9/1/33 .....................................     149,071      148,466
   5.50% 11/1/33 ....................................     189,999      192,433
  GNMA
   6.50% 9/15/32 ....................................     167,429      176,585
   7.50% 1/15/32 ....................................      29,436       31,607
                                                                    ----------
  Total Agency Mortgage-Backed
    Securities (cost $5,478,835) ....................                5,512,843
                                                                    ----------

                                                                      Balanced-3

Delaware VIP Balanced Series
Statement of Net Assets (continued)
                                                          Principal    Market
                                                            Amount      Value
  AGENCY OBLIGATIONS-1.02%
  Fannie Mae
   2.375% 4/13/06 .....................................   $255,000    $255,026
   4.00% 9/2/08 .......................................     50,000      50,689
  Federal Home Loan Bank
   2.25% 12/15/05 .....................................     60,000      60,404
  *3.875% 2/12/10 .....................................    175,000     174,507
                                                                      --------
  Total Agency Obligations
    (cost $539,682) ...................................                540,626
                                                                      --------

  ASSET-BACKED SECURITIES-1.12%
  Bank One Issuance Trust Series
   02-A3 A3 3.59% 5/17/10 .............................     65,000      66,033
  Capital One Multi-Asset Execution Trust
   Series 03-A2 A2 4.32% 4/15/09  .....................     25,000      25,496
  *Series 03-A6 A6 2.95% 8/17/09  .....................     65,000      65,470
 #Chase Funding Net Interest Margin
   03-6A 144A 5.00% 1/27/35 ...........................     50,000      49,938
  Citibank Credit Card Issuance Trust
   03-A6 A6 2.90% 5/17/10 .............................     60,000      58,666
  Freddie Mac Structure Pass Through
   Securities Series T-50 A3
   2.182% 9/27/07 .....................................    101,083     101,173
 #GSAMP Trust 144A
   Series 02-HE2N 8.25% 10/20/32  .....................     15,499      15,558
   Series 02-WFN 8.25% 10/20/32 .......................     17,614      17,671
  MBNA Credit Card Master Note
   Trust Series 01-A1 A1 5.75% 10/15/08 ...............     90,000      96,793
  Mid-State Trust Series 11 A1
   4.864% 7/15/38 .....................................     28,079      26,422
  NationsCredit Grantor Trust Series
   97-1 A 6.75% 8/15/13 ...............................     63,256      66,466
  Sharp Series 02-HE2N N
   9.50% 10/25/32 .....................................      5,257       5,257
                                                                      --------
  Total Asset-Backed Securities
   (cost $590,294) ....................................                594,943
                                                                      --------

  COMMERCIAL MORTGAGE-BACKED
   SECURITIES-0.73%
  Chase Commercial Mortgage Securities
   Series 96-2C 6.90% 11/19/28 ........................    350,000     387,612
                                                                      --------
  Total Commercial Mortgage-Backed
   Securities (cost $345,886) .........................                387,612
                                                                      --------

  CORPORATE BONDS-11.66%
  Airlines-0.30%
 *American Airlines 6.817% 5/23/11 ....................     30,000      27,014
 *Continental Airlines 6.503% 6/15/11 .................     95,000      93,708
  Delta Air Lines 7.299% 9/18/06  .....................     45,000      40,610
                                                                      --------
                                                                       161,332
                                                                      --------
  Automobiles & Automotive Parts-0.32%
  Ford Motor 7.45% 7/16/31 ............................     80,000      81,078
 *General Motors
   7.125% 7/15/13 .....................................     35,000      38,451
   8.375% 7/15/33 .....................................     45,000      52,394
                                                                      --------
                                                                       171,923
                                                                      --------

                                                           Principal     Market
                                                             Amount      Value
  CORPORATE BONDS (continued)
   BANKING & FINANCE-3.20%

   Bear Stearns 4.65% 7/2/18 ........................   $   55,000   $   50,397
    Citigroup
    5.625% 8/27/12 ..................................       40,000       42,298
    5.875% 2/22/33 ..................................       45,000       44,379
 ^^Countrywide Home Loans 1.652%
    6/2/06 ..........................................       80,000       80,635
   Credit Suisse First Boston USA
    3.875% 1/15/09 ..................................       60,000       59,996
    6.125% 11/15/11 ................................        65,000       70,879
  #ERAC USA Finance 144A
    7.35% 6/15/08 ...................................       95,000      108,643
   Ford Motor Credit 5.625% 10/1/08 .................       95,000       97,627
   Franklin Resources 3.70% 4/15/08 .................       50,000       49,777
   General Electric Capital 5.45% 1/15/13 ...........       70,000       72,953
   GMAC
    6.75% 1/15/06 ...................................       45,000       48,333
    7.25% 3/2/11 ....................................       55,000       60,426
    8.00% 11/1/31 ...................................       40,000       45,053
   Goldman Sachs 5.25% 10/15/13 .....................       45,000       45,518
   Household Finance 4.125% 12/15/08 ................       50,000       50,493
  #ING Bank 144A 5.125% 5/1/15 ......................       80,000       79,904
  *International Lease Finance
    5.875% 5/1/13 ...................................       25,000       26,386
   Morgan Stanley 5.30% 3/1/13 ......................       35,000       35,817
  #Nordea Bank Sweden 144A
    5.25% 11/30/12 ..................................       55,000       56,241
   Popular North American 4.25% 4/1/08 ..............       65,000       66,239
  #Rabobank Capital Funding 144A
    5.26% 12/29/49 ..................................       35,000       35,129
***RBS Capital Trust 4.709% 12/29/49 ................       60,000       57,499
   Regions Financial 6.375% 5/15/12 .................       60,000       66,115
   Stilwell Financial 7.00% 11/1/06 .................       40,000       43,734
   UFJ Finance Aruba 6.75% 7/15/13 ..................      205,000      219,018
   Westpac Banking 4.625% 6/1/18 ....................       45,000       42,029
   Wilmington Trust 4.875% 4/15/13 ..................       45,000       44,314
                                                                     ----------
                                                                      1,699,832
                                                                     ----------
   Basic Industry/Capital Goods-0.12%
   Johnson Controls
    4.875% 9/15/13 ..................................       40,000       40,429
    5.00% 11/15/06 ..................................       20,000       21,319
                                                                     ----------
                                                                         61,748
                                                                     ----------
   Building & Materials-0.16%
   Valspar 6.00% 5/1/07 .............................       40,000       43,441
   York International 6.625% 8/15/06 ................       40,000       43,193
                                                                     ----------
                                                                         86,634
                                                                     ----------
   Cable, Media & Publishing-0.50%
   InterActive
    6.75% 11/15/05 ..................................       90,000       95,953
    7.00% 1/15/13 ...................................       40,000       44,178
   Liberty Media 3.50% 9/25/06 ......................       50,000       50,289
   Thomson 5.75% 2/1/08 .............................       30,000       32,564
   Time Warner 7.70% 5/1/32 .........................       35,000       41,003
                                                                     ----------
                                                                        263,987
                                                                     ----------
   Chemicals-0.09%
   Dow Chemical 6.00% 10/1/12 .......................       45,000       47,449
                                                                     ----------
                                                                         47,449
                                                                     ----------

                                                                      Balanced-4

Delaware VIP Balanced Series
Statement of Net Assets (continued)
                                                         Principal    Market
                                                            Amount     Value

  CORPORATE BONDS (continued)
    Energy-1.07%
   *Amerada Hess 7.30% 8/15/31 ........................   $ 30,000   $ 31,071
    Enterprise Products
     6.875% 3/1/33.....................................     50,000     50,119
     7.50% 2/1/11 .......................................   35,000     39,167
   #Halliburton 144A 5.50% 10/15/10 ...................     60,000     62,838
    Kinder Morgan Energy Partners
     7.75% 3/15/32 ....................................     15,000     17,951
    Marathon Oil 9.125% 1/15/13 .......................     40,000     51,411
    North Border Pipeline 6.25% 5/1/07 ................     60,000     65,254
   *Transocean 6.75% 4/15/05 ..........................     50,000     52,810
    Valero Energy 6.125% 4/15/07 ......................     45,000     48,891
    Valero Logistics 6.05% 3/15/13 ....................     80,000     83,398
    Weatherford International
     4.95% 10/15/13 ...................................     70,000     69,008
                                                                     --------
                                                                      571,918
                                                                     --------
    Food, Beverage & Tobacco-1.14%
   *Altria Group 7.00% 11/4/13 ........................    105,000    112,214
    Anheuser-Busch 5.05% 10/15/16  ....................     90,000     89,616
    Kraft Foods
     4.00% 10/1/08 ....................................    100,000    100,703
     5.625% 11/1/11 ...................................     40,000     42,213
    Nabisco 6.85% 6/15/05 .............................     40,000     42,761
    Safeway 6.15% 3/1/06 ..............................     30,000     32,116
    Universal 6.50% 2/15/06 ...........................     40,000     43,148
    UST
     6.625% 7/15/12 ...................................     55,000     61,282
     8.80% 3/15/05 ....................................     75,000     80,819
                                                                     --------
                                                                      604,872
                                                                     --------
    Healthcare & Pharmaceuticals-0.37%
    Medco Health Solutions 7.25% 8/15/13 ..............     85,000     92,893
    Schering-Plough 5.30% 12/1/13  ....................     15,000     15,297
    Wyeth 6.50% 2/1/34 ................................     85,000     87,205
                                                                     --------
                                                                      195,395
                                                                     --------
    Industrial-0.36%
    Hutchison Whampoa International
     6.50% 2/13/13 ....................................     70,000     73,021
    Tyco International Group
     6.375% 2/15/06 ...................................    110,000    117,700
                                                                     --------
                                                                      190,721
                                                                     --------
    Insurance-0.72%
    Aegon 4.75% 6/1/13 ................................     50,000     48,846
    AON 7.375% 12/14/12 ...............................     50,000     57,267
   #Asif Global Financing 144A
     4.90% 1/17/13 ....................................     10,000      9,957
   #Farmers Insurance 144A
     8.625% 5/1/24 ....................................     70,000     73,364
    Harleysville Group 5.75% 7/15/13 ..................     20,000     18,893
  *#Massachusetts Mutual Life 144A
     5.625% 5/15/33 ...................................     40,000     38,988
   #Nationwide 144A 7.875% 4/1/33  ....................     50,000     58,023
***#Oil Insurance 144A 5.15% 8/15/33 ..................     75,000     75,622
                                                                     --------
                                                                      380,960
                                                                     --------
   Metals & Mining-0.07%
   Barrick Gold 7.50% 5/1/07 ..........................     35,000     39,859
                                                                     --------
                                                                       39,859
                                                                     --------

                                                         Principal     Market
                                                           Amount       Value
 CORPORATE BONDS (continued)

 Real Estate-0.09%
 Developers Diversified Realty
  4.625% 8/1/10 ...................................    $   50,000   $   49,796
                                                                    ----------
                                                                        49,796
                                                                    ----------
 Retail-0.12%
 Lowe's Companies 7.50% 12/15/05 ..................        60,000       66,259
                                                                    ----------
                                                                        66,259
                                                                    ----------
 Technology/Hardware-0.12%
 Dell 7.10% 4/15/28 ...............................        55,000       63,807
                                                                    ----------
                                                                        63,807
                                                                    ----------
 Telecommunications-1.57%
 AT&T
  7.25% 11/15/06 .................................         25,000       27,668
  8.75% 11/15/31 .................................         35,000       41,041
#Intelsat 144A 5.25% 11/1/08 .....................         30,000       30,905
#Singapore Telecommunications 144A
  7.375% 12/1/31 .................................        110,000      130,356
 Sprint Capital
  6.375% 5/1/09 ..................................         25,000       26,755
  8.375% 3/15/12 .................................         40,000       46,806
  8.75% 3/15/32 ..................................        115,000      136,333
#Telefonos de Mexico 144A 4.50%
  11/19/08 .......................................         65,000       65,424
 Time Warner Entertainment
  8.18% 8/15/07 ..................................         65,000       75,332
  8.375% 3/15/23 .................................         25,000       31,075
*Verizon NY 7.375% 4/1/32 ........................        145,000      160,241
 Verizon Wireless 5.375% 12/15/06 ................         60,000       64,079
                                                                    ----------
                                                                       836,015
                                                                    ----------
 Utilities-1.34%
 Avista 7.75% 1/1/07 .............................        130,000      144,250
 Consumers Energy 6.00% 3/15/05  .................         75,000       78,146
#Consumers Energy 144A 4.25% 4/15/08 .............         25,000       25,274
 Detroit Edison 5.05% 10/1/05 ....................         75,000       78,485
 Exelon Generation 6.95% 6/15/11 .................         40,000       44,999
 FPL Group Capital 3.25% 4/11/06 .................         80,000       81,451
 Oncor Electric Delivery 7.00% 5/1/32 ............         25,000       27,668
#Power Contract 144A 5.20% 2/1/06 ................         75,000       76,164
 PSEG Energy Holdings 7.75% 4/16/07 ..............         65,000       69,306
 PSEG Power 8.625% 4/15/31 .......................         25,000       32,317
 Southern Capital 5.30% 2/1/07 ...................         30,000       32,389
 TXU Energy 7.00% 3/15/13 ........................         20,000       22,166
                                                                    ----------
                                                                       712,615
                                                                    ----------
 Total Corporate Bonds
  (cost $5,978,033) ..............................                   6,205,122
                                                                    ----------
 NON-AGENCY COLLATERALIZED
  MORTGAGE OBLIGATIONS-3.14%
 Bank of America Alternative Loan Trust
  Series 03-10 2A1 6.00% 12/25/33 ................        124,382      127,744
  Series 03-11 1A1 6.00% 1/25/34 .................         60,000       61,641
^^Bank of America Mortgage Securities
  Series 03-D 1A2 3.428% 5/25/33 .................         10,764       10,942
  Series 03-F 1A1 2.969% 7/25/33 .................         38,604       38,632
  Series 03-I 2A4 3.828% 10/25/33 ................         85,000       85,349

                                                                      Balanced-5

Delaware VIP Balanced Series
Statement of Net Assets (continued)

                                                         Principal     Market
                                                           Amount      Value

NON-AGENCY COLLATERALIZED
  MORTGAGE OBLIGATIONS-(continued)

***Bear Stearns Adjustable Rate Mortgage Trust
    Series 03-7 8A 4.83% 10/25/33 ..................   $   93,783   $   95,346
   Cendant Mortgage Series 02-4 A6
    6.50% 7/25/32 ...................................      41,265       41,467
   Countrywide Alternative Loan Trust Series
    02-7 CB11 6.75% 8/25/32 .........................      35,135       35,455
   Credit Suisse First Boston
Mortgage Securities
   Series 02-10 2A1 7.50% 5/25/32 ..................       50,190       53,825
   Series 02-30 1A1 7.50% 11/25/32 .................       27,308       28,945
   Series 03-23 5A1 6.00% 9/25/33 ..................       52,942       54,641
   Series 03-23 6A1 6.50% 9/25/33 ..................      124,585      129,381
   Series 03-23 7A1 5.00% 9/25/18 ..................       87,795       88,771
   Series 03-29 5A1 7.00% 12/25/33 .................      140,000      147,722
First Horizon Mortgage Pass-Through
   Trust Series 03-5 1A17 8.00% 7/25/33 ............       34,692       37,346
 ^^Master Adjustable Rate Mortgages Trust
    Series 03-6 1A2 3.134% 12/25/33 ................       65,000       64,756
   Master Alternative Loans Trust Series
    03-9 1A1 5.50% 12/25/18 ........................      100,000      103,031
   Structured Asset Securities Corporation
***Series 02-22H 1A 7.00% 11/25/32 .................       45,381       47,200
   Series 03-33H 1A1 5.50% 10/25/33 ................       93,493       93,989
   Washington Mutual
 ^^Series 03-AR4 A7 3.95% 5/25/33 ..................       73,266       73,432
   Series 03-S1 A1 5.00% 4/25/33 ...................       99,203      101,560
 ^^Wells Fargo Mortgage Backed
   Securities Trust
    Series 03-K 2A5 4.522% 11/25/33 ................       55,000       50,050
    Series 03-M A1 4.788% 12/25/33 .................      104,293      103,022
                                                                    ----------
   Total Non-Agency Collateralized
    Mortgage Obligations
    (cost $1,667,856) ..............................                 1,674,247
                                                                    ----------

  MUNICIPAL BONDS-0.62%
   California State 5.00% 2/1/33 ...................       20,000       19,476
   Forsyth Montana Pollution Control
     Revenue 5.20% 5/1/33 ..........................       25,000       25,885
   Illinois State Taxable Pension
     5.10% 6/1/33 ..................................      115,000      105,187
   Long Island Power Authority-Series A
     5.00% 6/1/08 ..................................       40,000       43,576
   Oregon State Taxable Pension
    5.892% 6/1/27 ..................................       80,000       82,482
   Wisconsin State General Revenue 5.70%
    5/1/26 (FSA) ...................................       55,000       55,464
                                                                    ----------
   Total Municipal Bonds
    (cost $338,237) ................................                   332,070
                                                                    ----------

                                                        Principal      Market
                                                         Amount         Value
  SOVEREIGN DEBT-0.12%
 #Commonwealth of Bahamas 144A
   6.625% 5/15/33 .................................   $    60,000   $    62,986
                                                                    -----------
  Total Sovereign Debt
   (cost $59,833) .................................                      62,986
                                                                    -----------

  U.S. TREASURY OBLIGATIONS-6.68%
*^U.S. Treasury Bonds 5.375% 2/15/31 ..............       885,000       923,202
  U.S. Treasury Inflation Index Notes
   3.00% 7/15/12 ..................................       482,286       525,918
 ^ 3.375% 4/15/32 .................................       291,043       359,768
  U.S. Treasury Notes
   1.625% 9/30/05 .................................       895,000       894,930
   3.375% 11/15/08 ................................        10,000        10,082
 * 4.25% 11/15/13 .................................       845,000       844,340
                                                                    -----------
  Total U.S. Treasury Obligations
   (cost $3,528,095) ..............................                   3,558,240
                                                                    -----------

  REPURCHASE AGREEMENTS-5.28%
  With BNP Paribas 0.85% 1/2/04
   (dated 12/31/03, collateralized by $65,000
   U.S. Treasury Bills due 3/25/04,
   market value $64,961, $241,000
   U.S. Treasury Notes 3.625%
   due 3/31/04, market value
   $244,737, $741,000
   U.S. Treasury Notes 6.00%
   due 8/15/04, market value
   $780,443, and $382,000
   U.S. Treasury Notes 1.625% due
   1/31/05, market value $386,641) ................     1,447,000     1,447,000
  With UBS Warburg 0.85% 1/2/04
   (dated 12/31/03, collateralized by $317,000
   U.S. Treasury Notes 1.625% due 3/31/05,
   market value $319,872, $11,000
   U.S. Treasury Notes 5.50%
   due 2/15/08, market value
   $12,261, and $952,000
   U.S. Treasury Notes 5.625% due 5/15/08,
   market value $1,061,930) .......................     1,365,000     1,365,000
                                                                    -----------
  Total Repurchase Agreements
   (cost $2,812,000)...............................                   2,812,000
                                                                    -----------

  Total Market Value of Securities Before
   Securities Lending Collateral-104.03%
   (cost $50,056,015) .............................                  55,381,837
                                                                    -----------

                                                                      Balanced-6

Delaware VIP Balanced Series
Statement of Net Assets (continued)

                                                        Principal     Market
                                                          Amount       Value

SECURITIES LENDING
 COLLATERAL**-6.51%
Short-Term Investments
ABN AMRO Bank Chicago
 0.96% 6/07/04 ......................................   $135,869     $135,863
Allied Irish Dublin 1.12% 1/20/04 ...................    155,276      155,279
Bayerische Landesbank 1.045% 8/30/04 ................     38,796       38,802
CDC IXIS 1.485% 11/12/04 ............................    154,959      155,279
Credit Suisse First Boston
 1.60% 12/13/04 .....................................    154,826      155,279
Deutsche Bank Financial
 0.991% 1/16/04 .....................................    155,324      155,334
Fannie Mae 0.955% 1/29/04 ...........................    776,399      776,387
Freddie Mac 1.12% 1/15/04 ...........................     87,841       87,907
General Electric Capital
 1.068% 10/04/04 ....................................     58,291       58,380
 1.069% 5/14/04 .....................................     77,655       77,710
Goldman Sachs Group LP
 1.18% 12/08/04 .....................................     38,820       38,820
HBOS Treasury Services PLC
 1.14% 4/08/04 ......................................    155,264      155,279
Keybank NA 1.146% 1/26/04 ...........................     77,668       77,679
Lloyds Bank PLC 1.08% 2/09/04 .......................    174,686      174,690
Marsh & McLennan 1.291% 6/15/04 .....................     97,231       99,616
Merrill Lynch Mortgage Capital
 1.10% 1/12/04 .....................................     155,279      155,279
Mizuho Securities 1.03% 1/02/04 ....................     267,143      267,143
Morgan Stanley Dean Witter
 1.283% 1/31/05 ....................................      38,757       38,820
 1.330% 3/19/04 ....................................      97,006       97,050
Societe Generale 1.085% 12/08/04 ...................     155,240      155,240
Swiss Re Financial 1.103% 1/15/04 ..................      96,818       96,780
Wachovia Bank NA 1.064% 11/15/04 ...................     155,295      155,418
Wilmington Trust 1.11% 1/22/04 .....................     155,275      155,279
                                                                   ----------
Total Securities Lending Collateral
 (cost $3,463,313) .................................                3,463,313
                                                                   ----------

TOTAL MARKET VALUE OF SECURITIES-110.54% (cost $53,519,328)...................................       58,845,150+++

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL-(6.51%)**..................................       (3,463,313)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(4.03%).......................................       (2,144,362)
                                                                                                    -----------
NET ASSETS APPLICABLE TO 4,130,415 SHARES OUTSTANDING-100.00%.................................      $53,237,475
                                                                                                    ===========
NET ASSET VALUE-DELAWARE VIP BALANCED SERIES STANDARD CLASS ($53,232,804 / 4,130,052 shares)..           $12.89
                                                                                                         ======
NET ASSET VALUE-DELAWARE VIP BALANCED SERIES SERVICE CLASS ($4,671 / 362.7 shares)............           $12.88
                                                                                                         ======
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2003:
Shares of beneficial interest (unlimited authorization-no par)................................      $74,377,217
Undistributed net investment income...........................................................        1,054,243
Accumulated net realized loss on investments..................................................      (27,491,055)
Net unrealized appreciation of investments....................................................        5,297,070
                                                                                                    -----------
Total net assets..............................................................................      $53,237,475
                                                                                                    ===========

--------------
  *Fully or partially on loan.
 **See Note #10 in "Notes to Financial Statements".
***Variable Rate Notes-the interest rate shown is the rate as of December 31,
   2003.
  ^Fully or partially pledged as collateral for financial futures contracts and options written.
 ^^Floating Rate Notes-the interest rate shown is the rate as of December 31, 2003 and the maturity date shown is the longer of the next interest readjustment or the date the principal amount shown can be recovered through demand.
  #Security exempt from registration under Rule 144A of the Securities Act of
   1933. See Note #11 in "Notes to Financial Statements."
  +Non-income producing security for the year ended December 31, 2003. ++Interest only.
+++Includes $5,095,395 of securities on loan.

   ADR-American Depositary Receipts
   FSA-Insured by Financial Security Assurance
   GNMA-Government National Mortgage Association
   SLMA-Student Loan Marketing Association
   TBA-To be announced

                             See accompanying notes

                                                                      Balanced-7

Delaware VIP Trust-
Delaware VIP Balanced Series
Statement of Operations
Year Ended December 31, 2003

INVESTMENT INCOME:
Interest .......................................................   $   786,394
Dividends ......................................................       532,065
Securities lending income ......................................         8,177
                                                                   -----------
                                                                     1,326,636
                                                                   -----------
EXPENSES:
Management fees ...............................................        335,066
Accounting and administration expenses ........................         21,984
Custodian fees ................................................         10,240
Professional fees .............................................          6,625
Dividend disbursing and transfer agent fees
  and expenses ................................................          5,172
Reports and statements to shareholders ........................          4,683
Trustees' fees ................................................          2,410
Registration fees .............................................            335
Distribution expenses - Service Class .........................             11
Other .........................................................         12,912
                                                                   -----------
                                                                       399,438
                                                                   -----------
Less waiver of distribution expenses - Service Class...........             (2)
Less expenses paid indirectly .................................         (1,717)
Total expenses ................................................        397,719
                                                                   -----------

NET INVESTMENT INCOME .........................................        928,917
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Net realized gain (loss) on:
 Investments ..................................................        (26,403)
 Futures contracts ............................................        (41,349)
 Options written ..............................................         15,762
 Swap agreements ..............................................         61,196
                                                                   -----------
Net realized gain .............................................          9,206
Net change in unrealized appreciation/depreciation
  of investments ..............................................      8,023,420
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS ..............................................      8,032,626
                                                                   -----------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS .............................................    $ 8,961,543
                                                                   ===========

                             See accompanying notes

Delaware VIP Trust-
Delaware VIP Balanced Series
Statement of Changes in Net Assets

                                                             Year Ended
                                                     12/31/03         12/31/02
                                                     --------         --------

INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
Net investment income ..........................  $    928,917     $  1,503,231
Net realized gain (loss) on investments ........         9,206       (9,361,830)
Net change in unrealized appreciation/
  depreciation of investments ..................     8,023,420       (5,206,494)
                                                   -----------      -----------
Net increase (decrease) in net assets resulting
  from operations ..............................     8,961,543      (13,065,093)
                                                   -----------      -----------

DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income:
 Standard Class ................................    (1,598,053)      (2,464,289)
 Service Class .................................          (121)            (126)
                                                   -----------      -----------
                                                    (1,598,174)      (2,464,415)
                                                   -----------      -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class ................................     1,971,439        1,028,220
Net asset value of shares issued upon
 reinvestment of dividends and distributions:
 Standard Class ................................     1,598,053        2,464,289
 Service Class .................................           121              126
                                                   -----------      -----------
                                                     3,569,613        3,492,635
                                                   -----------      -----------
Cost of shares repurchased:
 Standard Class ................................   (12,488,115)     (23,552,847)
                                                   -----------      -----------
                                                   (12,488,115)     (23,552,847)
                                                   -----------      -----------
Decrease in net assets derived from capital
  share transactions ...........................    (8,918,502)     (20,060,212)
                                                   -----------      -----------

NET DECREASE IN NET ASSETS .....................    (1,555,133)     (35,589,720)

NET ASSETS:
Beginning of year ..............................    54,792,608       90,382,328
                                                   -----------      -----------
End of year ....................................   $53,237,475      $54,792,608
                                                   ===========      ===========

                  See accompanying notes


                                                                      Balanced-8

Delaware VIP Trust-Delaware VIP Balanced Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                          Delaware VIP Balanced Series Standard Class
                                                                                         Year Ended
                                                              12/31/03       12/31/02    12/31/01(1)     12/31/00        12/31/99
                                                              ---------------------------------------------------------------------
Net asset value, beginning of period .....................     $11.170       $13.730       $15.230        $17.340         $20.040

Income (loss) from investment operations:
Net investment income(2) .................................       0.211         0.258         0.329          0.399           0.408
Net realized and unrealized gain (loss) on investments ...       1.872        (2.430)       (1.494)        (0.956)         (1.958)
                                                               -------       -------       -------        -------         -------
Total from investment operations .........................       2.083        (2.172)       (1.165)        (0.557)         (1.550)
                                                               -------       -------       -------        -------         -------

Less dividends and distributions from:
Net investment income ....................................      (0.363)       (0.388)       (0.335)        (0.451)         (0.380)
Net realized gain on investments .........................          --            --            --         (1.102)         (0.770)
                                                               -------       -------       -------        -------         -------
Total dividends and distributions ........................      (0.363)       (0.388)       (0.335)        (1.553)         (1.150)
                                                               -------       -------       -------        -------         -------

Net asset value, end of period ...........................     $12.890       $11.170       $13.730        $15.230         $17.340
                                                               =======       =======       =======        =======         =======

Total return(3) ..........................................      19.21%       (16.27%)       (7.66%)        (3.12%)         (7.85%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ..................     $53,233       $54,789       $90,377       $120,705        $172,002
Ratio of expenses to average net assets ..................       0.77%         0.75%         0.73%          0.79%           0.74%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly .................       0.77%         0.76%         0.73%          0.79%           0.74%
Ratio of net investment income to average net assets .....       1.80%         2.10%         2.37%           2.54           2.17%
Ratio of net investment income to average net assets prior
 to expense limitation and expenses paid indirectly ......       1.80%         2.09%         2.37%           2.54           2.17%
Portfolio turnover .......................................        231%          303%          336%            179            107%

-----------
(1) As required, effective January 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.009, an increase in net realized and unrealized gain (loss) per share of $0.009, and a decrease in the ratio of net investment income to average net assets of 0.07%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect these changes in accounting.
(2) The average shares outstanding method has been applied for per share information for years ended December 31, 2003, 2002, 2001 and 2000.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes
                                                                      Balanced-9

Delaware VIP Balanced Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                             Delaware VIP Balanced Series Service Class

                                                                                                                5/1/00(2)
                                                                                      Year Ended                    to
                                                                            12/31/03   12/31/02   12/31/01(1)    12/31/00
                                                                           -----------------------------------------------
Net asset value, beginning of period............................            $11.170      $13.720     $15.230      $15.080

Income (loss) from investment operations:
Net investment income(3).......................................               0.186        0.238       0.308        0.246
Net realized and unrealized gain (loss) on investments.........               1.867       (2.421)     (1.498)       0.024
                                                                            -------      -------     -------      -------
Total from investment operations...............................               2.053       (2.183)     (1.190)       0.270
                                                                            -------      -------     -------      -------

Less dividends and distributions from:
Net investment income..........................................              (0.343)      (0.367)     (0.320)      (0.120)
Net realized gain on investments...............................                   -            -           -            -
                                                                            -------      -------     -------      -------
Total dividends and distributions..............................              (0.343)      (0.367)     (0.320)      (0.120)
                                                                            -------      -------     -------      -------

Net asset value, end of period.................................             $12.880      $11.170     $13.720      $15.230
                                                                            =======      =======     =======      =======

Total return(4)................................................              18.90%      (16.40%)     (7.76%)       1.91%

Ratios and supplemental data:
Net assets, end of period (000 omitted)........................                  $5           $4          $5           $5
Ratio of expenses to average net assets........................               0.99%        0.90%       0.88%        0.94%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly.......................               1.02%        0.91%       0.88%        0.94%
Ratio of net investment income to average net assets...........               1.58%        1.95%       2.22%        2.39%
Ratio of net investment income to average net assets prior
 to expense limitation and expenses paid indirectly............               1.55%        1.94%       2.22%        2.39%
Portfolio turnover.............................................                231%         303%        336%         179%

------------
(1) As required, effective January 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.009, an increase in net realized and unrealized gain (loss) per share of $0.009, and a decrease in the ratio of net investment income to average net assets of 0.07%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect these changes in accounting.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes
                                                                     Balanced-10

Delaware VIP Trust-Delaware VIP Balanced Series
Notes to Financial Statements
December 31, 2003

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP Balanced Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek a balance of capital appreciation, income and preservation of capital.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation-All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market, Inc. (NASDAQ) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes-The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting-Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements-The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates-The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other-Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Premiums and discounts on all debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. The amount of these expenses was approximately $1,237 for the year ended December 31, 2003. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended December 31, 2003, were approximately $480. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2004. No reimbursement was due for the year ended December 31, 2003.

                                                                     Balanced-11

Delaware VIP Balanced Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and
   Other Transactions with Affiliates (continued)
Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2004 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Prior to May 1, 2003, the Board of Trustees had set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At December 31, 2003, the Series had liabilities payable to affiliates as follows:


                                  Dividend disbursing,
             Investment           transfer agent fees,
             management               accounting            Other expenses
            fee payable           and other expenses        payable to DMC
              to DMC                payable to DSC          and affiliates*
            -----------          ---------------------      ---------------
               $29,227                    $937                  $5,930

--------------
* DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, custodian fees and trustees' fees.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2003, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

 Purchases....................          $91,189,923
 Sales .......................         $101,011,711

At December 31, 2003, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                       Aggregate         Aggregate
       Cost of         unrealized       unrealized      Net unrealized
     investments      appreciation     depreciation      appreciation
    ------------      ------------     ------------     --------------
    $50,534,225        $5,177,478       $(329,866)        $4,847,612

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the years ended December 31, 2003 and 2002 was as follows:

                                      Year                 Year
                                      Ended                Ended
                                     12/31/03             12/31/02
                                     --------             --------
 Ordinary income.................   $1,598,174           $2,464,415

As of December 31, 2003, the components of net assets on a tax basis were as follows:

Shares of beneficial interest....  $74,377,217
Undistributed ordinary income....    1,054,243
Capital loss carryforwards.......  (27,041,597)
Unrealized appreciation of
  investments....................    4,847,612
                                   -----------
Net assets.......................  $53,237,475
                                   ===========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $8,963,267 expires in 2008, $8,028,969 expires in 2009, $9,576,012 expires in 2010 and $473,349 expires in 2011.


                                                                     Balanced-12

Delaware VIP Balanced Series
Notes to Financial Statements (continued)

5. Capital Shares
Transactions in capital shares were as follows:

                                        Year               Year
                                        Ended              Ended
                                       12/31/03          12/31/02
                                       --------          --------
Shares sold:
  Standard Class.................      166,080            83,820

Shares issued upon reinvestment
  of dividends and distributions:
  Standard Class.................      145,278           185,424
  Service Class..................           11                 9
                                    ----------        ----------
                                       311,369           269,253
                                    ----------        ----------
Shares repurchased:
  Standard Class.................   (1,084,706)       (1,948,157)
                                    ----------        ----------
Net decrease.....................     (773,337)       (1,678,904)
                                    ==========        ==========

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2003, or at any time during the period.

7. Futures Contracts
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Series' custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at December 31, 2003 were as follows:

                                                                                    Unrealized
Contracts                                Notional                                  Appreciation
to Buy (Sell)                         Cost (Proceeds)        Expiration Date      (Depreciation)
-------------                         ---------------        ---------------      --------------
(23) U.S. Treasury 5 year Notes        $(2,534,540)                3/04              $(33,606)
4 U.S. Long Bond                           435,176                 3/04                 2,074
                                                                                     --------
                                                                                     $(31,532)
                                                                                     ========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

                                                                     Balanced-13

Delaware VIP Balanced Series
Notes to Financial Statements (continued)

8. Options Written
During the year ended December 31, 2003, the Series entered into options contracts in accordance with its investment objectives. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the year ended December 31, 2003 for the Series, were as follows:

                                                       Number
                                                    of Contracts     Premiums
                                                    ------------     --------
Options outstanding at December 31, 2002                 34          $33,660
Options written                                          32           12,280
Options terminated in closing purchase transaction      (34)         (33,660)
                                                        ---          -------
Options outstanding at December 31, 2003                 32          $12,280
                                                        ===          =======

At December 31, 2003, the Series had the following options written outstanding:

                                                                                                               Unrealized
                                    Number of             Notional        Exercise       Expiration           Appreciation
Description                         Contracts              Amount          Price            Date             (Depreciation)
--------------------                ---------             --------        --------       ----------          --------------
Call Options Written
U.S. Treasury 10 year Future           16                $1,600,000         $115          2/21/04               $(1,860)
Put Options Written
U.S. Treasury 10 year Future           16                $1,600,000         $105          2/21/04                 4,640
                                                                                                                -------
                                                                                                                $ 2,780
                                                                                                                =======

Writing options contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

9. Swap Agreements
During the year ended December 31, 2003, the Series entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

There were no total return swap agreements were outstanding at December 31, 2003.

10. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails


                                                                     Balanced-14

Delaware VIP Balanced Series
Notes to Financial Statements (continued)

10. Securities Lending (continued)
to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand.

With respect to security loans collateralized by U.S. Treasury obligations the Series receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records securities lending income net of the allocations to the security lending agent and the borrower.

At December 31, 2003, the market value of the securities on loan was $5,095,395, for which the Series received securities collateral, comprised of U.S. government obligations valued at $1,716,863, and cash collateral of $3,463,313. Investments purchased with cash collateral are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

11. Credit and Market Risk
The Series invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

12. Tax Information (Unaudited)
For the fiscal year ended December 31, 2003, the Series designates distributions paid during the year as follows:

             (A)                   (B)
          Long-Term             Ordinary
        Capital Gains            Income            Total                (C)
        Distributions        Distributions     Distributions        Qualifying
        (Tax Basis)           (Tax Basis)       (Tax Basis)         Dividends(1)
        -------------        -------------     -------------        -----------
             --                   100%             100%                 100%

----------
(A) and (B) are based on a percentage of the Series' total distributions.
(C) is based on a percentage of ordinary income of the Series.
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

                                                                     Balanced-15

Delaware VIP Trust-Delaware VIP Balanced Series
Report of Independent Auditors

To the Shareholders and Board of Trustees
Delaware VIP Trust - Delaware VIP Balanced Series

We have audited the accompanying statement of net assets of Delaware VIP Balanced Series (the "Series") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers, or by other auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Delaware VIP Balanced Series at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP

Philadelphia, Pennsylvania
February 6, 2004

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------


                                                                     Balanced-16

Delaware Investments Family of Funds
       BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                                   Number of            Other
                                                                            Principal         Portfolios in Fund    Directorships
     Name,                   Position(s)                                  Occupation(s)         Complex Overseen       Held by
    Address                   Held with         Length of Time                During          by Trustee/Director  Trustee/Director
 and Birthdate                 Fund(s)             Served                  Past 5 Years            or Officer        or Officer
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Jude T. Driscoll(2)          Chairman and          4 Years -              Since August 2000,           80              None
2005 Market Street            Trustee(4)       Executive Officer     Mr. Driscoll has served in
 Philadelphia, PA                                                   various executive capacities
      19103                                      Trustee since          at different times at
                                                 May 15, 2003          Delaware Investments(1)
March 10, 1963
                                                                      Senior Vice President and
                                                                  Director of Fixed-Income Process -
                                                                Conseco Capital Management (June 1998 -
                                                                            August 2000)

                                                                         Managing Director -
                                                                 NationsBanc Capital Markets (February
                                                                          1996 - June 1998)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

 Walter P. Babich              Trustee             16 Years                 Board Chairman -           98              None
2005 Market Street                                                 Citadel Construction Corporation
 Philadelphia, PA                                                          (1989 - Present)
      19103

 October 1, 1927
-----------------------------------------------------------------------------------------------------------------------------------
  John H. Durham               Trustee            25 Years(3)              Private Investor            98        Trustee - Abington
2005 Market Street                                                                                                Memorial Hospital
 Philadelphia, PA
     19103
                                                                                                                 President/Director-
                                                                                                                  22 WR Corporation
August 7, 1937
-----------------------------------------------------------------------------------------------------------------------------------
   John A. Fry                 Trustee(4)         3 Years                      President -             80              None
2005 Market Street                                                   Franklin & Marshall College
Philadelphia, PA                                                        (June 2002 - Present)
     19103
                                                                       Executive Vice President -
                                                                      University of Pennsylvania
  May 28, 1960                                                         (April 1995 - June 2002)
-----------------------------------------------------------------------------------------------------------------------------------
 Anthony D. Knerr              Trustee            11 Years             Founder/Managing Director -     98              None
2005 Market Street                                                     Anthony Knerr & Associates
 Philadelphia, PA                                                        (Strategic Consulting)
     19103                                                                  (1990 - Present)

December 7, 1938
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     Balanced-17

                                                                                                   Number of            Other
                                                                            Principal         Portfolios in Fund    Directorships
     Name,                   Position(s)                                  Occupation(s)         Complex Overseen       Held by
    Address                   Held with         Length of Time                During          by Trustee/Director  Trustee/Director
 and Birthdate                 Fund(s)             Served                  Past 5 Years            or Officer        or Officer
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (continued)

   Ann R. Leven                Trustee             15 Years         Treasurer/Chief Fiscal Officer -   98          Director - Andy
2005 Market Street                                                      National Gallery of Art                   Warhol Foundation
 Philadelphia, PA                                                            (1994 - 1999)
     19103                                                                                                            Director -
                                                                                                                     Systemax Inc.
November 1, 1940
-----------------------------------------------------------------------------------------------------------------------------------
 Thomas F. Madison             Trustee             10 Years                 President/Chief            98             Director -
2005 Market Street                                                         Executive Officer -                      Banner Health
 Philadelphia, PA                                                          MLM Partners, Inc.
    19103                                                               (Small Business Investing                     Director -
                                                                             and Consulting)                      CenterPoint Energy
                                                                        (January 1993 - Present)
February 25, 1936
                                                                                                                      Director -
                                                                                                                  Digital River Inc.

                                                                                                                  Director - Rimage
                                                                                                                      Corporation
-----------------------------------------------------------------------------------------------------------------------------------
   Janet L. Yeomans            Trustee             5 Years              Vice President/Mergers &       98              None
  2005 Market Street                                                  Acquisitions - 3M Corporation
   Philadelphia, PA                                                     (January 2003 - Present)
       19103
                                                                          Ms. Yeomans has held
    July 31, 1948                                                     various management positions
                                                                      at 3M Corporation since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

 Joseph H. Hastings           Executive           Executive             Mr. Hastings has served in     98              None
 2005 Market Street        Vice President       Vice President         various executive capacities
Philadelphia, PA                and                  and                   at different times at
    19103                 Chief Financial       Chief Financial            Delaware Investments.
                              Officer           Officer since
                                               August 21, 2003
December 19, 1949
-----------------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro    Senior Vice President, Chief Legal Officer        Ms. Maestro has served in     98              None
2005 Market Street      Chief Legal Officer         since               various executive capacities
 Philadelphia, PA         and Secretary         March 17, 2003             at different times at
      19103                                                                Delaware Investments.

November 26, 1957
-----------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof     Senior Vice President        8 Years               Mr. Bishof has served in      98              None
2005 Market Street        and Treasurer                                various executive capacities
 Philadelphia, PA                                                        at different times at
     19103                                                                 Delaware Investments.

August 18, 1962
-----------------------------------------------------------------------------------------------------------------------------------

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

                                                                     (8533)

                                                                     Balanced-19

FOR INCOME

Delaware VIP Trust-Delaware VIP Capital Reserves Series

Portfolio Snapshot
   Delaware VIP Capital Reserves Series returned +4.63% (Standard Class shares with distributions reinvested) for the year ended December 31, 2003. The Lehman Brothers Intermediate Government/Credit Index gained +4.31% for the same period.
   During the fiscal year, three relatively distinct periods emerged in the fixed-income markets. First, from year-end 2002 to June 13, investors contended with a generational low in interest rates. During this time, the Fed's publicly stated concerns were with deflation. Economic readings were mixed; the capital markets were not convinced that the recovery was in place.
   After the June 13 lows, we saw fixed income interest rates climb steadily through to September. Economic data were pointing to higher growth and the capital markets affirmed that a sustainable recovery was in place. As rates began to reflect this new level of economic recovery, bond prices declined. The Treasury yield curve steepened as longer bonds were more greatly impacted by rising rates. This trend continued until early September, when rates saw a significant increase for two- through 30-year issues.
   The last four months of 2003 were marked by a decline in volatility and a leveling off of rates. With a recovery appearing more promising the Fed announced that rates would be held steady for the near term.
   The Series experienced a superior return versus its benchmark index due particularly to the performance of high-grade corporates. As investors reached for yield, the performance of Treasuries gave way to fixed-income securities of slightly lesser quality. Corporate bonds benefited from general economic strengthening, as evidenced by the Commerce Department's announcement that U.S. gross domestic product (GDP) grew by +8.2% in the third quarter of 2003. They also benefited from fundamental improvements in the business community, as with better earnings and higher quality balance sheets.
   Our asset allocation decision to be generally overweighted in corporates was driven by our belief that continued economic strengthening would likely enhance the appeal of corporate bonds. Furthermore, we thought the lower-quality sectors of the high-grade market appeared attractively valued, and thus we stressed such securities during the period. These decisions positively impacted the Series' performance during the 12 months, as did our focus on such sectors of the corporate bond market as media/telecommunications, automotive, and utilities.

Investment Outlook
We remain true to our investment discipline. Our process of analyzing economic and market conditions to identify high-quality securities and market sectors that may provide a high stable level of income has not changed. We will keep a watchful eye on the Fed's perception of economic growth and its stance of easing monetary policy through interest rate adjustments.

Performance of a $10,000 Investment:
December 31, 1993 through December 31, 2003








                  Delaware VIP Capital          Lehman Brothers
                    Reserves Series              Intermediate
                (Standard Class Shares)    Government/Credit Index
                -----------------------    ------------------------
Dec.'93                 $10,000                     $10,000
Dec.'94                 $ 9,732                     $ 9,807
Dec.'95                 $11,101                     $11,311
Dec.'96                 $11,551                     $11,769
Dec.'97                 $12,429                     $12,695
Dec.'98                 $13,253                     $13,764
Dec.'99                 $13,228                     $13,819
Dec.'00                 $14,411                     $15,214
Dec.'01                 $15,610                     $16,580
Dec.'02                 $16,735                     $18,212
Dec.'03                 $17,510                     $18,997

                      Delaware VIP Capital Reserves Series
                          Average Annual Total Returns
                      -------------------------------------
                           Standard Class       Service Class
                              Shares*              Shares**
               Lifetime       +6.58%               +7.41%
               10 Years       +5.76%                 --
               Five Years     +5.70%                 --
               One Year       +4.63%               +4.21%

                    For the periods ended December 31, 2003

                *Commenced operations on July 28, 1988.
               **Commenced operations on May 1, 2000.

Past performance is not a guarantee of future results. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The chart shows a $10,000 investment in Delaware VIP Capital Reserves Series Standard Class shares and the Lehman Brothers Intermediate Government/Credit Index for the 10-year period from December 31, 1993 through December 31, 2003. All distributions were reinvested. Returns plotted on the chart were as of the last day of each month shown. The Lehman Brothers Intermediate Government/Credit Index measures the performance of U.S. government and corporate bonds. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Earnings from a variable annuity investment compound tax-free until withdrawal, so no adjustments were made for income taxes. An expense limitation for advisory fees was in effect for Delaware VIP Capital Reserves Series during all periods shown. Performance for the lifetime period would have been lower had an advisory fee waiver not been in effect. A portion of 12b-1 fees was waived for the one-year and lifetime periods for the Service Class shares. Performance does not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity or variable life prospectus.


                                                              Capital Reserves-1

Delaware VIP Trust-Delaware VIP Capital Reserves Series
Statement of Net Assets
December 31, 2003

                                                     Principal       Market
                                                      Amount         Value
AGENCY ASSET-BACKED SECURITIES-3.38%
+SLMA Student Loan Trust
  Series 96-3 A2 1.889% 10/25/11 ............       $  550,000     $  551,832
  Series 97-1 A2 1.509% 1/25/10 .............           99,286         99,731
  Series 98-2 A2 1.656% 1/25/14 .............          498,063        501,728
                                                                   ----------
Total Agency Asset-Backed Securities
  (cost $1,151,908)                                                 1,153,291
                                                                   ----------
AGENCY COLLATERALIZED MORTGAGE
  OBLIGATIONS-3.40%
Fannie Mae
  Series 03-18 Class DA 4.50% 11/25/14 ......          200,000        204,384
  Series 03-86 Class OJ 5.00% 3/25/17 .......          155,000        160,989
Fannie Mae Whole Loan Series 02-W1
  Class 1A2 4.81% 12/25/33 ..................          118,479        119,494
Freddie Mac Structured Pass Through
  Securities
  Series T-58 Class 1A2 3.108% 5/25/35 ......          110,000        110,573
  Series T-58 Class 2A 6.50% 9/25/43 ........          236,499        251,502
GNMA
  Series 02-61 Class BA 4.648% 3/16/26 ......           80,000         82,128
  Series 02-62 B 4.763% 1/16/25 .............           80,000         82,196
  Series 03-5 B 4.486% 10/16/25 .............          145,000        146,067
                                                                   ----------
Total Agency Collateralized Mortgage
  Obligations (cost $1,153,860) .............                       1,157,333
                                                                   ----------
AGENCY MORTGAGE-BACKED SECURITIES-9.31%
Fannie Mae
  4.50% 10/1/10 .............................          148,746        151,163
  5.00% 11/1/17 .............................          617,816        631,137
  5.50% 10/1/16 TBA .........................        1,300,000      1,347,126
  6.50% 4/1/12 ..............................          160,924        170,780
  6.52% 1/1/08 ..............................          204,636        225,163
  7.50% 12/1/10 .............................           29,022         30,636
  7.50% 6/1/31 ..............................          185,000        197,777
  8.50% 8/1/12 ..............................           54,904         58,902
  9.00% 6/1/09 ..............................          181,879        203,137
Freddie Mac
  3.50% 9/1/18 ..............................          122,500        118,059
  3.50% 10/1/18 .............................           19,822         19,103
GNMA
  12.00% 6/20/14 ............................            9,584         10,998
  12.00% 3/20/15 ............................            4,693          5,394
  12.00% 2/20/16 ...........................             4,303          4,953
                                                                   ----------
Total Agency Mortgage-Backed
  Securities (cost $3,153,946) ..............                       3,174,328
                                                                   ----------
AGENCY OBLIGATIONS-4.30%
Fannie Mae 4.625% 10/15/13 ..................          150,000        149,234
Federal Home Loan Bank
  2.15% 9/30/05 .............................          345,000        345,492
  3.875% 2/12/10 ............................          155,000        154,563
Freddie Mac 2.10% 2/25/05 ...................          815,000        815,938
                                                                   ----------
Total Agency Obligations
  (cost $1,465,314)                                                 1,465,227
                                                                   ----------
ASSET-BACKED SECURITIES-4.26%
Bank One Issuance Trust Series
  02-A3 A3 3.59% 5/17/10 ....................          125,000        126,986
Capital One Multi-Asset Execution Trust
  Series 03-A6 A6 2.95% 8/17/09 .............          120,000        120,869
  Series 03-C2 C2 4.32% 4/15/09 .............           55,000         56,092

                                                    Principal        Market
                                                      Amount         Value
 ASSET-BACKED SECURITIES (continued)
 Citibank Credit Card Issuance Trust
  Series 03-A6 A6 2.90% 5/17/10 .............        $135,000      $  131,999
 Freddie Mac Structure Pass Through
  Securities Series T-50 A3 2.182% 9/27/07 ..         294,059         294,321
#GSAMP Trust 144A
  Series 02-HE2N 8.25% 10/20/32 .............          31,967          32,089
  Series 02-WFN 8.25% 10/20/32 ..............          23,779          23,855
 MBNA Credit Card Master Note Trust
  Series 01-A1 Class A1 5.75% 10/15/08 ......         280,000         301,136
 Mid-State Trust Series 11 A1
  4.864% 7/15/38 ............................          51,478          48,440
 NationsCredit Grantor Trust Series
  97-1 A 6.75% 8/15/13 ......................         104,367         109,664
 Navistar Financial Corporate Owner Trust
  Series 02-B A4 3.52% 10/15/09 .............         195,000         199,013
 Sharp Series 02-HE2N N 9.50% 10/25/32 ......           7,885           7,885
                                                                   ----------
 Total Asset-Backed Securities
  (cost $1,439,953) .........................                       1,452,349
                                                                   ----------
 CORPORATE BONDS-58.24%
 Airlines-1.01%
 Continental Airlines 6.503% 6/15/11 ........         280,000         276,192
 Delta Airlines 7.299% 9/18/06 ..............          60,000          54,146
 US Airways 6.85% 1/30/18 ...................          13,169          12,600
                                                                   ----------
                                                                      342,938
                                                                   ----------
 Banking & Finance-20.86%
 Apache Financial 7.00% 3/15/09 .............         220,000         254,704
 Bear Stearns 4.65% 7/2/18 ..................         155,000         142,027
 Citigroup 5.625% 8/27/12 ...................         235,000         248,501
 Compass Bank 6.45% 5/1/09 ..................         120,000         134,533
 Countrywide Home
  1.652% 6/2/06 .............................         285,000         287,262
  5.25% 6/15/04 .............................          90,000          91,528
 Credit Suisse First Boston USA
  3.875% 1/15/09 ............................         195,000         194,988
  6.125% 11/15/11 ...........................         155,000         169,019
#ERAC USA Finance 144A 7.35% 6/15/08 ........         345,000         394,544
 Ford Motor Credit
  5.625% 10/1/08 ............................          90,000          92,489
  7.25% 10/25/11 ............................         255,000         276,979
 Franklin Resources 3.70% 4/15/08 ...........         150,000         149,332
 Frost National Bank 6.875% 8/1/11 ..........         110,000         123,237
 General Electric Capital 5.45% 1/15/13 .....         205,000         213,647
 GMAC
  6.75% 1/15/06 .............................         100,000         107,406
  7.25% 3/2/11 ..............................         485,000         532,846
 Goldman Sachs 5.25% 10/15/13 ...............         205,000         207,362
 Household Finance 4.125% 12/15/08 ..........         150,000         151,480
#ING Bank 144A 5.125% 5/1/15 ................         315,000         314,621
 International Lease Finance 5.875% 5/1/13 ..         285,000         300,802
 Morgan Stanley 5.30% 3/1/13 ................          95,000          97,218
 National Rural Utilities Cooperative Finance
  3.875% 2/15/08 ............................         205,000         207,774
 Popular North American 4.25% 4/1/08 ........         180,000         183,432
 Regions Financial 6.375% 5/15/12 ...........         190,000         209,363
 Stilwell Financial 7.00% 11/1/06 ...........          80,000          87,468
#TIAA Global Markets 144A 2.75% 1/13/06 .....         200,000         202,481
 UFJ Finance Aruba 6.75% 7/15/13. ...........         360,000         384,618
 Union Bank Switzerland 7.25% 7/15/06 .......         490,000         546,029

                                                              Capital Reserves-2

Delaware VIP Capital Reserves Series
Statement of Net Assets (continued)
                                                    Principal        Market
                                                      Amount         Value
 CORPORATE BONDS (continued)
 Banking & Finance (continued)
 US Bank National Association
  6.375% 8/1/11 .............................       $  205,000     $  228,915
 Wells Fargo Financial 6.125% 4/18/12 .......          275,000        301,610
 Westpac Banking 4.625% 6/1/18 ..............          140,000        130,758
 Wilmington Trust 4.875% 4/15/13 ............          145,000        142,790
                                                                   ----------
                                                                    7,109,763
                                                                   ----------
 Basic Industry/Capital Goods-0.75%
 Dow Chemical 6.00% 10/1/12 .................           85,000         89,626
 Johnson Controls 5.00% 11/15/06 ............          155,000        165,224
                                                                   ----------
                                                                      254,850
                                                                   ----------
 Building & Materials-0.99%
 Valspar 6.00% 5/1/07 .......................          250,000        271,501
 York International 6.625% 8/15/06 ..........           60,000         64,790
                                                                   ----------
                                                                      336,291
                                                                   ----------
 Cable, Media & Publishing-3.68%
 Liberty Media
  3.50% 9/25/06 .............................           90,000         90,520
  7.75% 7/15/09 .............................          170,000        195,184
 Thomson Multimedia 5.75% 2/1/08 ............          200,000        217,091
 Time Warner 6.875% 5/1/12 ..................          250,000        281,869
 USA Interactive 7.00% 1/15/13 ..............          175,000        193,278
 USA Networks 6.75% 11/15/05 ................          260,000        277,201
                                                                   ----------
                                                                    1,255,143
                                                                   ----------
 Energy-2.91%
 Enterprise Products 7.50% 2/1/11 ...........          185,000        207,028
#Halliburton Company 144A 5.50% 10/15/10 ....          110,000        115,202
 Transocean Sedco Forex 6.75% 4/15/05 .......          245,000        258,767
 Valero Energy 6.125% 4/15/07 ...............          135,000        146,673
 Valero Logistics 6.05% 3/15/13 .............          255,000        265,829
                                                                   ----------
                                                                      993,499
                                                                   ----------
 Food, Beverage & Tobacco-4.78%
 Altria Group 7.00% 11/4/13 .................          295,000        315,267
 Anheuser-Busch 5.05% 10/15/16 ..............          260,000        258,890
 Kraft Foods
  4.00% 10/1/08 .............................          195,000        196,371
  5.625% 11/1/11 ............................           25,000         26,383
 #Miller Brewing 144A 4.25% 8/15/08 .........          305,000        309,388
 Nabisco 6.85% 6/15/05 ......................          145,000        155,008
 Universal 6.50% 2/15/06 ....................           75,000         80,903
 UST
  6.625% 7/15/12 ............................          165,000        183,847
  8.80% 3/15/05 .............................           95,000        102,371
                                                                   ----------
                                                                    1,628,428
                                                                   ----------
 Healthcare & Pharmaceuticals-1.15%
 Medco Health Solutions 7.25% 8/15/13 .......          250,000        273,215
 Schering-Plough 5.30% 12/1/13 ..............          115,000        117,276
                                                                   ----------
                                                                      390,491
                                                                   ----------
 Industrial-1.36%
 Hutchison Whamp International Limited
  6.50% 2/13/13 .............................          125,000        130,395
 Tyco International Group 6.375% 2/15/06 ....          310,000        331,700
                                                                   ----------
                                                                      462,095
                                                                   ----------
 Insurance-1.50%
 Aegon NV 4.75% 6/1/13 ......................          125,000        122,116
 AON 7.375% 12/14/12 ........................          150,000        171,799
 #Asif Global Financing 144A 4.90% 1/17/13 ..          130,000        129,437
 Progressive 6.375% 1/15/12 .................           80,000         88,330
                                                                   ----------
                                                                      511,682
                                                                   ----------

                                                    Principal        Market
                                                      Amount         Value
 CORPORATE BONDS (continued)
 Metals & Mining-0.37%
 Barrick Gold 7.50% 5/1/07 ..................        $110,000      $   125,272
                                                                   -----------
                                                                       125,272
                                                                   -----------
 Real Estate-0.28%
 Developers Divers Realty
  4.625% 8/1/10 .............................          95,000           94,613
                                                                   -----------
                                                                        94,613
                                                                   -----------
 Retail-2.35%
 CVS 3.875% 11/1/07 .........................         135,000          138,729
 Lowe's Companies 7.50% 12/15/05. ...........         190,000          209,821
 Safeway 3.80% 8/15/05 ......................         195,000          199,181
 Target
  5.875% 3/1/12 .............................         130,000          141,323
  5.95% 5/15/06 .............................         105,000          113,559
                                                                   -----------
                                                                       802,613
                                                                   -----------
 Technology/Hardware-0.70%
 Dell Computer 6.55% 4/15/08 ................         215,000          240,405
                                                                   -----------
                                                                       240,405
                                                                   -----------
 Telecommunications-7.77%
 AT&T 7.25% 11/15/06 ........................         315,000          348,610
#Cable & Wire Finance 144A 8.125% 6/15/09 ...         145,000          172,094
#Intelsat 144A 5.25% 11/1/08 ................         170,000          175,126
#Singapore Telecommunications 144A
  6.375% 12/1/11 ............................          90,000           99,663
 Sprint Capital
  6.375% 5/1/09 .............................          75,000           80,264
  8.375% 3/15/12 ............................         485,000          567,526
 Telefonica Europe 7.35% 9/15/05. ...........          95,000          103,141
#Telefonos de Mexico 144A 4.50% 11/19/08 ....         185,000          186,206
 Time Warner 8.18% 8/15/07 ..................         125,000          144,869
 Verizon Virginia 4.625% 3/15/13. ...........         315,000          304,264
 Verizon Wireless 5.375% 12/15/06 ...........         210,000          224,275
 Vodafone Group 5.375% 1/30/15 ..............         240,000          242,826
                                                                   -----------
                                                                     2,648,864
                                                                   -----------
 Utilities-7.78%
 Avista 7.75% 1/1/07 ........................          65,000           72,125
 Boston Gas 8.87% 1/5/05 ....................         120,000          128,417
 Consolidated Edison 3.625% 8/1/08 ..........         135,000          135,166
 Consumers Energy 6.00% 3/15/05 .............          75,000           78,146
#Consumers Energy 144A
  4.25% 4/15/08 .............................          70,000           70,768
 Detroit Edison 5.05% 10/1/05 ...............         135,000          141,274
 FPL Group Capital 3.25% 4/11/06 ............         230,000          234,170
 Hydro-Quebec 6.30% 5/11/11 .................         350,000          395,438
 Marathon Oil 9.375% 2/15/12 ................         170,000          218,622
 North Border Pipeline 6.25% 5/1/07 .........         180,000          195,762
#Power Contract 144A 5.20% 2/1/06 ...........         165,000          167,561
 Progress Energy 6.75% 3/1/06 ...............         210,000          227,809
 PSEG Energy Holdings 7.75% 4/16/07 .........         230,000          245,238
 Southern Capital 5.30% 2/1/07 ..............          25,000           26,991
 TXU Energy 7.00% 3/15/13 ...................         285,000          315,859
                                                                   -----------
                                                                     2,653,346
                                                                   -----------
 Total Corporate Bonds
  (cost $19,381,155) ........................                       19,850,293
                                                                   -----------



                                                              Capital Reserves-3

Delaware VIP Capital Reserves Series
Statement of Net Assets (continued)
                                                    Principal        Market
                                                      Amount         Value
  NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS-9.60%
  Bank of America Alternative Loan Trust
   Series 03-10 2A1 6.00% 12/25/33 ..........        $343,295      $  352,574
   Series 03-11 1A1 6.00% 1/25/34 ...........         110,000         113,008
++Bank of America Mortgage Securities
   Series 03-D 1A2 3.428% 5/25/33 ...........          24,219          24,619
   Series 03-F 1A1 2.969% 7/25/33 ...........          73,699          73,752
   Series 03-I 2A4 3.828% 10/25/33 ..........         165,000         165,678
 +Bear Stearns Adjustable Rate Mortgage
   Trust Series 03-7 8A 4.83% 10/25/33 ......         157,950         160,582
  Cendant Mortgage Series 02-4 A6
   6.50% 7/25/32 ............................          84,823          85,239
  Countrywide Alternative Loan Trust
   Series 02-7 6.75% 8/25/32 ................          67,258          67,870
++Countrywide Home Loans Series 03-21
   Class A1 4.19% 5/25/33                             147,597         149,833
  Credit Suisse First Boston Mortgage Securities
   Series 02-10 2A1 7.50% 5/25/32 ...........          42,159          45,213
   Series 02-30 1A1 7.50% 11/25/32 ..........          54,616          57,889
   Series 03-23 5A1 6.00% 9/25/33 ...........         105,884         109,282
   Series 03-23 7A1 5.00% 9/25/18 ...........         156,080         157,815
   Series 03-29 5A1 7.00% 12/25/33 ..........         280,000         295,443
++Master Adjustable Rate Mortgages Trust
   Series 03-6 1A2 3.134% 12/25/33 ..........         120,000         119,550
 +Vendee Mortgage Trust
   Series 00-1 1A 6.823% 1/15/30 ............         358,718         381,390
   Series 93-1 Class K 7.25% 4/15/12 ........         255,000         263,675
  Washington Mutual
++ Series 03-AR4 A7 3.95% 5/25/33 ...........         136,976         137,286
   Series 03-S1 A1 5.00% 4/25/33 ............         194,273         198,888
++Wells Fargo Mortgage Backed Securities Trust
   Series 03-K 2A5 4.522% 11/25/33 ..........         105,000          95,551
   Series 03-M A1 4.788% 12/25/33 ...........         218,518         215,856
                                                                   ----------
  Total Non-Agency
   Collateralized Mortgage Obligations
   (cost $3,264,328) ........................                       3,270,993
                                                                   ----------

                                                    Principal        Market
                                                      Amount         Value
 U.S. TREASURY OBLIGATIONS-6.82%
 U.S. Treasury Inflation Index Notes
  1.875% 7/15/13                                     $110,501      $  109,741
 *3.00% 7/15/12.................                      733,690         800,066
  3.375% 1/15/07.................                     128,096         138,804
  3.375% 4/15/32.................                     296,240         366,193
  3.625% 1/15/08.................                     610,986         675,904
 U.S. Treasury Note 4.25% 11/15/13                    235,000         234,816
                                                                   ----------
  Total U.S. Treasury Obligations
   (cost $2,283,894)                                                2,325,524
                                                                   ----------

 Repurchase Agreements-3.88%
 With BNP Paribas 0.85% 1/2/04
  (dated 12/31/03, collateralized by $31,000
  U.S. Treasury Bills due 3/25/04, market
  value $30,563, $113,000 U.S. Treasury
  Notes 3.625% due 3/31/04, market
  value $115,145, $349,000 U.S. Treasury
  Notes 6.00% due 8/15/04, market
  value $367,186, and $180,000 U.S. Treasury
  Notes 1.625% due 1/31/05, market
  value $181,908) ...........................         681,000         681,000
 With UBS Warburg 0.85% 1/2/04
  (dated 12/31/03, collateralized by $149,000
  U.S. Treasury Notes 1.625% due 3/31/05,
  market value $150,495, $5,000 U.S. Treasury
  Notes 5.50% due 2/15/08, market value $5,769,
  and $448,000 U.S. Treasury Notes 5.625% due
  5/15/08, market value $499,621) ...........         642,000         642,000
                                                                   ----------
 Total Repurchase Agreements
  (cost $1,323,000)                                                 1,323,000
                                                                   ----------

TOTAL MARKET VALUE OF SECURITIES-103.19% (COST $34,617,358)............................................     35,172,338

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(3.19%)................................................     (1,088,667)
                                                                                                           -----------

NET ASSETS APPLICABLE TO 3,402,912 SHARES OUTSTANDING-100.00%..........................................    $34,083,671
                                                                                                           ===========

NET ASSET VALUE-DELAWARE VIP CAPITAL RESERVES SERIES STANDARD CLASS ($34,077,185 / 3,402,263 SHARES)...         $10.02
                                                                                                                ======

NET ASSET VALUE-DELAWARE VIP CAPITAL RESERVES SERIES SERVICE CLASS ($6,486 / 648.5 SHARES).............         $10.00
                                                                                                                ======

COMPONENTS OF NET ASSETS AT DECEMBER 31, 2003:
Shares of beneficial interest (unlimited authorization-no par).........................................    $35,092,926
Undistributed net investment income....................................................................          3,044
Accumulated net realized loss on investments...........................................................     (1,537,435)
Net unrealized appreciation of investments.............................................................        525,136
                                                                                                           -----------
Total net assets.......................................................................................    $34,083,671
                                                                                                           -----------

 *Fully or partially pledged as collateral for financial futures and options contracts.
 +Variable Rate Notes - the interest rate shown is the rate as of December 31,
  2003.
++Floating Rate Notes - the interest rate shown is the rate as of December 31, 2003 and the maturity date shown is the longer of the net readjustment or the date the principal amount shown can be recovered through demand.
 #Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note #10 in "Notes to Financial Statements."

GNMA-Government National Mortgage Association
SLMA-Student Loan Marketing Association
TBA-To be announced
                             See accompanying notes
                                                              Capital Reserves-4

Delaware VIP Trust-
Delaware VIP Capital Reserves Series
Statement of Operations
Year Ended December 31, 2003




INVESTMENT INCOME:
Interest  ........................................................   $1,540,846
                                                                     ----------
EXPENSES:
Management fees ..................................................      192,857
Accounting and administration expenses ...........................       16,600
Custodian fees .............................................. . .         9,690
Professional fees ................................................        4,542
Reports and statements to shareholders ...........................        4,472
Dividend disbursing and transfer agent fees
 and expenses ....................................................        3,994
Trustees' fees ...................................................        1,850
Registration fees ................................................          750
Distribution expenses - Service Class ............................           16
Other ............................................................        9,322
                                                                     ----------
                                                                        244,093
Less waiver of distribution expenses - Service Class .............           (2)
Less expenses paid indirectly ....................................         (926)
                                                                     ----------
Total expenses ...................................................      243,165
                                                                     ----------

NET INVESTMENT INCOME ............................................    1,297,681
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
 Investments .....................................................    1,147,434
 Futures contracts ...............................................     (199,849)
 Options written .................................................       27,664
 Swap agreements .................................................       89,961
                                                                     ----------
Net realized gain ................................................    1,065,210
Net change in unrealized appreciation/
 depreciation of investments .....................................     (658,121)
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ..................      407,089
                                                                     ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............   $1,704,770
                                                                     ==========

                             See accompanying notes

Delaware VIP Trust-
Delaware VIP Capital Reserves Series
Statements of Changes in Net Assets



                                                             Year Ended
                                                       12/31/03      12/31/02
                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income .............................  $  1,297,681  $  1,406,042
Net realized gain on investments ..................     1,065,210        13,587
Net change in unrealized appreciation/
 depreciation of investments ......................      (658,121)      900,834
                                                     ------------  ------------
Net increase in net assets resulting
 from operations ..................................     1,704,770     2,320,463
                                                     ------------  ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
 Standard Class ...................................    (1,552,350)   (1,519,894)
 Service Class ....................................          (244)         (268)
                                                     ------------  ------------
                                                       (1,552,594)   (1,520,162)
                                                     ------------  ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class ...................................     4,268,145    20,476,479
Net asset value of shares issued upon
 reinvestment of dividends and distributions:
 Standard Class ...................................     1,550,038     1,516,270
 Service Class ....................................           242           269
                                                     ------------  ------------
                                                        5,818,425    21,993,018
                                                     ------------  ------------
COST OF SHARES REPURCHASED:
 Standard Class ...................................   (14,590,488)  (11,091,327)
                                                     ------------  ------------
Increase (decrease) in net assets derived from
 capital share transactions .......................    (8,772,063)   10,901,691
                                                     ------------  ------------
NET INCREASE (DECREASE)
 IN NET ASSETS ....................................    (8,619,887)   11,701,992

NET ASSETS:
Beginning of year .................................    42,703,558    31,001,566
                                                     ------------  ------------
End of year .......................................  $ 34,083,671  $ 42,703,558
                                                     ============  ============


                             See accompanying notes

                                                              Capital Reserves-5

Delaware VIP Trust-Delaware VIP Capital Reserves Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                             Delaware VIP Capital Reserves Series Standard Class

                                                                                  Year Ended
                                                            12/31/03   12/31/02  12/31/01(1) 12/31/00   12/31/99
                                                            --------   --------  ----------- --------   --------
Net asset value, beginning of period .................      $ 9.970    $ 9.750    $ 9.530    $ 9.360    $ 9.880

Income (loss) from investment operations:
Net investment income ................................        0.329      0.419      0.533      0.590      0.546
Net realized and unrealized gain (loss) on investments        0.125      0.253      0.239      0.170     (0.520)
                                                            -------    -------    -------    -------    -------
Total from investment operations .....................        0.454      0.672      0.772      0.760      0.026
                                                            -------    -------    -------    -------    -------

Less dividends and distributions from:
Net investment income ................................       (0.404)    (0.452)    (0.552)    (0.590)    (0.546)
                                                            -------    -------    -------    -------    -------
Total dividends and distributions ....................       (0.404)    (0.452)    (0.552)    (0.590)    (0.546)
                                                            -------    -------    -------    -------    -------

Net asset value, end of period .......................      $10.020    $ 9.970    $ 9.750    $ 9.530    $ 9.360
                                                            =======    =======    =======    =======    =======

Total return(2) ......................................        4.63%      7.09%      8.27%      8.46%      0.28%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ..............      $34,077    $42,698    $30,996    $27,813    $36,701
Ratio of expenses to average net assets ..............        0.63%      0.62%      0.58%      0.63%      0.79%
Ratio of net investment income to average net assets .        3.36%      4.21%      5.46%      6.34%      5.68%
Portfolio turnover ...................................         438%       427%       290%       177%       129%

----------------
(1) As required, effective January 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.019, an increase in net realized and unrealized gain
     (loss) per share of $0.019, and a decrease in the ratio of net investment income to average net assets of 0.20%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect these changes in accounting.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes
                                                              Capital Reserves-6

Delaware VIP Capital Reserves Series
Financial Highlights (continued)


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                       Delaware VIP Capital Reserves Series Service Class
                                                                                             5/1/00(2)
                                                                      Year Ended                to
                                                            12/31/03   12/31/02  12/31/01(1) 12/31/00
                                                            --------   --------  ----------- --------
Net asset value, beginning of period ...............          $9.970    $ 9.760    $ 9.530    $ 9.210

Income from investment operations:
Net investment income ..............................           0.308      0.406      0.519      0.389
Net realized and unrealized gain on investments ....           0.105      0.243      0.249      0.320
                                                             -------    -------    -------    -------
Total from investment operations ...................           0.413      0.649      0.768      0.709
                                                             -------    -------    -------    -------

Less dividends and distributions from:
Net investment income ..............................          (0.383)    (0.439)    (0.538)    (0.389)
                                                             -------    -------    -------    -------
Total dividends and distributions ..................          (0.383)    (0.439)    (0.538)    (0.389)
                                                             -------    -------    -------    -------
Net asset value, end of period .....................         $10.000    $ 9.970    $ 9.760    $ 9.530
                                                             =======    =======    =======    =======
Total return(3) ....................................           4.21%      6.84%      8.23%      7.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ............              $6         $6         $6         $5
Ratio of expenses to average net assets ............           0.85%      0.77%      0.73%      0.73%
Ratio of expenses to average net assets prior to
 expense limitation and expenses paid indirectly ...           0.88%      0.77%      0.73%      0.73%
Ratio of net investment income to average net assets           3.14%      4.06%      5.31%      6.25%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid
  indirectly .......................................           3.11%      4.06%      5.31%      6.25%
Portfolio turnover .................................            438%       427%       290%       177%

----------------

(1) As required, effective January 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.019, an increase in net realized and unrealized gain
     (loss) per share of $0.019, and a decrease in the ratio of net investment income to average net assets of 0.20%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect these changes in accounting.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the distributor, as applicable. Performance would have been lower had the waiver not been in effect.

                             See accompanying notes





                                                              Capital Reserves-7

Delaware VIP Trust-Delaware VIP Capital Reserves Series
Notes to Financial Statements
December 31, 2003

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP Capital Reserves Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek a high, stable level of current income while attempting to minimize fluctuations in principal and provide maximum liquidity.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income and common expenses are allocated to the various classes of the Series on the basis of "settled shares" of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Premiums and discounts on all debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. The amount of these expenses was approximately $926 for the year ended December 31, 2003. In addition, the Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2003. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2004. No reimbursement was due for the year ended December 31, 2003.

                                                              Capital Reserves-8

Delaware VIP Capital Reserves Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2004 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Prior to May 1, 2003, the Board of Trustees had set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At December 31, 2003, the Series had liabilities payable to affiliates as follows:
                               Dividend disbursing,
  Investment                   transfer agent fees,         Other expenses
  management                       accounting                   payable
fee payable to                 and other expenses               to DMC
     DMC                         payable to DSC             and affiliates*
--------------                 --------------------         ---------------
   $14,631                            $893                      $3,981

----------------
*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, custodian fees and trustees' fees.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2003, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

 Purchases....................          $99,139,829
 Sales........................          $92,912,855

At December 31, 2003, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                      Aggregate              Aggregate
   Cost of            unrealized             unrealized           Net unrealized
 investments         appreciation           depreciation           appreciation
 -----------         ------------           ------------          --------------
 $34,717,051          $559,033               $(103,746)              $455,287

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the years ended December 31, 2003 and 2002 was as follows:

                                  Year Ended    Year Ended
                                   12/31/03      12/31/02
                                  ----------    ----------
Ordinary income...............    $1,552,594    $1,520,162

As of December 31, 2003, the components of net assets on a tax basis were as follows:

Shares of beneficial interest.............  $35,092,926
Undistributed ordinary income.............        3,044
Capital loss carryforwards................   (1,467,586)
Unrealized appreciation of investments....      455,287
                                            -----------
Net assets................................  $34,083,671
                                            ===========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $32,368 expires in 2007, $1,352,324 expires in 2008 and $82,894 expires in 2010.

                                                              Capital Reserves-9

Delaware VIP Capital Reserves Series
Notes to Financial Statements (continued)

5. Capital Shares
Transactions in capital shares were as follows:

                                                      Year               Year
                                                      Ended              Ended
                                                    12/31/03           12/31/02
                                                    --------           --------
Shares sold:
 Standard Class..................................    424,832          2,082,120

Shares issued upon reinvestment of dividends
 and distributions:
 Standard Class..................................    154,918            155,209
 Service Class...................................         24                 28
                                                  ----------         ----------
                                                     579,774          2,237,357
                                                  ----------         ----------
Shares repurchased:
 Standard Class.................................. (1,459,197)        (1,133,918)
                                                  ----------         ----------
Net increase (decrease)..........................   (879,423)         1,103,439
                                                  ==========         ==========

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2003, or at any time during the year.

7. Futures Contracts
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Series' custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts includes potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at December 31, 2003 were as follows:

                                                                                Unrealized
Contracts                              Notional                                Appreciation
to Buy (Sell)                      Cost (Proceeds)        Expiration Date     (Depreciation)
-------------                      ---------------        ---------------     --------------
(26) U.S. Treasury 5 year Notes     $(2,865,011)                3/04            $(37,123)
4 U.S. Long Bond                        435,176                 3/04               2,074
                                                                                --------
                                                                                $(35,049)
                                                                                ========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

8. Options Written
During the year ended December 31, 2003, the Series entered into options contracts in accordance with its investment objectives. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

                                                             Capital Reserves-10

Delaware VIP Capital Reserves Series
Notes to Financial Statements (continued)

8. Options Written (continued)
Transactions in options written during the year ended December 31, 2003 for the Series, were as follows:

                                              Number of
                                              Contracts           Premiums
                                              ---------           --------
Options outstanding at December 31, 2002..        62               $61,380
Options written...........................        60                23,017
Options terminated in closing purchase
  transactions ...........................       (62)              (61,380)
                                                 ---               -------
Options outstanding at December 31, 2003..        60               $23,017
                                                 ===               =======

At December 31, 2003, the Series had the following options written outstanding:

                                                                                                             Unrealized
                                       Number of           Notional        Exercise      Expiration         Appreciation
    Description                        Contracts            Amount          Price            Date          (Depreciation)
    -----------                        ---------           --------        --------      ----------        --------------
Call Options Written
U.S. Treasury 10 year Future              30              $3,000,000        $115           2/21/04             $(3,491)
Put Options Written
U.S. Treasury 10 year Note                30              $3,000,000        $105           2/21/04               8,696
                                                                                                               -------
                                                                                                               $ 5,205
                                                                                                               =======

Writing options contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

9. Swap Agreements
During the year ended December 31, 2003, the Series entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

No total return swap agreements were outstanding at December 31, 2003.

10. Credit and Market Risk
The Series invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.


                                                            Capital Reserves-11

Delaware VIP Capital Reserves Series
Notes to Financial Statements (continued)

11. Tax Information (Unaudited)
For the fiscal year ended December 31, 2003, the Series designates distributions paid during the year as follows:

               (A)                    (B)
            Long-Term              Ordinary
          Capital Gains             Income              Total
          Distributions          Distributions       Distributions
           (Tax Basis)            (Tax Basis)         (Tax Basis)
          --------------         -------------       -------------
               --                     100%               100%

(A) and (B) are based on a percentage of the Series' total distributions.

                                                             Capital Reserves-12

Delaware VIP Trust-Delaware VIP Capital Reserves Series
Report of Independent Auditors

To the Shareholders and Board of Trustees
Delaware VIP Trust -- Delaware VIP Capital Reserves Series

We have audited the accompanying statement of net assets of Delaware VIP Capital Reserves Series (the "Series") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers, or by other auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Delaware VIP Capital Reserves Series at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP

Philadelphia, Pennsylvania
February 6, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

                                                             Capital Reserves-13

Delaware Investments Family of Funds
       BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                                   Number of            Other
                                                                            Principal         Portfolios in Fund    Directorships
     Name,                   Position(s)                                  Occupation(s)         Complex Overseen       Held by
    Address                   Held with         Length of Time                During          by Trustee/Director  Trustee/Director
 and Birthdate                 Fund(s)             Served                  Past 5 Years            or Officer        or Officer
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Jude T. Driscoll(2)          Chairman and          4 Years -              Since August 2000,           80              None
2005 Market Street            Trustee(4)       Executive Officer     Mr. Driscoll has served in
 Philadelphia, PA                                                   various executive capacities
      19103                                      Trustee since          at different times at
                                                 May 15, 2003          Delaware Investments(1)
March 10, 1963
                                                                      Senior Vice President and
                                                                 Director of Fixed-Income Process -
                                                                        Conseco Capital
                                                                     Management (June 1998 -
                                                                         August 2000)
                                                                       Managing Director -
                                                                  NationsBanc Capital Markets
                                                                  (February 1996 - June 1998)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
 Walter P. Babich              Trustee             16 Years                 Board Chairman -           98              None
2005 Market Street                                                 Citadel Construction Corporation
 Philadelphia, PA                                                          (1989 - Present)
      19103

 October 1, 1927
-----------------------------------------------------------------------------------------------------------------------------------
  John H. Durham               Trustee            25 Years(3)              Private Investor            98        Trustee - Abington
2005 Market Street                                                                                                Memorial Hospital
 Philadelphia, PA
     19103
                                                                                                                 President/Director-
                                                                                                                  22 WR Corporation
August 7, 1937
-----------------------------------------------------------------------------------------------------------------------------------
   John A. Fry                 Trustee(4)         3 Years                      President -             80              None
2005 Market Street                                                   Franklin & Marshall College
Philadelphia, PA                                                        (June 2002 - Present)
     19103
                                                                       Executive Vice President -
                                                                      University of Pennsylvania
  May 28, 1960                                                         (April 1995 - June 2002)
-----------------------------------------------------------------------------------------------------------------------------------
 Anthony D. Knerr              Trustee            11 Years             Founder/Managing Director -     98              None
2005 Market Street                                                     Anthony Knerr & Associates
 Philadelphia, PA                                                        (Strategic Consulting)
     19103                                                                  (1990 - Present)

December 7, 1938
-----------------------------------------------------------------------------------------------------------------------------------


                                                             Capital Reserves-14

                                                                                                   Number of            Other
                                                                            Principal         Portfolios in Fund    Directorships
     Name,                   Position(s)                                  Occupation(s)         Complex Overseen       Held by
    Address                   Held with         Length of Time                During          by Trustee/Director  Trustee/Director
 and Birthdate                 Fund(s)             Served                  Past 5 Years            or Officer        or Officer
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
(continued)
   Ann R. Leven                Trustee             15 Years         Treasurer/Chief Fiscal Officer -   98          Director - Andy
2005 Market Street                                                      National Gallery of Art                   Warhol Foundation
 Philadelphia, PA                                                            (1994 - 1999)
     19103                                                                                                            Director -
                                                                                                                     Systemax Inc.
November 1, 1940
-----------------------------------------------------------------------------------------------------------------------------------
 Thomas F. Madison             Trustee             10 Years                 President/Chief            98             Director -
2005 Market Street                                                         Executive Officer -                      Banner Health
 Philadelphia, PA                                                          MLM Partners, Inc.
    19103                                                               (Small Business Investing                     Director -
                                                                             and Consulting)                      CenterPoint Energy
                                                                        (January 1993 - Present)
February 25, 1936
                                                                                                                      Director -
                                                                                                                  Digital River Inc.

                                                                                                                  Director - Rimage
                                                                                                                      Corporation
-----------------------------------------------------------------------------------------------------------------------------------
   Janet L. Yeomans            Trustee             5 Years              Vice President/Mergers &       98              None
  2005 Market Street                                                  Acquisitions - 3M Corporation
   Philadelphia, PA                                                     (January 2003 - Present)
       19103
                                                                          Ms. Yeomans has held
    July 31, 1948                                                     various management positions
                                                                      at 3M Corporation since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
 Joseph H. Hastings           Executive           Executive             Mr. Hastings has served in     98              None
 2005 Market Street        Vice President       Vice President         various executive capacities
Philadelphia, PA                and                  and                   at different times at
     19103                 Chief Financial     Chief Financial            Delaware Investments.
                               Officer          Officer since
                                                August 21, 2003
December 19, 1949
-----------------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro    Senior Vice President, Chief Legal Officer        Ms. Maestro has served in     98              None
2005 Market Street      Chief Legal Officer         since               various executive capacities
 Philadelphia, PA         and Secretary         March 17, 2003             at different times at
      19103                                                                Delaware Investments.

November 26, 1957
-----------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof     Senior Vice President        8 Years               Mr. Bishof has served in      98              None
2005 Market Street        and Treasurer                                various executive capacities
 Philadelphia, PA                                                        at different times at
     19103                                                                 Delaware Investments.

August 18, 1962
-----------------------------------------------------------------------------------------------------------------------------------

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.




                                                                          (8533)


                                                             Capital Reserves-15

FOR INCOME

Delaware VIP Trust-Delaware VIP Cash Reserve Series

Portfolio Snapshot
   After several downtrodden years in which weary investors flocked to the security of low-risk investments, equities once again started their upward climb. During this time, the Federal Reserve also slashed interest rates to their lowest level in 40 years. The fed funds rate has for some time rested at 1.0% in order to spark the economy - reflecting a strategy that has been in place for several years. Although the economy proved accommodative for equity investors this past year, money market portfolios grappled with historic low interest rates. This, in turn, resulted in an aggregate drop in yields for money market portfolios. The Fed is currently in a holding pattern with the fed funds rate, giving little insight as to when rates may start to climb once again.
   Delaware VIP Cash Reserve Series returned +0.61% (Standard Class shares with distributions reinvested) for the fiscal year ended December 31, 2003, while the Consumer Price Index rose +1.99% for the same period.
   The Series invests in high-quality money market securities that generally have maturities of up to 270 days. More than half of the Series's assets are invested in commercial paper, a short-term obligation issued by corporations and banks to cover their immediate credit needs. We carefully review risk factors within the portfolio, such as credit reviews and supply among particular short-term sectors. We seek to keep a keen watch for any potential credit concerns.

Investment Outlook
   Consumers are generally continuing to spend, adding necessary fuel to the economy. Our hope is that U.S. businesses will also see reason to increase their capital spending in the months ahead, adding another layer of strength to the economy and in turn boosting investor confidence. We believe money market portfolios are well positioned to provide investors with a source of income and offer a level of downside protection compared to other investment vehicles going forward.

Performance of a $10,000 Investment:
December 31, 1993 through
December 31, 2003
                         Delaware VIP Cash
                           Reserve Series            U.S. Consumer
                      (Standard Class Shares)         Price Index
                      -----------------------        -------------
Dec.'93                      $10,000                    $10,000
Dec.'94                      $10,367                    $10,268
Dec.'95                      $10,936                    $10,528
Dec.'96                      411,475                    410,878
Dec.'97                      $12,060                    $11,063
Dec.'98                      $12,658                    $11,241
Dec.'99                      $13,265                    $11,543
Dec.'00                      $14,060                    $11,934
Dec.'01                      $14,624                    $12,119
Dec.'02                      $14,814                    $12,599
Dec.'03                      $14,905                    $12,849

                Delaware VIP
             Cash Reserve Series
          Average Annual Total Returns
---------------------------------------------
       Standard Class           Service Class
          Shares*                 Shares**
Lifetime       +4.62%              +2.52%
10 Years       +4.07%                --
Five Years     +3.30%                --
One Year       +0.61%              +0.40%

   For the periods ended December 31, 2003

* Commenced operations on July 28, 1988.
** Commenced operations on May 1, 2000.

Past performance is not a guarantee of future results. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The chart shows a $10,000 investment in Delaware VIP Cash Reserve Series Standard Class shares and the U.S. Consumer Price Index for the 10-year period from December 31, 1993 through December 31, 2003. The chart assumes all distributions were reinvested. An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation [FDIC] or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series. Returns plotted on the chart were as of the last day of each month shown. The U.S. Consumer Price Index is calculated by the U.S. Department of Labor and represents the change in the price of goods and services for all urban consumers. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Earnings from a variable annuity investment compound tax-free until withdrawal, so no adjustments were made for income taxes. An expense limitation for advisory fees was in effect for Delaware VIP Cash Reserve Series during all periods shown. Performance for the lifetime period would have been lower had an advisory fee waiver not been in effect. A portion of 12b-1 fees was waived for the one-year and lifetime periods for the Service Class shares. Performance does not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity or variable life prospectus.
                                                                  Cash Reserve-1

Delaware VIP Trust-Delaware VIP Cash Reserve Series
Statement of Net Assets
December 31, 2003


                                            Principal          Market
                                              Amount            Value
 +COMMERCIAL PAPER-90.37%
  Financial Services-47.61%
  Allianz Finance 1.09% 3/9/04...         $   500,000        $  498,971
 ^Amstel Funding 1.09% 2/12/04...           1,500,000         1,498,093
 ^Barton Capital
   1.09% 1/8/04..................           1,000,000           999,788
   1.09% 1/12/04.................             500,000           499,833
 ^Beta Finance 1.10% 1/5/04......           1,500,000         1,499,816
  CBA (Delaware) Finance 1.08% 1/9/04       1,500,000         1,499,640
 ^CRC Funding 1.10% 1/6/04.......           1,000,000           999,847
  Danske 1.07% 1/14/04...........             500,000           499,807
 ^Eiffel Funding LLC 1.09% 1/15/04            500,000           499,788
 ^Fleet Funding 1.08% 2/3/04.....           1,000,000           999,010
 ^Moat Funding LLC 1.10% 2/20/04.             500,000           499,236
  Nationwide Life Insurance .....
   1.07% 1/6/04..................           1,500,000         1,499,776
  New York Life 1.03% 2/9/04.....           1,125,000         1,123,745
 ^Sigma Finance 1.08% 1/9/04.....           1,500,000         1,499,640
 ^Steamboat Funding
   1.09% 1/20/04.................             498,000           497,719
   1.12% 1/12/04.................             980,000           979,665
 ^Surrey Funding
   1.09% 1/9/04..................             500,000           499,879
   1.10% 1/12/04.................           1,000,000           999,664
  Swiss RE Financial Products....
   1.09% 2/4/04...................          1,000,000           998,971
 ^Three Pillars Funding 1.09% 1/14/04       1,265,000         1,264,502
 ^Wal-Mart Funding 1.08% 1/20/04..          1,000,000           999,430
                                                             ----------
                                                             20,356,820
                                                             ----------
  INDUSTRIAL-3.68%
  Archer Daniels Midland 1.08% 1/20/04        500,000           499,715
  Koch Industries 1.06% 1/7/04...             500,000           499,912
  Pfizer 1.03% 1/5/04............             575,000           574,934
                                                             ----------
                                                              1,574,561
                                                             ----------
  Mortgage Bankers & Brokers-28.56%
  Bear Stearns 1.09% 1/27/04.....           1,500,000         1,498,819
  Goldman Sachs 1.10% 1/20/04....           1,035,000         1,034,399
  HBOS Treasury Services PLC ....
   1.09% 1/12/04.................           1,000,000           999,667
  ING Funding LLC 1.08% 1/12/04..           1,500,000         1,499,505
  Merrill Lynch 1.02% 1/6/04.....           1,000,000           999,858
  Morgan Stanley 1.07% 1/22/04...             500,000           499,688
  National Bank of New Zealand
   International 1.11% 2/5/04....           1,000,000           998,921

                                            Principal          Market
                                              Amount            Value
  COMMERCIAL PAPER (continued)
  Mortgage Bankers & Brokers (continued)
  Nordea North America
   1.08% 1/14/04 ......................    $1,000,000       $   999,610
   1.08% 1/21/04 ......................       500,000           499,700
  Svenska Handelsbanken 1.08% 2/5/04 ..     1,185,000         1,183,756
  Toronto Dominion Holding
   1.09% 1/7/04 .......................     1,000,000           999,819
  Westpac Capital 1.07% 1/21/04 .......     1,000,000           999,406
                                                             ----------
                                                             12,213,148
                                                             ----------
  Other-10.52%
  Swedish National Housing Finance
   1.10% 1/8/04 .......................     1,000,000           999,786
   1.11% 2/3/04 .......................     1,000,000           998,983
  University of California
   1.09% 1/14/04 ......................     1,000,000           999,606
   1.09% 1/21/04 ......................       500,000           499,697
  Yale University 1.09% 3/2/04 ........     1,000,000           998,153
                                                             ----------
                                                              4,496,225
                                                             ----------
  Total Commercial Paper
   (cost $38,640,754) .................                      38,640,754
                                                             ----------
  CERTIFICATES OF DEPOSIT-2.34%
  First Tennessee Bank 1.09% 1/5/04 ...     1,000,000         1,000,000
                                                             ----------
  Total Certificates of Deposit
   (cost $1,000,000) ..................                       1,000,000
                                                             ----------
 *FLOATING RATE NOTES-2.34%
  Morgan Stanley 1.03% 8/27/04 ........     1,000,000         1,000,000
                                                             ----------
  Total Floating Rate Notes
   (cost $1,000,000) ..................                       1,000,000
                                                             ----------
  MUNICIPAL BONDS-2.34%
 *Clayton County Development Authority
   1.12% 6/1/29 .......................       500,000           500,000
 *State of Mississippi 1.20% 11/1/23 ..       500,000           500,000
                                                             ----------
  Total Municipal Bonds
   (cost $1,000,000) ..................                       1,000,000
                                                             ----------
  YANKEE CDS-2.34%
  Australia & New Zealand Banking Group
   1.08% 1/21/04 ......................     1,000,000         1,000,000
                                                             ----------
  Total Yankee CDs (cost $1,000,000) ..                       1,000,000
                                                             ----------

                                                                  Cash Reserve-2

Delaware VIP Cash Reserve Series
Statement of Net Assets (continued)

                                      Principal      Market                                                Principal         Market
                                       Amount        Value                                                  Amount           Value
REPURCHASE AGREEMENTS-0.01%                                        REPURCHASE AGREEMENTS (continued)
With BNP Paribas 0.85% 1/2/04                                      With UBS Warburg 0.85% 1/2/04
(dated 12/31/03, collateralized                                    (dated 12/31/03, collateralized by
by $69 U.S. Treasury Bills due                                     $339 U.S. Treasury Notes 1.625%
3/25/04, market value $69, $257                                    due 3/31/05, market value $341,
U.S. Treasury Notes 3.625% due                                     $12 U.S. Treasury Notes 5.50%
3/31/04, market value $261, $790                                   due 2/15/08, market value $13, and
U.S. Treasury Notes 6.00% due                                      $1,016 U.S. Treasury Notes 5.625%
8/15/04, market value $833, and                                    due 5/15/08, market value $1,133) ..        $1,456        $1,456
$408 U.S. Treasury Notes 1.625%                                                                                              ------
due 1/31/05, market value $412)......     $1,544     $1,544        Total Repurchase Agreements
                                                                    (cost $3,000)...................                          3,000
                                                                                                                              -----

TOTAL MARKET VALUE OF SECURITIEs-99.74% (cost $42,643,754)**.........................................   42,643,754

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.26%................................................      109,558
                                                                                                       -----------

NET ASSETS APPLICABLE TO 42,806,818 SHARES OUTSTANDING-100.00%.......................................  $42,753,312
                                                                                                       ===========

NET ASSET VALUE-DELAWARE VIP CASH RESERVE SERIES STANDARD CLASS ($42,747,852 / 42,801,343 shares)....        $1.00
                                                                                                             =====

NET ASSET VALUE-DELAWARE VIP CASH RESERVE SERIES SERVICE CLASS ($5,460 / 5,475 shares)...............        $1.00
                                                                                                             =====

COMPONENTS OF NET ASSETS AT DECEMBER 31, 2003:
Shares of beneficial interest (unlimited authorization-no par).......................................  $42,806,818
Accumulated net realized loss on investments.........................................................      (53,506)
                                                                                                       -----------
Total net assets.....................................................................................  $42,753,312
                                                                                                       ===========

_______________________
  *Floating Rate Notes-the interest rate shown is the rate as of December 31, 2003 and the maturity date shown is the longer of the next interest readjustment or the date the principal amount shown can be recovered through demand.
** Also the cost for federal income tax purposes.
  +Rates disclosed are yields at the time of purchase.
  ^Asset-backed Commercial Paper.

                             See accompanying notes

                                                                  Cash Reserve-3

Delaware VIP Trust-
Delaware VIP Cash Reserve Series
Statement of Operations
Year Ended December 31, 2003


INVESTMENT INCOME:
Interest......................................        $535,222
                                                      --------
EXPENSES:
Management fees...............................         204,356
Accounting and administration expenses........          19,175
Custodian fees................................           9,608
Professional fees.............................           9,569
Dividend disbursing and transfer agent
  fees and expenses...........................           4,576
Reports and statements to shareholders........           3,221
Trustees' fees................................           2,065
Registration fees.............................             530
Distribution expenses-Service Class...........              14
Other.........................................           9,833
                                                      --------
                                                       262,947
Less waiver of distribution expenses-Service
  Class.......................................              (2)
Less expenses paid indirectly.................          (1,090)
                                                      --------
Total expenses................................         261,855
                                                      --------

NET INVESTMENT INCOME.........................         273,367
                                                      --------

NET REALIZED GAIN ON INVESTMENTS..............             942
                                                      --------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.............................        $274,309
                                                      ========

                             See accompanying notes


Delaware VIP Trust-
Delaware VIP Cash Reserve Series
Statements of Changes in Net Assets


                                                            Year Ended
                                                   12/31/03            12/31/02
                                                   --------            --------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
Net investment income.........................  $   273,367         $   532,131
Net realized gain (loss) on investments.......          942             (54,448)
                                                -----------         -----------
Net increase in net assets resulting
  from operations.............................      274,309             477,683
                                                -----------         -----------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
Net investment income
  Standard Class..............................     (278,357)           (527,058)
  Service Class...............................          (22)                (61)
                                                -----------         -----------
                                                   (278,379)           (527,119)
                                                -----------         -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
  Standard Class..............................   38,602,400          43,502,292
Net asset value of shares issued upon
  reinvestment of dividends
  and distributions:
  Standard Class..............................      286,364             531,289
  Service Class...............................           23                  61
                                                -----------         -----------
                                                 38,888,787          44,033,642
                                                -----------         -----------
Cost of shares repurchased:
  Standard Class..............................  (45,946,199)        (37,595,015)
                                                -----------         -----------
Increase (decrease) in net assets derived
  from capital share transactions.............   (7,057,412)          6,438,627
                                                -----------         -----------
NET INCREASE (DECREASE)
  IN NET ASSETS                                  (7,061,482)          6,389,191

NET ASSETS:
Beginning of year.............................   49,814,794          43,425,603
                                                -----------         -----------
End of year...................................  $42,753,312         $49,814,794
                                                ===========         ===========

                             See accompanying notes

                                                                  Cash Reserve-4

Delaware VIP Trust-Delaware VIP Cash Reserve Series
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                             Delaware VIP Cash Reserve Series Standard Class
                                                                           Year Ended
                                                  12/31/03   12/31/02(1)   12/31/01(1)   12/31/00(1)   12/31/99(1)
                                                  ----------------------------------------------------------------
Net asset value, beginning of period..........    $1.000      $1.000        $1.000         $1.000         $1.000

Income from investment operations:
Net investment income.........................     0.006       0.013         0.038          0.058          0.047
                                                 -------     -------       -------        -------        -------
Total from investment operations..............     0.006       0.013         0.038          0.058          0.047
                                                 -------     -------       -------        -------        -------

Less dividends and distributions from:
Net investment income.........................    (0.006)     (0.013)       (0.038)        (0.058)        (0.047)
                                                 -------     -------       -------        -------        -------
Total dividends and distributions.............    (0.006)     (0.013)       (0.038)        (0.058)        (0.047)
                                                 -------     -------       -------        -------        -------

Net asset value, end of period................    $1.000      $1.000        $1.000         $1.000         $1.000
                                                 =======     =======       =======        =======        =======

 Total return(2)..............................     0.61%       1.26%         3.90%          6.01%          4.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted).......   $42,748     $49,809       $43,421        $49,261        $57,421
Ratio of expenses to average net assets.......     0.58%       0.59%         0.60%          0.63%          0.56%
Ratio of net investment income to average
 net assets...................................     0.60%       1.26%         3.78%          5.84%          4.72%

_______________________
(1)Effective December 20, 2002, the Series declared a 10 for 1 share split. Per share data for periods prior to this date have been restated to reflect this share split.
(2)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
                             See accompanying notes

                                                                  Cash Reserve-5

Delaware VIP Cash Reserve Series
FINANCIAL HIGHLIGHTS (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                    Delaware VIP Cash Reserve Series Service Class
                                                                                                         5/1/00(1)
                                                                           Year Ended                       to
                                                               12/31/03    12/31/02(2)    12/31/01(2)    12/31/00(2)
                                                               -----------------------------------------------------
Net asset value, beginning of period ........................    $1.000        $1.000         $1.000         $1.000

Income from investment operations:
Net investment income .......................................     0.004         0.011          0.037          0.039
                                                                 ------        ------         ------         ------
Total from investment operations ............................     0.004         0.011          0.037          0.039
                                                                 ------        ------         ------         ------

Less dividends and distributions from:
Net investment income .......................................    (0.004)       (0.011)        (0.037)        (0.039)
                                                                 ------        ------         ------         ------
Total dividends and distributions ...........................    (0.004)       (0.011)        (0.037)        (0.039)
                                                                 ------        ------         ------         ------

Net asset value, end of period ..............................    $1.000        $1.000         $1.000         $1.000
                                                                 ======        ======         ======         ======

Total return(3) .............................................     0.40%         1.13%          3.75%          4.01%

Ratios and supplemental data:
Net assets, end of period (000 omitted) .....................        $5            $5             $5             $5
Ratio of expenses to average net assets .....................     0.80%         0.74%          0.75%          0.79%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly ...........     0.83%         0.74%          0.75%          0.79%
Ratio of net investment income to average net assets ........     0.38%         1.11%          3.63%          5.90%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly ..     0.35%         1.11%          3.63%          5.90%

________________________
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) Effective December 20, 2002, the Series declared a 10 for 1 share split. Per share data for periods prior to this date have been restated to reflect this share split. 3-Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the distributor, as applicable. Performance would have been lower had the waiver not been ~in effect.

                             See accompanying notes

                                                                  Cash Reserve-6

Delaware VIP Trust-Delaware VIP Cash Reserve Series
Notes to Financial Statements
December 31, 2003

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP Cash Reserve Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek to provide maximum current income, while preserving principal and maintaining liquidity, by investing its assets in a diversified portfolio of money market securities and managing the portfolio to maintain a constant net asset value of $1 per share.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income and common expenses are allocated to the classes of the Series on the basis of "settled shares" of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities.

The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. The amount of these expenses was approximately $1,090 for the year ended December 31, 2003. In addition, the Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2003. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Series, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.


                                                                  Cash Reserve-7

Delaware VIP Cash Reserve Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2004. No reimbursement was due for the year ended December 31, 2003.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2004 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Prior to May 1, 2003, the Board of Trustees had set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At December 31, 2003, the Series had liabilities payable to affiliates as follows:
                             Dividend disbursing,
              Investment     transfer agent fees,       Other
              management      accountingpayable        expenses
            fee payable to    and other expenses       to DMC
                 DMC           payable to DSC      and affiliates*
            --------------   --------------------  ---------------
              $16,672              $1,363              $4,275

______________________
* DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, custodian fees and trustees' fees.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the years ended December 31, 2003 and 2002 was as follows:


                                          Year           Year
                                         Ended          Ended
                                        12/31/03      12/31/02
                                        --------      --------
Ordinary income...............         $278,379       $527,119

As of December 31, 2003, the components of net assets on a tax basis were as follows:

Shares of beneficial interest.      $42,806,818
Capital loss carryforwards....          (53,506)
                                    -----------
Net assets....................      $42,753,312
                                    ===========

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $53,506 expires in 2010.

                                                                  Cash Reserve-8

Delaware VIP Cash Reserve Series
Notes to Financial Statements (continued)

4. Capital Shares
Transactions in capital shares were as follows:
                                                   Year                 Year
                                                  Ended                 Ended
                                                12/31/03              12/31/02*
                                                --------              ---------
Shares sold:
  Standard Class...............               38,602,400             43,502,292

Shares issued upon reinvestment of dividends
  and distributions:
  Standard Class...............                  286,364                531,289
  Service Class................                       23                     61
                                             -----------            -----------
                                              38,888,787             44,033,642
                                             -----------            -----------
Shares repurchased:
Standard Class.................              (45,946,199)           (37,595,015)
                                             -----------            -----------
Net increase (decrease)........               (7,057,412)             6,438,627
                                             ===========            ===========

*Capital share activity for periods prior to December 20, 2002 have been restated to reflect a 10 for 1 share split. See Note #5.

5. Share Split
On December 5, 2002, the Board of Trustees of the Series unanimously voted to approve a 10 for 1 share split, which was effected December 20, 2002.

6. Credit and Market Risks
An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

7. Tax Information (Unaudited)
For the fiscal year ended December 31, 2003, the Series designates distributions paid during the year as follows:

                              (A)              (B)
                           Long-Term        Ordinary
                         Capital Gains    Income Total
                         Distributions    Distributions   Distributions
                          (Tax Basis)      (Tax Basis)     (Tax Basis)
                         -------------    -------------   -------------
                               -              100%             100%
______________________
 (A) and (B) are based on a percentage of the Series' total distributions.

                                                                  Cash Reserve-9

Delaware VIP Trust-Delaware VIP Cash Reserve Series
Report of Independent Auditors

To the Shareholders and Board of Trustees
Delaware VIP Trust-Delaware VIP Cash Reserve Series

We have audited the accompanying statement of net assets of Delaware VIP Cash Reserve Series (the "Series") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Delaware VIP Cash Reserve Series at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                               Ernst + Young LLP


Philadelphia, Pennsylvania
February 6, 2004

--------------------------------------------------------------------------------



     -----------------------------------------------------------------------
     A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling
     800 523-1918; (ii) on the Series' website at
     http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
     -----------------------------------------------------------------------

                                                                 Cash Reserve-10

Delaware Investments Family of Funds
       BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                                   Number of            Other
                                                                            Principal         Portfolios in Fund    Directorships
     Name,                   Position(s)                                  Occupation(s)         Complex Overseen       Held by
    Address                   Held with         Length of Time                During          by Trustee/Director  Trustee/Director
 and Birthdate                 Fund(s)             Served                  Past 5 Years            or Officer        or Officer
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Jude T. Driscoll(2)          Chairman and          4 Years -              Since August 2000,           80              None
2005 Market Street            Trustee(4)       Executive Officer     Mr. Driscoll has served in
 Philadelphia, PA                                                   various executive capacities
      19103                                      Trustee since          at different times at
                                                 May 15, 2003          Delaware Investments(1)
March 10, 1963
                                                                      Senior Vice President and
                                                                  Director of Fixed-Income Process -
                                                                Conseco Capital Management
                                                                   (June 1998 - August 2000)

                                                                         Managing Director -
                                                                    NationsBanc Capital Markets
                                                                   (February 1996 - June 1998)

-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
 Walter P. Babich              Trustee             16 Years                 Board Chairman -           98              None
2005 Market Street                                                 Citadel Construction Corporation
 Philadelphia, PA                                                          (1989 - Present)
      19103

 October 1, 1927
-----------------------------------------------------------------------------------------------------------------------------------
  John H. Durham               Trustee            25 Years(3)              Private Investor            98        Trustee - Abington
2005 Market Street                                                                                                Memorial Hospital
 Philadelphia, PA
     19103
                                                                                                                 President/Director-
                                                                                                                  22 WR Corporation
August 7, 1937
-----------------------------------------------------------------------------------------------------------------------------------
   John A. Fry                 Trustee(4)         3 Years                      President -             80              None
2005 Market Street                                                   Franklin & Marshall College
Philadelphia, PA                                                        (June 2002 - Present)
     19103
                                                                       Executive Vice President -
                                                                      University of Pennsylvania
  May 28, 1960                                                         (April 1995 - June 2002)
-----------------------------------------------------------------------------------------------------------------------------------
 Anthony D. Knerr              Trustee            11 Years             Founder/Managing Director -     98              None
2005 Market Street                                                     Anthony Knerr & Associates
 Philadelphia, PA                                                        (Strategic Consulting)
     19103                                                                  (1990 - Present)

December 7, 1938
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 Cash Reserve-11

                                                                                                   Number of            Other
                                                                            Principal         Portfolios in Fund    Directorships
     Name,                   Position(s)                                  Occupation(s)         Complex Overseen       Held by
    Address                   Held with         Length of Time                During          by Trustee/Director  Trustee/Director
 and Birthdate                 Fund(s)             Served                  Past 5 Years            or Officer        or Officer
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
(continued)
   Ann R. Leven                Trustee             15 Years         Treasurer/Chief Fiscal Officer -   98          Director - Andy
2005 Market Street                                                      National Gallery of Art                   Warhol Foundation
 Philadelphia, PA                                                            (1994 - 1999)
     19103                                                                                                            Director -
                                                                                                                     Systemax Inc.
November 1, 1940
-----------------------------------------------------------------------------------------------------------------------------------
 Thomas F. Madison             Trustee             10 Years                 President/Chief            98             Director -
2005 Market Street                                                         Executive Officer -                      Banner Health
 Philadelphia, PA                                                          MLM Partners, Inc.
    19103                                                               (Small Business Investing                     Director -
                                                                             and Consulting)                      CenterPoint Energy
                                                                        (January 1993 - Present)
February 25, 1936
                                                                                                                      Director -
                                                                                                                  Digital River Inc.

                                                                                                                  Director - Rimage
                                                                                                                      Corporation
-----------------------------------------------------------------------------------------------------------------------------------
   Janet L. Yeomans            Trustee             5 Years              Vice President/Mergers &       98              None
  2005 Market Street                                                  Acquisitions - 3M Corporation
Philadelphia, PA 19103                                                  (January 2003 - Present)

                                                                          Ms. Yeomans has held
    July 31, 1948                                                     various management positions
                                                                      at 3M Corporation since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
 Joseph H. Hastings           Executive           Executive             Mr. Hastings has served in     98              None
 2005 Market Street        Vice President       Vice President         various executive capacities
Philadelphia, PA                and                  and                   at different times at
     19103                Chief Financial       Chief Financial            Delaware Investments.
                              Officer           Officer since
                                               August 21, 2003
December 19, 1949
-----------------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro    Senior Vice President, Chief Legal Officer        Ms. Maestro has served in     98              None
2005 Market Street      Chief Legal Officer         since               various executive capacities
 Philadelphia, PA         and Secretary         March 17, 2003             at different times at
      19103                                                                Delaware Investments.

November 26, 1957
-----------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof     Senior Vice President        8 Years               Mr. Bishof has served in      98              None
2005 Market Street        and Treasurer                                various executive capacities
 Philadelphia, PA                                                        at different times at
     19103                                                                 Delaware Investments.

August 18, 1962
-----------------------------------------------------------------------------------------------------------------------------------

1 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
2 Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
3  Mr. Durham served as a Director Emeritus from 1995 through 1998.
4 Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.










                                                                 Cash Reserve-12

FOR HIGH YIELD

Delaware VIP Trust-Delaware VIP Diversified Income Series

Portfolio Snapshot
         Substantial fiscal and monetary policy stimuli, combined with a weaker U.S. currency, drove solid economic growth during the fiscal year. The improving outlook for the business community meant investor attention would gravitate toward the corporate sectors of the fixed-income universe. Investment-grade bonds performed well for the 12-month period, but were outshadowed by their high-yield counterparts, which rose +29.3% based upon the performance of the Citigroup High-Yield Cash Pay Index (Source: Bloomberg). Investors were spurred on by improving corporate fundamentals, declining default rates, and massive cash inflows. Improved investor confidence and increased risk-taking also characterized the investment environment throughout the fiscal year.
         While mortgage-backed securities (MBS) generated consistent excess return during much of the fiscal year, a volatile mid-year interest rate environment detracted somewhat from their 12-month performance. International bonds were a source of positive return for the Series during the fiscal year. Thematically, they rose in value for much the same reasons as domestic bonds, although they generally had the advantage of increasing values caused by a falling dollar.
         From its inception, May 16, 2003, until December 31, 2003, Delaware VIP Diversified Income Series returned +5.18% (Standard Class shares with distributions reinvested). For performance comparison, the Series' benchmark is the Lehman Brothers Aggregate Bond Index. From the end of the Series' inception month, May 31, 2003, until the close of its fiscal year, December 31, 2003, the benchmark index returned -0.03%.
         The period from May 16, 2003 - the Series' inception date - to December 31, 2003 may be remembered for some time as one of the bond market's more volatile environments. On June 13, 2003, which was less than one month after the Series' inception, the bond market reacted decisively to information that interest rates, after a prolonged slump, might be moving higher. As a result, selling dominated the fixed-income markets, as bonds typically experience diminished values with rising rates. Bond prices fell through July, largely stabilized in August, then began moving higher in September when added market data led investors to believe that interest rates may not be moving higher - or at least not to the degree as was speculated in June. The broad bond market then ended 2003 with generally firming prices. Corporate bonds, as well as international fixed income, regained the market leadership they exhibited earlier in the year, which benefited the Series' performance.

Investment Outlook
         We anticipate continued economic growth, as well as stronger corporate earnings, over the shorter term. In our opinion, bond market volatility should remain relatively stable at low levels. We believe the dollar may continue to fall versus the euro and Asian currencies. Our expectation is that interest rates will go higher, however, we believe rates will remain lower longer than the market consensus.

Performance of a $10,000 Investment:
May 16, 2003 (Series' inception) through
December 31, 2003

                          Delaware VIP
                          Diversified
                         Income Series--                Lehman Brothers
                    (Standard Class Shares)           Aggregate Bond Index
                    -----------------------           --------------------
Dec.'93                      $10,000
Dec.'94                      $10,047                        $10,000
Dec.'95                      $10,059                        $ 9,980
Dec.'96                      $ 9,801                        $ 9,645
Dec.'97                      $ 9,883                        $ 9,708
Dec.'98                      $10,177                        $ 9,966
Dec.'99                      $10,201                        $ 9,873
Dec.'00                      $10,307                        $ 9,897
Dec.'01                      $10,518                        $ 9,998


                 Delaware VIP Diversified Income Series
                        Cumulative Total Returns
                 --------------------------------------
                    Standard Class    Service Class
                       Shares*           Shares**
Lifetime               +5.18%             +5.06%

For the periods ended December 31, 2003

 *Commenced operations on May 16, 2003.
**Commenced operations on May 16, 2003.

Past performance is not a guarantee of future results. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The chart shows a $10,000 investment in Delaware VIP Diversified Income Series Standard Class shares for the period from the Series' inception on May 16, 2003 through December 31, 2003. The chart assumes all distributions were reinvested. The chart also shows a $10,000 investment in the Lehman Brothers Aggregate Bond Index at that month's end, May 31, 2003. After May 31, 2003, returns plotted on the chart were as of the last day of each month shown. The Lehman Brothers Aggregate Bond Index is a measure of investment-grade domestic bonds. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Earnings from a variable annuity investment compound tax-free until withdrawal, so no adjustments were made for income taxes. An expense limitation was in effect for Delaware VIP Diversified Income Series during the periods shown. Performance does not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity or variable life prospectus.

                                                            Diversified Income-1

Delaware VIP Trust-Delaware VIP Diversified Income Series
Statement of Net Assets
December 31, 2003

                                                             Principal   Market
                                                              Amount*    Value
                                                                        (U.S. $)
  AGENCY ASSET-BACKED SECURITIES-1.94%
 +SLMA Student Loan Trust
    Series 97-2 Certificates
    1.756% 10/25/12 ......................           USD        10,000   $10,030
    Series 98-2 A2 1.656% 1/25/14 ........           USD        30,650    30,875
                                                                         -------
  Total Agency Asset-Backed Securities
    (cost $40,886) .......................                                40,905
                                                                         -------
  AGENCY COLLATERALIZED MORTGAGE
    OBLIGATIONS-0.69%
  Freddie Mac Series 2480 EH
     6.00% 11/15/31 ......................           USD         4,293     4,414
  Freddie Mac Structured Pass
    Through Securities
    Series T-58 1A2 3.108% 5/25/35 .......           USD         5,000     5,026
    Series T-58 2A 6.50% 9/25/43 .........           USD         4,730     5,030
                                                                         -------
  Total Agency Collateralized Mortgage
    Obligations (cost $14,373) ...........                                14,470
                                                                         -------
  AGENCY MORTGAGE-BACKED SECURITIES-11.89%
  Fannie Mae
    5.00% 6/1/18 .........................           USD        37,229    38,032
    5.50% 5/1/33 .........................           USD        58,502    59,306
    5.50% 9/1/33 .........................           USD         4,908     4,975
    5.50% 11/1/33 ........................           USD         9,999    10,137
    5.50% 1/1/34 TBA .....................           USD        30,000    31,088
    6.00% 9/1/33 .........................           USD         4,626     4,794
    6.00% 1/1/34 TBA .....................           USD        40,000    41,350
    6.50% 8/1/32 .........................           USD        33,032    34,559
    7.50% 3/1/32 .........................           USD        14,976    16,010
  Freddie Mac 5.00% 9/1/33 ...............           USD         9,938     9,898
                                                                         -------
  Total Agency Mortgage-Backed Securities
    (cost $247,639) ......................                               250,149
                                                                         -------
  AGENCY OBLIGATIONS-0.72%
  Fannie Mae 4.00% 9/2/08 ................           USD         5,000     5,069
  Federal Home Loan Bank
    2.25% 12/15/05 .......................           USD        10,000    10,067
                                                                         -------
  Total Agency Obligations
    (cost $14,996) .......................                                15,136
                                                                         -------
  ASSET-BACKED SECURITIES-0.70%
  Bank One Issuance Trust Series 02-A3
    3.59% 5/17/10 ........................           USD         5,000     5,079
  PP&L Transition Bond Series 99-1 A5
    6.83% 3/25/07 ........................           USD         9,276     9,608
                                                                         -------
  Total Asset-Backed Securities
    (cost $14,776) .......................                                14,687
                                                                         -------
  CORPORATE BONDS-50.64%
  Automobiles & Automotive Parts-2.55%
  Advanced Accessory 10.75% 6/15/11 ......           USD         5,000     5,531
**Erac USA Finance 144A 7.35% 6/15/08 ....           USD         5,000     5,718
  Ford Motor 7.45% 7/16/31 ...............           USD         5,000     5,067
  Ford Motor Credit 5.625% 10/1/08 .......           USD         5,000     5,138

                                                             Principal   Market
                                                              Amount*    Value
                                                                        (U.S. $)
  CORPORATE BONDS (continued)
  Automobiles & Automotive Parts (continued)
  General Motors
    7.125% 7/15/13 .........................         USD       5,000   $   5,493
    8.375% 7/15/33 .........................         USD       5,000       5,822
  Johnson Controls 5.00% 11/15/06 ..........         USD       5,000       5,330
**Metaldyne 144A 10.00% 11/1/13 ............         USD      10,000      10,150
**UIS 144A 9.375% 6/15/13 ..................         USD       5,000       5,488
                                                                       ---------
                                                                          53,737
                                                                       ---------
  Banking, Finance & Insurance-8.09%
  Aegon NV 4.75% 6/1/13 ....................         USD       5,000       4,885
  Allstate 5.35% 6/1/33 ....................         USD       5,000       4,620
**ASIF Global Financing 144A
    4.90% 1/17/13 ..........................         USD       5,000       4,978
  Bear Stearns 4.65% 7/2/18 ................         USD       5,000       4,582
  Citigroup 5.875% 2/22/33 .................         USD       5,000       4,931
  Credit Suisse First Boston USA
    6.125% 11/15/11 ........................         USD       5,000       5,452
**Crum & Forster Holdings 144A
    10.375% 6/15/13 ........................         USD       5,000       5,581
**Farmers Exchange Capital 144A
    7.20% 7/15/48 ..........................         USD      15,000      13,485
**Farmers Insurance Exchange 144A
    8.625% 5/1/24 ..........................         USD       5,000       5,240
  Finova Group 7.50% 11/15/09 ..............         USD      15,000       9,074
  Franklin Resources 3.70% 4/15/08 .........         USD       5,000       4,978
  General Electric Capital 5.45% 1/15/13 ...         USD       5,000       5,211
  General Motor Acceptance
    7.25% 3/2/11 ...........................         USD      10,000      10,986
**ING Bank 144A 5.125% 5/1/15 ..............         USD       5,000       4,994
  JP Morgan Chase 5.75% 1/2/13 .............         USD       5,000       5,282
  KFW International Finance
    1.75% 3/23/10 ..........................         JPY   2,000,000      19,763
**Massachusetts Mutual Life 144A
    5.625% 5/15/33 .........................         USD       5,000       4,873
  Morgan Stanley 5.30% 3/1/13 ..............         USD       5,000       5,117
**Nationwide Mutual Insurance 144A
    7.875% 4/1/33 ..........................         USD       5,000       5,801
**Oil Insurance 144A 5.15% 8/15/33 .........         USD       5,000       5,042
  Popular NA 4.25% 4/1/08 ..................         USD       5,000       5,095
  Prudential Financial 5.75% 7/15/33 .......         USD       5,000       4,739
 +RBS Capital Trust I 4.709% 12/29/49 ......         USD       5,000       4,792
  Regions Financial 6.375% 5/15/12 .........         USD       5,000       5,510
  Wells Fargo Financial 6.125% 4/18/12 .....         USD       5,000       5,484
  Westpac Banking 4.625% 6/1/18 ............         USD       5,000       4,670
  Wilmington Trust 4.875% 4/15/13 ..........         USD       5,000       4,924
                                                                       ---------
                                                                         170,089
                                                                       ---------
  Building & Materials-1.30%
**Lone Star Industries 144A
    8.85% 6/15/05 ..........................         USD      10,000      10,500
  Standard-Pacific 9.25% 4/15/12 ...........         USD       5,000       5,600
  Technical Olympic USA 10.375% 7/1/12 .....         USD       5,000       5,625
  WCI Communities 10.625% 2/15/11 ..........         USD       5,000       5,675
                                                                       ---------
                                                                          27,400
                                                                       ---------
  Business Services-0.28%
  Brickman Group 11.75% 12/15/09 ...........         USD       5,000       5,850
                                                                       ---------
                                                                           5,850
                                                                       ---------

                                                            Diversified Income-2

Delaware VIP Diversified Income Series
Statement of Net Assets (continued)

                                                             Principal   Market
                                                              Amount*    Value
                                                                        (U.S. $)
    CORPORATE BONDS (continued)
    Cable, Media & Publishing-4.74%
    Charter Communication Holdings
        10.75% 10/1/09 ..............               USD        25,000    $23,062
  **Granite Broadcasting 144A
        9.75% 12/1/10 ...............               USD         5,000      5,013
    Insight Midwest 10.50% 11/1/10 ..               USD        10,000     10,924
  **Insight Midwest 144A
        10.50% 11/1/10 ..............               USD         5,000      5,463
    Lodgenet Entertainment
        9.50% 6/15/13 ...............               USD        10,000     10,999
    Mediacom Broadband
        11.00% 7/15/13 ..............               USD         5,000      5,638
    Panamsat 8.50% 2/1/12 ...........               USD         5,000      5,575
    Rogers Cablesystems
        10.00% 3/15/05 ..............               USD         5,000      5,388
  **Sheridan Acquisition 144A
        10.25% 8/15/11 ..............               USD         5,000      5,331
    Time Warner Entertainment
        8.375% 3/15/23 ..............               USD         5,000      6,215
    Vertis 10.875% 6/15/09 ..........               USD         5,000      5,338
    XM Satellite Radio 12.00% 6/15/10               USD         5,000      5,675
  **Young Broadcasting 144A
        8.75% 1/15/14 ...............               USD         5,000      5,088
                                                                         -------
                                                                          99,709
                                                                         -------
    Chemicals-1.25%
    Dow Chemical 6.00% 10/1/12 ......               USD         5,000      5,272
++**Johnsondiversey Holdings 144A
        10.67% 5/15/13 ..............               USD        10,000      7,700
  **Nalco 144A 7.75% 11/15/11 .......               USD         5,000      5,375
  **Rhodia SA 144A 8.875% 6/1/11 ....               USD         5,000      4,625
   ^Solutia 6.72% 10/15/37 ..........               USD        10,000      3,400
                                                                         -------
                                                                          26,372
                                                                         -------
    Computers & Technology-0.75%
    Activant Solutions 10.50% 6/15/11               USD         5,000      5,407
    Northern Telecom Capital
        7.875% 6/15/26 ..............               USD         5,000      5,025
  **Stratus Technologies 144A
        10.375% 12/1/08 .............               USD         5,000      5,331
                                                                         -------
                                                                          15,763
                                                                         -------
    Consumer Products-1.02%
    American Greetings 11.75% 7/15/08               USD         5,000      5,800
  **Hines Nursery 144A 10.25% 10/1/11               USD         5,000      5,475
    Salton 10.75% 12/15/05 ..........               USD        10,000     10,250
                                                                         -------
                                                                          21,525
                                                                         -------
    Consumer Services-0.27%
    Alderwoods Group 12.25% 1/2/09 ..               USD         5,000      5,650
                                                                         -------
                                                                           5,650
                                                                         -------
    Energy-3.75%
    Citgo Petroleum 11.375% 2/1/11 ..               USD         5,000      5,825
    Dynegy Holdings 8.75% 2/15/12 ...               USD         5,000      5,069
  **Dynegy Holdings 144A
        10.125% 7/15/13 .............               USD        15,000     17,326
    Enterprise Products Partners
        7.50% 2/1/11 ................               USD         5,000      5,595
  **Halliburton Company 144A
        5.50% 10/15/10 ..............               USD         5,000      5,236

                                                             Principal   Market
                                                              Amount*    Value
                                                                        (U.S. $)
  CORPORATE BONDS (continued)
  Energy (continued)
 oHanover Compressor 11.385% 3/31/07 ...           USD         5,000     $ 3,700
  Hanover Equipment Trust
    8.50% 9/1/08 .......................           USD         5,000       5,325
**Hilcorp Energy/Finance 144A
    10.50% 9/1/10 ......................           USD         5,000       5,500
**Massey Energy 144A 6.625% 11/15/10 ...           USD         5,000       5,150
  Petroleum Geo-Services ASA
    10.00% 11/5/10 .....................           USD         5,000       5,375
  Sonat 7.625% 7/15/11 .................           USD         5,000       4,656
  Valero Logistics Operations
    6.05% 3/15/13 ......................           USD         5,000       5,212
  Weatherford International
    4.95% 10/15/13 .....................           USD         5,000       4,929
                                                                         -------
                                                                          78,898
                                                                         -------
  Environmental Services-0.53%
  IESI 10.25% 6/15/12 ..................           USD        10,000      11,163
                                                                         -------
                                                                          11,163
                                                                         -------
  Food, Beverage & Tobacco-3.49%
  Altria Group 7.00% 11/4/13 ...........           USD         5,000       5,344
  Anheuser-Busch 5.05% 10/15/16 ........           USD         5,000       4,979
**Commonwealth Brands 144A
    10.625% 9/1/08 .....................           USD         5,000       5,525
  Denny's 12.75% 9/30/07 ...............           USD         5,000       5,175
  Kraft Foods
     4.00% 10/1/08 .....................           USD         5,000       5,035
     5.625% 11/1/11 ....................           USD         5,000       5,277
**Le-Natures 144A 9.00% 6/15/13 ........           USD        10,000      10,599
**Miller Brewing 144A 4.25% 8/15/08 ....           USD         5,000       5,072
**National Beef Packing 144A
    10.50% 8/1/11 ......................           USD         5,000       5,175
**O'Charleys 144A 9.00% 11/1/13 ........           USD         5,000       5,050
**Pinnacle Foods Holding 144A
    8.25% 12/1/13 ......................           USD         5,000       5,200
**Seminis 144A 10.25% 10/1/13 ..........           USD         5,000       5,400
  UST 6.625% 7/15/12 ...................           USD         5,000       5,571
                                                                         -------
                                                                          73,402
                                                                         -------
  Healthcare & Pharmaceuticals-1.50%
  Alliance Imaging 10.375% 4/15/11 .....           USD         5,000       5,325
**Mariner Health Care 144A
    8.25% 12/15/13 .....................           USD        10,000      10,150
  Medco Health Solutions 7.25% 8/15/13 .           USD         5,000       5,464
  Team Health 12.00% 3/15/09 ...........           USD         5,000       5,425
  Wyeth 6.50% 2/1/34 ...................           USD         5,000       5,130
                                                                         -------
                                                                          31,494
                                                                         -------
  Industrial Machinery-0.51%
  Interline Brands
    11.50% 5/15/11 .....................           USD         5,000       5,538
**Sensus Metering 144A
    8.625% 12/15/13 ....................           USD         5,000       5,156
                                                                         -------
                                                                          10,694
                                                                         -------
  Leisure, Lodging & Entertainment-2.30%
**Gaylord Entertainment 144A
    8.00% 11/15/13 .....................           USD        10,000      10,600
**Hard Rock Hotel 144A 8.875% 6/1/13 ...           USD        10,000      10,700
  Herbst Gaming 10.75% 9/1/08 ..........           USD        10,000      11,299

                                                            Diversified Income-3

Delaware VIP Diversified Income Series
Statement of Net Assets (continued)

                                                             Principal   Market
                                                              Amount*    Value
                                                                        (U.S. $)
  CORPORATE BONDS (continued)
  Leisure, Lodging & Entertainment (continued)
**Imax 144A 9.625% 12/1/10 ...................       USD      10,000     $10,563
**Poster Financial Group 144A
    8.75% 12/1/11 ............................       USD       5,000       5,313
                                                                         -------
                                                                          48,475
                                                                         -------
  Metals & Mining-1.03%
  AK Steel 7.75% 6/15/12 .....................       USD       5,000       4,300
  Barrick Gold Finance 7.50% 5/1/07 ..........       USD       5,000       5,694
  US Steel 10.75% 8/1/08 .....................       USD      10,000      11,750
                                                                         -------
                                                                          21,744
                                                                         -------
  Miscellaneous-0.25%
  Hutchison Whampoa International
    6.50% 2/13/13 ............................       USD       5,000       5,216
                                                                         -------
                                                                           5,216
                                                                         -------
  Packaging & Containers-1.17%
  AEP Industries 9.875% 11/15/07 .............       USD       5,000       5,050
  Portola Packaging 10.75% 10/1/05 ...........       USD       5,000       5,038
  Radnor Holdings 11.00% 3/15/10 .............       USD      10,000       9,174
**Tekni-Plex 144A 8.75% 11/15/13 .............       USD       5,000       5,238
                                                                         -------
                                                                          24,500
                                                                         -------
  Paper & Forest Products-1.35%
  Consolidated Container
    10.125% 7/15/09 ..........................       USD       5,000       3,050
**Georgia-Pacific 144A 8.00% 1/15/24 .........       USD      20,000      20,500
  Smurfit Capital 7.50% 11/20/25 .............       USD       5,000       4,894
                                                                         -------
                                                                          28,444
                                                                         -------
  Real Estate-0.26%
  Tanger Properties 9.125% 2/15/08 ...........       USD       5,000       5,475
                                                                         -------
                                                                           5,475
                                                                         -------
  Retail-0.82%
  Jafra Cosmetics International
    10.75% 5/15/11 ...........................       USD       5,000       5,513
  Office Depot 10.00% 7/15/08 ................       USD       5,000       5,975
  Petco Animal Supplies 10.75% 11/1/11 .......       USD       5,000       5,875
                                                                         -------
                                                                          17,363
                                                                         -------
  Telecommunications-5.66%
  Alamosa Delaware 11.00% 7/31/10 ............       USD       3,000       3,270
**Alaska Communications Systems
  Holdings 144A 9.875% 8/15/11 ...............       USD       5,000       5,275
**American Tower 144A 7.25% 12/1/11 ..........       USD      10,000      10,225
  AT&T 8.75% 11/15/31 ........................       USD       5,000       5,863
  Centennial Cellular Operating
    10.125% 6/15/13 ..........................       USD      20,000      22,049
  Crown Castle International
    10.75% 8/1/11 ............................       USD       5,000       5,650
**144A 7.50% 12/1/13 USD 5,000 5,050
**Dobson Communications 144A
    8.875% 10/1/13 ...........................       USD       5,000       5,088
  InterActiveCorp 7.00% 1/15/13 ..............       USD       5,000       5,522
**Level 3 Financing 144A 10.75% 10/15/11 .....       USD      10,000      10,625
  Qwest Capital Funding 5.875% 8/3/04 ........       USD       5,000       5,038
**Qwest Services 144A 13.50% 12/15/10 ........       USD       5,000       6,100
  Sprint Capital 8.75% 3/15/32 ...............       USD      10,000      11,854
  Time Warner Telecommunications
    9.75% 7/15/08 ............................       USD       5,000       5,175
  Verizon New York 7.375% 4/1/32 .............       USD       5,000       5,526

                                                             Principal   Market
                                                              Amount*    Value
                                                                        (U.S. $)
  CORPORATE BONDS (continued)
  Telecommunications (continued)
  Vodafone Group 5.375% 1/30/15 .............     USD          5,000  $    5,059
 ^Worldcom 7.50% 5/15/11 ....................     USD          5,000       1,688
                                                                      ----------
                                                                         119,057
                                                                      ----------
  Transportation & Shipping-0.99%
  Continental Airlines 6.503% 6/15/11 .......     USD          5,000       4,932
  Hornbeck Offshore Services
    10.625% 8/1/08 ..........................     USD          5,000       5,550
**OMI 144A 7.625% 12/1/13 ...................     USD          5,000       5,069
  Overseas Shipholding Group
    8.25% 3/15/13 ...........................     USD          5,000       5,381
                                                                      ----------
                                                                          20,932
                                                                      ----------
  Utilities-6.78%
**Allegheny Energy Supply Statutory
  Trust 2001 144A
    10.25% 11/15/07 .........................     USD          5,000       5,225
    13.00% 11/15/07 .........................     USD          5,000       4,975
  Aquila 9.95% 2/1/11 .......................     USD          5,000       5,363
  Avista 9.75% 6/1/08 .......................     USD          5,000       5,975
  Calpine 10.50% 5/15/06 ....................     USD          5,000       4,825
  Cogentrix Energy 8.75% 10/15/08 ...........     USD          5,000       5,063
  Detroit Edison 6.35% 10/15/32 .............     USD          5,000       5,322
  El Paso 7.875% 6/15/12 ....................     USD          5,000       4,750
  El Paso Natural Gas 7.625% 8/1/10 .........     USD          5,000       5,163
**Gemstone Investor 144A
    7.71% 10/31/04 ..........................     USD          5,000       5,075
  Homer City Funding 8.137% 10/1/19 .........     USD          5,000       5,400
  Illinois Power 7.50% 6/15/09 ..............     USD          5,000       5,525
  Midland Funding II 11.75% 7/23/05 .........     USD          4,582       4,972
  Midwest Generation 8.30% 7/2/09 ...........     USD          5,000       5,213
 ^Mirant Americas Generation
    7.625% 5/1/06 ...........................     USD         10,000       8,499
**NRG Energy 144A 8.00% 12/15/13 ............     USD          5,000       5,281
  Oncor Electric 7.00% 5/1/32 ...............     USD          5,000       5,534
  Orion Power Holdings 12.00% 5/1/10 ........     USD          5,000       6,100
**Power Contract Financing 144A
    5.20% 2/1/06 ............................     USD          5,000       5,078
  PSEG Energy Holdings 7.75% 4/16/07 ........     USD          5,000       5,331
  PSEG Power 8.625% 4/15/31 .................     USD          5,000       6,463
**Reliant Resource 144A
    9.50% 7/15/13 ...........................     USD          5,000       5,375
  Tennessee Gas Pipeline
    8.375% 6/15/32 ..........................     USD          5,000       5,331
  Williams Companies 8.125% 3/15/12 .........     USD         15,000      16,724
                                                                      ----------
                                                                         142,562
                                                                      ----------
  Total Corporate Bonds
    (cost $1,032,408) .......................                          1,065,514
                                                                      ----------

  FOREIGN BONDS-21.35%#
  Argentina-0.15%
 +Republic of Argentina 1.162% 8/3/12........     USD          5,000       3,139
                                                                      ----------
                                                                           3,139
                                                                      ----------
  Aruba-0.51%
  UFJ Finance Aruba 6.75% 7/15/13 ...........     USD         10,000      10,684
                                                                      ----------
                                                                          10,684
                                                                      ----------

                                                            Diversified Income-4

Delaware VIP Diversified Income Series
Statement of Net Assets (continued)

                                                             Principal   Market
                                                              Amount*    Value
                                                                        (U.S. $)
  FOREIGN BONDS (CONTINUED)
  Australia-1.09%
  New South Wales Treasury
    8.00% 3/1/08 ......................        AUD            14,000   $  11,442
  Queensland Treasury 6.00% 8/14/13 ...        AUD            15,000      11,495
                                                                       ---------
                                                                          22,937
                                                                       ---------
  Austria-0.78%
  Republic of Austria 5.25% 1/4/11 ....        EUR            12,000      16,308
                                                                       ---------
                                                                          16,308
                                                                       ---------
  Bahamas-0.25%
**Bahamas Government International Bond
    144A 6.625% 5/15/33 ...............        USD             5,000       5,249
                                                                       ---------
                                                                           5,249
                                                                       ---------
  Canada-1.10%
  Ainsworth Lumber 12.50% 7/15/07 .....        USD            15,000      17,700
**Hollinger 144A 11.875% 3/1/11 .......        USD             5,000       5,456
                                                                       ---------
                                                                          23,156
                                                                       ---------
  Cayman Islands-0.25%
  Bluewater Finance 10.25% 2/15/12 ....        USD             5,000       5,225
                                                                       ---------
                                                                           5,225
                                                                       ---------
  Columbia-0.26%
  Republic of Colombia 10.375% 1/28/33         USD             5,000       5,388
                                                                       ---------
                                                                           5,388
                                                                       ---------
  Dominican Republic-0.40%
  Dominican Republic 9.04% 1/23/13 ....        USD            11,000       8,407
                                                                       ---------
                                                                           8,407
                                                                       ---------
  Eurobonds-0.24%
  Republic of Peru 8.75% 11/21/33 .....        USD             5,000       5,025
                                                                       ---------
                                                                           5,025
                                                                       ---------
  Finland-0.64%
  Republic of Finland 5.00% 4/25/09 ...        EUR            10,000      13,425
                                                                       ---------
                                                                          13,425
                                                                       ---------
  France-0.59%
  Government of France 4.00% 4/25/13 ..        EUR            10,000      12,376
                                                                       ---------
                                                                          12,376
                                                                       ---------
  Germany-2.48%
  Deutsche Bundesrepublik
    5.00% 7/4/11 ......................        EUR            30,000      40,099
    4.75% 7/4/28 ......................        EUR            10,000      12,291
                                                                       ---------
                                                                          52,390
                                                                       ---------
  Greece-2.87%
  Hellenic Republic 8.60% 3/26/08 .....        EUR            40,000      60,527
                                                                       ---------
                                                                          60,527
                                                                       ---------
  Italy-1.87%
  Republic of Italy 3.75% 6/8/05 ......        JPY         4,000,000      39,284
                                                                       ---------
                                                                          39,284
                                                                       ---------
  Liberia-0.23%
  Royal Caribbean Cruises
    7.50% 10/15/27 ....................        USD             5,000       4,925
                                                                       ---------
                                                                           4,925
                                                                       ---------
  Luxembourg-0.25%
  Tyco International Group
    6.375% 2/15/06 ....................        USD             5,000       5,350
                                                                       ---------
                                                                           5,350
                                                                       ---------

                                                             Principal   Market
                                                              Amount*    Value
                                                                        (U.S. $)
  FOREIGN BONDS (continued)
  Mexico-0.24%
**Telefonos de Mexico SA de CV 144A
    4.50% 11/19/08 .......................      USD            5,000   $   5,033
                                                                       ---------
                                                                           5,033
                                                                       ---------
  Norway-0.22%
  Ocean Rig Norway 10.25% 6/1/08 .........      USD            5,000       4,725
                                                                       ---------
                                                                           4,725
                                                                       ---------
  Philippines-0.27%
  Republic of Philippines 10.625% 3/16/25       USD            5,000       5,588
                                                                       ---------
                                                                           5,588
                                                                       ---------
  Poland-1.42%
  Poland Government
    8.50% 11/12/06 .......................      PLZ           30,000       8,442
    5.00% 10/24/13 .......................      PLZ           90,000      21,480
                                                                       ---------
                                                                          29,922
                                                                       ---------
  Russia-0.27%
 +Siberian Oil 10.75% 1/15/09 ............      USD            5,000       5,651
                                                                       ---------
                                                                           5,651
                                                                       ---------
  Singapore-0.28%
**Singapore Telecommunications 144A
    7.375% 12/1/31 .......................      USD            5,000       5,925
                                                                       ---------
                                                                           5,925
                                                                       ---------
  Spain-1.92%
  Kingdom of Spain 3.10% 9/20/06 .........      JPY        4,000,000      40,301
                                                                       ---------
                                                                          40,301
                                                                       ---------
  Supranational-0.47%
  Inter-American Development Bank
    1.90% 7/8/09 .........................      JPY        1,000,000       9,912
                                                                       ---------
                                                                           9,912
                                                                       ---------
  Sweden-1.99%
**Nordea Bank Sweden AB 144A
    5.25% 11/30/12 .......................      USD            5,000       5,113
  Swedish Government
    5.00% 1/28/09 ........................      SEK          110,000      15,883
    6.75% 5/5/14 .........................      SEK          130,000      20,942
                                                                       ---------
                                                                          41,938
                                                                       ---------
  Venezuela-0.31%
**Republic of Venezuela 144A
    10.75% 9/19/13 .......................      USD            6,000       6,435
                                                                       ---------
                                                                           6,435
                                                                       ---------
  Total Foreign Bonds
    (cost $427,601) ......................                               449,225
                                                                       ---------

  MUNICIPAL BONDS-0.88%
  Airport Revenue Bonds-0.20%
  New Jersey Economic Development
    Authority Continental Airlines Project
    6.25% 9/15/29 ........................      USD            5,000       4,172
                                                                       ---------
                                                                           4,172
                                                                       ---------
  Miscellaneous Revenue Bonds-0.25%
  State of Oregon 5.892% 6/1/27 ..........      USD            5,000       5,155
                                                                       ---------
                                                                           5,155
                                                                       ---------
  State General Obligation Bonds-0.43%
  State of Illinois 5.10% 6/1/33 .........      USD           10,000       9,147
                                                                       ---------
                                                                           9,147
                                                                       ---------
  Total Municipal Bonds
    (cost $19,343) .......................                                18,474
                                                                       ---------

                                                            Diversified Income-5

Delaware VIP Diversified Income Series
Statement of Net Assets (continued)

                                                             Principal   Market
                                                              Amount*    Value
                                                                        (U.S. $)
 Non-Agency Collateralized
  Mortgage Obligations-4.96%
 Bank of America Alternative Loan Trust
  Series 03-10 2A1 6.00% 12/25/33 .............      USD        4,975   $  5,110
  Series 03-11 1A1 6.00% 1/25/34 ..............      USD        5,000      5,137
+Bank of America Mortgage Securities
  Series 03-F 1A1 2.969% 7/25/33 ..............      USD        3,509      3,512
  Series 03-I 2A4 3.828% 10/25/33 .............      USD        5,000      5,021
+Bear Stearns Adjustable Rate
  Mortgage Trust Series 03-7 8A
  4.83% 10/25/33 ..............................      USD        4,936      5,018
 Countrywide Alternative Loan Trust
  Series 02-7 6.75% 8/25/32 ...................      USD        2,008      2,026
+Countrywide Home Loans Series 03-21 A1
  4.19% 5/25/33 ...............................      USD        3,690      3,746
 Credit Suisse First Boston Mortgage Securities
  Series 03-23 5A1 6.00% 9/25/33 ..............      USD        4,813      4,967
  Series 03-23 6A1 6.50% 9/25/33 ..............      USD        4,792      4,976
  Series 03-23 7A1 5.00% 9/25/18 ..............      USD        4,878      4,932
  Series 03-29 5A1 7.00% 12/25/33 .............      USD       10,000     10,552
 First Union - Lehman Brothers -
  Bank of America Series 98-C2 A2
  6.56% 11/18/35 ..............................      USD       10,000     11,155
+Master Adjustable Rate Mortgages
  Trust Series 03-6 1A2
  3.134% 12/25/33 .............................      USD        5,000      4,981
 Master Alternative Loans Trust
  Series 03-9 1A1 5.50% 12/25/18 ..............      USD        5,000      5,152
 Nomura Asset Securities 98-D6 A1B
  6.59% 3/15/30 ...............................      USD       10,000     11,189
 Structured Asset Securities
+Series 02-22H 1A 7.00% 11/25/32 ..............      USD        2,269      2,360
 Series 03-33H 1A1 5.50% 10/25/33 .............      USD        4,921      4,947
+Wells Fargo Mortgage Backed Securities Trust
 Series 03-K 2A5 4.522% 11/25/33 ..............      USD        5,000      4,550
 Series 03-M A1 4.788% 12/25/33 ...............      USD        4,966      4,906
                                                                        --------
 Total Non-Agency Collateralized
  Mortgage Obligations
  (cost $103,838) .............................                          104,237
                                                                        --------

                                                             Principal   Market
                                                              Amount*    Value
                                                                        (U.S. $)
U.S. Treasury Obligations-3.72%
U.S. Treasury Bond 5.375% 2/15/31 .                  USD        15,000   $15,647
U.S. Treasury Inflation Index Notes
  1.875% 7/15/13 ..................                  USD        15,109    15,005
  3.375% 1/15/07 ..................                  USD        11,677    12,653
U.S. Treasury Notes
  1.625% 9/30/05 ..................                  USD        20,000    19,999
  3.375% 11/15/08 .................                  USD         5,000     5,041
  4.25% 11/15/13 ..................                  USD        10,000     9,992
                                                                         -------
Total U.S. Treasury Obligations
  (cost $77,931) ..................                                       78,337
                                                                         -------

                                                               Number of
                                                                 Shares
Preferred Stock-0.87%
Cable, Media & Publishing-0.50%
CSC Holdings 11.75% ...............                                100    10,425
                                                                         -------
                                                                          10,425
                                                                         -------
Leisure, Lodging & Entertainment-0.29%
Host Marriott Class B 10.00% ......                                225     6,075
                                                                         -------
                                                                           6,075
                                                                         -------
Paper & Forest Products-0.08%
Alamosa Delaware 7.50% ............                                  5     1,731
                                                                         -------
                                                                           1,731
                                                                         -------
Total Preferred Stock
  (cost $17,241) ..................                                       18,231
                                                                         -------

                                                            Diversified Income-6

Delaware VIP Diversified Income Series
Statement of Net Assets (continued)

                                                             Principal   Market
                                                              Amount*    Value
                                                                        (U.S. $)
REPURCHASE AGREEMENTS-1.57%
With BNP Paribas 0.85% 1/2/04
   (dated 12/31/03, collateralized
   by $760 U.S. Treasury Bills due 3/25/04,
   market value $762, $2,830 U.S.
   Treasury Notes 3.625% due 3/31/04,
   market value $2,872, $8,690 U.S.
   Treasury Notes 6.00% due 8/15/04,
   market value $9,159, and $4,490
   U.S. Treasury Notes 1.625%
   due 1/31/05, market value $4,537)...............   USD     16,990     $16,990

                                                             Principal   Market
                                                              Amount*    Value
                                                                        (U.S. $)
REPURCHASE AGREEMENTS (continued)
With UBS Warburg 0.85% 1/2/04
   (dated 12/31/03, collateralized
   by $3,720 U.S. Treasury Notes
   1.625% due 3/31/05, market
   value $3,754, $130 U.S. Treasury
   Notes 5.50% due 2/15/08, market
   value $144, and $11,170 U.S. Treasury
   Notes 5.625% due 5/15/08,
   market value $12,462)...........................   USD     16,010     $16,010
                                                                         -------
Total Repurchase Agreements
  (cost $33,000)...................................                       33,000
                                                                         -------

TOTAL MARKET VALUE OF SECURITIES-99.93% (cost $2,044,032) ....................................................      2,102,365

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.07%.........................................................          1,505
                                                                                                                   ----------
NET ASSETS APPLICABLE TO 235,296 SHARES OUTSTANDING-100.00% ..................................................     $2,103,870
                                                                                                                   ==========
NET ASSET VALUE-DELAWARE VIP DIVERSIFIED INCOME SERIES STANDARD CLASS ($2,103,861 / 235,295 shares)...........          $8.94
                                                                                                                        =====
NET ASSET VALUE-DELAWARE VIP DIVERSIFIED INCOME SERIES SERVICE CLASS ($8.93 / 1 share) .......................          $8.93
                                                                                                                        =====
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2003:
Shares of beneficial interest (unlimited authorization-no par)................................................     $2,000,018
Undistributed net investment income***........................................................................         54,558
Accumulated net realized loss on investments .................................................................        (10,013)
Net unrealized appreciation of investments and foreign currencies.............................................         59,307
                                                                                                                   ----------
Total net assets..............................................................................................     $2,103,870
                                                                                                                   ==========

--------------------
  *Principal amount is stated in the currency in which each bond is denominated.

   AUD - Australian Dollar
   EUR - European Monetary Unit
   JPY - Japanese Yen
   PLZ - Polish Zloty
   SEK - Swedish Krona
   USD - U.S. Dollar

 **Securities exempt from registration under Rule 144A of the Securities Act of
   1933. See Note #10 in "Notes to Financial Statements."
***Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.
  +Variable Rate Notes - the interest rate shown is the rate as of December
   31, 2003.
 ++Step coupon bond.
  #Securities have been classified by country of origin. Classification by type of business has been presented in Note #11 in "Notes to Financial Statements."
  oZero coupon bond. The interest rate shown is the yield at the time of purchase.
  ^Non-income producing security. Security is currently in default.

   SLMA - Student Loan Marketing Association.

   TBA - To be announced

                             See accompanying notes

                                                            Diversified Income-7

Delaware VIP Trust-
Delaware VIP Diversified Income Series
Statement of Assets and Liabilities
December 31, 2003


ASSETS:
Investments at market (cost $2,044,032)...........           $2,102,365
Cash..............................................               15,592
Receivables for securities sold...................               59,326
Dividends receivable..............................                  434
Interest receivable...............................               35,181
Due from DMC......................................                4,626
                                                              ---------
Total assets......................................            2,217,524
                                                              ---------

LIABILITIES:
Payables for securities purchased.................              113,266
Payable on closed swap agreement..................                  388
                                                              ---------
Total liabilities.................................              113,654
                                                              ---------

Total net assets..................................           $2,103,870
                                                             ==========

                             See accompanying notes

Delaware VIP Trust-
Delaware VIP Diversified Income Series
Statement of Operations
Period May 16, 2003* to December 31, 2003


INVESTMENT INCOME:
Interest..........................................            $  65,282
Dividends.........................................                  575
                                                              ---------
                                                                 65,857
                                                              ---------
EXPENSES:
Management fees...................................                8,177
Custodian fees....................................                5,906
Reports and statements to shareholders............                4,420
Accounting and administration expenses............                  475
Trustees' fees....................................                  252
Professional fees.................................                  217
Registration fees.................................                  145
Dividend disbursing and transfer agent fees
 and expenses.....................................                  119
Other.............................................                  271
                                                              ---------
                                                                 19,982
Less expenses absorbed or waived..................               (9,889)
Less expenses paid indirectly.....................                  (30)
                                                              ---------
Total expenses....................................               10,063
                                                              ---------
NET INVESTMENT INCOME.............................               55,794
                                                              ---------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS AND
FOREIGN CURRENCIES:
Net realized loss on:
 Investments......................................               (8,641)
 Futures contracts................................                 (264)
 Swap agreements..................................                 (388)
 Foreign currencies...............................               (1,956)
                                                              ---------
Net realized loss.................................              (11,249)

Net change in unrealized appreciation/depreciation
 of investments and foreign currencies............               59,307
                                                              ---------

NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS AND FOREIGN CURRENCIES...............               48,058
                                                              ---------

NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS..................................             $103,852
                                                               ========

 *Commencement of operations.

                             See accompanying notes


                                                            Diversified Income-8

Delaware VIP Trust-
Delaware VIP Diversified Income Series
Statement of Changes in Net Assets

                                                                 Period
                                                              5/16/03* to
                                                                12/31/03
                                                              -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
Net investment income.............................            $  55,794
Net realized loss on investments and
 foreign currencies...............................              (11,249)
Net change in unrealized appreciation/depreciation
 of investments and foreign currencies............               59,307
                                                              ---------
Net increase in net assets resulting from
operations........................................              103,852
                                                              ---------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class...................................            2,000,009
 Service Class....................................                    9
                                                              ---------
                                                              2,000,018
                                                              ---------
Increase in net assets derived from
 capital share transactions.......................            2,000,018
                                                              ---------

NET INCREASE IN NET ASSETS........................            2,103,870

NET ASSETS:
Beginning of period...............................                    -
                                                              ---------
End of period.....................................           $2,103,870
                                                             ==========

 *Commencement of operations.

                             See accompanying notes

                                                            Diversified Income-9

Delaware VIP Trust-Delaware VIP Diversified Income Series
Financial Highlights

Selected data for each share of the Series outstanding throughout the period was as follows:

                           Delaware VIP Diversified Income Series Standard Class
                                                            5/16/03(1)
                                                                to
                                                            12/31/03
                                                            ----------
Net asset value, beginning of period..............            $8.500

Income from investment operations:
Net investment income(2)..........................             0.240
Net realized and unrealized gain on investments
 and foreign currencies...........................             0.200
                                                              ------
Total from investment operations..................             0.440
                                                              ------

Net asset value, end of period....................            $8.940
                                                              ======

Total return(3)...................................             5.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)...........            $2,104
Ratio of expenses to average net assets...........             0.80%
Ratio of expenses to average net assets prior to
 expense limitation and expenses paid indirectly..             1.59%
Ratio of net investment income to average net
 assets...........................................             4.43%
Ratio of net investment income to average net
 assets prior to expense limitation and expenses
 paid indirectly..................................             3.64%
Portfolio turnover................................              521%

___________________________
(1)Commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(2)The average shares outstanding method has been applied for per share information.
(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                           Diversified Income-10

Delaware VIP Diversified Income Series
Financial Highlights

Selected data for each share of the Series outstanding throughout the period was as follows:

                            Delaware VIP Diversified Income Series Service Class
                                                            5/16/03(1)
                                                                to
                                                            12/31/03
                                                            ----------
Net asset value, beginning of period..............           $ 8.500

Income from investment operations:
Net investment income(2)..........................             0.216
Net realized and unrealized gain on investments
 and foreign currencies...........................             0.214
                                                             -------
Total from investment operations..................             0.430
                                                             -------
Net asset value, end of period....................           $ 8.930
                                                             =======

Total return(3)...................................             5.06%

Ratios and supplemental data:
Net assets, end of period (000 omitted)...........           $     -
Ratio of expenses to average net assets...........             1.05%
Ratio of expenses to average net assets prior to
 expense limitation and expenses paid indirectly..             1.89%
Ratio of net investment income to average net
 assets...........................................             4.18%
Ratio of net investment income to average net
 assets prior to expense limitation and expenses
 paid indirectly..................................             3.34%
Portfolio turnover................................              521%

___________________________
(1)Commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(2)The average shares outstanding method has been applied for per share information.
(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                           Diversified Income-11

Delaware VIP Trust-Delaware VIP Diversified Income Series
Notes to Financial Statements
December 31, 2003

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP Diversified Income Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek high current income and total return.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market, Inc. (NASDAQ) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates. Premiums and discounts are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. The amount of these expenses was approximately $30 for the period ended December 31, 2003. The expense paid under the above arrangement is included in "other" on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly.

                                                           Diversified Income-12

Delaware VIP Diversified Income Series
Notes to Financial Statements (continued)


2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on the average daily net assets in excess of $2.5 billion. DMC has entered into a sub-advisory agreement with Delaware International Advisers Ltd. (DIAL), an affiliate of DMC, related to the foreign securities portion of the Series. For the services provided, DMC pays DIAL a portion of the management fee based on the portion of foreign assets in the portfolio. The Series does not pay any fees directly to DIAL.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2004.

Delaware Service Company, Inc. (DSC), an affiliate of DMC and DIAL, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2004 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. No distribution expenses are paid by Standard Class shares.

At December 31, 2003, the Series had receivables from or liabilities payable to affiliates as follows:

         Dividend disbursing,           Other              Receivable
         transfer agent fees,          expenses             from DMC
             accounting                 payable           under expense
         and other expenses             to DMC             limitation
           payable to DSC           and affiliates*        agreement
         -------------------        ---------------      -------------
               $(84)                   $(307)               $4,626

* DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, custodian fees and trustees' fees.

Certain officers of DMC, DIAL, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. Investments
For the period ended December 31, 2003, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

Purchases.....................        $6,393,693
Sales.........................        $4,882,974

At December 31, 2003, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                            Aggregate          Aggregate
           Cost of          unrealized         unrealized       Net unrealized
         investments       appreciation       depreciation       appreciation
         -----------       ------------       ------------      --------------
          $2,044,731          $71,750          $(14,116)           $57,634

4. Dividend and Distribution Information Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. There were no distributions for the period ended December 31, 2003.

As of December 31, 2003, the components of net assets on a tax basis were as follows:

Shares of beneficial interest..........        $2,000,018
Undistributed ordinary income..........            54,558
Capital loss carryforwards.............            (7,716)
Post-October losses....................            (1,598)
Unrealized appreciation of investments
 and foreign currencies................            58,608
                                               ----------
Net assets.............................        $2,103,870
                                               ==========

                                                           Diversified Income-13

Delaware VIP Diversified Income Series
Notes to Financial Statements (continued)

4. Dividend and Distribution Information (continued)
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future captial gains. Such capital loss carryforwards expire as follows: $7,716 expires in 2011.

Post-October losses represent losses realized on investment transactions from November 1, 2003 through December 31, 2003 that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen in the following fiscal year.

5. Capital Shares
Transactions in capital shares were as follows:
                                                    Period*
                                                     Ended
                                                   12/31/03
                                                   --------
Shares sold:
 Standard Class........................             235,295
 Service Class.........................                   1
                                                    -------
Net increase...........................             235,296
                                                    -------

*Commenced operations on May 16, 2003.

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2003, or at any time during the period.

7. Foreign Exchange Contracts
The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

No forward foreign currency exchange contracts were outstanding at December 31, 2003.

8. Futures Contracts
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Series' custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

No financial futures contracts were open at December 31, 2003.

                                                           Diversified Income-14

Delaware VIP Diversified Income Series
Notes to Financial Statements (continued)

9. Swap Agreements
During the period ended December 31, 2003, the Series entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

No total return swap agreements were outstanding at December 31, 2003.

10. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed-income securities whose value is derived from underlying mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in high-yield fixed-income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. Securities with contractual restrictions on resale or Rule 144A securities, if liquid, may not be subject to the Series' 10% restriction on investing in such assets. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.


11. Industry Allocation
As of December 31, 2003, the foreign bond holdings of the Series, classified by type of business, was a follows:

Industry                                Percentage of Net Assets
--------                                ------------------------
Banking, Finance & Insurance...........         1.47%
Cable, Media & Publishing..............         0.26%
Energy.................................         0.27%
Foreign Government.....................        17.29%
Leisure, Lodging & Entertainment.......         0.23%
Manufacturing..........................         0.25%
Paper & Forest Products................         0.84%
Telecommunications.....................         0.52%
Transportation & Shipping..............         0.22%
                                               ------
Total..................................        21.35%
                                               ======


                                                           Diversified Income-15

Delaware VIP Trust-Delaware VIP Diversified Income Series
Report of Independent Auditors

To the Shareholders and Board of Trustees
Delaware VIP Trust - Delaware VIP Diversified Income Series

We have audited the accompanying statement of net assets and statement of assets and liabilities of Delaware VIP Diversified Income Series (the "Series") as of December 31, 2003, and the related statement of operations, statement of changes in net assets, and financial highlights for the period May 16, 2003 (commencement of operations) through December 31, 2003. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers, or by other auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Delaware VIP Diversified Income Series at December 31, 2003, and the results of its operations, the changes in its net assets, and its financial highlights for the period May 16, 2003 (commencement of operations) through December 31, 2003, in conformity with accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP


Philadelphia, Pennsylvania
February 6, 2004

--------------------------------------------------------------------------------

     -----------------------------------------------------------------------
     A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling
     800 523-1918; (ii) on the Series' website at
     http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
     -----------------------------------------------------------------------

                                                           Diversified Income-16

Delaware Investments Family of Funds
       BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                                   Number of            Other
                                                                            Principal         Portfolios in Fund    Directorships
     Name,                   Position(s)                                  Occupation(s)         Complex Overseen       Held by
    Address                   Held with         Length of Time                During          by Trustee/Director  Trustee/Director
 and Birthdate                 Fund(s)             Served                  Past 5 Years            or Officer        or Officer
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Jude T. Driscoll(2)          Chairman and          4 Years -              Since August 2000,           80              None
2005 Market Street            Trustee(4)       Executive Officer     Mr. Driscoll has served in
 Philadelphia, PA                                                   various executive capacities
      19103                                      Trustee since          at different times at
                                                 May 15, 2003          Delaware Investments(1)
March 10, 1963
                                                                      Senior Vice President and
                                                                  Director of Fixed-Income Process -
                                                                Conseco Capital Management (June 1998 -
                                                                            August 2000)

                                                                          Managing Director -
                                                                 NationsBanc Capital Markets (February
                                                                          1996 - June 1998)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
 Walter P. Babich              Trustee             16 Years                 Board Chairman -           98              None
2005 Market Street                                                 Citadel Construction Corporation
 Philadelphia, PA                                                          (1989 - Present)
      19103

 October 1, 1927
-----------------------------------------------------------------------------------------------------------------------------------
  John H. Durham               Trustee            25 Years(3)              Private Investor            98        Trustee - Abington
2005 Market Street                                                                                                Memorial Hospital
 Philadelphia, PA
     19103
                                                                                                                 President/Director-
                                                                                                                  22 WR Corporation
August 7, 1937
-----------------------------------------------------------------------------------------------------------------------------------
   John A. Fry                 Trustee(4)         3 Years                      President -             80              None
2005 Market Street                                                   Franklin & Marshall College
Philadelphia, PA                                                        (June 2002 - Present)
     19103
                                                                       Executive Vice President -
                                                                      University of Pennsylvania
  May 28, 1960                                                         (April 1995 - June 2002)
-----------------------------------------------------------------------------------------------------------------------------------
 Anthony D. Knerr              Trustee            11 Years             Founder/Managing Director -     98              None
2005 Market Street                                                     Anthony Knerr & Associates
 Philadelphia, PA                                                        (Strategic Consulting)
     19103                                                                  (1990 - Present)

December 7, 1938
-----------------------------------------------------------------------------------------------------------------------------------



                                                           Diversified Income-17

                                                                                                   Number of            Other
                                                                            Principal         Portfolios in Fund    Directorships
     Name,                   Position(s)                                  Occupation(s)         Complex Overseen       Held by
    Address                   Held with         Length of Time                During          by Trustee/Director  Trustee/Director
 and Birthdate                 Fund(s)             Served                  Past 5 Years            or Officer        or Officer
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
(continued)
   Ann R. Leven                Trustee             15 Years         Treasurer/Chief Fiscal Officer -   98          Director - Andy
2005 Market Street                                                      National Gallery of Art                   Warhol Foundation
 Philadelphia, PA                                                            (1994 - 1999)
     19103                                                                                                            Director -
                                                                                                                     Systemax Inc.
November 1, 1940
-----------------------------------------------------------------------------------------------------------------------------------
 Thomas F. Madison             Trustee             10 Years                 President/Chief            98             Director -
2005 Market Street                                                         Executive Officer -                      Banner Health
 Philadelphia, PA                                                          MLM Partners, Inc.
    19103                                                               (Small Business Investing                     Director -
                                                                             and Consulting)                      CenterPoint Energy
                                                                        (January 1993 - Present)
February 25, 1936
                                                                                                                      Director -
                                                                                                                  Digital River Inc.

                                                                                                                  Director - Rimage
                                                                                                                      Corporation
-----------------------------------------------------------------------------------------------------------------------------------
   Janet L. Yeomans            Trustee             5 Years              Vice President/Mergers &       98              None
  2005 Market Street                                                  Acquisitions - 3M Corporation
Philadelphia, PA 19103                                                  (January 2003 - Present)

                                                                          Ms. Yeomans has held
    July 31, 1948                                                     various management positions
                                                                      at 3M Corporation since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
 Joseph H. Hastings           Executive           Executive             Mr. Hastings has served in     98              None
 2005 Market Street        Vice President       Vice President         various executive capacities
Philadelphia, PA 19103          and                  and                   at different times at
                          Chief Financial       Chief Financial            Delaware Investments.
                              Officer           Officer since
                                               August 21, 2003
December 19, 1949
-----------------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro    Senior Vice President, Chief Legal Officer        Ms. Maestro has served in     98              None
2005 Market Street      Chief Legal Officer         since               various executive capacities
 Philadelphia, PA         and Secretary         March 17, 2003             at different times at
      19103                                                                Delaware Investments.

November 26, 1957
-----------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof     Senior Vice President        8 Years               Mr. Bishof has served in      98              None
2005 Market Street        and Treasurer                                various executive capacities
 Philadelphia, PA                                                        at different times at
     19103                                                                 Delaware Investments.

August 18, 1962
-----------------------------------------------------------------------------------------------------------------------------------

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3)  Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.






                                                           Diversified Income-18

FOR INTERNATIONAL DIVERSIFICATION

Delaware VIP Trust-Delaware VIP Emerging Markets Series

Portfolio Snapshot
   For the year ended December 31, 2003, emerging market equities were up strongly as a whole, generally outperforming stocks in countries with more established capital markets. Throughout our fiscal year, emerging markets seemed to consistently attract the attention of investors seeking alternative investment ideas.
   During the 12-month period, Delaware VIP Emerging Markets Series returned +70.54% (Standard Class shares with distributions reinvested). A majority of the countries that make up the Morgan Stanley Capital International (MSCI) Emerging Markets Free (EMF) Index posted strong double-digit percentage gains for the period. The MSCI EMF Index appreciated +56.28%, outpacing the +28.67% return of the S&P 500 Index in the U.S. and also strongly outperforming most global indexes that track the world's established markets.
   A strengthening global economy can generally be credited for the strong performance on the year, and outperformance of non-U.S. stocks was partially attributable to a decline in the value of the U.S. dollar. The dollar's decline often provided an exchange-rate boost to U.S. investors who held international fund shares.
   During the 12-month period, the Series benefited from a modest overweighting in Brazil, especially in resource companies. We increased our exposure to Mexico late in the period, owing to attractive valuations that emerged from that nation's generally poor stock market showing in 2003. The Fund also benefited from underweighted positions in Taiwan, where structural domestic problems have led us to believe that stock opportunities have diminished, and Korea, which suffers from a weak financial system and poor corporate governance. Lastly, we have underweighted the Series in Russia, as a three-year runup in that market has left us with few stocks that we would categorize as attractively valued.

Investment Outlook
   As a general rule, we believe some of the best emerging market opportunities frequently lie in relatively insulated markets with internally-generated growth, like China and India, as well as in laggard markets such as Mexico. We continue to stress the risks inherent in emerging markets--including both geopolitical turmoil and the dangers that global recovery may be too slow to give much near-term support for exports or access to capital in emerging markets.


Performance of a $10,000 Investment:
May 1, 1997 (Series' inception) through
December 31, 2003

                 Delaware VIP
               Emerging Market
                    Series          MSCI Emerging
                  (Standard            Markets
                Class Shares)        Free Index
               ---------------      -------------
May 31 '97           10000             10300
Dec.'97               7910              8880
Dec.'98               5906              5996
Dec.'99               9828              8890
Dec.'00               6820              6792
Dec.'01               7151              7151
Dec.'02               6722              7521
Dec.'03              10505             12826

              Delaware VIP Emerging
                  Markets Series
           Average Annual Total Returns
-------------------------------------------------
               Standard Class      Service Class
                   Shares*            Shares**
Lifetime           +3.80%             +13.12%
Five Years        +16.43%                 --
One Year          +70.54%             +70.10%

   For the periods ended December 31, 2003

* Commenced operations on May 1, 1997.
** Commenced operations on May 1, 2000.

Past performance is not a guarantee of future results. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The chart shows a $10,000 investment in Delaware VIP Emerging Markets Series Standard Class shares for the period from the Series' inception on May 1, 1997 through December 31, 2003. The chart assumes all distributions were reinvested. The chart also shows a $10,000 investment in the MSCI Emerging Markets Free Index at that month's end, May 31, 1997. After May 31, 1997, returns plotted on the chart were as of the last day of each month shown. The return plotted for the Series on May 31, 1997 reflects any gains or losses that may have occurred between its inception on May 4, 1997 to May 31, 1998. The MSCI Emerging Markets Free Index is an unmanaged index of stocks in the world's emerging markets regions. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. An expense limitation was in effect for Delaware VIP Emerging Markets Series during the periods shown. Performance does not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity or variable life prospectus.

                                                              Emerging Markets-1

Delaware VIP Trust-Delaware VIP Emerging Markets Series
Statement of Net Assets**
December 31, 2003

                                           Number of     Market
                                            Shares        Value
                                                        (U.S. $)
  COMMON STOCK-96.83%
  Brazil-13.04%
  Aracruz Celulose ADR ................        4,062   $  142,332
  Companhia de Saneamento Basico
    de Estado de Sao Paulo ............    2,740,000      154,998
  Companhia Siderurgica Nacional ......    5,500,000      298,735
  Companhia Vale do Rio Doce ADR ......        3,900      228,150
  Empresa Brasiliera de Aeronautica ADR        6,854      240,096
  Petroleo Brasileiro ADR .............        3,300       87,978
  Petroleo Brasileiro Preferred Shares         7,573      200,547
  Ultrapar Participacoes ..............   17,800,000      230,073
  Votorantim Celulose e Papel ADR .....        9,600      300,960
                                                       ----------
                                                        1,883,869
                                                       ----------
  Chile-1.02%
  Administradora de Fonfos
    de Pensiones Provida ADR ..........        5,229      147,510
                                                       ----------
                                                          147,510
                                                       ----------
  China-9.03%++
  Asia Aluminum .......................    1,276,000      253,109
  Beijing Capital International Airport      528,000      180,226
  Chaoda Modern Agriculture ...........      645,500      214,097
  Fountain Set ........................      206,000      140,631
  Guangshen Railway ...................      702,000      198,928
  Texwinca ............................      176,000      128,085
  Zhejiang Expressway .................      270,000      189,538
                                                       ----------
                                                        1,304,614
                                                       ----------
  Croatia-1.96%
  Pliva GDR ...........................       17,369      283,115
                                                       ----------
                                                          283,115
                                                       ----------
  Czech Republic-3.33%
  CEZ .................................       40,570      230,209
  Philip Morris CR ....................          409      250,528
                                                       ----------
                                                          480,737
                                                       ----------
  Egypt-1.48%
  MobiNil - Egyptian Mobile Services ..       17,512      214,490
                                                       ----------
                                                          214,490
                                                       ----------
  Estonia-3.00%
  Eesti Telekom GDR ...................        6,143      153,575
 #Eesti Telekom GDR 144A ..............        4,091      102,327
  Hansabank ...........................        6,552      176,857
                                                       ----------
                                                          432,759
                                                       ----------
  Hungary-3.81%
  Gedeon Richter GDR ..................          606       71,508
 #Gedeon Richter GDR 144A .............        1,214      143,719
  Magyar Tavkozlesi ...................       50,246      191,375
 +OTP Bank ............................       11,149      143,786
                                                       ----------
                                                          550,388
                                                       ----------
  India-5.57%
  Gail India GDR ......................       10,159      340,327
 #Gail India GDR 144A .................        1,087       37,216
  ICICI Bank ADR ......................       20,212      347,242
  Videsh Sanchar Nigam ADR ............       12,126       80,032
                                                       ----------
                                                          804,817
                                                       ----------
  Indonesia-3.53%
  Hanjaya Mandala Sampoerna ...........      479,000      254,500
  Telekomunikasi Indonesia ............      319,000      255,654
                                                       ----------
                                                          510,154
                                                       ----------

                                            Number of     Market
                                             Shares        Value
                                                         (U.S. $)
  COMMON STOCK (continued)
  Israel-1.09%
  Bank Hapoalim.......................        64,130     $157,589
                                                       ----------
                                                          157,589
                                                       ----------
  Malaysia-4.20%
  IOI Corporation Berhad..............        82,100      166,361
  PLUS Expressways Berhad.............       337,000      226,145
  Tanjong.............................        75,200      213,726
                                                       ----------
                                                          606,232
                                                       ----------
  Mexico-10.89%
  Apasco de C.V.......................        17,500      144,208
  Cemex de C.V........................        55,525      290,293
  Grupo Continental...................        97,300      164,515
  Grupo Elektra de C.V................        32,560      172,402
 +Grupo Financiero BBVA Bancomer......
    de C.V. Class B...................       168,100      143,608
  Kimberly-Clark de Mexico de C.V. ADR        62,900      161,207
  Telefonos de Mexico de C.V. ADR.....         8,000      264,240
  Tenaris ADR.........................         7,000      233,240
                                                       ----------
                                                        1,573,713
                                                       ----------
  Republic of Korea-10.58%
  Hyundai Motor.......................         7,470      316,605
  Kookmin Bank........................         6,580      246,577
  KT ADR..............................        13,227      252,239
 #KT&G GDR 144A.......................        30,696      269,357
  POSCO...............................             1          137
  POSCO ADR...........................         8,069      274,104
  Samsung Electronics.................           450      170,332
                                                       ----------
                                                        1,529,351
                                                       ----------
  Russia-1.46%
  LUKOIL ADR..........................         2,266      210,738
                                                       ----------
                                                          210,738
                                                       ----------
  South Africa-15.46%
  ABSA Group..........................        30,781      194,324
  African Bank Investments............       233,034      329,563
  Alexander Forbes....................       174,546      307,253
  Aspen Pharmacare Holdings...........        99,086      184,070
  Impala Platinum Holdings............         1,523      132,336
  Nampak..............................        77,903      151,721
  Network Healthcare Holdings.........       197,532      149,740
  Sappi...............................         9,739      132,771
  Sasol...............................        24,538      349,229
  Steinhoff International Holdings....       264,841      303,526
                                                       ----------
                                                        2,234,533
                                                       ----------
  Taiwan-5.34%
  Asustek Computer....................        93,875      207,383
  China Steel GDR.....................        10,579      176,140
  Pihsiang Machinery Manufacturing....        20,000       69,514
  President Chain Store...............       123,232      188,750
 +Yageo GDR...........................        57,116      129,653
                                                       ----------
                                                          771,440
                                                       ----------
  Thailand-2.04%
  Thai Union Frozen Products..........       329,400      266,030
  Thai Union Frozen Products NVDR.....        36,300       28,401
                                                       ----------
                                                          294,431
                                                       ----------
  Total Common Stock
    (cost $10,109,086) ...............                 13,990,480
                                                       ----------

                                                              Emerging Markets-2

Delaware VIP Emerging Markets Series
Statement of Net Assets** (continued)

                                                          Principal     Market
                                                            Amount       Value
                                                                       (U.S. $)
 REPURCHASE AGREEMENTS-2.28%
 With BNP Paribas 0.85% 1/2/04 (dated
  12/31/03, collateralized by $8,000
  U.S. Treasury Bills due 3/25/04, market
  value $7,600, $28,000 U.S. Treasury
  Notes 3.625% due 3/31/04, market
  value $28,634, $87,000 U.S. Treasury
  Notes 6.00% due 8/15/04, market value
  $91,311, and $45,000 U.S. Treasury
  Notes 1.625% due 1/31/05, market value $45,236).......  $169,000     $169,000

                                                          Principal     Market
                                                            Amount       Value
                                                                       (U.S. $)
 REPURCHASE AGREEMENTS (CONTINUED)
 With UBS Warburg 0.85% 1/2/04 (dated
  12/31/03, collateralized by $37,000
  U.S. Treasury Notes 1.625% due 3/31/05,
  market value $37,425, $1,000
  U.S. Treasury Notes 5.50% due 2/15/08,
  market value $1,434, and $111,000
  U.S. Treasury Notes 5.625% due 5/15/08,
   market value $124,244)..............................   $160,000     $160,000
                                                                       --------
 Total Repurchase Agreements (cost $329,000)...........                 329,000
                                                                       --------

TOTAL MARKET VALUE OF SECURITIES-99.11% (cost $10,438,086)...........................................   14,319,480

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.89%................................................      129,033
                                                                                                       -----------

NET ASSETS APPLICABLE TO 1,292,655 SHARES OUTSTANDING-100.00%........................................  $14,448,513
                                                                                                       ===========

NET ASSET VALUE-DELAWARE VIP EMERGING MARKETS SERIES STANDARD CLASS ($14,304,276 / 1,279,746 shares).       $11.18
                                                                                                            ======

NET ASSET VALUE-DELAWARE VIP EMERGING MARKETS SERIES SERVICE CLASS ($144,237 / 12,909 shares)........       $11.17
                                                                                                            ======
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2003:
Shares of beneficial interest (unlimited authorization-no par).......................................  $12,310,828
Undistributed net investment income*.................................................................      266,302
Accumulated net realized loss on investments.........................................................   (2,010,645)
Net unrealized appreciation of investments and foreign currencies....................................    3,882,028
                                                                                                       -----------
Total net assets.....................................................................................  $14,448,513
                                                                                                       ===========

-------------------
 +Non-income producing security for the year ended December 31,2003.
++Hong Kong listed securities.
 #Securities exempt from registration under Rule 144A of the Securities Act of
  1933. See Note #8 in "Notes to Financial Statements."
 *Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.
**Securities have been classified by country of origin. Classification by type of business has been presented in Note #9 to the Financial Statements.

 ADR - American Depositary Receipts
 GDR - Global Depositary Receipts
 NVDR - Non-Voting Depositary Receipts

                             See accompanying notes

                                                              Emerging Markets-3

Delaware VIP Trust-
Delaware VIP Emerging Markets Series
Statement of Operations
Year Ended December 31, 2003


INVESTMENT INCOME:
Dividends...................................................     $ 508,329
Interest....................................................         2,682
Foreign tax withheld........................................       (25,606)
                                                                ----------
                                                                   485,405
                                                                ----------
EXPENSES:
Management fees.............................................       146,975
Custodian fees..............................................        26,616
Accounting and administration expenses......................         5,000
Professional fees...........................................         1,385
Dividend disbursing and transfer agent fees
  and expenses..............................................         1,176
Reports and statements to shareholders......................         1,054
Trustees' fees..............................................           766
Distribution expenses-Service Class.........................           594
Registration fees...........................................           100
Other.......................................................         2,853
                                                                ----------
                                                                   186,519
Less expenses absorbed or waived............................       (10,419)
Less waiver of distribution expenses-Service Class..........           (44)
Less expenses paid indirectly...............................          (282)
                                                                ----------
Total expenses..............................................       175,774
                                                                ----------

NET INVESTMENT INCOME.......................................       309,631
                                                                ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments.................................................     1,439,611
Foreign currencies..........................................       (32,769)
                                                                ----------
Net realized gain...........................................     1,406,842
Net change in unrealized appreciation/depreciation
  of investments and foreign currencies.....................     4,305,489
                                                                ----------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS AND FOREIGN CURRENCIES .......................     5,712,331
                                                                ----------

NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................    $6,021,962
                                                                ==========

                             See accompanying notes

Delaware VIP Trust-
Delaware VIP Emerging Markets Series
Statements of Changes in Net Assets
                                                             Year Ended
                                                       12/31/03     12/31/02
                                                       --------     --------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
Net investment income.............................   $  309,631   $   437,532
Net realized gain (loss) on investments and
  foreign currencies..............................    1,406,842      (924,302)
Net change in unrealized appreciation/
  depreciation of investments and
  foreign currencies..............................    4,305,489       924,491
                                                    -----------   -----------
Net increase in net assets resulting
  from operations.................................    6,021,962       437,721
                                                    -----------   -----------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
Net investment income:
 Standard Class...................................     (350,352)     (352,450)
 Service Class....................................      (17,011)      (22,689)
                                                    -----------   -----------
                                                       (367,363)     (375,139)
                                                    -----------   -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class...................................    2,008,291     5,060,976
 Service Class....................................    2,044,496     4,917,858
Net asset value of shares issued upon
  reinvestment of dividends and distributions:
 Standard Class...................................      350,352       352,450
 Service Class....................................       17,011        22,689
                                                    -----------   -----------
                                                      4,420,150    10,353,973
                                                    -----------   -----------
Cost of shares repurchased:
 Standard Class...................................   (6,334,313)   (4,913,827)
 Service Class....................................   (2,594,805)   (4,840,602)
                                                    -----------   -----------
                                                     (8,929,118)   (9,754,429)
                                                    -----------   -----------

Increase (decrease) in net assets derived
  from capital share transactions.................   (4,508,968)      599,544
                                                    -----------   -----------

NET INCREASE IN NET ASSETS........................    1,145,631       662,126

NET ASSETS:
Beginning of year.................................   13,302,882    12,640,756
                                                    -----------   -----------
End of year.......................................  $14,448,513   $13,302,882
                                                    ===========   ===========

                             See accompanying notes

                                                              Emerging Markets-4

Delaware VIP Trust-Delaware VIP Emerging Markets Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                            Delaware VIP Emerging Markets Series Standard Class
                                                                                  Year Ended
                                                      12/31/03       12/31/02       12/31/01       12/31/00       12/31/99
                                                      --------------------------------------------------------------------
Net asset value, beginning of period..........         $6.770         $6.610         $6.310         $8.400         $5.810

Income (loss) from investment operations:
Net investment income(1)......................          0.210          0.215          0.199          0.116          0.126
Net realized and unrealized gain (loss) on
  investments and foreign currencies..........          4.410          0.137          0.133         (2.064)         2.597
                                                      -------        -------        -------        -------        -------
Total from investment operations..............          4.620          0.352          0.332         (1.948)         2.723
                                                      -------        -------        -------        -------        -------

Less dividends and distributions from:
Net investment income.........................         (0.210)        (0.192)        (0.032)        (0.142)        (0.133)
                                                      -------        -------        -------        -------        -------
Total dividends and distributions.............         (0.210)        (0.192)        (0.032)        (0.142)        (0.133)
                                                      -------        -------        -------        -------        -------

Net asset value, end of period................        $11.180         $6.770         $6.610         $6.310         $8.400
                                                      =======        =======        =======        =======        =======

Total return(2)...............................         70.54%          5.17%          5.28%        (23.60%)        48.28%

Ratios and supplemental data:
Net assets, end of period (000 omitted).......        $14,304        $12,651        $12,071        $12,148        $13,349

Ratio of expenses to average net assets.......          1.49%          1.43%          1.45%          1.52%          1.47%
Ratio of expenses to average net assets
  prior to expense limitation and expenses
  paid indirectly.............................          1.58%          1.46%          1.45%          1.68%          1.53%
Ratio of net investment income to average
  net assets..................................          2.64%          3.15%          3.04%          1.55%          1.88%
Ratio of net investment income to average
  net assets prior to expense limitation
  and expenses paid indirectly................          2.55%          3.12%          3.04%          1.37%          1.82%
Portfolio turnover............................            71%            39%            41%            19%            20%

-------------------
(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                              Emerging Markets-5

Delaware VIP Emerging Markets Series
Financial Highlights (continued)


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                          Delaware VIP Emerging Markets Series Service Class
                                                                                                                   5/01/00(1)
                                                                                        Year Ended                     to
                                                                           12/31/03      12/31/02     12/31/01      12/31/00
                                                                          --------------------------------------------------
Net asset value, beginning of period .....................                 $ 6.770       $ 6.610       $ 6.310      $  7.540

Income (loss) from investment operations:
Net investment income(2) .................................                   0.197         0.204         0.189         0.064
Net realized and unrealized gain (loss) on investments
  and foreign currencies .................................                   4.402         0.138         0.135        (1.294)
                                                                           -------       -------       -------      --------
Total from investment operations .........................                   4.599         0.342         0.324        (1.230)
                                                                           -------       -------       -------      --------

Less dividends and distributions from:
Net investment income ....................................                  (0.199)       (0.182)       (0.024)           --
                                                                           -------       -------       -------      --------
Total dividends and distributions ........................                  (0.199)       (0.182)       (0.024)           --
                                                                           -------       -------       -------      --------

Net asset value, end of period ...........................                 $11.170       $ 6.770       $ 6.610      $  6.310
                                                                           =======       =======       =======      ========

Total return(3)...........................................                  70.10%         5.03%         5.15%       (16.31%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ..................                 $   144       $   652       $   570      $     45
Ratio of expenses to average net assets ..................                   1.71%         1.58%         1.60%         1.67%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly ................                   1.83%         1.61%         1.60%         1.90%
Ratio of net investment income to average net assets .....                   2.42%         3.00%         2.89%         1.37%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly .....                   2.30%         2.97%         2.89%         1.10%
Portfolio turnover .......................................                     71%           39%           41%           19%

-------------------
(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes

                                                              Emerging Markets-6

Delaware VIP Trust-Delaware VIP Emerging Markets Series
Notes to Financial Statements
December 31, 2003

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP Emerging Markets Series (the "Series"). The Trust is an open-end investment company. The Series is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series' understanding of the applicable country's tax rules and rates.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

                                                              Emerging Markets-7

Delaware VIP Emerging Markets Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
Certain expenses of the Series are paid through commission arrangements with brokers. The amount of these expenses was approximately $282 for the year ended December 31, 2003. The expense paid under the above arrangement is included in "other" on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware International Advisers Ltd. (DIAL), the investment manager, an annual fee which is calculated daily at the rate of 1.25% on the first $500 million of average daily net assets of the Series, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, and 1.10% on average daily net assets in excess of $2.5 billion.

DIAL has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.50% of average daily net assets of the Series through April 30, 2004.

Delaware Service Company, Inc. (DSC), an affiliate of DIAL, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DIAL, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2004 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Prior to May 1, 2003, the Board of Trustees had set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At December 31, 2003, the Series had liabilities payable to affiliates as follows:

                              Dividend disbursing,
 Investment                   transfer agent fees,
 management                        accounting              Other expenses
fee payable to                 and other expenses            payable to
    DIAL                         payable to DSC              affiliates*
--------------                --------------------         --------------
   $8,033                             $558                     $1,615

* Delaware Management Company (DMC), a Series of Delaware Management Business Trust and an affiliate of DIAL, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, custodian fees and trustees' fees.

Certain officers of DIAL, DMC, DSC, and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2003, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases....................          $ 8,220,485
Sales........................          $12,746,347

At December 31, 2003, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                       Aggregate             Aggregate
   Cost of            unrealized            unrealized          Net unrealized
 investments         appreciation          depreciation          appreciation
 -----------         ------------          ------------         --------------
 $10,935,642          $3,528,146            $(144,308)            $3,383,838


                                                              Emerging Markets-8

Delaware VIP Emerging Markets Series
Notes to Financial Statements (continued)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the years ended December 31, 2003 and 2002 was as follows:

                                      Year               Year
                                     Ended              Ended
                                    12/31/03           12/31/02
                                    --------           --------
Ordinary income                     $367,363           $375,139

As of December 31, 2003, the components of net assets on a tax basis were as follows:

Shares of beneficial interest......................         $12,310,828
Undistributed ordinary income......................             430,870
Capital loss carryforwards.........................          (1,669,183)
Post-October currency losses.......................              (8,474)
Unrealized appreciation of investments and
  foreign currencies...............................           3,384,472
                                                            -----------
Net assets.........................................         $14,448,513
                                                            ===========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,126,966 expires in 2009, and $542,217 expires in 2010.

Post-October currency losses represent losses realized on foreign currency transactions from November 1, 2003 through December 31, 2003 that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen in the following fiscal year.

5. Capital Shares
Transactions in capital shares were as follows:

                                               Year            Year
                                              Ended           Ended
                                            12/31/03        12/31/02
                                           ----------      ----------
Shares sold:
 Standard Class.....................          224,698         715,076
 Service Class......................          304,630         690,134

Shares issued upon reinvestment of
  dividends and distributions:
 Standard Class.....................           54,572          49,363
 Service Class......................            2,646           3,173
                                           ----------      ----------
                                              586,546       1,457,746
                                           ----------      ----------
Shares repurchased:
 Standard Class.....................         (868,270)       (721,590)
 Service Class......................         (390,664)       (683,196)
                                           ----------      ----------
                                           (1,258,934)     (1,404,786)
                                           ----------      ----------
Net increase (decrease).............         (672,388)         52,960
                                           ==========      ==========

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2003, or at any time during the year.

7. Foreign Exchange Contracts
The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

                                                              Emerging Markets-9

Delaware VIP Emerging Markets Series
Notes to Financial Statements (continued)

7. Foreign Exchange Contracts (continued)
The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

No forward foreign currency exchange contracts were outstanding at December 31, 2003.

8. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

9. Industry Allocation
As of December 31, 2003, the Series' investment in equity securities classified by type of business were as follows:

Industry                                Percentage of net assets
--------                                ------------------------
Automobiles & Components..............             2.19%
Banking & Finance.....................            15.19
Building & Materials............. ....            17.48
Capital Goods.........................             1.66
Electronics & Electrical Equipment....             2.08
Energy................................             9.08
Food, Beverage & Tobacco..............            11.17
Healthcare & Pharmaceuticals..........             6.24
Retail................................             9.05
Technology............................             1.43
Telecommunications....................            10.48
Transportation........................             5.50
Utilities.............................             5.28
                                                  -----
                                                  96.83%
                                                  =====

10. Tax Information (Unaudited)
For the fiscal year ended December 31, 2003, the Series designates distributions paid during the year as follows:

                                   (A)                (B)
                                Long-Term          Ordinary
                              Capital Gains         Income            Total
                              Distributions      Distributions    Distributions
                               (Tax Basis)        (Tax Basis)      (Tax Basis)
                              -------------      -------------    -------------
                                   --                 100%             100%

-------------------
(A) and (B) are based on a percentage of the Series' total distributions.

                                                             Emerging Markets-10

Delaware VIP Trust-Delaware VIP Emerging Markets Series
Report of Independent Auditors

To the Shareholders and Board of Trustees
Delaware VIP Trust-Delaware VIP Emerging Markets Series

We have audited the accompanying statement of net assets of Delaware VIP Emerging Markets Series (the "Series") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Delaware VIP Emerging Markets Series at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
February 6, 2004

--------------------------------------------------------------------------------

A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                             Emerging Markets-11

Delaware Investments Family of Funds
       BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                                   Number of            Other
                                                                            Principal         Portfolios in Fund    Directorships
     Name,                   Position(s)                                  Occupation(s)         Complex Overseen       Held by
    Address                   Held with         Length of Time                During          by Trustee/Director  Trustee/Director
 and Birthdate                 Fund(s)             Served                  Past 5 Years            or Officer        or Officer
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Jude T. Driscoll(2)          Chairman and          4 Years -              Since August 2000,           80              None
2005 Market Street            Trustee(4)       Executive Officer     Mr. Driscoll has served in
 Philadelphia, PA                                                   various executive capacities
      19103                                      Trustee since          at different times at
                                                 May 15, 2003          Delaware Investments(1)
March 10, 1963
                                                                      Senior Vice President and
                                                                  Director of Fixed-Income Process -
                                                                      Conseco Capital Management
                                                                      (June 1998 - August 2000)

                                                                          Managing Director -
                                                                     NationsBanc Capital Markets
                                                                     (February 1996 - June 1998)

-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
 Walter P. Babich              Trustee             16 Years                 Board Chairman -           98              None
2005 Market Street                                                 Citadel Construction Corporation
 Philadelphia, PA                                                          (1989 - Present)
      19103

 October 1, 1927
-----------------------------------------------------------------------------------------------------------------------------------
  John H. Durham               Trustee            25 Years(3)              Private Investor            98      Trustee - Abington
2005 Market Street                                                                                              Memorial Hospital
 Philadelphia, PA
     19103
                                                                                                                President/Director -
                                                                                                                 22 WR Corporation
August 7, 1937
-----------------------------------------------------------------------------------------------------------------------------------
   John A. Fry                 Trustee(4)         3 Years                      President -             80              None
2005 Market Street                                                   Franklin & Marshall College
Philadelphia, PA                                                        (June 2002 - Present)
     19103
                                                                       Executive Vice President -
                                                                      University of Pennsylvania
  May 28, 1960                                                         (April 1995 - June 2002)
-----------------------------------------------------------------------------------------------------------------------------------
 Anthony D. Knerr              Trustee            11 Years             Founder/Managing Director -     98              None
2005 Market Street                                                     Anthony Knerr & Associates
 Philadelphia, PA                                                        (Strategic Consulting)
     19103                                                                  (1990 - Present)

December 7, 1938
-----------------------------------------------------------------------------------------------------------------------------------





                                                             Emerging Markets-12

                                                                                                   Number of            Other
                                                                            Principal         Portfolios in Fund    Directorships
     Name,                   Position(s)                                  Occupation(s)         Complex Overseen       Held by
    Address                   Held with         Length of Time                During          by Trustee/Director  Trustee/Director
 and Birthdate                 Fund(s)             Served                  Past 5 Years            or Officer        or Officer
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
(continued)
   Ann R. Leven                Trustee             15 Years         Treasurer/Chief Fiscal Officer -   98          Director - Andy
2005 Market Street                                                      National Gallery of Art                   Warhol Foundation
 Philadelphia, PA                                                            (1994 - 1999)
     19103                                                                                                            Director -
                                                                                                                     Systemax Inc.
November 1, 1940
-----------------------------------------------------------------------------------------------------------------------------------
 Thomas F. Madison             Trustee             10 Years                 President/Chief            98             Director -
2005 Market Street                                                         Executive Officer -                      Banner Health
 Philadelphia, PA                                                          MLM Partners, Inc.
    19103                                                               (Small Business Investing                     Director -
                                                                             and Consulting)                      CenterPoint Energy
                                                                        (January 1993 - Present)
February 25, 1936
                                                                                                                      Director -
                                                                                                                  Digital River Inc.

                                                                                                                  Director - Rimage
                                                                                                                      Corporation
-----------------------------------------------------------------------------------------------------------------------------------
   Janet L. Yeomans            Trustee             5 Years              Vice President/Mergers &       98              None
  2005 Market Street                                                  Acquisitions - 3M Corporation
Philadelphia, PA                                                     (January 2003 - Present)
      19103
                                                                          Ms. Yeomans has held
    July 31, 1948                                                     various management positions
                                                                      at 3M Corporation since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
 Joseph H. Hastings           Executive           Executive             Mr. Hastings has served in     98              None
 2005 Market Street        Vice President       Vice President         various executive capacities
Philadelphia, PA               and                  and                   at different times at
    19103                  Chief Financial       Chief Financial            Delaware Investments.
                              Officer           Officer since
                                               August 21, 2003
December 19, 1949
-----------------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro    Senior Vice President, Chief Legal Officer        Ms. Maestro has served in     98              None
2005 Market Street      Chief Legal Officer         since               various executive capacities
 Philadelphia, PA         and Secretary         March 17, 2003             at different times at
      19103                                                                Delaware Investments.

November 26, 1957
-----------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof     Senior Vice President        8 Years               Mr. Bishof has served in      98              None
2005 Market Street        and Treasurer                                various executive capacities
 Philadelphia, PA                                                        at different times at
     19103                                                                 Delaware Investments.

August 18, 1962
-----------------------------------------------------------------------------------------------------------------------------------

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3)  Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

                                                                          (8533)




                                                             Emerging Markets-13

FOR INTERNATIONAL DIVERSIFICATION

Delaware VIP Trust-Delaware VIP Global Bond Series

Portfolio Snapshot
   For the year ended December 31, 2003, Delaware VIP Global Bond Series returned +20.36% (Standard Class shares with distributions reinvested). In contrast, the benchmark Citigroup World Government Bond Index was up +14.91% during the same period.
   Strong performance for the Series came in part through the continuation of generally low interest rates worldwide and a declining U.S. dollar. Our investment style must likewise be credited, as we seek a competitive return by factoring for both the income that a bond generates and worldwide currency valuations. We would like to point out to investors, however, that the past two years have been positive for global fixed-income investors, and that yearly returns in excess of 20% cannot be sustained.

Investment Outlook
   We are encouraged by the global economic recovery and believe the outlook for global fixed-income securities is attractive relative to U.S. dollar bonds. We think that a continued fall in the U.S. dollar is still possible. We also note that something unusual is happening in Japan, where we have been underweighted for some time - the economy is picking up. Excess capacity still needs to be reduced, and Japanese banks will need to return to health before inflation really takes hold - something likely to take several years. Nonetheless, we think that Japan's recovery is more likely to be sustained, which bodes well for international investors and for the global economy in general.

Performance of a $10,000 Investment:
May 2, 1996 (Series' inception) through
December 31, 2003

                    Delaware VIP        Citigroup World
                     Global Bond        Government Bond
                       Series                Index
                    ------------        ---------------
May   2 '96           $10,000
May  31 '96            10,000                10,000
Dec. 31 '96            11,179                10,600
Dec. 31 '97            11,278                10,625
Dec. 31 '97            12,160                12,251
Dec. 31 '99            11,722                11,728
Dec. 31 '00            11,823                11,915
Dec. 31 '01            11,766                11,797
Dec. 31 '02            14,718                14,096
Dec. 31 '03            17,715                16,198

                         Delaware VIP Global Bond Series
                          Average Annual Total Returns
                         -------------------------------
                               Standard Class   Service Class
                                  Shares*          Shares**
                    Lifetime       +7.74%          +13.27%
                    Five Years     +7.82%              --
                    One Year      +20.36%          +20.04%

                     For the periods ended December 31, 2003

 * Commenced operations on May 2, 1996.
** Commenced operations on May 1, 2000.

Past performance is not a guarantee of future results. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The chart shows a $10,000 investment in Delaware VIP Global Bond Series Standard Class shares for the period from the Series' inception on May 2, 1996 through December 31, 2003. The chart assumes all distributions were reinvested. The chart also shows a $10,000 investment in the Citigroup World Government Bond Index at that month's end, May 31, 1996. After May 31, 1996, returns plotted on the chart were as of the last day of each month shown. The Citigroup World Government Bond Index is an unmanaged composite that measures the general performance of world bond markets. The Salomon Smith Barney World Government Bond Index has changed names to the Citigroup World Government Bond Index. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest in an index. Earnings from a variable annuity investment compound tax-free until withdrawal, so no adjustments were made for income taxes. An expense limitation was in effect for Delaware VIP Global Bond Series during the periods shown. Performance does not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity or variable life prospectus.
                                                                   Global Bond-1

Delaware VIP Trust-Delaware VIP Global Bond Series***
Statement of Net Assets
December 31, 2003
                                                     Principal         Market
                                                      Amount*          Value
                                                                      (U.S. $)
Bonds-97.04%
Australia-4.13%
Queensland Treasury
 6.00% 7/14/09 .........................  AUD        1,200,000      $   908,829
 6.00% 6/14/11 .........................  AUD        4,500,000        3,442,220
                                                                    -----------
                                                                      4,351,049
                                                                    -----------
Austria-5.07%
Republic of Austria
 5.25% 1/4/11 ..........................  EUR        3,400,000        4,620,506
 7.25% 5/3/07 ..........................  DEM        1,000,000          723,991
                                                                    -----------
                                                                      5,344,497
                                                                    -----------
Belgium-1.85%
Kingdom of Belgium 5.75% 9/28/10 .......  EUR        1,400,000        1,953,574
                                                                    -----------
                                                                      1,953,574
                                                                    -----------
Canada-4.71%
Canada Government 0.70% 3/20/06 ........  JPY       25,000,000        4,964,598
                                                                    -----------
                                                                      4,964,598
                                                                    -----------
Finland-4.97%
Republic of Finland 5.00% 4/25/09 ......  EUR        3,900,000        5,235,731
                                                                    -----------
                                                                      5,235,731
                                                                    -----------
France-3.31%
Government of France
 4.00% 10/25/09 ........................  EUR        1,500,000        1,917,187
 5.50% 10/25/07 ........................  EUR          450,000          612,403
 5.50% 4/25/10 .........................  EUR          700,000          964,024
                                                                    -----------
                                                                      3,493,614
                                                                    -----------
Germany-10.96%
Deutschland Republic
 5.00% 7/4/11 ..........................  EUR          640,000          855,477
 6.25% 1/4/24 ..........................  EUR        3,300,000        4,912,601
Kredit Fuer Wiederaufbau 5.25% 7/4/12 ..  EUR          850,000        1,150,426
Muenchener Hypotheken 5.00% 1/16/12 ....  EUR        3,500,000        4,645,659
                                                                    -----------
                                                                     11,564,163
                                                                    -----------
Greece-4.95%
Hellenic Republic 6.30% 1/29/09 ........  EUR        3,700,000        5,225,284
                                                                    -----------
                                                                      5,225,284
                                                                    -----------
Italy - 4.03%
Republic of Italy 3.75% 6/8/05 .........  JPY      433,000,000        4,252,535
                                                                    -----------
                                                                      4,252,535
                                                                    -----------
Netherlands-9.89%
Bank Nederlandse Gemeenten
 5.625% 10/25/10 .......................  EUR        2,800,000        3,862,351
DSL Finance
 5.75% 3/19/09 .........................  DEM        1,000,000          701,524
 6.00% 2/21/06 .........................  DEM        1,400,000          959,998
Netherlands Government 5.50% 7/15/10 ...  EUR        3,560,000        4,905,315
                                                                    -----------
                                                                     10,429,188
                                                                    -----------

                                                     Principal         Market
                                                      Amount*          Value
                                                                      (U.S. $)
Bonds (continued)
Poland-9.36%
Poland Government
 5.00% 10/24/13 ........................  PLZ       14,600,000     $  3,484,426
 6.00% 11/24/09 ........................  PLZ        6,300,000        1,625,497
 6.00% 11/24/10 ........................  PLZ       15,000,000        3,857,263
 8.50% 11/12/06 ........................  PLZ        3,200,000          900,499
                                                                    -----------
                                                                      9,867,685
                                                                    -----------
Spain-4.83%
Kingdom of Spain 3.10% 9/20/06 .........  JPY      506,000,000        5,098,055
                                                                   ------------
                                                                      5,098,055
Supranational-11.09%
Eurofima 6.50% 8/22/11 .................  AUD        1,900,000        1,459,581
Inter-American Development Bank
 1.90% 7/8/09 ..........................  JPY      682,000,000        6,760,187
International Bank Reconstruction
 & Development
 2.00% 2/18/08 .........................  JPY      160,000,000        1,590,502
 4.75% 12/20/04 ........................  JPY       60,000,000          585,350
 5.25% 1/12/09 .........................  USD        1,200,000        1,296,023
                                                                    -----------
                                                                     11,691,643
                                                                    -----------
Sweden-10.03%
Swedish Government
 Series 1041 6.75% 5/5/14 ..............  SEK       22,300,000        3,592,280
 Series 1043 5.00% 1/28/09 .............  SEK       23,500,000        3,393,265
 Series 1044 3.50% 4/20/06 .............  SEK        1,500,000          208,994
 Series 1046 5.50% 10/8/12 .............  SEK       23,000,000        3,388,748
                                                                    -----------
                                                                     10,583,287
                                                                    -----------
United States-7.86%
KFW International Finance
 1.00% 12/20/04 ........................  JPY      210,000,000        1,977,935
U.S. Treasury Note
 3.625% 5/15/13 ........................  USD        1,000,000          961,524
 4.75% 11/15/08 ........................  USD        5,000,000        5,354,300
                                                                    -----------
                                                                      8,293,759
                                                                    -----------

Total Bonds
 (cost $90,610,774)                                                 102,348,662
                                                                    -----------

                                                                   Global Bond-2

Delaware VIP Global Bond Series
Statement of Net Assets (continued)

                                                                                         Principal         Market
                                                                                          Amount*          Value
                                                                                                          (U.S. $)
Repurchase Agreements-0.97%
With BNP Paribas 0.85% 1/2/04
 (dated 12/31/03, collateralized by
 $24,000 U.S. Treasury Bills due
 3/25/04, market value $23,656,
 $88,000 U.S. Treasury Notes 3.625%
 due 3/31/04, market value $89,122,
 $270,000 U.S. Treasury Notes
 6.00% due 8/15/04, market value
 $284,201, and $139,000 U.S. Treasury
 Notes 1.625% due 1/31/05,
 market value $140,797) .................................................    USD          527,000      $   527,000

With UBS Warburg 0.85% 1/2/04
 (dated 12/31/03, collateralized by
 $116,000 U.S. Treasury Notes 1.625%
 due 3/31/05, market value $116,483,
 $4,000 U.S. Treasury Notes 5.50%
 due 2/15/08, market value $4,465,
 and $347,000 U.S. Treasury Notes
 5.625% due 5/15/08, market
 value $386,706) .........................................................   USD          497,000      $   497,000
                                                                                                       -----------

Total Repurchase Agreements
 (cost $1,024,000)                                                                                       1,024,000
                                                                                                       -----------

TOTAL MARKET VALUE OF SECURITIES-98.01% (cost $91,634,774) ..........................................  103,372,662

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-1.99%................................................    2,098,055
                                                                                                      ------------

NET ASSETS APPLICABLE TO 7,566,183 SHARES OUTSTANDING-100.00%........................................ $105,470,717
                                                                                                      ============

NET ASSET VALUE-DELAWARE VIP GLOBAL BOND SERIES STANDARD CLASS ($105,462,816 / 7,565,616 shares).....       $13.94
                                                                                                            ======

NET ASSET VALUE-DELAWARE VIP GLOBAL BOND SERIES SERVICE CLASS ($7,901 / 567.474 shares)..............       $13.92
                                                                                                            ======

COMPONENTS OF NET ASSETS AT DECEMBER 31, 2003:
Shares of beneficial interest (unlimited authorization-no par).......................................  $80,306,367
Undistributed net investment income**................................................................   12,004,091
Accumulated net realized gain on investments.........................................................    1,241,118
Net unrealized appreciation of investments and foreign currencies....................................   11,919,141
                                                                                                      ------------
Total net assets..................................................................................... $105,470,717
                                                                                                      ============

----------
*Principal amount is stated in the currency in which each bond is denominated.

 AUD - Australian Dollar
 DEM - German Mark
 EUR - European Monetary Unit
 JPY - Japanese Yen
 PLZ - Polish Zloty
 SEK - Swedish Krona
 USD - U.S. Dollar

 **Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.
***Securities have been classified by country of issuance.

                             See accompanying notes

                                                                   Global Bond-3

Delaware VIP Trust-
Delaware VIP Global Bond Series
Statement of Operations
Year Ended December 31, 2003

Investment Income:
Interest .....................................................      $ 4,116,471
                                                                    -----------

Expenses:
Management fees ..............................................          840,196
Custodian fees ...............................................           59,483
Accounting and administration expenses .......................           47,720
Reports and statements to shareholders .......................           19,848
Dividend disbursing and transfer agent fees
 and expenses ................................................           11,200
Professional fees ............................................           10,242
Registration fees ............................................            6,401
Trustees' fees ...............................................            3,592
Distribution expenses - Service Class ........................               18
Other ........................................................           17,106
                                                                    -----------
                                                                      1,015,806
Less expenses absorbed or waived .............................          (40,481)
Less waiver of distribution expenses - Service Class .........               (2)
Less expenses paid indirectly ................................           (2,689)
                                                                    -----------
Total expenses ...............................................          972,634
                                                                    -----------

NET INVESTMENT INCOME ........................................        3,143,837
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS AND FOREIGN CURRENCIES:

Net realized gain on:
 Investments .................................................        2,635,820
 Foreign currencies ..........................................        7,833,819
                                                                    -----------
Net realized gain ............................................       10,469,639
Net change in unrealized appreciation/depreciation
 of investments and foreign currencies .......................        5,879,371
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS AND FOREIGN CURRENCIES ..........................       16,349,010
                                                                    -----------

NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS .............................................      $19,492,847
                                                                    ===========

                             See accompanying notes

Delaware VIP Trust-
Delaware VIP Global Bond Series
Statements of Changes in Net Assets
                                                           Year Ended
                                                    12/31/03         12/31/02
                                                  ------------      -----------
INCREASE IN NET ASSETS
 FROM OPERATIONS:
Net investment income .........................   $  3,143,837      $ 1,589,888
Net realized gain on investments and
 foreign currencies ...........................     10,469,639          595,101
Net change in unrealized appreciation/
 depreciation on investments and
 foreign currencies ...........................      5,879,371        7,544,574
                                                  ------------      -----------
Net increase in net assets resulting
 from operations ..............................     19,492,847        9,729,563
                                                  ------------      -----------

DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class ...............................     (1,808,910)        (106,883)
 Service Class ................................            (98)             (26)
                                                  ------------      -----------
                                                    (1,809,008)        (106,909)
                                                  ------------      -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class ...............................     47,028,158       71,855,881
Net asset value of shares issued upon
 reinvestment of dividends
 and distributions:
 Standard Class ...............................      1,808,910          106,883
 Service Class ................................             98               26
                                                  ------------      -----------
                                                    48,837,166       71,962,790
                                                  ------------      -----------
Cost of shares repurchased:
 Standard Class ...............................    (53,001,915)      (6,651,544)
                                                  ------------      -----------

Increase (decrease) in net assets derived
 from capital share transactions ..............     (4,164,749)      65,311,246
                                                  ------------      -----------

NET INCREASE IN NET ASSETS ....................     13,519,090       74,933,900

NET ASSETS:
Beginning of year .............................     91,951,627       17,017,727
                                                  ------------      -----------
End of year ...................................   $105,470,717      $91,951,627
                                                  ============      ===========

                             See accompanying notes
                                                                   Global Bond-4

Delaware VIP Trust-Delaware VIP Global Bond Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                              Delaware VIP Global Bond Series Standard Class
                                                                                               Year Ended
                                                                   12/31/03      12/31/02     12/31/01(1)      12/31/00   12/31/99
                                                                   ---------------------------------------------------------------
Net asset value, beginning of period .............................  $11.770        $9.470        $9.730        $9.730      $10.680

Income (loss) from investment operations:
Net investment income(2) .........................................    0.356         0.404         0.411         0.534        0.576
Net realized and unrealized gain (loss) on investments
 and foreign currencies ..........................................    2.005         1.957        (0.464)       (0.453)      (0.950)
                                                                    -------        ------       -------       -------      -------
Total from investment operations .................................    2.361         2.361        (0.053)        0.081       (0.374)
                                                                    -------        ------       -------       -------      -------

Less dividends and distributions from:
Net investment income ............................................   (0.191)       (0.061)       (0.207)       (0.081)      (0.514)
Net realized gain on investments .................................       --            --            --            --       (0.062)
                                                                    -------        ------       -------       -------      -------
Total dividends and distributions ................................   (0.191)       (0.061)       (0.207)       (0.081)      (0.576)
                                                                    -------        ------       -------       -------      -------

Net asset value, end of period ...................................  $13.940       $11.770       $ 9.470       $ 9.730      $ 9.730
                                                                    =======       =======       =======       =======      =======

Total return(3) ..................................................   20.36%        25.09%        (0.48%)        0.86%       (3.60%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) .......................... $105,463       $91,945       $17,012       $16,463      $20,231
Ratio of expenses to average net assets ..........................    0.87%         0.81%         0.85%         0.85%        0.85%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly .........................    0.91%         0.81%         1.11%         0.95%        0.85%
Ratio of net investment income to average net assets .............    2.81%         3.76%         4.34%         5.75%        5.64%
Ratio of net investment income to average net assets prior
 to expense limitation and expenses paid indirectly ..............    2.77%         3.76%         4.08%         5.65%        5.64%
Portfolio turnover ...............................................     111%           49%           51%           39%         100%

---------------------
(1) As required, effective January 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.057, an increase in net realized and unrealized gain (loss) per share of $0.057 and a decrease in the ratio of net investment income to average net assets of 0.61%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes
                                                                   Global Bond-5

Delaware VIP Global Bond Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                        Delaware VIP Global Bond Series Service Class
                                                                                                                5/1/00(2)
                                                                                  Year Ended                        to
                                                                    12/31/03       12/31/02      12/31/01(1)     12/31/00
                                                                    -----------------------------------------------------
Net asset value, beginning of period .............................   $11.770        $ 9.460         $9.730         $9.180

Income (loss) from investment operations:
Net investment income(3) .........................................     0.328          0.389          0.397          0.346
Net realized and unrealized gain (loss) on investments
 and foreign currencies ..........................................     1.998          1.968         (0.470)         0.204
                                                                     -------        -------         ------         ------
Total from investment operations .................................     2.326          2.357         (0.073)         0.550
                                                                     -------        -------         ------         ------

Less dividends and distributions from:
Net investment income ............................................    (0.176)        (0.047)        (0.197)            --
                                                                     -------        -------         ------         ------
Total dividends and distributions ................................    (0.176)        (0.047)        (0.197)            --
                                                                     -------        -------         ------         ------

Net asset value, end of period ...................................   $13.920        $11.770         $9.460         $9.730
                                                                     =======        =======         ======         ======

Total return(4) ..................................................    20.04%         25.04%         (0.70%)         5.99%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ..........................        $8             $7             $5             $5
Ratio of expenses to average net assets ..........................     1.09%          0.96%          1.00%          1.00%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly .........................     1.16%          0.96%          1.26%          1.16%
Ratio of net investment income to average net assets .............     2.59%          3.61%          4.19%          5.65%
Ratio of net investment income to average net assets prior
 to expense limitation and expenses paid indirectly ..............     2.52%          3.61%          3.93%          5.49%
Portfolio turnover ...............................................      111%            49%            51%            39%

---------
(1) As required, effective January 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.057, an increase in net realized and unrealized gain (loss) per share of $0.057 and a decrease in the ratio of net investment income to average net assets of 0.61%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes
                                                                   Global Bond-6

Delaware VIP Trust-Delaware VIP Global Bond Series
Notes to Financial Statements
December 31, 2003

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP Global Bond Series (the "Series"). The Trust is an open-end investment company. The Series is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek current income consistent with the preservation of principal.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Premiums and discounts on all debt securities are amortized to interest income over the lives of the respective securities.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. The amount of these expenses was approximately $2,689 for the year ended December 31, 2003. The expense paid under the above arrangement is included in "other" on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware International Advisers Ltd. (DIAL), the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.
                                                                   Global Bond-7

Delaware VIP Global Bond Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
DIAL has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.00% of average daily net assets of the Series through April 30, 2004.

Delaware Service Company, Inc. (DSC), an affiliate of DIAL, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DIAL, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2004 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Prior to May 1, 2003, the Board of Trustees had set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At December 31, 2003, the Series had liabilities payable to affiliates as follows:

                               Dividend disbursing,
  Investment                   transfer agent fees,                Other
  management                       accounting                     expenses
fee payable to                 and other expenses                payable to
    DIAL                         payable to DSC                  affiliates*
--------------                ---------------------              -----------
   $42,073                           $4,259                       $12,238

*Delaware Management Company (DMC), a Series of Delaware Management Business
 Trust and an affiliate of DIAL, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, custodian fees and trustees' fees.

Certain officers of DIAL, DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2003, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

Purchases ...............  $96,602,931
Sales ...................  $99,190,236

At December 31, 2003, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series was as follows:

                     Aggregate               Aggregate
   Cost of           unrealized             unrealized          Net unrealized
 investments        appreciation           depreciation          appreciation
-------------       ------------           ------------         --------------
 $92,277,039        $11,552,989             $(457,366)            $11,095,623

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the years ended December 31, 2003 and 2002 was as follows:

                                           Year               Year
                                           Ended              Ended
                                         12/31/03            12/31/02
                                        ---------            --------
 Ordinary income..............          $1,809,008           $106,909

                                                                   Global Bond-8

Delaware VIP Global Bond Series
Notes to Financial Statements (continued)

4. Dividend and Distribution Information (continued)
As of December 31, 2003, the components of net assets on a tax basis were as follows:

Shares of beneficial interest ...................  $80,306,367
Undistributed ordinary income ...................   13,071,106
Undistributed long-term capital gain ............      816,368
Unrealized appreciation of investments
 and foreign currencies .........................   11,276,876
                                                  ------------
Net assets ...................................... $105,470,717
                                                  ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

5. Capital Shares
Transactions in capital shares were as follows:
                                                        Year           Year
                                                        Ended          Ended
                                                      12/31/03        12/31/02
                                                    ----------       ---------
Shares sold:
 Standard Class ..................................   3,793,472       6,631,149

Shares issued upon reinvestment of dividends
 and distributions:
 Standard Class ..................................     154,212          11,334
 Service Class ...................................           8               2
                                                    ----------       ---------
                                                     3,947,692       6,642,485
                                                    ----------       ---------
Shares repurchased:
 Standard Class ..................................  (4,190,901)       (630,884)
                                                    ----------       ---------
                                                    (4,190,901)       (630,884)
                                                    ----------       ---------
Net increase (decrease) ..........................    (243,209)      6,011,601
                                                    ==========       =========

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2003, or at any time during the year.

7. Foreign Exchange Contracts
The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

No forward foreign currency exchange contracts were outstanding at December 31, 2003.

                                                                   Global Bond-9

Delaware VIP Global Bond Series
Notes to Financial Statements (continued)

8. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

9. Tax Information (Unaudited)
For the fiscal year ended December 31, 2003, the Series designates distributions paid during the year as follows:

              (A)                   (B)
           Long-Term             Ordinary
         Capital Gains             Income                 Total
         Distributions         Distributions           Distributions
          (Tax Basis)           (Tax Basis)             (Tax Basis)
          -----------           -----------             -----------
              -                    100%                     100%

----------
(A) and (B) are based on a percentage of the Series' total distributions.

                                                                  Global Bond-10

Delaware VIP Trust-Delaware VIP Global Bond Series
Report of Independent Auditors

To the Shareholders and Board of Trustees
Delaware VIP Trust-Delaware VIP Global Bond Series

We have audited the accompanying statement of net assets of Delaware VIP Global Bond Series (the "Series") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Delaware VIP Global Bond Series at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                    Ernst & Young LLP

Philadelphia, Pennsylvania
February 6, 2004



--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

                                                                  Global Bond-11

Delaware Investments Family of Funds
       BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                                   Number of            Other
                                                                            Principal         Portfolios in Fund    Directorships
     Name,                   Position(s)                                  Occupation(s)         Complex Overseen       Held by
    Address                   Held with         Length of Time                During          by Trustee/Director  Trustee/Director
 and Birthdate                 Fund(s)             Served                  Past 5 Years            or Officer        or Officer
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Jude T. Driscoll(2)          Chairman and          4 Years -              Since August 2000,           80              None
2005 Market Street            Trustee(4)       Executive Officer     Mr. Driscoll has served in
 Philadelphia, PA                                                   various executive capacities
      19103                                      Trustee since          at different times at
                                                 May 15, 2003          Delaware Investments(1)
March 10, 1963
                                                                      Senior Vice President and
                                                                  Director of Fixed-Income Process -
                                                                      Conseco Capital Management
                                                                      (June 1998 - August 2000)

                                                                          Managing Director -
                                                                      NationsBanc Capital Markets
                                                                      (February 1996 - June 1998)

-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

 Walter P. Babich              Trustee             16 Years                 Board Chairman -           98              None
2005 Market Street                                                 Citadel Construction Corporation
 Philadelphia, PA                                                          (1989 - Present)
      19103

 October 1, 1927
-----------------------------------------------------------------------------------------------------------------------------------
  John H. Durham               Trustee            25 Years(3)              Private Investor            98        Trustee - Abington
2005 Market Street                                                                                                Memorial Hospital
 Philadelphia, PA
     19103
                                                                                                                 President/Director-
                                                                                                                  22 WR Corporation
August 7, 1937
-----------------------------------------------------------------------------------------------------------------------------------
   John A. Fry                 Trustee(4)         3 Years                      President -             80              None
2005 Market Street                                                   Franklin & Marshall College
Philadelphia, PA                                                        (June 2002 - Present)
     19103
                                                                       Executive Vice President -
                                                                      University of Pennsylvania
  May 28, 1960                                                         (April 1995 - June 2002)
-----------------------------------------------------------------------------------------------------------------------------------
 Anthony D. Knerr              Trustee            11 Years             Founder/Managing Director -     98              None
2005 Market Street                                                     Anthony Knerr & Associates
 Philadelphia, PA                                                        (Strategic Consulting)
     19103                                                                  (1990 - Present)

December 7, 1938
-----------------------------------------------------------------------------------------------------------------------------------








                                                                  Global Bond-12

                                                                                                   Number of            Other
                                                                            Principal         Portfolios in Fund    Directorships
     Name,                   Position(s)                                  Occupation(s)         Complex Overseen       Held by
    Address                   Held with         Length of Time                During          by Trustee/Director  Trustee/Director
 and Birthdate                 Fund(s)             Served                  Past 5 Years            or Officer        or Officer
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
(continued)
   Ann R. Leven                Trustee             15 Years         Treasurer/Chief Fiscal Officer -   98          Director - Andy
2005 Market Street                                                      National Gallery of Art                   Warhol Foundation
 Philadelphia, PA                                                            (1994 - 1999)
     19103                                                                                                            Director -
                                                                                                                     Systemax Inc.
November 1, 1940
-----------------------------------------------------------------------------------------------------------------------------------
 Thomas F. Madison             Trustee             10 Years                 President/Chief            98             Director -
2005 Market Street                                                         Executive Officer -                      Banner Health
 Philadelphia, PA                                                          MLM Partners, Inc.
    19103                                                               (Small Business Investing                     Director -
                                                                             and Consulting)                      CenterPoint Energy
                                                                        (January 1993 - Present)
February 25, 1936
                                                                                                                      Director -
                                                                                                                  Digital River Inc.

                                                                                                                  Director - Rimage
                                                                                                                      Corporation
-----------------------------------------------------------------------------------------------------------------------------------
   Janet L. Yeomans            Trustee             5 Years              Vice President/Mergers &       98              None
  2005 Market Street                                                  Acquisitions - 3M Corporation
Philadelphia, PA 19103                                                  (January 2003 - Present)

                                                                          Ms. Yeomans has held
    July 31, 1948                                                     various management positions
                                                                      at 3M Corporation since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

 Joseph H. Hastings           Executive           Executive             Mr. Hastings has served in     98              None
 2005 Market Street        Vice President       Vice President         various executive capacities
Philadelphia, PA 19103          and                  and                   at different times at
                          Chief Financial       Chief Financial            Delaware Investments.
                              Officer           Officer since
                                               August 21, 2003
December 19, 1949
-----------------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro    Senior Vice President, Chief Legal Officer        Ms. Maestro has served in     98              None
2005 Market Street      Chief Legal Officer         since               various executive capacities
 Philadelphia, PA         and Secretary         March 17, 2003             at different times at
      19103                                                                Delaware Investments.

November 26, 1957
-----------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof     Senior Vice President        8 Years               Mr. Bishof has served in      98              None
2005 Market Street        and Treasurer                                various executive capacities
 Philadelphia, PA                                                        at different times at
     19103                                                                 Delaware Investments.

August 18, 1962
-----------------------------------------------------------------------------------------------------------------------------------

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3)  Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.



                                                                  Global Bond-13

FOR CAPITAL APPRECIATION

Delaware VIP Trust-Delaware VIP Growth Opportunities Series

Portfolio Snapshot
   The growth style of investing, which favors the stock of companies with the potential to grow their earnings in excess of the market norm, performed especially well during the 12 months ended December 31, 2003. With virtually all stocks feeling the brunt of the recent market downturn of recent years, growth stocks were especially disaffected by an economy that was slow to recover from the recession in 2001. However, the combination of fiscal stimulus, tax cuts enacted in May, and monetary stimulus, historically low interest rates, helped produce robust economic expansion in the U.S. As is often the case historically, the stock market will typically move higher before the confirmation of an economic rebound, and 2003 was no exception. Investors cast off the pessimism and risk aversion they exhibited in prior years and began acquiring stocks en masse in March. Buying continued through the remainder of the year, and as a result, most market indexes posted very strong returns for the 12-month period.
   Of note, stocks of lesser quality often provided market leadership, with questionable earnings and less-than-favorable financials. In our management of the Series, we favor more reputable companies that have demonstrated noteworthy balance sheets and earnings that are reputable and sustainable. While this preference worked against the Series versus its benchmark in 2003, any large-scale investor shift back to quality-oriented growth should be to the benefit of the Series.
   During the year, the Series returned +41.05% (Standard Class shares with distributions reinvested). By comparison, the Russell Midcap Growth Index, which serves as the Series' performance benchmark, rose +42.71% for the same period. The Series enjoyed successes in the technology sector, which rebounded sharply after struggling through lean times after its heyday in the latter 1990s. We lost a measure of performance relative to our benchmarks in the healthcare arena, where investors came to question some of the sector's growth prospects in light of Medicare concerns and product pipeline considerations. A name that detracted from Series performance included Wyeth, which we liquidated. Just as some retailers benefited the Series, the stock of Kohl's impeded performance due to diminished sales.

Investment Outlook
   Looking forward, we remain optimistic that the overall economy will continue to show improvement. Within equity markets, the fourth quarter marked a change from the rest of the year in that the poorest-quality issues did not lead the market. We believe that this shift towards higher-quality issues should continue if the strongest companies within individual industries benefit from the improving macroeconomic environment and leverage their inherent strengths. We believe our investment strategy of focusing on these industry leaders should perform well if this shift occurs.


[GRAPHIC OMITTED]

Performance of a $10,000 Investment:
December 31, 1993 through
December 31, 2003

                      Delaware VIP Growth
                     Opportunities Series        Russell Midcap
                    (Standard Class Series)       Growth Index
                    -----------------------      --------------
Dec.'93                     $10,000                  $10,000
Dec.'94                     $ 9,646                  $ 9,785
Dec.'95                     $12,495                  $13,111
Dec.'96                     $14,301                  $15,402
Dec.'97                     $16,432                  $18,874
Dec.'98                     $19,523                  $22,245
Dec.'99                     $31,811                  $33,655
Dec.'00                     $29,100                  $29,701
Dec.'01                     $24,508                  $23,715
Dec.'02                     $18,396                  $17,214
Dec.'03                     $25,948                  $24,568

                          Delaware VIP
                    Growth Opportunities Series
                   Average Annual Total Returns
                -----------------------------------
                Standard Class        Service Class
                    Shares*              Shares**
Lifetime            +9.93%                -7.24%
10 Years           +10.00%                   --
Five Years          +5.85%                   --
One Year           +41.05%               +40.86%

For the periods ended December 31, 2003

 * Commenced operations on July 12, 1991.
** Commenced operations on May 1, 2000.

Past performance is not a guarantee of future results. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The chart shows a $10,000 investment in the Delaware VIP Growth Opportunities Series Standard Class shares and the Russell Midcap Growth Index for the 10-year period from December 31, 1993 through December 31, 2003. The chart assumes all distributions were reinvested. Returns plotted on the chart were as of the last day of each month shown. The Russell Midcap Growth Index measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Earnings from a variable annuity investment compound tax-free until withdrawal, so no adjustments were made for income taxes. An expense limitation was in effect for Delaware VIP Growth Opportunities Series during some of the periods shown. Performance does not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity or variable life prospectus.

                                                          Growth Opportunities-1

Delaware VIP Trust-Delaware VIP Growth Opportunities Series
Statement of Net Assets
December 31, 2003

                                                      Number of        Market
                                                        Shares         Value
  COMMON STOCK-99.34%
  Banking, Finance & Insurance-18.66%
  Ambac Financial Group ..........................       33,100     $ 2,296,809
 +AmeriTrade Holdings ............................      145,500       2,047,185
  Cullen/Frost Bankers ...........................       19,000         770,830
  Eaton Vance ....................................       23,500         861,040
  HCC Insurance Holdings .........................       41,000       1,303,800
  Lehman Brothers Holdings .......................       22,900       1,768,338
  MBIA ...........................................       27,100       1,605,133
  Moody's Investors Services .....................       18,600       1,126,230
  PartnerRe ......................................       46,000       2,670,300
  Sovereign Bancorp ..............................       38,100         904,875
                                                                    -----------
                                                                     15,354,540
                                                                    -----------
  Basic Industry/Capital Goods-3.03%
  Beckman Coulter ................................       17,200         874,276
 +Mettler Toledo International ...................       38,400       1,620,864
                                                                    -----------
                                                                      2,495,140
                                                                    -----------
  Business Services-12.65%
*+Allied Waste Industries ........................       90,100       1,250,588
  Expeditors International .......................       21,900         824,754
 +Fiserv .........................................       51,800       2,046,618
 *Fisher Scientific International ................       61,200       2,531,844
 *Manpower .......................................       27,500       1,294,700
 +Robert Half International ......................       32,800         765,552
 +United Rentals .................................       87,900       1,692,954
                                                                    -----------
                                                                     10,407,010
                                                                    -----------
  Consumer Durables-1.40%
  KB HOME ........................................       15,900       1,153,068
                                                                    -----------
                                                                      1,153,068
                                                                    -----------
  Consumer Non-Durables-13.85%
 +Amazon.com .....................................       28,500       1,500,240
 +Bed Bath & Beyond ..............................       30,300       1,313,505
  Cintas .........................................       16,200         812,106
  Dollar Tree Stores .............................       33,550       1,008,513
 +Kohl's .........................................       13,500         606,690
 +Staples ........................................       63,400       1,730,820
 +Starbucks ......................................       65,800       2,175,348
  Tiffany ........................................       28,100       1,270,120
 +Williams-Sonoma ................................       28,000         973,560
                                                                    -----------
                                                                     11,390,902
                                                                    -----------
  Consumer Services-14.23%
 +Cendant ........................................      107,900       2,402,933
*+Host Marriott ..................................       95,600       1,177,792
  Marriott International Class A .................       29,200       1,349,040
  Outback Steakhouse .............................       30,500       1,348,405
 +P.F. Chang's China Bistro ......................       19,000         966,720
 *Royal Caribbean Cruises ........................       76,000       2,644,040
  Westwood One ...................................       53,200       1,819,972
                                                                    -----------
                                                                     11,708,902
                                                                    -----------

                                                        Number of      Market
                                                         Shares         Value
  Healthcare & Pharmaceuticals-14.57%
  Aetna..........................................        14,600      $  986,668
  Allergan.......................................        10,700         821,867
 *AmerisourceBergen..............................         6,900         387,435
*+Anthem.........................................        22,200       1,665,000
*+Biogen Idec....................................        52,930       1,946,765
*+Caremark RX....................................        32,200         815,626
 +Gilead Sciences................................        19,500       1,133,730
*+Invitrogen.....................................        15,800       1,106,000
  Omnicare.......................................        22,800         920,892
*+Pharmaceutical Product Development                     21,900         590,643
  Teva Pharmaceutical Industries ADR                     16,300         924,373
 +Watson Pharmaceuticals.........................        15,000         690,000
                                                                    -----------
                                                                     11,988,999
                                                                    -----------
  Real Estate-2.50%
  American Financial Realty Trust................       120,500       2,054,525
                                                                    -----------
                                                                      2,054,525
                                                                    -----------
  Technology-18.45%
*+Agere Systems..................................       298,400         910,120
 +Altera.........................................        30,400         690,080
 *Applied Micro Circuits.........................       159,100         951,418
  ASML Holdings..................................        76,400       1,531,820
 +Broadcom.......................................        35,300       1,203,377
*+CIENA..........................................       124,897         829,316
 *Emulex.........................................        32,000         853,760
*+L-3 Communications Holdings....................        26,000       1,335,360
*+Lam Research...................................        34,900       1,127,270
  Linear Technology..............................        32,700       1,375,689
 +Network Appliance..............................        27,800         570,734
 +Novellus Systems...............................        25,500       1,072,275
*+Red Hat........................................        27,800         521,806
 +VERITAS Software...............................        18,550         689,318
 +Xilinx.........................................        39,200       1,518,609
                                                                    -----------
                                                                     15,180,952
                                                                    -----------
  Total Common Stock
   (cost $62,425,430)............................                    81,734,038
                                                                    -----------

                                                          Growth Opportunities-2

Delaware VIP Growth Opportunities Series
Statement of Net Assets (continued)

                                                        Principal      Market
                                                          Amount        Value
REPURCHASE AGREEMENTS-0.67%
With BNP Paribas 0.85% 1/2/04
 (dated 12/31/03, collateralized by
 $13,000 U.S. Treasury Bills due
 3/25/04, market value $12,613,
 $47,000 U.S. Treasury Notes 3.625%
 due 3/31/04, market value $47,520,
 $144,000 U.S. Treasury Notes 6.00%
 due 8/15/04, market value $151,537,
 and $74,000 U.S. Treasury
 Notes 1.625% due 1/31/05, market
 value $75,073).....................................     $281,000    $  281,000
With UBS Warburg 0.85%
 1/2/04 (dated 12/31/03, collateralized
 by $62,000 U.S. Treasury Notes
1.625% due 3/31/05, market
 value $62,109, $2,000 U.S. Treasury Notes
 5.50% due 2/15/08, market value
 $2,381, and $185,000 U.S. Treasury Notes
 5.625% due 5/15/08, market
 value $206,193)....................................      265,000       265,000
                                                                    -----------
Total Repurchase Agreements
 (cost $546,000)....................................                    546,000
                                                                    -----------
Total Market Value of Securities
  Before Securities Lending
  Collateral-100.01%
  (cost $62,971,430)................................                 82,280,038
                                                                    -----------
SECURITIES LENDING COLLATERAL**-18.33%
Short-Term Investments
ABN AMRO Bank Chicago
0.96% 6/07/04.......................................   $  591,553   $   591,527
Allied Irish Dublin 1.12% 1/20/04 ..................      676,051       676,066
Bayerische Landesbank 1.045% 8/30/04 ...............      168,912       168,937
CDC IXIS 1.485% 11/12/04............................      674,672       676,066
Credit Suisse First Boston
 1.60% 12/13/04.....................................      674,093       676,066
Deutsche Bank Financial 0.991% 1/16/04..............      676,264       676,305
Fannie Mae 0.955% 1/29/04...........................    3,380,340     3,380,286
Freddie Mac 1.12% 1/15/04...........................      382,450       382,736
General Electric Capital
 1.068% 10/04/04....................................      253,791       254,178
 1.069% 5/14/04.....................................      338,102       338,340
Goldman Sachs Group LP 1.18% 12/08/04 ..............      169,016       169,016
HBOS Treasury Services PLC
 1.14% 4/08/04......................................      676,002       676,066
Keybank NA 1.146% 1/26/04...........................      338,152       338,202
Lloyds Bank PLC 1.08% 2/09/04.......................      760,556       760,574
Marsh & McLennan 1.291% 6/15/04.....................      423,331       433,713
Merrill Lynch Mortgage Capital
 1.10% 1/12/04......................................      676,066       676,066
Mizuho Securities USA 1.03% 1/02/04 ................    1,163,105     1,163,105
Morgan Stanley Dean Witter
 1.283% 1/31/05.....................................      168,741       169,016
 1.33% 3/19/04......................................      422,349       422,541
Societe Generale 1.085% 12/08/04....................      675,895       675,895
Swiss Re Financial 1.103% 1/15/04 ..................      421,529       421,366
Wachovia Bank NA 1.064% 11/15/04....................      676,134       676,667
Wilmington Trust 1.11% 1/22/04......................      676,050       676,066
                                                                    -----------
Total Securities Lending Collateral
 (cost $15,078,800).................................                 15,078,800
                                                                    -----------

TOTAL MARKET VALUE OF SECURITIES-118.34% (cost $78,050,230).................................................    97,358,838++

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL-(18.33%).................................................   (15,078,800)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.01%).....................................................        (5,657)
                                                                                                              ------------

NET ASSETS APPLICABLE TO 5,806,034 SHARES OUTSTANDING-100.00%...............................................   $82,274,381
                                                                                                              ------------

NET ASSET VALUE-DELAWARE VIP GROWTH OPPORTUNITIES SERIES STANDARD CLASS ($65,368,496 / 4,606,888 shares)....        $14.19
                                                                                                                    ======

NET ASSET VALUE-DELAWARE VIP GROWTH OPPORTUNITIES SERIES SERVICE CLASS ($16,905,885 / 1,199,146 shares).....        $14.10
                                                                                                                    ======
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2003:
Shares of beneficial interest (unlimited authorization-no par)..............................................  $ 94,827,778
Accumulated net realized loss on investments................................................................   (31,862,005)
Net unrealized appreciation of investments..................................................................    19,308,608
                                                                                                              ------------
Total net assets............................................................................................  $ 82,274,381
                                                                                                              ============

---------------------
 +Non-income producing security for the year ended December 31, 2003. ++Includes $14,757,505 of securities loaned.
 *Fully or partially on loan.
**See Note #7 in "Notes to Financial Statements."
  ADR-American Depositary Receipts

                             See accompanying notes

                                                          Growth Opportunities-3

Delaware VIP Trust-
Delaware VIP Growth Opportunities Series
Statement of Operations
Year Ended December 31, 2003



INVESTMENT INCOME:
Dividends..................................................         $   411,188
Interest...................................................              13,447
Securities lending income..................................              10,882
Foreign tax withheld.......................................                (210)
                                                                    -----------
                                                                        435,307
                                                                    -----------

EXPENSES:
Management fees............................................             566,090
Distribution expenses - Service Class......................              38,760
Accounting and administration expenses.....................              31,979
Professional fees..........................................               8,355
Dividend disbursing and transfer agent fees
 and expenses..............................................               7,548
Custodian fees.............................................               4,906
Reports and statements to shareholders.....................               3,713
Trustees' fees.............................................               3,100
Registration fees..........................................                 683
Other......................................................              14,500
                                                                    -----------
                                                                        679,634
Less waiver of distribution expenses - Service Class.......              (5,309)
Less expenses paid indirectly..............................              (1,840)
                                                                    -----------
Total expenses.............................................             672,485
                                                                    -----------

NET INVESTMENT LOSS........................................            (237,178)
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on investments...........................           5,640,255
Net change in unrealized appreciation/
 depreciation of investments...............................          20,452,045
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS............................................          26,092,300
                                                                    -----------

NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS...........................................         $25,855,122
                                                                    ===========

                             See accompanying notes

Delaware VIP Trust-
Delaware VIP Growth Opportunities Series
Statements of Changes in Net Assets

                                                            Year Ended
                                                     12/31/03        12/31/02
                                                     --------        --------

INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
Net investment loss..............................  $   (237,178)   $   (269,596)
Net realized gain (loss) on investments               5,640,255     (16,808,666)
Net change in unrealized appreciation/
 depreciation of investments.....................    20,452,045     (16,064,284)
                                                    -----------    ------------
Net increase (decrease) in net assets
 resulting from operations.......................    25,855,122     (33,142,546)
                                                    -----------    ------------

DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
Return of capital:
 Standard Class..................................             -     (11,778,054)
 Service Class...................................             -      (3,103,956)
                                                    -----------    ------------
                                                              -     (14,882,010)
                                                    -----------    ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class..................................       495,276         327,050
 Service Class...................................     1,847,311       3,455,773
Net asset value of shares issued upon
 reinvestment of dividends and distributions:
 Standard Class..................................             -      11,778,054
 Service Class...................................             -       3,103,956
                                                    -----------    ------------
                                                      2,342,587      18,664,833
                                                    -----------    ------------
COST OF SHARES REPURCHASED:
 Standard Class..................................   (16,762,775)    (30,630,017)
 Service Class...................................    (5,399,680)     (9,190,445)
                                                    -----------    ------------
                                                    (22,162,455)    (39,820,462)
                                                    -----------    ------------
Decrease in net assets derived from
 capital share transactions......................   (19,819,868)    (21,155,629)
                                                    -----------    ------------

NET INCREASE (DECREASE) IN NET ASSETS............     6,035,254     (69,180,185)

NET ASSETS:
Beginning of year................................    76,239,127     145,419,312
                                                    -----------    ------------
End of year......................................   $82,274,381    $ 76,239,127
                                                    ===========    ============

                             See accompanying notes


                                                          Growth Opportunities-4

Delaware VIP Trust-Delaware VIP Growth Opportunities Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                    Delaware VIP Growth Opportunities Series Standard Class
                                                                                       Year Ended
                                                                12/31/03    12/31/02     12/31/01     12/31/00      12/31/99
                                                                ------------------------------------------------------------

Net asset value, beginning of period ........................   $10.060     $15.010      $23.990      $28.550       $18.550

Income (loss) from investment operations:
Net investment loss(1) ......................................    (0.032)     (0.025)      (0.010)      (0.106)       (0.055)
Net realized and unrealized gain (loss) on investments ......     4.162      (3.351)      (4.209)      (1.459)       11.055
                                                                -------     -------      -------      -------       -------
Total from investment operations ............................     4.130      (3.376)      (4.219)      (1.565)       11.000
                                                                -------     -------      -------      -------       -------

Less dividends and distributions from:
Net realized gain on investments ............................         -           -       (4.761)      (2.995)       (1.000)
Return of capital ...........................................         -      (1.574)           -            -             -
                                                                -------     -------      -------      -------       -------
Total dividends and distributions ...........................         -      (1.574)      (4.761)      (2.995)       (1.000)
                                                                -------     -------      -------      -------       -------

Net asset value, end of period ..............................   $14.190     $10.060      $15.010      $23.990       $28.550
                                                                =======     =======      =======      =======       =======

Total return(2) .............................................    41.05%     (24.94%)     (15.78%)      (8.52%)       62.94%

Ratios and supplemental data:
Net assets, end of period (000 omitted) .....................   $65,368     $60,964     $117,527     $180,008      $216,062
Ratio of expenses to average net assets .....................     0.85%       0.87%        0.85%        0.84%         0.82%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly ....................     0.85%       0.87%        0.87%        0.84%         0.82%
Ratio of net investment loss to average net assets ..........    (0.27%)     (0.21%)      (0.06%)      (0.36%)       (0.27%)
Ratio of net investment loss to average net assets
 prior to expense limitation and expenses paid indirectly ...    (0.27%)     (0.21%)      (0.08%)      (0.36%)       (0.27%)
Portfolio turnover ..........................................       94%         88%         117%         128%          132%

(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                          Growth Opportunities-5

Delaware VIP Growth Opportunities Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                            Delaware VIP Growth Opportunities Series Service Class
                                                                                                                      5/1/00(1)
                                                                                          Year Ended                     to
                                                                              12/31/03     12/31/02     12/31/01      12/31/00
                                                                              -------------------------------------------------
Net asset value, beginning of period......................................    $10.010      $14.970      $23.980        $28.020

Income (loss) from investment operations:
Net investment loss(2)....................................................     (0.058)      (0.043)      (0.033)        (0.087)
Net realized and unrealized gain (loss) on investments....................      4.148       (3.343)      (4.216)        (3.953)
                                                                              -------      -------      -------        -------
Total from investment operations..........................................      4.090       (3.386)      (4.249)        (4.040)
                                                                              -------      -------      -------        -------

Less dividends and distributions from:
Net realized gain on investments..........................................         -            -        (4.761)             -
Return of capital.........................................................         -        (1.574)           -              -
                                                                              -------      -------      -------        -------
Total dividends and distributions.........................................         -        (1.574)      (4.761)             -
                                                                              -------      -------      -------        -------

Net asset value, end of period............................................    $14.100      $10.010      $14.970        $23.980
                                                                              =======      =======      =======        =======

Total return(3)...........................................................     40.86%      (25.09%)     (15.94%)       (14.42%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)...................................    $16,906     $15,275       $27,893         $28,122
Ratio of expenses to average net assets...................................      1.07%        1.02%        1.00%           0.99%
Ratio of expenses to average net assets prior to expense limitation and
 expenses paid indirectly.................................................      1.10%        1.02%        1.02%          0.99%
Ratio of net investment loss to average net assets........................     (0.49%)      (0.36%)      (0.21%)        (0.47%)
Ratio of net investment loss to average net assets prior to expense
 limitation and expenses paid indirectly..................................     (0.52%)      (0.36%)      (0.23%)        (0.47%)
Portfolio turnover........................................................        94%          88%         117%           128%

-----------------
(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes


                                                          Growth Opportunities-6

Delaware VIP Trust-Delaware VIP Growth Opportunities Series
Notes to Financial Statements
December 31, 2003

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP Growth Opportunities Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market, Inc. (NASDAQ) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. The amount of these expenses was approximately $1,811 for the year ended December 31, 2003. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended December 31, 2003, were approximately $29. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contracted to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.90% of average daily net assets of the Series through April 30, 2004. No reimbursement was due for the year ended December 31, 2003.

                                                          Growth Opportunities-7

Delaware VIP Growth Opportunities Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2004 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Prior to May 1, 2003, the Board of Trustees had set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At December 31, 2003, the Series had liabilities payable to affiliates as follows:

                                   Dividend disbursing,
                 Investment        transfer agent fees,
                 management            accounting             Other expenses
              fee payable to        and other expenses        payable to DMC
                    DMC              payable to DSC           and affiliates*
              ---------------      --------------------       ---------------
                  $51,637                $3,277                   $10,168

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, custodian fees and trustees' fees.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2003, the Series made purchases and sales of investment securities other than short-term investments as follows:

 Purchases....................            $70,452,366
 Sales........................            $90,609,365

At December 31, 2003, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                          Aggregate        Aggregate
        Cost of          unrealized       unrealized      Net unrealized
      investments       appreciation     depreciation      appreciation
      -----------       ------------     ------------     --------------
      $64,467,721        $19,255,466      $(1,443,149)      $17,812,317

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the years December 31, 2003 and 2002 was as follows:

                                             Year               Year
                                            Ended               Ended
                                           12/31/03           12/31/02
                                           --------         -----------
 Return of capital..................       $    -           $14,882,010

As of December 31, 2003, the components of net assets on a tax basis were as follows:

Shares of beneficial interest..............    $94,827,778
Capital loss carryforwards.................    (30,365,714)
Unrealized appreciation of investments.....     17,812,317
                                               -----------
Net assets.................................    $82,274,381
                                               ===========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $14,329,660 expires in 2009 and $16,036,054 expires in 2010.

                                                          Growth Opportunities-8

Delaware VIP Growth Opportunities Series
Notes to Financial Statements (continued)

5. Capital Shares
Transactions in capital shares were as follows:

                                                        Year            Year
                                                       Ended            Ended
                                                      12/31/03        12/31/02
                                                      --------        --------
Shares sold:
 Standard Class................................         41,561          24,408
 Service Class.................................        153,996         263,973

Shares issued upon reinvestment of dividends
 and distributions:
 Standard Class................................              -         897,718
 Service Class.................................              -         237,305
                                                    ----------      ----------
                                                       195,557       1,423,404
                                                    ----------      ----------

Shares repurchased:
 Standard Class................................     (1,496,223)     (2,692,483)
 Service Class.................................       (480,170)       (839,283)
                                                    ----------      ----------
                                                    (1,976,393)     (3,531,766)
                                                    ----------      ----------
Net decrease...................................     (1,780,836)     (2,108,362)
                                                    ==========      ==========

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2003, or at any time during the year.

7. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At December 31, 2003, the market value of securities on loan was $14,757,505, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral".

8. Credit and Market Risk
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

                                                          Growth Opportunities-9

Delaware VIP Trust-Delaware VIP Growth Opportunities Series
Report of Independent Auditors

To the Shareholders and Board of Trustees
Delaware VIP Trust - Delaware VIP Growth Opportunities Series

We have audited the accompanying statement of net assets of Delaware VIP Growth Opportunities Series (the "Series") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Delaware VIP Growth Opportunities Series at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                             Ernst & Young LLP

Philadelphia, Pennsylvania
February 6, 2004

--------------------------------------------------------------------------------
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------


                                                         Growth Opportunities-10

Delaware Investments Family of Funds
       BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                                   Number of            Other
                                                                            Principal         Portfolios in Fund    Directorships
     Name,                   Position(s)                                  Occupation(s)         Complex Overseen       Held by
    Address                   Held with         Length of Time                During          by Trustee/Director  Trustee/Director
 and Birthdate                 Fund(s)             Served                  Past 5 Years            or Officer        or Officer
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Jude T. Driscoll(2)          Chairman and          4 Years -              Since August 2000,           80              None
2005 Market Street            Trustee(4)       Executive Officer     Mr. Driscoll has served in
 Philadelphia, PA                                                   various executive capacities
      19103                                      Trustee since          at different times at
                                                 May 15, 2003          Delaware Investments(1)
March 10, 1963
                                                                      Senior Vice President and
                                                                  Director of Fixed-Income Process -
                                                                      Conseco Capital Management
                                                                       (June 1998 - August 2000)

                                                                           Managing Director -
                                                                     NationsBanc Capital Markets
                                                                     (February 1996 - June 1998)

-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
 Walter P. Babich              Trustee             16 Years                 Board Chairman -           98              None
2005 Market Street                                                 Citadel Construction Corporation
 Philadelphia, PA                                                          (1989 - Present)
      19103

 October 1, 1927
-----------------------------------------------------------------------------------------------------------------------------------
  John H. Durham               Trustee            25 Years(3)              Private Investor            98       Trustee - Abington
2005 Market Street                                                                                              Memorial Hospital
 Philadelphia, PA
     19103
                                                                                                                President/Director -
                                                                                                                 22 WR Corporation
August 7, 1937
-----------------------------------------------------------------------------------------------------------------------------------
   John A. Fry                 Trustee(4)         3 Years                     President -              80              None
2005 Market Street                                                   Franklin & Marshall College
Philadelphia, PA                                                        (June 2002 - Present)
     19103
                                                                       Executive Vice President -
                                                                      University of Pennsylvania
  May 28, 1960                                                         (April 1995 - June 2002)
-----------------------------------------------------------------------------------------------------------------------------------
 Anthony D. Knerr              Trustee            11 Years             Founder/Managing Director -     98              None
2005 Market Street                                                     Anthony Knerr & Associates
 Philadelphia, PA                                                        (Strategic Consulting)
     19103                                                                  (1990 - Present)

December 7, 1938
-----------------------------------------------------------------------------------------------------------------------------------


                                                         Growth Opportunities-11

                                                                                                   Number of            Other
                                                                            Principal         Portfolios in Fund    Directorships
     Name,                   Position(s)                                  Occupation(s)         Complex Overseen       Held by
    Address                   Held with         Length of Time                During          by Trustee/Director  Trustee/Director
 and Birthdate                 Fund(s)             Served                  Past 5 Years            or Officer        or Officer
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (continued)

   Ann R. Leven                Trustee             15 Years         Treasurer/Chief Fiscal Officer -   98          Director - Andy
2005 Market Street                                                      National Gallery of Art                   Warhol Foundation
 Philadelphia, PA                                                            (1994 - 1999)
     19103                                                                                                            Director -
                                                                                                                     Systemax Inc.
November 1, 1940
-----------------------------------------------------------------------------------------------------------------------------------
 Thomas F. Madison             Trustee             10 Years                 President/Chief            98             Director -
2005 Market Street                                                         Executive Officer -                      Banner Health
 Philadelphia, PA                                                          MLM Partners, Inc.
    19103                                                               (Small Business Investing                     Director -
                                                                             and Consulting)                      CenterPoint Energy
                                                                        (January 1993 - Present)
February 25, 1936
                                                                                                                      Director -
                                                                                                                  Digital River Inc.

                                                                                                                  Director - Rimage
                                                                                                                      Corporation
-----------------------------------------------------------------------------------------------------------------------------------
   Janet L. Yeomans            Trustee             5 Years              Vice President/Mergers &       98              None
  2005 Market Street                                                  Acquisitions - 3M Corporation
   Philadelphia, PA                                                     (January 2003 - Present)
        19103
                                                                          Ms. Yeomans has held
    July 31, 1948                                                     various management positions
                                                                      at 3M Corporation since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

 Joseph H. Hastings          Executive            Executive             Mr. Hastings has served in     98              None
 2005 Market Street        Vice President       Vice President         various executive capacities
  Philadelphia, PA             and                  and                   at different times at
      19103               Chief Financial       Chief Financial            Delaware Investments.
                              Officer           Officer since
                                               August 21, 2003
December 19, 1949
-----------------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro    Senior Vice President,  Chief Legal Officer       Ms. Maestro has served in     98              None
2005 Market Street      Chief Legal Officer         since               various executive capacities
 Philadelphia, PA         and Secretary         March 17, 2003             at different times at
      19103                                                                Delaware Investments.

November 26, 1957
-----------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof     Senior Vice President        8 Years               Mr. Bishof has served in      98              None
2005 Market Street        and Treasurer                                various executive capacities
 Philadelphia, PA                                                        at different times at
     19103                                                                 Delaware Investments.

August 18, 1962
-----------------------------------------------------------------------------------------------------------------------------------

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.


                                                                          (8533)





                                                         Growth Opportunities-12

FOR HIGH YIELD

Delaware VIP Trust-Delaware VIP High Yield Series

Portfolio Snapshot
   The high-yield bond market experienced strong returns for the 12-month period ended December 31, 2003, with the Series up +28.74% (Standard Class shares with distributions reinvested). For comparison, the benchmark Citigroup High-Yield Cash Pay Index rose +29.36% for the year. In general, these bonds performed well due to steady strengthening in the economy. This positive trend has decreased the level of corporate defaults by roughly 50 percent from levels set in 2002. Also, high-yield bonds fell to historically low levels relative to high-grade bonds, such as U.S. Treasuries, and thus were viewed as attractively priced in 2003. Investor interest was bolstered by diminished returns in other fixed-income asset classes. New high-yield bonds coming to market grew steadily in the year's second quarter, and are on track to challenge record issuance levels set in 1998. Positive performance came from virtually all major market sectors. Those that typically performed poorly in 2002 turned in some of 2003's top results, as with companies in the telecommunications and cable-related industries.

   The Series benefited from a greater weighting in utility bonds versus its benchmark, due in part to the presence of "fallen angels" -- high-grade bonds that were downgraded to high-yield status. Given our strong commitment to fundamental research capabilities, we believed we could identify attractive candidates for acquisition among such bonds given their high-income production and potential for appreciation. Issues that provided sound positive performance for the Series included Charter Communications, a company we believe possesses adequate assets with which to cover its liabilities, not to mention its general operations that continue to show signs of improvement. Conversely, Foster Wheeler exhibited weakness during the 12-month period due to a restructuring with its bondholders.

Investment Outlook
   We anticipate continued economic growth, as well as stronger corporate earnings, over the shorter term. We expect the coupon component will become more evenly balanced to the capital appreciation component of high yield's total return moving forward. A lower corporate default rate, coupled with lower market volatility and continued investor interest in higher income-producing assets should create a rather positive marketplace, as well as an environment for generally stable total return, in our opinion.

[Graphic Omitted]

Performance of a $10,000 Investment:
December 31, 1993 through
December 31, 2003

                                             Citigroup
                Delaware VIP                 High Yield
             High Yield Series               Cash Pay
           (Standard Class Shares)             Index
           -----------------------           ----------
Dec.'92            $10,000                    $10,000
Dec.'93            $ 9,714                    $ 9,875
Dec.'94            $11,219                    $11,791
Dec.'95            $12,653                    $13,156
Dec.'96            $14,379                    $14,891
Dec.'97            $14,080                    $15,428
Dec.'98            $13,707                    $15,695
Dec.'99            $11,509                    $14,804
Dec.'00            $11,037                    $15,823
Dec.'01            $11,240                    $15,733
Dec.'02            $14,470                    $20,352

                          Delaware VIP High Yield Series
                           Average Annual Total Returns
                         --------------------------------
                          Standard Class   Service Class
                             Shares*          Shares**
       Lifetime              +6.49%            +3.16%
       10 Years              +3.76%               --
       Five Years            +0.50%               --
       One Year             +28.74%           +28.61%

           For the periods ended December 31, 2003

 *Commenced operations on July 28, 1988.
**Commenced operations on May 1, 2000.

Past performance is not a guarantee of future results. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The chart shows a $10,000 investment in Delaware VIP High Yield Series Standard Class shares and the Citigroup High-Yield Cash Pay Index (formerly known as the Salomon Smith Barney High-Yield Cash Pay Index) for the 10-year period from December 31, 1993 through December 31, 2003. The chart assumes all distributions were reinvested. Returns plotted on the chart were as of the last day of each month shown. The Citigroup High-Yield Cash Pay Index measures the performance of U.S. high-yield corporate bonds. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Earnings from a variable annuity investment compound tax-free until withdrawal, so no adjustments were made for income taxes. An expense limitation for advisory fees was in effect for Delaware VIP High Yield Opportunities Series during all periods shown. Performance for the lifetime period would have been lower had an advisory fee waiver not been in effect. A portion of 12b-1 fees was waived for the one-year and lifetime periods for the Service Class shares. Performance does not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity or variable life prospectus.


                                                                    High Yield-1

Delaware VIP Trust-Delaware VIP High Yield Series
Statement of Net Assets
December 31, 2003

                                                       Principal      Market
                                                         Amount        Value
                                                        (U.S. $)     (U.S. $)

   ASSET-BACKED SECURITIES-0.64%
 **GSAMP Trust 2002-HE2N
    144A 8.25% 10/20/32 ....................         $   58,123    $   58,343
 **Master NIM Trust 2003-OPT2
    144A 9.79% 5/26/33 .....................            287,771       289,209
 **South Street CBO 1999-1A A1 144A
    7.16% 7/1/11 ...........................            600,000       550,540
                                                                   ----------
   Total Asset-Backed Securities
    (cost $882,843) ........................                          898,092
                                                                   ----------

   COLLATERALIZED MORTGAGE OBLIGATIONS-0.39%
#**Prudential Securities Secured
    Financing 1998 C1-J 144A
    7.336% 5/15/13 .........................            180,000       147,973
#**Salomon Brothers Mortgage
    Securities 99 C1-J 144A
    7.00% 5/18/32 ..........................            500,000       398,150
                                                                   ----------
   Total Collateralized Mortgage Obligations
    (cost $527,517) ........................                          546,123
                                                                   ----------

   CORPORATE BONDS-82.47%
   Aerospace & Defense-0.86%
   Argo-Tech 8.625% 10/1/07 ................            350,000       343,000
 **Armor Holdings 144A 8.25% 8/15/13 .......            800,000       860,000
                                                                   ----------
                                                                    1,203,000
                                                                   ----------
   Automobiles & Automotive Parts-2.17%
   Advanced Accessory Systems
    10.75% 6/15/11 .........................            375,000       414,844
   Collins & Aikman Products
    10.75% 12/31/11 ........................            275,000       271,563
   General Motors 8.375% 7/15/33 ...........            775,000       902,334
 **Metaldyne 144A 10.00% 11/1/13 ...........            675,000       685,125
 **UIS 144A 9.375% 6/15/13 .................            675,000       740,813
  *Venture Holdings Trust
    12.00% 6/1/09 ..........................            790,000         3,950
                                                                   ----------
                                                                    3,018,629
                                                                   ----------
   Banking, Finance & Insurance-1.58%
 **Crum & Forster Holdings 144A
    10.375% 6/15/13 ........................            900,000     1,004,625
 **Farmers Exchange Capital 144A
    7.20% 7/15/48 ..........................            520,000       467,499
   Finova Group 7.50% 11/15/09 .............            535,000       323,675
   TIG Holdings 8.125% 4/15/05 .............            400,000       408,000
                                                                   ----------
                                                                    2,203,799
                                                                   ----------
   Building & Materials-2.77%
 **Lone Star Industries 144A
    8.85% 6/15/05 ..........................            475,000       498,750
   Schuler Homes 10.50% 7/15/11 ............            400,000       466,000
   Standard-Pacific 9.25% 4/15/12 ..........            825,000       924,000
   Technical Olympic USA
    10.375% 7/1/12 .........................            825,000       928,125
   WCI Communities 10.625% 2/15/11 .........            920,000     1,044,200
                                                                   ----------
                                                                    3,861,075
                                                                   ----------
   Business Services-0.34%
   Brickman Group 11.75% 12/15/09 ..........            400,000       468,000
                                                                   ----------
                                                                      468,000
                                                                   ----------
   Cable, Media & Publishing-11.97%
   Charter Communications Holdings
    10.75% 10/1/09 .........................          3,950,000     3,643,874

                                                  Principal            Market
                                                    Amount              Value
                                                   (U.S. $)            (U.S. $)
    CORPORATE BONDS (continued)
    Cable, Media & Publishing (continued)
  **Granite Broadcasting 144A
     9.75% 12/1/10 ....................         $   650,000         $   651,625
  **Hollinger 144A 11.875% 3/1/11 .....             475,000             518,344
    Insight Midwest 10.50% 11/1/10 ....           1,675,000           1,829,938
  **Insight Midwest 144A
     10.50% 11/1/10 ...................             850,000             928,625
    Lodgenet Entertainment
     9.50% 6/15/13 ....................           1,300,000           1,430,000
    Mediacom Broadband
     11.00% 7/15/13 ...................           1,750,000           1,973,125
    PanAmSat 8.50% 2/1/12 .............             625,000             696,875
    PEI Holdings 11.00% 3/15/10 .......             400,000             466,000
    Rogers Cablesystems
     10.00% 3/15/05 ...................             850,000             915,875
  **Sheridan Acquisition 144A
     10.25% 8/15/11 ...................             725,000             773,031
    Vertis 10.875% 6/15/09 ............           1,010,000           1,078,175
    XM Satellite Radio 12.00% 6/15/10 .             800,000             908,000
  **Young Broadcasting 144A
     8.75% 1/15/14 ....................             850,000             864,875
                                                                    -----------
                                                                     16,678,362
                                                                    -----------
    Chemicals-4.28%
    Huntsman International
     9.875% 3/1/09 ....................             625,000             687,500
**++Johnsondiversey Holdings
     10.67% 5/15/13 ...................           1,000,000             770,000
  **Kraton Polymers 144A
     8.125% 1/15/14 ...................             475,000             496,375
    Lyondell Chemical 9.625% 5/1/07 ...             750,000             798,750
  **Nalco 144A 7.75% 11/15/11 .........             875,000             940,625
  **Resolution Performance Products
     144A 8.00% 12/15/09 ..............             400,000             416,000
  **Rhodia SA 144A 8.875% 6/1/11 ......           1,100,000           1,017,500
   *Solutia 6.72% 10/15/37 ............           2,475,000             841,500
                                                                    -----------
                                                                      5,968,250
                                                                    -----------
    Computers & Technology-2.76%
    Activant Solutions 10.50% 6/15/11 .             590,000             637,938
    Amkor Technologies 7.75% 5/15/13 ..             125,000             134,688
    Chippac International 12.75% 8/1/09             355,000             394,050
    Northern Telecom Capital
     7.875% 6/15/26 ...................           1,650,000           1,658,249
  **Stratus Technologies 144A
     10.375% 12/1/08 ..................             950,000           1,012,938
                                                                    -----------
                                                                      3,837,863
                                                                    -----------
    Consumer Products-1.89%
    American Greetings 11.75% 7/15/08 .             620,000             719,200
  **Hines Nurseries 144A 10.25% 10/1/11             700,000             766,500
    Salton 10.75% 12/15/05 ............           1,125,000           1,153,125
                                                                    -----------
                                                                      2,638,825
                                                                    -----------
    Consumer Services-1.03%
    Alderwoods Group 12.25% 1/2/09 ....           1,125,000           1,271,250
  **Corrections Corporation of America
     144A 7.50% 5/1/11 ................             150,000             158,250
                                                                    -----------
                                                                      1,429,500
                                                                    -----------
    Energy-4.65%
    Citgo Petroleum 11.375% 2/1/11 ....             750,000             873,750

                                                                    High Yield-2

Delaware VIP High Yield Series
Statement of Net Assets (continued)

                                                    Principal           Market
                                                     Amount              Value
                                                    (U.S. $)           (U.S. $)
   CORPORATE BONDS (continued)
   Energy (continued)
   Dynegy Holdings
    8.75% 2/15/12 .......................         $  500,000         $  506,875
    10.125% 7/15/13 .....................          1,025,000          1,183,876
+++Hanover Compressor 11.365% 3/31/07 ...          1,025,000            758,500
   Hanover Equipment Trust 2001
    8.50% 9/1/08 ........................            495,000            527,175
 **Hilcorp Energy 144A 10.50% 9/1/10 ....            675,000            742,500
 **Massey Energy 144A
    6.625% 11/15/10 .....................            685,000            705,550
   Petroleum Geo-Services ASA
    8.00% 11/5/06 .......................            475,650            482,784
    10.00% 11/5/10 ......................            368,712            396,366
   Sonat 7.625% 7/15/11 .................            325,000            302,656
                                                                     ----------
                                                                      6,480,032
                                                                     ----------
   Environmental Services-1.41%
   IESI 10.25% 6/15/12 ..................          1,550,000          1,730,188
 **MSW Energy Holdings 144A
    7.375% 9/1/10 .......................            225,000            236,250
                                                                     ----------
                                                                      1,966,438
                                                                     ----------
   Food, Beverage & Tobacco-5.03%
  *Avado Brands 9.75% 6/1/06 ............            300,000            127,500
   B&G Foods 9.625% 8/1/07 ..............            775,000            803,094
 **Commonwealth Brands 144A
    10.625% 9/1/08 ......................          1,050,000          1,160,249
   Denny's 12.75% 9/30/07 ...............            625,000            646,875
   Di Giorgio 10.00% 6/15/07 ............            950,000            897,750
 **Land O Lakes 144A 9.00% 12/15/10 .....            150,000            151,875
 **Le-Natures 144A 9.00% 6/15/13 ........            675,000            715,500
 **National Beef Packing 144A
    10.50% 8/1/11 .......................            625,000            646,875
 **O'Charleys 144A 9.00% 11/1/13 ........            350,000            353,500
 **Pinnacle Foods Holding 144A
    8.25% 12/1/13 .......................            975,000          1,014,000
 **Seminis 144A 10.25% 10/1/13  .........            450,000            486,000
                                                                     ----------
                                                                      7,003,218
                                                                     ----------
   Healthcare & Pharmaceuticals-2.36%
   Alliance Imaging 10.375% 4/15/11 .....            800,000            852,000
 **Mariner Health 144A
    8.25% 12/15/13 ......................          1,225,000          1,243,375
   Team Health 12.00% 3/15/09 ...........          1,100,000          1,193,500
                                                                     ----------
                                                                      3,288,875
                                                                     ----------
   Industrial Machinery-1.25%
   Foster Wheeler 6.75% 11/15/05 ........            725,000            540,125
 **Interline Brands 144A
    11.50% 5/15/11 ......................            575,000            636,812
 **Sensus Metering 144A
    8.625% 12/15/13 .....................            550,000            567,188
                                                                     ----------
                                                                      1,744,125
                                                                     ----------
   Leisure, Lodging & Entertainment-3.73%
   Boyd Gaming 9.25% 8/1/09 .............            775,000            869,938
 **Gaylord Entertainment 144A
    8.00% 11/15/13 ......................            625,000            662,500
 **Hard Rock Hotel 144A
    8.875% 6/1/13 .......................            765,000            818,550
   Herbst Gaming 10.75% 9/1/08 ..........            750,000            847,500
 **Imax 144A 9.625% 12/1/10 .............            440,000            464,750

                                                          Principal     Market
                                                            Amount       Value
                                                           (U.S. $)    (U.S. $)
    CORPORATE BONDS (continued)
    Leisure, Lodging & Entertainment (continued)

    Mandalay Resort Group
     9.375% 2/15/10 ................................... $  625,000    $  731,250
  **Poster Financial Group 144A
     8.75% 12/1/11 ....................................    760,000       807,500
                                                                      ----------
                                                                       5,201,988
                                                                      ----------
    Metals & Mining-0.97%
    AK Steel 7.75% 6/15/12 ............................    950,000       817,000
    United States Steel 10.75% 8/1/08 .................    450,000       528,750
                                                                      ----------
                                                                       1,345,750
                                                                      ----------
    Packaging & Containers-2.19%
    AEP Industries 9.875% 11/15/07 ....................    725,000       732,250
  **Great Lakes Dredge & Dock 144A
     7.75% 12/15/13 ...................................    450,000       465,188
    Portola Packaging 10.75% 10/1/05 ..................    415,000       418,113
    Radnor Holdings 11.00% 3/15/10 ....................    800,000       733,999
  **Tekni-Plex 144A 8.75% 11/15/13 ....................    675,000       707,063
                                                                      ----------
                                                                       3,056,613
                                                                      ----------
    Paper & Forest Products-3.40%
    Consolidated Container
     10.125% 7/15/09 ..................................  1,075,000       655,750
  **Georgia-Pacific 144A 8.00% 1/15/24 ................  2,600,000     2,665,000
    Pacifica Papers 10.00% 3/15/09 ....................    400,000       426,000
    Smurfit Capital Funding
     7.50% 11/20/25 ...................................  1,005,000       983,644
                                                                      ----------
                                                                       4,730,394
                                                                      ----------
    Real Estate-0.57%
    Tanger Properties 9.125% 2/15/08 ..................    725,000       793,875
                                                                      ----------
                                                                         793,875
                                                                      ----------
    Retail-3.15%
**++J Crew Intermediate 144A
     16.00% 5/15/08 ...................................  1,213,103       970,482
    J Crew Operating 10.375% 10/15/07 .................    600,000       615,750
    Jafra Cosmetics International
     10.75% 5/15/11 ...................................    825,000       909,563
    Office Depot 10.00% 7/15/08 .......................    675,000       806,625
    Petco Animal Supplies
     10.75% 11/1/11 ...................................    500,000       587,500
    Remington Arms 10.50% 2/1/11 ......................    475,000       508,250
                                                                      ----------
                                                                       4,398,170
                                                                      ----------
    Telecommunications-7.70%
    Alamosa Delaware 11.00% 7/31/10  ..................    390,000       425,100
  **Alaska Communications Systems
     Holdings 144A 9.875% 8/15/11 .....................    850,000       896,750
   *Allegiance Telecom 11.75% 2/15/08 .................    550,000       189,750
  **American Tower 144A 7.25% 12/1/11 .................    675,000       690,188
    Centennial Cellular Operating
     10.125% 6/15/13 ..................................    975,000     1,074,937
    Cincinnati Bell 144A 8.375% 1/15/14 ...............    400,000       432,000
    Crown Castle International
     10.75% 8/1/11 ....................................    350,000       395,500
  **144A 7.50% 12/1/13 ................................    575,000       580,750
  **Dobson Communications 144A
     8.875% 10/1/13 ...................................    725,000       737,688
  **Level 3 Finance 144A
     10.75% 10/15/11 ..................................    950,000     1,009,374
  **MetroPCS 144A 10.75% 10/1/11 ......................    925,000       924,999


                                                                    High Yield-3

  Delaware VIP High Yield Series
  Statement of Net Assets (continued)

                                                 Principal            Market
                                                   Amount              Value
                                                  (U.S. $)           (U.S. $)
  CORPORATE BONDS (continued)
  Telecommunications (continued)
  Nextel Partners 12.50% 11/15/09....         $   239,000         $   278,435
  Qwest Capital Funding
   5.875% 8/3/04 ....................             500,000             503,750
**Qwest Services 144A
   13.50% 12/15/10 ..................             675,000             823,500
  Time Warner Telecommunications
   9.75% 7/15/08 ....................             750,000             776,250
++UbiquiTel Operating 14.00% 4/15/10              850,000             599,250
 *WorldCom 7.50% 5/15/11 ............           1,175,000             396,563
                                                                  -----------
                                                                   10,734,784
                                                                  -----------
  Textiles, Apparel & Furniture-0.35%
**Warnaco 144A 8.875% 6/15/13  ......             475,000             491,625
                                                                  -----------
                                                                      491,625
                                                                  -----------
  Transportation & Shipping-3.79%
  Hornbeck Offshore Services
   10.625% 8/1/08 ...................             425,000             471,750
  Kansas City Southern Railway
   9.50% 10/1/08 ....................             905,000           1,009,075
**OMI 144A 7.625% 12/1/13 ...........             800,000             811,000
  Overseas Shipholding Group
   8.25% 3/15/13 ....................             800,000             861,000
**Seabulk International 144A
   9.50% 8/15/13 ....................             850,000             888,250
  Stena AB 9.625% 12/1/12 ...........           1,100,000           1,245,750
                                                                  -----------
                                                                    5,286,825
                                                                  -----------
  Utilities-12.27%
**Allegheny Energy Supply Statutory
  Trust 2001 144A
  Series A 10.25% 11/15/07 ..........             835,000             872,575
  Series B 13.00% 11/15/07 ..........             175,000             174,125
  Aquila 9.95% 2/1/11 ...............             675,000             723,938
  Avista 9.75% 6/1/08 ...............             725,000             866,375
  Calpine
   8.25% 8/15/05 ....................             350,000             340,375
   10.50% 5/15/06 ...................           1,200,000           1,157,999
  Cogentrix Energy 8.75% 10/15/08  ..             950,000             961,875
  Edison Mission Energy
   7.73% 6/15/09 ....................             400,000             383,000
   9.875% 4/15/11 ...................             420,000             438,900
  El Paso Natural Gas
   7.625% 8/1/10 ....................             775,000             800,188
   7.875% 6/15/12 ...................             700,000             665,000
  Elwood Energy 8.159% 7/5/26 .......             378,168             392,349
**Gemstone Investor 144A
   7.71% 10/31/04 ...................             375,000             380,625
  Homer City Funding 8.137% 10/1/19 .             325,000             351,000
  Illinois Power 7.50% 6/15/09 ......           1,150,000           1,270,749
  Midland Funding II 11.75% 7/23/05 .             256,604             278,415
  Midwest Generation 8.30% 7/2/09  ..           1,075,000           1,120,727
 *Mirant Americas Generation
   7.625% 5/1/06 ....................             850,000             722,500
**NRG Energy 144A 8.00% 12/15/13 ....             950,000           1,003,438
  Orion Power Holdings
   12.00% 5/1/10 ....................             575,000             701,500

                                                 Principal             Market
                                                   Amount               Value
                                                  (U.S. $)            (U.S. $)
    CORPORATE BONDS (continued)
    Utilities (continued)
    PSEG Energy Holdings
     7.75% 4/16/07 ..................         $    500,000         $    533,125
  **Reliant Resource 144A
     9.50% 7/15/13 ..................              550,000              591,250
    Southern Natural Gas
     8.875% 3/15/10 .................              400,000              452,000
    Tennessee Gas Pipeline
     8.375% 6/15/32 .................              600,000              639,750
*,**USGen New England 144A
     7.459% 1/2/15 ..................              475,000              213,460
    Williams Companies
     8.125% 3/15/12 .................              950,000            1,059,250
                                                                   ------------
                                                                     17,094,488
                                                                   ------------
    Total Corporate Bonds
    (cost $109,709,744) .............                               114,924,503
                                                                   ------------

    FOREIGN BONDS-6.80%
    Argentina-0.42%
   #Republic of Argentina
     1.162% 8/3/12 ..................              925,000              580,719
                                                                   ------------
                                                                        580,719
                                                                   ------------
    Canada-0.78%
    Ainsworth Lumber 12.50% 7/15/07                925,000            1,091,499
                                                                   ------------
                                                                      1,091,499
                                                                   ------------
    Cayman Islands-0.49%
    Bluewater Finance 10.25% 2/15/12               650,000              679,250
                                                                   ------------
                                                                        679,250
                                                                   ------------
    Colombia-0.60%
    Republic of Colombia
     10.375% 1/28/33 ................              775,000              835,063
                                                                   ------------
                                                                        835,063
                                                                   ------------
    Dominican Republic-0.59%
    Dominican Republic
   #2.063% 8/30/24 ..................              850,000              612,000
  **144A 9.04% 1/23/13 ..............              275,000              210,375
                                                                   ------------
                                                                        822,375
                                                                   ------------
    Liberia-0.41%
    Royal Caribbean Cruises
     7.50% 10/15/27 .................              575,000              566,375
                                                                   ------------
                                                                        566,375
                                                                   ------------
    Norway-0.44%
    Ocean Rig Norway AS 10.25% 6/1/08              650,000              614,250
                                                                   ------------
                                                                        614,250
                                                                   ------------
    Peru-0.56%
    Republic of Peru 8.75% 11/21/33                775,000              778,875
                                                                   ------------
                                                                        778,875
                                                                   ------------
    Philippines-0.94%
    Republic of Philippines
     10.625% 3/16/25 ................            1,175,000            1,313,062
                                                                   ------------
                                                                      1,313,062
                                                                   ------------
    Russia-0.93%
    Siberian Oil
     10.75% 1/15/09 .................              675,000              762,898
     11.50% 2/13/07 .................              475,000              536,031
                                                                   ------------
                                                                      1,298,929
                                                                   ------------

                                                                   High Yield-4

Delaware VIP High Yield Series
Statement of Net Assets (continued)

                                                 Principal           Market
                                                  Amount              Value
                                                 (U.S. $)           (U.S. $)
   FOREIGN BONDS (continued)
   Venezuela-0.64%
   Republic of Venezuela 6.75% 3/31/20 ..      $  950,000         $  885,035
                                                                  ----------
                                                                     885,035
                                                                  ----------
   Total Foreign Bonds
    (cost $9,978,088) ...................                          9,465,432
                                                                  ----------

   MUNICIPAL BONDS-0.42%
   Airport Revenue Bonds-0.42%
   New Jersey Economic Development
   Authority Continental Airlines Project
    6.25% 9/15/29 .......................         700,000            584,143
                                                                  ----------
   Total Municipal Bonds
    (cost $593,686) .....................                            584,143
                                                                  ----------

                                                Number of
                                                  Shares
   COMMON STOCK-0.28%
   Energy-0.02%
  +Petroleum Geo-Services ADR ...........             829             32,389
                                                                  ----------
                                                                      32,389
                                                                  ----------
   Retail-0.18%
  +Kmart Holdings .......................          10,542            252,481
                                                                  ----------
                                                                     252,481
                                                                  ----------
   Telecommunications-0.08%
  +NII Holdings Class B .................           1,484            110,751
                                                                  ----------
                                                                     110,751
                                                                  ----------
   Total Common Stock
    (cost $409,584) .....................                            395,621
                                                                  ----------

                                                 Number of           Market
                                                   Shares            Value
                                                                   (U.S. $)

   CONVERTIBLE PREFERRED STOCK-0.15%
   Alamosa Delaware 7.50% ...............             600         $  207,750
                                                                  ----------
   Total Convertible Preferred Stock
    (cost $194,700) .....................                            207,750
                                                                  ----------

   PREFERRED STOCKS-1.14%
   Cable, Media & Publishing-1.04%
   CSC Holdings PIK 11.75% ..............          14,000          1,459,509
                                                                  ----------
                                                                   1,459,509
                                                                  ----------
   Utilities-0.10%
   TNP Enterprises PIK 14.50% ...........             125            135,938
                                                                  ----------
                                                                     135,938
                                                                  ----------
   Total Preferred Stocks
    (cost $1,510,845) ...................                          1,595,447
                                                                  ----------

   Warrants-0.35%
**+American Tower 144A ..................             275             34,513
**+Horizon PCS 144A .....................           1,050                 11
**+Solutia 144A .........................             850                  9
  +XM Satellite Radio ...................             225            454,499
                                                                  ----------
   Total Warrants
    (cost $234,010) .....................                            489,032
                                                                  ----------


                                                                    High Yield-5

Delaware VIP High Yield Series
Statement of Net Assets (continued)

                                               Principal            Market
                                                 Amount             Value
                                                (U.S. $)           (U.S. $)
 Repurchase Agreements-5.93%
 With BNP Paribas 0.85% 1/2/04
  (dated 12/31/03, collateralized by
  $191,000 U.S. Treasury Bills due
  3/25/04, market value $190,794,
  $708,000 U.S. Treasury Notes
  3.625% due 3/31/04, market
  value $718,805, $2,176,000 U.S.
  Treasury Notes 6.00% due
  8/15/04, market value $2,292,206,
  and $1,123,000 U.S. Treasury
  Notes 1.625% due 1/31/05,
  market value $1,135,585)...............      $4,251,000         $4,251,000

                                               Principal            Market
                                                 Amount             Value
                                                (U.S. $)           (U.S. $)
 Repurchase Agreements (continued)
 With UBS Warburg 0.85% 1/2/04
  (dated 12/31/03, collateralized by
  $932,000 U.S. Treasury Notes
  1.625% due 3/31/05, market
  value $939,483, $32,000 U.S.
  Treasury Notes 5.50% due 2/15/08,
  market value $36,011, and $2,796,000
  U.S. Treasury Notes 5.625% due
  5/15/08, market value $3,118,947)......      $4,008,000        $ 4,008,000
  Total Repurchase Agreements
  (cost $8,259,000)......................                          8,259,000
                                                                 -----------


TOTAL MARKET VALUE OF SECURITIES-98.57% (cost $132,300,017)........................................................  137,365,143

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-1.43%..............................................................    1,991,086
                                                                                                                    ------------

NET ASSETS APPLICABLE TO 24,503,848 SHARES OUTSTANDING-100.00%..................................................... $139,356,229
                                                                                                                    ============

NET ASSET VALUE-DELAWARE VIP HIGH YIELD SERIES STANDARD CLASS ($71,061,469 / 12,485,518 shares)....................        $5.69
                                                                                                                           =====

NET ASSET VALUE-DELAWARE VIP HIGH YIELD SERIES SERVICE CLASS ($68,294,760 / 12,018,330 shares).....................        $5.68
                                                                                                                           =====

COMPONENTS OF NET ASSETS AT DECEMBER 31, 2003:
Shares of beneficial interest (unlimited authorization-no par)..................................................... $177,589,686
Undistributed net investment income................................................................................    8,874,827
Accumulated net realized loss on investments.......................................................................  (52,173,410)
Net unrealized appreciation of investments.........................................................................    5,065,126
                                                                                                                    ------------
Total net assets................................................................................................... $139,356,229
                                                                                                                    ============

---------------
  +Non-income producing security for the year ended December 31, 2003.
 ++Step coupon bond.
+++Zero coupon bond. The interest rate shown is the yield at the time of purchase.
  *Non-income producing security. Security is currently in default. **Securities exempt from registration under Rule 144A of the Securities Act of
   1933. See Note #7 in "Notes to Financial Statements."
  #Variable Rate Notes-the interest rate shown is the rate as of December 31, 2003.

ADR - American Depositary Receipts
NIM - Net Interest Margin
PIK - Pay-in-kind

                        See accompanying notes


                                                                    High Yield-6

Delaware VIP Trust-
Delaware VIP High Yield Series
Statement of Operations
Year Ended December 31, 2003

INVESTMENT INCOME:
Interest .........................................             $  9,926,272
Dividends ........................................                  119,919
                                                               ------------
                                                                 10,046,191
                                                               ------------
EXPENSES:
Management fees ..................................                  646,550
Distribution expenses-Service Class ..............                  104,836
Accounting and administration expenses ...........                   41,686
Custodian fees ...................................                   26,088
Professional fees ................................                   12,797
Dividend disbursing and transfer agent
fees and expenses ................................                    9,889
Reports and statements to shareholders ...........                    9,393
Trustees' fees ...................................                    3,270
Registration fees ................................                      410
Other ............................................                   16,692
                                                               ------------
                                                                    871,611
Less waiver of distribution expenses-Service Class                  (15,638)
Less expenses paid indirectly ....................                   (2,387)
                                                               ------------
Total expenses ...................................                  853,586
                                                               ------------
NET INVESTMENT INCOME ............................                9,192,605
                                                               ------------
NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS:
Net realized gain on investments .................                8,449,734
Net change in unrealized appreciation/
 depreciation of investments .....................                6,285,528
                                                               ------------
NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS .............................               14,735,262
                                                               ------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS .......................             $ 23,927,867
                                                               ============

                             See accompanying notes

Delaware VIP Trust-
Delaware VIP High Yield Series
Statements of Changes in Net Assets

                                                        Year Ended
                                              12/31/03            12/31/02
                                           -------------       -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
Net investment income .................    $   9,192,605       $   6,205,287
Net realized gain (loss) on investments        8,449,734          (5,199,110)
Net change in unrealized appreciation/
 depreciation of investments ..........        6,285,528              60,975
                                           -------------       -------------
Net increase in net assets resulting
 from operations ......................       23,927,867           1,067,152
                                           -------------       -------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
Net investment income:
 Standard Class .......................       (4,020,009)         (5,152,255)
 Service Class ........................       (1,817,569)           (755,343)
                                           -------------       -------------
                                              (5,837,578)         (5,907,598)
                                           -------------       -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class .......................       47,908,366          22,263,252
 Service Class ........................       93,817,400          13,549,301
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class .......................        4,020,009           5,152,254
 Service Class ........................        1,817,569             755,343
                                           -------------       -------------
                                             147,563,344          41,720,150
                                           -------------       -------------
Cost of shares repurchased:
 Standard Class .......................      (39,773,047)        (26,350,080)
 Service Class ........................      (48,142,677)         (6,085,155)
                                           -------------       -------------
                                             (87,915,724)        (32,435,235)
                                           -------------       -------------
Increase in net assets derived from
 capital share transactions ...........       59,647,620           9,284,915
                                           -------------       -------------

NET INCREASE IN NET ASSETS ............       77,737,909           4,444,469

NET ASSETS:
Beginning of year .....................       61,618,320          57,173,851
                                           -------------       -------------
End of year ...........................    $ 139,356,229       $  61,618,320
                                           =============       =============



                                                                   High Yield-7

Delaware VIP Trust-Delaware VIP High Yield Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                     Delaware VIP High Yield Series Standard Class
                                                                                       Year Ended
                                                              12/31/03    12/31/02   12/31/01(1)   12/31/00    12/31/99
                                                              ---------------------------------------------------------
Net asset value, beginning of period ...................        $4.790      $5.220      $6.000      $7.420      $8.460

Income (loss) from investment operations:
Net investment income(2)................................         0.489       0.517       0.586       0.722        0.781
Net realized and unrealized gain (loss) on investments .         0.804      (0.413)     (0.821)     (1.896)      (0.987)
                                                                ------      ------      ------      ------      -------
Total from investment operations .......................         1.293       0.104      (0.235)     (1.174)      (0.206)
                                                                ------      ------      ------      ------      -------

Less dividends and distributions from:
Net investment income ..................................        (0.393)     (0.534)     (0.545)     (0.246)      (0.784)
Net realized gain on investments .......................            --          --          --          --       (0.050)
                                                                ------      ------      ------      ------      -------
Total dividends and distributions ......................        (0.393)     (0.534)     (0.545)     (0.246)      (0.834)
                                                                ------      ------      ------      ------      -------

Net asset value, end of period .........................        $5.690      $4.790      $5.220      $6.000       $7.420
                                                                ======      ======      ======      ======       ======

Total return(3).........................................        28.74%       1.84%      (4.10%)    (16.26%)      (2.64%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ................       $71,061     $48,089     $51,459     $59,441     $102,633
Ratio of expenses to average net assets ................         0.77%       0.78%       0.79%       0.77%        0.72%
Ratio of net investment income to average net assets ...         9.33%      10.96%      10.82%      10.80%        9.75%
Portfolio turnover .....................................          716%        587%        557%        226%         110%

-------------
(1) As required, effective January 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was an increase in net investment income per share of $0.007, a decrease in net realized and unrealized gain (loss) per share of $0.007, and an increase in the ratio of net investment income to average net assets of 0.13%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.
(2) The average shares outstanding method has been applied for per share information for the years ended December 31, 2003, 2002, 2001 and 2000.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes

                                                                   High Yield-8

Delaware VIP High Yield Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                      Delaware VIP High Yield Series Service Class
                                                                                                              5/01/00(2)
                                                                                Year Ended                        to
                                                                 12/31/03        12/31/02     12/31/01(1)      12/31/00
                                                                --------------------------------------------------------
Net asset value, beginning of period .....................        $4.780          $5.220         $6.000          $6.690

Income (loss) from investment operations:
Net investment income(3) .................................         0.477           0.510          0.578           0.474
Net realized and unrealized gain (loss) on investments ...         0.809          (0.424)        (0.818)         (1.164)
                                                                  ------          ------         ------          ------
Total from investment operations .........................         1.286           0.086         (0.240)         (0.690)
                                                                  ------          ------         ------          ------

Less dividends and distributions from:
Net investment income ....................................        (0.386)         (0.526)        (0.540)             --
                                                                  ------          ------         ------          ------
Total dividends and distributions ........................        (0.386)         (0.526)        (0.540)             --
                                                                  ------          ------         ------          ------

Net asset value, end of period ...........................        $5.680          $4.780         $5.220          $6.000
                                                                  ======          ======         ======          ======
Total return(4) ..........................................        28.61%           1.65%         (4.38%)        (10.31%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ..................       $68,295         $13,529         $5,715            $850
Ratio of expenses to average net assets ..................         0.99%           0.93%          0.94%           0.93%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly .................         1.02%           0.93%          0.94%           0.93%
Ratio of net investment income to average net assets .....         9.11%          10.81%         10.67%          11.00%
Ratio of net investment income to average net assets prior
 to expense limitation and expenses paid indirectly ......         9.08%          10.81%         10.67%          11.00%
Portfolio turnover .......................................          716%            587%           557%            226%

(1) As required, effective January 1, 2001, the Series adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was an increase in net investment income per share of $0.007, a decrease in net realized and unrealized gain (loss) per share of $0.007, and an increase in the ratio of net investment income to average net assets of 0.13%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes
                                                                    High Yield-9

Delaware VIP Trust-Delaware VIP High Yield Series
Notes to Financial Statements
December 31, 2003

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP High Yield Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market, Inc. (NASDAQ) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Premiums and discounts on all debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. The amount of these expenses was approximately $2,387 for the year ended December 31, 2003. In addition, the Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2003. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

                                                                  High Yield-10

Delaware VIP High Yield Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2004. No reimbursement was due for the year ended December 31, 2003.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2004 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Prior to May 1, 2003, the Board of Trustees had set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At December 31, 2003, the Series had liabilities payable to affiliates as follows:

                               Dividend disbursing,          Other
       Investment              transfer agent fees,         expenses
       management                 accounting fees           payable
      fee payable to           and other expenses           to DMC
          DMC                     payable to DSC         and affiliates*
      -------------            -----------------         ---------------
        $38,356                       $5,371                $23,830

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, custodian fees and trustees' fees.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2003, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

 Purchases....................    $713,272,004
 Sales........................    $658,947,675

At December 31, 2003, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                       Aggregate             Aggregate
   Cost of             unrealized            unrealized         Net unrealized
 investments         appreciation           depreciation         appreciation
 -----------         ------------           ------------         ------------
$132,052,344           $7,886,235            $(2,573,436)          $5,312,799

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the years ended December 31, 2003 and 2002 was as follows:
                                                 Year               Year
                                                 Ended              Ended
                                               12/31/03           12/31/02
                                               --------           --------
Ordinary income............................   $5,837,578         $5,907,598

As of December 31, 2003, the components of net assets on a tax basis were as follows:

Shares of beneficial interest..............  $177,589,686
Undistributed ordinary income .............     8,874,827
Capital loss carryforwards.... ............   (52,421,083)
Unrealized appreciation of investments ....     5,312,799
                                             ------------
Net assets.................... ............  $139,356,229
                                             ============

                                                                   High Yield-11

Delaware VIP High Yield Series
Notes to Financial Statements (continued)

4. Dividend and Distribution Information (continued)
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $5,323,536 expires in 2007, $24,445,622 expires in 2008, $18,082,790 expires in 2009 and $4,569,135 expires in 2010.

5. Capital Shares
Transactions in capital shares were as follows:

                                              Year             Year
                                              Ended            Ended
                                            12/31/03         12/31/02
                                            --------         --------
Shares sold:
 Standard Class...............              9,295,186       4,787,904
 Service Class................             18,039,638       2,884,504

Shares issued upon reinvestment of
 dividends and distributions:
 Standard Class...............                857,145       1,080,138
 Service Class................                387,541         158,022
                                          -----------     -----------
                                           28,579,510       8,910,568
                                          -----------     -----------
Shares repurchased:
 Standard Class...............             (7,716,701)     (5,667,880)
 Service Class................             (9,238,073)     (1,307,993)
                                          -----------     -----------
                                          (16,954,774)     (6,975,873)
                                          -----------     -----------
Net increase..................             11,624,736       1,934,695
                                          ===========     ===========

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2003, or at any time during the year.

7. Credit and Market Risk
The Series invests in high-yield fixed-income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

8. Tax Information (Unaudited)
For the fiscal year ended December 31, 2003, the Series designates distributions paid during the year as follows:

        (A)               (B)
     Long-Term          Ordinary
   Capital Gains         Income                Total                    (C)
   Distributions     Distributions         Distributions            Qualifying
    (Tax Basis)        (Tax Basis)          (Tax Basis)            Dividends(1)
    -----------        -----------          -----------            ------------
        --                100%                  100%                     --

(A) and (B) are based on a percentage of the Series' total distributions.
(C) is based on a percentage of ordinary income of the Series.
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

                                                                  High Yield-12

Delaware VIP Trust-Delaware VIP High Yield Series
Report of Independent Auditors

To the Shareholders and Board of Trustees
Delaware VIP Trust-Delaware VIP High Yield Series

We have audited the accompanying statement of net assets of Delaware VIP High Yield Series (the "Series") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Delaware VIP High Yield Series at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.



                                                           /s/ Ernst & Young LLP
Philadelphia, Pennsylvania
February 6, 2004

--------------------------------------------------------------------------------
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------


                                                                   High Yield-13

Delaware Investments Family of Funds
       BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                                   Number of            Other
                                                                            Principal         Portfolios in Fund    Directorships
     Name,                   Position(s)                                  Occupation(s)         Complex Overseen       Held by
    Address                   Held with         Length of Time                During          by Trustee/Director  Trustee/Director
 and Birthdate                 Fund(s)             Served                  Past 5 Years            or Officer        or Officer
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Jude T. Driscoll(2)          Chairman and          4 Years -              Since August 2000,           80              None
2005 Market Street            Trustee(4)       Executive Officer     Mr. Driscoll has served in
 Philadelphia, PA                                                   various executive capacities
      19103                                      Trustee since          at different times at
                                                 May 15, 2003          Delaware Investments(1)
March 10, 1963
                                                                      Senior Vice President and
                                                                  Director of Fixed-Income Process -
                                                                     Conseco Capital Management
                                                                     (June 1998 - August 2000)

                                                                         Managing Director -
                                                                     NationsBanc Capital Markets
                                                                     (February 1996 - June 1998)

-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

 Walter P. Babich              Trustee             16 Years                 Board Chairman -           98              None
2005 Market Street                                                 Citadel Construction Corporation
 Philadelphia, PA                                                          (1989 - Present)
      19103

 October 1, 1927
-----------------------------------------------------------------------------------------------------------------------------------
  John H. Durham               Trustee            25 Years(3)              Private Investor            98        Trustee - Abington
2005 Market Street                                                                                                Memorial Hospital
 Philadelphia, PA
     19103
                                                                                                                 President/Director-
                                                                                                                  22 WR Corporation
August 7, 1937
-----------------------------------------------------------------------------------------------------------------------------------
   John A. Fry                 Trustee(4)         3 Years                      President -             80              None
2005 Market Street                                                   Franklin & Marshall College
Philadelphia, PA                                                        (June 2002 - Present)
     19103
                                                                       Executive Vice President -
                                                                      University of Pennsylvania
  May 28, 1960                                                         (April 1995 - June 2002)
-----------------------------------------------------------------------------------------------------------------------------------
 Anthony D. Knerr              Trustee            11 Years             Founder/Managing Director -     98              None
2005 Market Street                                                     Anthony Knerr & Associates
 Philadelphia, PA                                                        (Strategic Consulting)
     19103                                                                  (1990 - Present)

December 7, 1938
-----------------------------------------------------------------------------------------------------------------------------------

                                                                   High Yield-14

                                                                                                   Number of            Other
                                                                            Principal         Portfolios in Fund    Directorships
     Name,                   Position(s)                                  Occupation(s)         Complex Overseen       Held by
    Address                   Held with         Length of Time                During          by Trustee/Director  Trustee/Director
 and Birthdate                 Fund(s)             Served                  Past 5 Years            or Officer        or Officer
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (continued)

   Ann R. Leven                Trustee             15 Years         Treasurer/Chief Fiscal Officer -   98          Director - Andy
2005 Market Street                                                      National Gallery of Art                   Warhol Foundation
 Philadelphia, PA                                                            (1994 - 1999)
     19103                                                                                                            Director -
                                                                                                                     Systemax Inc.
November 1, 1940
-----------------------------------------------------------------------------------------------------------------------------------
 Thomas F. Madison             Trustee             10 Years                 President/Chief            98             Director -
2005 Market Street                                                         Executive Officer -                      Banner Health
 Philadelphia, PA                                                          MLM Partners, Inc.
    19103                                                               (Small Business Investing                     Director -
                                                                             and Consulting)                      CenterPoint Energy
                                                                        (January 1993 - Present)
February 25, 1936                                                                                                     Director -
                                                                                                                  Digital River Inc.

                                                                                                                  Director - Rimage
                                                                                                                      Corporation
-----------------------------------------------------------------------------------------------------------------------------------
   Janet L. Yeomans            Trustee             5 Years              Vice President/Mergers &       98              None
  2005 Market Street                                                  Acquisitions - 3M Corporation
Philadelphia, PA 19103                                                  (January 2003 - Present)

                                                                          Ms. Yeomans has held
    July 31, 1948                                                     various management positions
                                                                      at 3M Corporation since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

 Joseph H. Hastings           Executive           Executive             Mr. Hastings has served in     98              None
 2005 Market Street        Vice President       Vice President         various executive capacities
Philadelphia, PA 19103          and                  and                   at different times at
                          Chief Financial       Chief Financial            Delaware Investments.
                              Officer           Officer since
                                               August 21, 2003
December 19, 1949
-----------------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro    Senior Vice President, Chief Legal Officer        Ms. Maestro has served in     98              None
2005 Market Street      Chief Legal Officer         since               various executive capacities
 Philadelphia, PA         and Secretary         March 17, 2003             at different times at
      19103                                                                Delaware Investments.

November 26, 1957
-----------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof     Senior Vice President        8 Years               Mr. Bishof has served in      98              None
2005 Market Street        and Treasurer                                various executive capacities
 Philadelphia, PA                                                        at different times at
     19103                                                                 Delaware Investments.

August 18, 1962
-----------------------------------------------------------------------------------------------------------------------------------

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3)  Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.


                                                                          (8533)
                                                                   High Yield-15

FOR INTERNATIONAL DIVERSIFICATION

Delaware VIP Trust-Delaware VIP International Value Equity Series

Portfolio Snapshot
   For the fiscal year ended December 31, 2003, Delaware VIP International Value Equity Series returned +43.44% (Standard Class shares with distributions reinvested). The Series benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, also rose sharply, gaining +39.17% for the same period.
   A strengthening global economy can generally be credited for the strong performance on the year, and outperformance of non-U.S. stocks was partially attributable to a decline in the value of the U.S. dollar. Influenced by the growing U.S. current account deficit, the dollar declined significantly against key currencies such as the yen and the euro during the year. The current account- a national ledger of foreign trade that includes all exchange of merchandise goods and services, plus investment income and gifts - continued to widen in the U.S. and reached troubling proportions. The dollar's decline not only allowed the euro to reach all-time highs for its short history, but often provided an exchange-rate boost to U.S. investors who held international fund shares.
   The main highlights of our strategy throughout much of the year included, as always, a strong value emphasis at the individual stock level. From a top-down viewpoint, we maintained an underweighted position relative to the MSCI EAFE Index in Japan, where we remain largely skeptical of a recovery and currently believe stocks to be overvalued, and an overweighted position in the Australasian markets, where domestic economies were relatively robust and stock markets undervalued in our opinion.

Investment Outlook
   The euro zone is enjoying moderately strong money growth. This bodes well for a reasonable recovery in the euro zone in 2004. Further, Germany and France have both started to tackle the issue of inefficient labor markets, although the measures they have brought in will only have full effect over many years. In light of this, and the adverse effects on euro zone exports due to a strong euro, we remain cautious about the medium-term prospects for continental Europe.

Performance of a $10,000 Investment:
December 31, 1993 through
December 31, 2003
                                Delaware VIP
                  MSCI       International Value
                  EAFE          Equity Series
                  Index    (Standard Class Shares)
                 -------   -----------------------
 Dec.31,'92      $ 10,000         $ 10,000
 Dec.31,'93      $ 10,806         $ 10,258
 Dec.31,'94      $ 12,054         $ 11,691
 Dec.31,'95      $ 12,821         $ 14,032
 Dec.31,'96      $ 13,085         $ 14,959
 Dec.31,'97      $ 15,746         $ 16,504
 Dec.31,'98      $ 20,044         $ 19,103
 Dec.31,'99      $ 17,246         $ 19,205
 Dec.31,'00      $ 13,589         $ 16,741
 Dec.31,'01      $ 11,461         $ 15,000
 Dec.31,'02      $ 15,950         $ 21,515

                 Delaware VIP International
                     Value Equity Series
                 Average Annual Total Returns
                 ----------------------------
             Standard Class     Service Class
                 Shares*           Shares**
  Lifetime       +8.55%             +4.90%
  10 Years       +7.96%                --
  Five Years     +5.45%                --
  One Year      +43.44%            +43.11%

      For the periods ended December 31, 2003

 *Commenced operations on October 29, 1992.
**Commenced operations on May 1, 2000.

Past performance is not a guarantee of future results. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The chart shows a $10,000 investment in Delaware VIP International Value Equity Series Standard Class shares and the MSCI EAFE Index for the 10-year period from December 31, 1993 through December 31, 2003. The chart assumes all distributions were reinvested. Returns plotted on the chart were as of the last day of each month shown. The MSCI EAFE Index tracks the performance of stocks in Europe, Australasia, and Far East markets. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest in an index. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. An expense limitation was in effect for Delaware VIP International Value Equity Series during the periods shown. Performance does not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity or variable life prospectus. Foreign investments are subject to risks not ordinarily associated with domestic investments, such as currency, economic and political risks and different accounting standards.
                                                    International Value Equity-1

Delaware VIP Trust-Delaware VIP International Value Equity Series Statement of Net Assets***
December 31, 2003
                                                         Market
                                         Number          Value
                                       of Shares        (U.S. $)
 COMMON STOCK-99.02%
 Australia-12.29%
 Amcor.............................      583,286      $ 3,630,079
 Coles Myer........................      459,697        2,618,472
 Foster's Group....................    1,379,091        4,675,842
 National Australia Bank...........      201,401        4,544,780
+Orica.............................      171,834        1,807,378
 Telstra...........................      927,396        3,367,958
                                                      -----------
                                                       20,644,509
                                                      -----------
 Belgium-0.94%
 Electrabel........................        5,021        1,578,243
                                                      -----------
                                                        1,578,243
                                                      -----------
 Finland-0.96%
*UPM-Kymmene.......................       84,476        1,611,093
                                                      -----------
                                                        1,611,093
                                                      -----------
 France-7.77%
 Compagnie de Saint-Gobain.........       66,341       3,247,591
 Societe Generale..................       54,950       4,851,783
 Total Fina Elf....................       26,586       4,942,948
                                                      -----------
                                                       13,042,322
                                                      -----------
 Germany-6.38%
 Bayer.............................      128,052        3,779,530
+Bayerische Hypo-und Vereinsbank...       94,057        2,194,818
 RWE...............................      118,844        4,736,963
                                                      -----------
                                                       10,711,311
                                                      -----------
 Hong Kong-3.33%
 Hong Kong & China Gas.............      545,000          831,863
 Hong Kong Electric................      527,000        2,083,943
 Wharf Holdings....................      965,285        2,673,196
                                                      -----------
                                                        5,589,002
                                                      -----------
 Italy-3.37%
 Banca Intesa......................    1,449,213        5,666,691
                                                      -----------
                                                        5,666,691
                                                      -----------
 Japan-16.38%
 Canon.............................       88,000        4,097,415
 Eisai.............................      110,000        2,966,315
 Hitachi...........................      414,000        2,495,512
*Kinki Coca-Cola Bottling..........       57,000          414,323
 Matsushita Electric Industrial....      215,000        2,973,127
 Millea Holdings...................          162        2,116,264
 Murata Manufacturing..............       64,900        3,506,308
 Takeda Chemical Industries........       98,600        3,910,143
 Toyota Motor......................      100,400        3,391,322
 West Japan Railway................          418        1,642,045
                                                      -----------
                                                       27,512,774
                                                      -----------

                                                         Market
                                        Number           Value
                                       of Shares        (U.S.$)
 COMMON STOCK (continued)
 Netherlands-6.58%
 ING Groep.........................      150,864      $ 3,518,505
 Reed Elsevier.....................      198,481        2,465,987
 Royal Dutch Petroleum.............       96,005        5,061,809
                                                      -----------
                                                       11,046,301
                                                      -----------
 New Zealand-2.44%
*Telecom Corporation of New Zealand    1,160,217        4,090,546
                                                      -----------
                                                        4,090,546
                                                      -----------
 Republic of Korea-1.54%
 POSCO ADR.........................       76,271        2,590,926
                                                      -----------
                                                        2,590,926
                                                      -----------
 Singapore-2.37%
 Jardine Matheson..................      268,222        2,440,820
 Oversea Chinese Banking...........      215,000        1,531,826
                                                      -----------
                                                        3,972,646
                                                      -----------
 South Africa-1.51%
 Sasol.............................      178,195        2,536,109
                                                      -----------
                                                        2,536,109
                                                      -----------
 Spain-7.59%
 Banco Santander Central
 Hispanoamericano..................      355,531        4,210,936
*Iberdrola.........................      151,941        3,003,168
 Telefonica........................      377,019        5,535,436
                                                      -----------
                                                       12,749,540
                                                      -----------
 United Kingdom-25.57%
 Aviva.............................      202,836        1,780,131
 BG Group..........................      751,140        3,859,155
 Boots.............................      383,369        4,755,976
 BP ADR............................      433,760        3,517,524
 Brambles Industries...............      616,688        2,246,567
+British Airways...................      223,976          939,227
 GKN...............................      327,124        1,565,019
 GlaxoSmithKline...................      210,182        4,827,382
 GUS...............................      245,798        3,396,918
 HBOS..............................      307,509        3,988,280
 Intercontinental Hotels Group.....      295,129        2,800,123
 Lloyds TSB Group..................      569,184        4,559,688
 Mitchells & Butlers...............      236,934          955,392
 Rio Tinto.........................      135,375        3,736,907
                                                      -----------
                                                       42,928,289
                                                      -----------
 Total Common Stock
  (cost $134,924,914)..............                   166,270,302
                                                      -----------


                                                    International Value Equity-2

Delaware VIP International Value Equity Series
Statement of Net Assets*** (continued)

                                                                      Market
                                                        Principal     Value
                                                          Amount     (U.S.$)
REPURCHASE AGREEMENTS-0.64%
With BNP Paribas 0.85% 1/2/04
 (dated 12/31/03, collateralized
 by $25,000 U.S. Treasury Bills
 due 3/25/04, market value  $24,903, $92,000
 U.S. Treasury Notes 3.625% due 3/31/04,
 market value $93,822, $284,000
 U.S. Treasury Notes 6.00%
 due 8/15/04, market value $299,188,
 and $147,000 U.S. Treasury Notes 1.625%
 due 1/31/05, market value $148,221)..........           $555,000    $555,000
With UBS Warburg 0.85% 1/2/04
 (dated 12/31/03, collateralized by $122,000
 U.S. Treasury Notes 1.625% due 3/31/05,
 market value $122,625, $4,000 U.S.
 Treasury Notes 5.50% due 2/15/08,
 market value $4,700, and $365,000
 U.S. Treasury Notes 5.625% due 5/15/08,
 market value $407,098).........................          523,000     523,000
                                                                  -----------
Total Repurchase Agreements
 (cost $1,078,000)..............................                    1,078,000
                                                                  -----------
Total Market Value of Securities Before
 Securities Lending Collateral - 99.66%
 (cost $136,002,914)............................                  167,348,302
                                                                  -----------

SECURITIES LENDING COLLATERAL-3.64%#
Short-Term Investments
ABN AMRO Bank Chicago 0.96% 6/07/04.............          239,821     239,811
Allied Irish Dublin 1.12% 1/20/04...............          274,078     274,084
Bayerische Landesbank 1.045% 8/30/04............           68,478      68,489
CDC IXIS 1.485% 11/12/04........................          273,519     274,084


                                                                      Market
                                                        Principal     Value
                                                          Amount     (U.S.$)

SECURITIES LENDING COLLATERAL (continued)
Credit Suisse First Boston
 1.60% 12/13/04.................................       $  273,284  $  274,084
Deutsche Bank Financial
 0.991% 1/16/04.................................          274,164     274,181
Fannie Mae 0.955% 1/29/04.......................        1,370,424   1,370,403
Freddie Mac 1.12% 1/15/04.......................          155,049     155,165
General Electric Capital
 1.068% 10/04/04................................          102,890     103,046
 1.069% 5/14/04.................................          137,070     137,166
Goldman Sachs Group LP
 1.18% 12/08/04.................................           68,521      68,521
HBOS Treasury Services PLC
 1.14% 4/08/04..................................          274,058     274,084
Keybank NA 1.146% 1/26/04.......................          137,090     137,111
Lloyds Bank PLC 1.08% 2/09/04...................          308,337     308,344
Marsh & McLennan 1.291% 6/15/04.................          171,623     175,832
Merrill Lynch Mortgage Capital
 1.10% 1/12/04..................................          274,084     274,084
Mizuho Securities 1.03% 1/02/04.................          471,535     471,535
Morgan Stanley Dean Witter
 1.283% 1/31/05.................................           68,409      68,521
 1.33% 3/19/04..................................          171,225     171,302
Societe Generale 1.085% 12/08/04................          274,015     274,015
Swiss Re Financial 1.103% 1/15/04...............          170,892     170,826
Wachovia Bank NA 1.064% 11/15/04................          274,112     274,328
Wilmington Trust 1.11% 1/22/04..................          274,077     274,084
                                                                  -----------
Total Securities Lending Collateral
 (cost $6,113,100)..............................                    6,113,100
                                                                  -----------

TOTAL MARKET VALUE OF SECURITIES-103.30% (cost $142,116,014) .......................................         173,461,402++

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL-(3.64%)#.........................................          (6,113,100)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.34%...............................................             573,428
                                                                                                            ------------

NET ASSETS APPLICABLE TO 10,723,898 SHARES OUTSTANDING-100.00%......................................        $167,921,730
                                                                                                            ============

NET ASSET VALUE-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES STANDARD CLASS
 ($167,812,453 / 10,716,915 shares).................................................................              $15.66
                                                                                                                  ======

NET ASSET VALUE-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES SERVICE CLASS ($109,277 / 6,983 shares)            $15.65
                                                                                                                  ======

COMPONENTS OF NET ASSETS AT DECEMBER 31, 2003:
Shares of beneficial interest (unlimited authorization-no par)......................................        $143,066,677
Undistributed net investment income **..............................................................           4,305,828
Accumulated net realized loss on investments........................................................         (10,131,682)
Net unrealized appreciation of investments and foreign currencies...................................          30,680,907
                                                                                                            ------------
Total net assets....................................................................................        $167,921,730
                                                                                                            ============


_____________________
  +Non-income producing security for the year ended December 31, 2003. ++Includes $5,871,498 of securities loaned.
  #See Note #8 in "Notes to Financial Statements."
  *Fully or partially on loan.
 **Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.
***Securities have been classified by country of origin. Classification by type of business has been presented in Note #10 to the Financial Statements.

   ADR - American Depositary Receipts

                             See accompanying notes
                                                    International Value Equity-3

Delaware VIP Trust-
Delaware VIP International Value Equity Series
Statement of Operations
Year Ended December 31, 2003

INVESTMENT INCOME:
Dividends..........................................       $6,146,310
Interest...........................................           14,117
Securities lending income..........................           64,411
Foreign tax withheld...............................         (508,233)
                                                         -----------
                                                           5,716,605
                                                         -----------

EXPENSES:
Management fees....................................        1,231,864
Custodian fees.....................................           68,276
Accounting and administration expenses.............           61,339
Dividend disbursing and transfer agent fees
 and expenses......................................           14,555
Professional fees..................................           14,084
Reports and statements to shareholders.............           12,085
Trustees' fees.....................................            5,630
Distribution expenses - Service Class..............              235
Other..............................................           33,045
                                                         -----------
                                                           1,441,113
Less expenses absorbed or waived..................           (15,419)
Less waiver of distribution expenses - Service
 Class.............................................              (34)
Less expenses paid indirectly......................           (3,478)
                                                         -----------
Total expenses.....................................        1,422,182
                                                         -----------

NET INVESTMENT INCOME..............................        4,294,423
                                                         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
 Investments.......................................       (7,063,038)
 Foreign currencies................................           85,529
                                                         -----------
Net realized loss..................................       (6,977,509)

Net change in unrealized appreciation/depreciation
 of investments and foreign currencies ............       55,984,862
                                                         -----------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS AND FOREIGN CURRENCIES.............       49,007,353
                                                         -----------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS........................................      $53,301,776
                                                         ===========

                             See accompanying notes

Delaware VIP Trust-
Delaware VIP International Value Equity Series
Statements of Changes in Net Assets


                                                           Year Ended
                                                     12/31/03       12/31/02
                                                     --------       ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:



Net investment income...........................     $4,294,423    $3,468,020
Net realized gain (loss) on investments
 and foreign currencies.........................     (6,977,509)      834,317
Net change in unrealized appreciation/
 depreciation of investments and
 foreign currencies.............................     55,984,862   (21,645,927)
                                                   ------------  ------------
Net increase (decrease) in net assets
 resulting from operations......................     53,301,776   (17,343,590)
                                                   ------------  ------------

DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
Net investment income:
 Standard Class.................................     (3,587,303)   (3,851,460)
 Service Class..................................         (2,115)         (305)
Net realized gain on investments:
 Standard Class.................................     (3,473,057)  (10,360,969)
 Service Class..................................         (2,172)         (888)
                                                   ------------  ------------
                                                     (7,064,647)  (14,213,622)
                                                   ------------  ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class.................................     34,151,947    66,928,065
 Service Class..................................         93,080        51,573
Net asset value of shares issued upon
 reinvestment of dividends and distributions:
 Standard Class.................................      7,060,360    14,212,429
 Service Class..................................          4,287         1,193
                                                   ------------  ------------
                                                     41,309,674    81,193,260
                                                   ------------  ------------
Cost of shares repurchased:
 Standard Class.................................    (61,667,879)  (99,007,046)
 Service Class..................................        (76,099)       (1,904)
                                                   ------------  ------------
                                                    (61,743,978)  (99,008,950)
                                                   ------------  ------------
Decrease in net assets derived from
 capital share transactions.....................    (20,434,304)  (17,815,690)
                                                   ------------  ------------
NET INCREASE (DECREASE)
 IN NET ASSETS..................................     25,802,825   (49,372,902)

NET ASSETS:
Beginning of year...............................    142,118,905   191,491,807
                                                   ------------  ------------
End of year.....................................   $167,921,730  $142,118,905
                                                   ============  ============



                             See accompanying notes


                                                    International Value Equity-4

Delaware VIP Trust-Delaware VIP International Value Equity Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                            Delaware VIP International Value Equity Series Standard Class
                                                                                     Year Ended
                                                           12/31/03       12/31/02     12/31/01     12/31/00     12/31/99
                                                           --------------------------------------------------------------
Net asset value, beginning of period...................     $11.550        $13.900      $17.940      $18.630      $16.480

Income (loss) from investment operations:
Net investment income(1)...............................       0.373          0.254        0.277        0.387        0.371
Net realized and unrealized gain (loss)
 on investments and foreign currencies.................       4.355         (1.556)      (2.578)      (0.340)       2.161
                                                            -------        -------      -------      -------      -------
Total from investment operations.......................       4.728         (1.302)      (2.301)       0.047        2.532
                                                            -------        -------      -------      -------      -------
Less dividends and distributions from:
Net investment income..................................      (0.314)        (0.284)      (0.435)      (0.405)      (0.356)
Net realized gain on investments.......................      (0.304)        (0.764)      (1.304)      (0.332)      (0.026)
                                                            -------        -------      -------      -------      -------
Total dividends and distributions......................      (0.618)        (1.048)      (1.739)      (0.737)      (0.382)
                                                            -------        -------      -------      -------      -------

Net asset value, end of period.........................     $15.660        $11.550      $13.900      $17.940      $18.630
                                                            =======        =======      =======      =======      =======

Total return(2)........................................      43.44%        (10.40%)     (12.83%)       0.53%       15.76%

Ratios and supplemental data:
Net assets, end of period (000 omitted)................    $167,813       $142,065     $191,481     $270,167     $304,060
Ratio of expenses to average net assets................       0.98%          0.98%        0.95%        0.95%        0.92%
Ratio of expenses to average net assets prior to
 expense limitation and expenses paid indirectly.......       0.99%          1.02%        1.01%        1.02%        0.94%
Ratio of net investment income to average net assets...       2.96%          1.99%        1.84%        2.24%        2.16%
Ratio of net investment income to average net assets
 prior to expense limitation and expenses
 paid indirectly.......................................       2.95%          1.95%        1.78%        2.17%        2.14%
Portfolio turnover.....................................         11%            13%          11%           9%           9%

_________________________
(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                    International Value Equity-5

Delaware VIP International Value Equity Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                      Delaware VIP International Value Equity Series Service Class
                                                                                                    5/1/00(1)
                                                                         Year Ended                    to
                                                           12/31/03       12/31/02     12/31/01     12/31/00
                                                           -------------------------------------------------
Net asset value, beginning of period...................     $11.550        $13.900      $17.930      $16.780

Income (loss) from investment operations:
Net investment income(2)...............................       0.345          0.236        0.255        0.270
Net realized and unrealized gain (loss) on investments
  and foreign currencies...............................       4.355         (1.559)      (2.561)       0.880
                                                            -------        -------      -------      -------
Total from investment operations.......................       4.700         (1.323)      (2.306)       1.150
                                                            -------        -------      -------      -------
Less dividends and distributions from:
Net investment income..................................      (0.296)        (0.263)      (0.420)           -
Net realized gain on investments.......................      (0.304)        (0.764)      (1.304)           -
                                                            -------        -------      -------      -------
Total dividends and distributions......................      (0.600)        (1.027)      (1.724)           -
                                                            -------        -------      -------      -------

Net asset value, end of period.........................     $15.650        $11.550      $13.900      $17.930
                                                            =======        =======      =======      =======

Total return(3)........................................      43.11%        (10.54%)     (12.88%)       6.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)................        $109            $54          $11           $5
Ratio of expenses to average net assets................       1.20%          1.13%        1.10%        1.09%
Ratio of expenses to average net assets prior to
 expense limitation and expenses paid indirectly.......       1.24%          1.17%        1.16%        1.17%
Ratio of net investment income to average net assets...       2.74%          1.84%        1.69%        2.34%
Ratio of net investment income to average net assets
 prior to expense limitation and expenses paid
 indirectly............................................       2.70%          1.80%        1.63%        2.26%
Portfolio turnover.....................................         11%            13%          11%           9%

_______________________
(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes

                                                    International Value Equity-6

Delaware VIP Trust - Delaware VIP International Value Equity Series Notes to Financial Statements

December 31, 2003Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP International Value Equity Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term growth without undue risk to principal.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market, Inc. (NASDAQ) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series' understanding of the applicable country's tax rules and rates.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. The amount of these expenses was approximately $3,478 for the year ended December 31, 2003. The expense paid under the above arrangement is included in "other" on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

                                                    International Value Equity-7

Delaware VIP International Value Equity Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware International Advisers Ltd. (DIAL), the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the Series, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.

DIAL has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.00% of average daily net assets of the Series through April 30, 2004.

Delaware Service Company, Inc. (DSC), an affiliate of DIAL, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DIAL, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2004 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Prior to May 1, 2003, the Board of Trustees had set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At December 31, 2003, the Series had liabilities payable to affiliates as follows:

                                        Dividend disbursing,
                    Investment          transfer agent fees,          Other
                    management               accounting              expenses
                  fee payable to         and other expenses         payable to
                      DIAL                 payable to DSC           affiliates*
                  --------------         -------------------        -----------
                     $42,694                  $4,553                  $17,951

* Delaware Management Company (DMC), a Series of Delaware Management Business Trust and an affiliate of DIAL, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, custodian fees and trustees' fees.

Certain officers of DIAL, DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2003, the Series made purchases and sales of investment securities other than short-term investments as follows:

 Purchases.........      $15,867,053
 Sales.............      $39,501,373

At December 31, 2003, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series was as follows:

                                     Aggregate     Aggregate
                     Cost of        unrealized     unrealized     Net unrealized
                   investments     appreciation   depreciation     appreciation
                   ------------    ------------   ------------    -------------
                   $137,380,131     $39,940,410   $(9,972,239)     $29,968,171

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the years ended December 31, 2003 and 2002 was as follows:

                                   Year             Year
                                   Ended           Ended
                                  12/31/03        12/31/02
                                  --------        --------
 Ordinary income...............  $3,589,418     $ 3,936,366
 Long-term capital gain........   3,475,229      10,277,256
                                 ----------     -----------
 Total.........................  $7,064,647     $14,213,622
                                 ==========     ===========


                                                    International Value Equity-8

Delaware VIP International Value Equity Series
Notes to Financial Statements (continued)

4. Dividend and Distribution Information (continued)
As of December 31, 2003, the components of net assets on a tax basis were as follows:

 Shares of beneficial interest.........      $143,066,677
 Undistributed ordinary income.........         4,297,286
 Capital loss carryforwards............        (8,452,795)
 Post-October losses...................          (301,670)
 Post-October currency losses..........          (662,098)
 Unrealized appreciation of investments
 and foreign currencies................        29,974,330
                                             ------------
 Net assets............................      $167,921,730
                                             ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark to market of forward foreign currency contracts for tax purposes.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $8,452,795 expires in 2011.

Post-October losses represent losses realized on investment and foreign currency transactions from November 1, 2003 through December 31, 2003 that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen in the following fiscal year.

5. Capital Shares
Transactions in capital shares were as follows:

                                            Year           Year
                                           Ended          Ended
                                          12/31/03       12/31/02
                                          --------       --------
Shares sold:
 Standard Class........................  2,339,146      5,051,203
 Service Class.........................      7,704          3,994

Shares issued upon reinvestment of
 dividends and distributions:
 Standard Class........................    661,702      1,061,421
 Service Class.........................        401             89
                                        ----------     ----------
                                         3,008,953      6,116,707
                                        ----------     ----------
Shares repurchased:
 Standard Class........................ (4,578,781)    (7,588,979)
 Service Class.........................     (5,804)          (156)
                                        ----------     ----------
                                        (4,584,585)    (7,589,135)
                                        ----------     ----------
Net decrease........................... (1,575,632)    (1,472,428)
                                        ==========     ==========


6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2003, or at any time during the year.

7. Foreign Exchange Contracts
The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.


                                                    International Value Equity-9

Delaware VIP International Value Equity Series
Notes to Financial Statements (continued)



7. Foreign Exchange Contracts (continued)
The following forward foreign currency exchange contracts were outstanding at December 31, 2003:


             Contract to              In         Settlement     Unrealized
               Deliver            Exchange for      Date       Depreciation
       ------------------------   ------------   ----------    ------------
       6,950,000 British Pounds   US$11,741,782    1/30/04     US$(670,640)

8. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of securities issued in the United States and 105% of the market value of the securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Rati ngs Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At December 31, 2003, the market value of securities on loan was $5,871,498, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

9. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.


                                                   International Value Equity-10

Delaware VIP International Value Equity Series
Notes to Financial Statements (continued)

10. Industry Allocation
As of December 31, 2003, the Series' investment in equity securities classified by type of business were as follows:

Industry                                Percentage of net assets
--------                                ------------------------
Automobiles & Auto Parts...............          2.95%
Banking & Finance......................         23.93%
Capital Goods..........................          1.93%
Commercial Services....................          1.34%
Consumer Durables......................          1.77%
Energy.................................         11.86%
Food, Beverage & Tobacco...............          3.03%
Healthcare & Pharmaceuticals...........          6.97%
Insurance..............................          2.32%
Leisure, Lodging & Entertainment.......          2.24%
Materials..............................         10.22%
Media..................................          1.47%
Retail.................................          6.41%
Technology.............................          6.01%
Telecommunications.....................          7.74%
Transportation.........................          1.54%
Utilities..............................          7.29%
                                                ------
                                                99.02%
                                                ======


11. Tax Information (Unaudited)
For the fiscal year ended December 31, 2003, the Series designates distributions paid during the year as follows:

                    (A)                  (B)
                 Long-Term             Ordinary
               Capital Gains            Income                   Total
               Distributions         Distributions           Distributions
                (Tax Basis)           (Tax Basis)             (Tax Basis)
               -------------         -------------           -------------
                    49%                  51%                     100%

________________________
 (A) and (B) are based on a percentage of the Series' total distributions.


                                                   International Value Equity-11

Delaware VIP Trust-Delaware VIP International Value Equity Series
Report of Independent Auditors

To the Shareholders and Board of Trustees
Delaware VIP Trust - Delaware VIP International Value Equity Series

We have audited the accompanying statement of net assets of Delaware VIP International Value Equity Series (the "Series") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Delaware VIP International Value Equity Series at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 6, 2004

--------------------------------------------------------------------------------


          ------------------------------------------------------------
          A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and
          (ii) on the Commission's website at http://www.sec.gov.
          ------------------------------------------------------------


                                                   International Value Equity-12

Delaware Investments Family of Funds
       BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                                   Number of            Other
                                                                            Principal         Portfolios in Fund    Directorships
     Name,                   Position(s)                                  Occupation(s)         Complex Overseen       Held by
    Address                   Held with         Length of Time                During          by Trustee/Director  Trustee/Director
 and Birthdate                 Fund(s)             Served                  Past 5 Years            or Officer        or Officer
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Jude T. Driscoll(2)          Chairman and          4 Years -              Since August 2000,           80              None
2005 Market Street            Trustee(4)       Executive Officer     Mr. Driscoll has served in
 Philadelphia, PA                                                   various executive capacities
      19103                                      Trustee since          at different times at
                                                 May 15, 2003          Delaware Investments(1)
March 10, 1963
                                                                      Senior Vice President and
                                                                  Director of Fixed-Income Process -
                                                                     Conseco Capital Management
                                                                      (June 1998 - August 2000)

                                                                           Managing Director -
                                                                     NationsBanc Capital Markets
                                                                     (February 1996 - June 1998)

-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

 Walter P. Babich              Trustee            16 Years                  Board Chairman -           98              None
2005 Market Street                                                 Citadel Construction Corporation
 Philadelphia, PA                                                          (1989 - Present)
      19103

 October 1, 1927
-----------------------------------------------------------------------------------------------------------------------------------
  John H. Durham               Trustee            25 Years(3)              Private Investor            98        Trustee - Abington
2005 Market Street                                                                                                Memorial Hospital
 Philadelphia, PA
     19103
                                                                                                                 President/Director-
                                                                                                                  22 WR Corporation
August 7, 1937
-----------------------------------------------------------------------------------------------------------------------------------
   John A. Fry                 Trustee(4)         3 Years                      President -             80              None
2005 Market Street                                                   Franklin & Marshall College
Philadelphia, PA                                                        (June 2002 - Present)
     19103
                                                                       Executive Vice President -
                                                                      University of Pennsylvania
  May 28, 1960                                                         (April 1995 - June 2002)
-----------------------------------------------------------------------------------------------------------------------------------
 Anthony D. Knerr              Trustee            11 Years             Founder/Managing Director -     98              None
2005 Market Street                                                     Anthony Knerr & Associates
 Philadelphia, PA                                                        (Strategic Consulting)
     19103                                                                  (1990 - Present)

December 7, 1938
-----------------------------------------------------------------------------------------------------------------------------------

                                                   International Value Equity-13

                                                                                                   Number of            Other
                                                                            Principal         Portfolios in Fund    Directorships
     Name,                   Position(s)                                  Occupation(s)         Complex Overseen       Held by
    Address                   Held with         Length of Time                During          by Trustee/Director  Trustee/Director
 and Birthdate                 Fund(s)             Served                  Past 5 Years            or Officer        or Officer
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (continued)

   Ann R. Leven                Trustee             15 Years       Treasurer/Chief Fiscal Officer -     98          Director - Andy
2005 Market Street                                                    National Gallery of Art                     Warhol Foundation
 Philadelphia, PA                                                          (1994 - 1999)
     19103                                                                                                            Director -
                                                                                                                     Systemax Inc.
November 1, 1940
-----------------------------------------------------------------------------------------------------------------------------------
 Thomas F. Madison             Trustee             10 Years                 President/Chief            98             Director -
2005 Market Street                                                         Executive Officer -                      Banner Health
 Philadelphia, PA                                                          MLM Partners, Inc.
    19103                                                               (Small Business Investing                     Director -
                                                                             and Consulting)                      CenterPoint Energy
                                                                        (January 1993 - Present)
February 25, 1936
                                                                                                                      Director -
                                                                                                                  Digital River Inc.

                                                                                                                  Director - Rimage
                                                                                                                      Corporation
-----------------------------------------------------------------------------------------------------------------------------------
   Janet L. Yeomans            Trustee             5 Years              Vice President/Mergers &       98              None
  2005 Market Street                                                  Acquisitions - 3M Corporation
  Philadelphia, PA                                                       (January 2003 - Present)
       19103
                                                                          Ms. Yeomans has held
    July 31, 1948                                                     various management positions
                                                                      at 3M Corporation since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

 Joseph H. Hastings           Executive           Executive             Mr. Hastings has served in     98              None
 2005 Market Street        Vice President       Vice President         various executive capacities
Philadelphia, PA               and                  and                  at different times at
    19103                  Chief Financial       Chief Financial           Delaware Investments.
                              Officer           Officer since
                                               August 21, 2003
December 19, 1949
-----------------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro    Senior Vice President, Chief Legal Officer        Ms. Maestro has served in     98              None
2005 Market Street      Chief Legal Officer         since               various executive capacities
 Philadelphia, PA         and Secretary         March 17, 2003             at different times at
      19103                                                                Delaware Investments.

November 26, 1957
-----------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof     Senior Vice President        8 Years               Mr. Bishof has served in      98              None
2005 Market Street        and Treasurer                                various executive capacities
 Philadelphia, PA                                                        at different times at
     19103                                                               Delaware Investments.

August 18, 1962
-----------------------------------------------------------------------------------------------------------------------------------

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.

(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.

(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.

(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

                                                                          (8521)

                                                   International Value Equity-14

FOR INCOME

Delaware VIP Trust-Delaware VIP Large Cap Value Series

Performance Snapshot
   In early 2003, the broad domestic stock market generally moved lower until March, amid uncertainty over the impending war with Iraq and lack of investor confidence in the economic outlook. Once the end of major combat seemed assured, investor optimism rose, and the stock market responded enthusiastically. The Federal Reserve's maintenance of low interest rates and Congress's approval in May 2003 of a huge stimulus package, including reductions in dividend income tax rates, helped stimulate the economy and set the stage for a strong market rebound that spanned to the year's conclusion.

   For the year ended December 31, 2003, Delaware VIP Large Cap Value Series returned +28.29% (Standard Class shares with distributions reinvested). The Series finished the year slightly below its benchmark as measured by the broad-based S&P 500 Index, which gained +28.69%.

   In the financial services sector, we were able to acquire well-run companies at appealing prices, in our opinion. We likewise found compelling valuations among a number of healthcare companies. Our conservative style of stock investing meant we were less heavily weighted versus our benchmarks in technology stocks. As technology experienced a significant runup for much of 2003, this decision unfortunately detracted from the Series return relative to its benchmark index.

Investment Outlook
   A year ago, we positioned the Series for forthcoming economic and stock market recovery. However, we believed the market would experience volatility for a time, the likes of which would create attractive buying opportunities. We believe large-cap companies are poised to set the pace of the market in 2004 after experiencing the surge in small-cap appreciation.

                                Delaware VIP
                  S&P 500        Large Cap
                   Index        Value Series
                  -------       ------------
Dec.31,'92        $10,000         $10,000
Dec.31,'93        $10,132         $ 9,980
Dec.31,'94        $13,940         $13,584
Dec.31,'95        $17,140         $16,399
Dec.31,'96        $22,859         $21,483
Dec.31,'97        $29,390         $23,921
Dec.31,'98        $35,578         $23,208
Dec.31,'99        $32,338         $25,836
Dec.31,'00        $28,495         $24,832
Dec.31,'01        $22,196         $20,194
Dec.31,'02        $28,565         $25,909

       Delaware VIP Large Cap Value Series
          Average Annual Total Returns
    -----------------------------------------
               Standard Class   Service Class
                   Shares*         Shares**
    Lifetime       +9.34%           +4.40%
    10 Years       +9.99%           --
    Five Years     +1.61%           --
    One Year      +28.29%          +28.10%

     For the periods ended December 31, 2003

 *Commenced operations on July 28, 1988.
**Commenced operations on May 1, 2000.

Past performance is not a guarantee of future results. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The chart shows a $10,000 investment in Delaware VIP Large Cap Value Series Standard Class shares and the S&P 500 Index for the 10-year period from December 31, 1993 through December 31, 2003. The chart assumes all distributions were reinvested. Returns plotted on the chart were as of the last day of each month shown. The S&P 500 Index is a stock composite of mostly large-capitalization U.S. companies. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest in an index. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. An expense limitation was in effect for Delaware VIP Large Cap Value Series during the periods shown. Performance does not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity or variable life prospectus.


                                                               Large Cap Value-1

Delaware VIP Trust-Delaware VIP Large Cap Value Series
Statement of Net Assets
December 31, 2003
                                               Number of        Market
                                                Shares          Value
 COMMON STOCK-97.26%
 Aerospace & Defense-1.54%
 Honeywell International...............         145,600     $ 4,867,408
                                                            -----------
                                                              4,867,408
                                                            -----------
 Automobiles & Automotive Parts-1.49%
 General Motors........................          88,700       4,736,580
                                                            -----------
                                                              4,736,580
                                                            -----------
 Banking & Finance-21.97%
 American Express......................         111,300       5,367,999
 Bank of America.......................          78,811       6,338,769
 Charter One Financial.................          93,100       3,216,605
 Citigroup.............................          98,100       4,761,774
 Comerica..............................          61,300       3,436,478
 FleetBoston Financial.................          55,300       2,413,845
 Goldman Sachs.........................          64,300       6,348,339
 J.P. Morgan Chase.....................         206,690       7,591,724
*KeyCorp...............................         156,600       4,591,512
 Mellon Financial......................         115,400       3,705,494
 Morgan Stanley........................         108,300       6,267,321
 SLM...................................          84,200       3,172,656
 U.S. Bancorp..........................         208,300       6,203,174
 Wells Fargo...........................         106,200       6,254,118
                                                            -----------
                                                             69,669,808
                                                            -----------
 Cable, Media & Publishing-1.61%
 Knight-Ridder.........................          30,200       2,336,574
+Westwood One..........................          80,800       2,764,168
                                                            -----------
                                                              5,100,742
                                                            -----------
 Chemicals-3.38%
 Air Products & Chemicals..............          58,700       3,101,121
 Dow Chemical..........................         103,300       4,294,181
 duPont (E.I.) deNemours...............          72,600       3,331,614
                                                            -----------
                                                             10,726,916
                                                            -----------
 Computers & Technology-6.50%
+Cisco Systems.........................         130,300       3,164,987
 First Data............................         102,600       4,215,834
+Intuit................................          78,300       4,142,853
 Microsoft.............................         168,300       4,634,982
+Oracle................................         335,800       4,432,560
                                                            -----------
                                                             20,591,216
                                                            -----------
 Consumer Products-5.25%
 Black & Decker........................          86,900       4,285,908
 Clorox................................         107,500       5,220,200
 Kimberly-Clark........................          43,000       2,540,870
 Procter & Gamble......................          46,100       4,604,468
                                                            -----------
                                                             16,651,446
                                                            -----------
 Electronics & Electrical Equipment-5.39%
 Eaton.................................          30,600       3,304,188
 Emerson Electric......................          53,500       3,464,125
 General Electric......................         205,200       6,357,096
 Intel.................................         123,400       3,973,480
                                                            -----------
                                                             17,098,889
                                                            -----------
 Energy-8.81%
 BP ADR................................          19,100         942,585
 ChevronTexaco.........................          58,900       5,088,371
 Exxon Mobil...........................         194,906       7,991,146
 Kerr-McGee............................          94,600       4,397,954
+Noble.................................          99,800       3,570,844
 Occidental Petroleum..................         140,200       5,922,048
                                                            -----------
                                                             27,912,948
                                                            -----------

                                              Number of         Market
                                               Shares           Value
 COMMON STOCK (continued)
 Food, Beverage & Tobacco-7.23%
 Anheuser-Busch........................         121,000     $ 6,374,280
 Coca-Cola.............................          81,900       4,156,425
 General Mills.........................          90,100       4,081,530
 Kraft Foods Class A...................          57,000       1,836,540
 PepsiCo...............................         139,000       6,480,180
                                                            -----------
                                                             22,928,955
                                                            -----------
 Healthcare & Pharmaceuticals-10.89%
 Abbott Laboratories...................         116,600       5,433,560
 Baxter International..................         151,300       4,617,676
 Bristol-Myers Squibb..................         118,700       3,394,820
*HCA...................................          95,300       4,094,088
+Laboratory Corporation of America
 Holdings..............................          70,800       2,616,060
 Merck & Company.......................          75,500       3,488,100
 Pfizer................................         135,980       4,804,173
 Wyeth.................................         143,000       6,070,350
                                                            -----------
                                                             34,518,827
                                                            -----------
 Insurance-8.28%
 Chubb.................................          61,400       4,181,340
 Cigna.................................          78,000       4,485,000
 Marsh & McLennan......................          83,000       3,974,870
 MGIC Investment.......................          39,400       2,243,436
 Prudential Financial..................         115,800       4,836,966
 Travelers Property Casualty Class A...               2              34
 Travelers Property Casualty Class B...               1              17
 XL Capital Class A....................          84,000       6,514,200
                                                            -----------
                                                             26,235,863
                                                            -----------
 Leisure, Lodging & Entertainment-1.00%
 Starwood Hotels & Resorts Worldwide...          88,500       3,183,345
                                                            -----------
                                                              3,183,345
                                                            -----------
 Metals & Mining-0.60%
 Alcoa.................................          49,800       1,892,400
                                                            -----------
                                                              1,892,400
                                                            -----------
 Packaging & Containers-0.69%
 Packaging Corporation of America......          99,800       2,181,628
                                                            -----------
                                                              2,181,628
                                                            -----------
 Paper & Forest Products-1.50%
 International Paper...................         110,167       4,749,299
                                                            -----------
                                                              4,749,299
                                                            -----------
 Retail-3.54%
 Home Depot............................         134,600       4,776,954
 Limited Brands........................         163,200       2,942,496
 TJX...................................         158,300       3,490,515
                                                            -----------
                                                             11,209,965
                                                            -----------
 Telecommunications-3.69%
 ALLTEL................................          59,700       2,780,826
 BCE...................................          97,300       2,175,628
 SBC Communications....................         134,624       3,509,647
 Verizon Communications................          92,170       3,233,324
                                                            -----------
                                                             11,699,425
                                                            -----------
 Textiles, Apparel & Furniture-0.71%
 NIKE..................................          33,000       2,259,180
                                                            -----------
                                                              2,259,180
                                                            -----------

                                                               Large Cap Value-2

Delaware VIP Large Cap Value Series
Statement of Net Assets (continued)

                                              Number of          Market
                                               Shares            Value
COMMON STOCK (continued)
Utilities-3.19%
Dominion Resources.....................          35,600     $ 2,272,348
Exelon.................................          34,700       2,302,692
FirstEnergy............................          67,200       2,365,440
FPL Group..............................          48,400       3,166,328
                                                            -----------
                                                             10,106,808
                                                            -----------
Total Common Stock
 (cost $259,222,748)...................                     308,321,648
                                                            -----------
                                             Principal
                                              Amount
REPURCHASE AGREEMENTS-3.21%
With BNP Paribas 0.85% 1/2/04 (dated
 12/31/03, collateralized by $236,000
 U.S. Treasury Bills due 3/25/04,
 market value $235,264, $872,000 U.S.
 Treasury Notes 3.625% due 3/31/04,
 market value $886,343, $2,683,000 U.S.
 Treasury Notes 6.00% due 8/15/04,
 market value $2,826,471, and
 $1,385,000 U.S. Treasury Notes 1.625%
 due 1/31/05, market value $1,400,266).....  $5,242,000       5,242,000
With UBS Warburg 0.85% 1/2/04 (dated
 12/31/03, collateralized by
 $1,149,000 U.S. Treasury Notes 1.625%
 due 3/31/05, market value $1,158,457,
 $40,000 U.S. Treasury Notes 5.50% due
 2/15/08, market value $44,404, and
 $3,448,000  U.S. Treasury Notes 5.625%
 due 5/15/08, market value $3,845,908).....   4,942,000       4,942,000
                                                             ----------
Total Repurchase Agreements
 (cost $10,184,000)....................                      10,184,000
                                                             ----------
Total Market Value of Securities Before
Securities Lending Collateral-100.47%
 (cost $269,406,748).......................                 318,505,648
                                                            -----------

                                              Principal          Market
                                                Amount           Value
SECURITIES LENDING COLLATERAL**-0.64%
Short-Term Investments
ABN AMRO Bank Chicago 0.96%
 6/7/04................................         $79,778         $79,775
Allied Irish Dublin 1.12% 1/20/04                91,174          91,176
Bayherische Landesbank 1.045%
 8/30/04...............................          22,781          22,784
CDC IXIS 1.485% 11/12/04...............          90,988          91,176
Credit Suisse First Boston 1.60%
 12/13/04..............................          90,910          91,176
Deutsche Bank Financial 0.991% 1/16/04           91,203          91,209
Fannie Mae 0.955% 1/29/04..............         455,883         455,876
Freddie Mac 1.12% 1/15/04..............          51,579          51,617
General Electric Capital
 1.068% 10/4/04........................          34,227          34,279
 1.069% 5/14/04........................          45,598          45,630
Goldman Sachs Group LP 1.18% 12/8/04             22,794          22,794
HBOS Treasury Services PLC 1.14%
 4/8/04................................          91,167          91,176
Keybank NA 1.146% 1/26/04..............          45,604          45,611
Lloyds Bank PLC 1.08% 2/9/04...........         102,572         102,574
Marsh & McLennan 1.291% 6/15/04........          57,092          58,492
Merrill Lynch Mortgage Capital 1.10%
 1/12/04...............................          91,176          91,176
Mizuho Securities 1.03% 1/2/04.........         156,860         156,860
Morgan Stanley Dean Witter
 1.283% 1/31/05........................          22,757          22,794
 1.33% 3/19/04.........................          56,959          56,985
Societe Generale 1.085% 12/8/04........          91,154          91,154
Swiss Re Financial 1.103% 1/15/04......          56,849          56,827
Wachovia Bank N.A. 1.064% 11/15/04.....          91,186          91,258
Wilmington Trust Company 1.11%
 1/22/04...............................          91,174          91,176
                                                              ---------
Total Securities Lending Collateral
(cost $2,033,575)......................                       2,033,575
                                                              ---------

TOTAL MARKET VALUE OF SECURITIES-101.11% (cost $271,440,323)....................         320,539,223++
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL-(0.64%)**....................          (2,033,575)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.47%).........................          (1,502,528)
                                                                                        ------------
NET ASSETS APPLICABLE TO 19,409,101 SHARES OUTSTANDING-100.00%..................        $317,003,120
                                                                                        ============

NET ASSET VALUE-DELAWARE VIP LARGE CAP VALUE SERIES STANDARD CLASS
 ($302,266,515 /18,505,961 shares)..............................................              $16.33
                                                                                              ======

NET ASSET VALUE-DELAWARE VIP LARGE CAP VALUE SERIES SERVICE CLASS
 ($14,736,605 / 903,140 shares).................................................              $16.32
                                                                                              ======

COMPONENTS OF NET ASSETS AT DECEMBER 31, 2003:
Shares of beneficial interest (unlimited authorization - no par)................        $333,913,436
Undistributed net investment income.............................................           5,035,006
Accumulated net realized loss on investments....................................         (71,044,462)
Net unrealized appreciation of investments and foreign currencies...............          49,099,140
                                                                                        ------------
Total net assets................................................................        $317,003,120
                                                                                        ============

______________________
 +Non-income producing security for the year ended December 31, 2003. ++Includes $2,001,475 of securities loaned.
 *Fully or partially on loan.
**See Note #8 in "Notes to Financial Statements."
  ADR-American Depositary Receipts

                             See accompanying notes

                                                               Large Cap Value-3

Delaware VIP Trust-
Delaware VIP Large Cap Value Series
Statement of Operations
Year Ended December 31, 2003

INVESTMENT INCOME:
Dividends..............................     $ 6,885,700
Interest...............................          56,875
Securities lending income..............          13,577
                                            -----------
                                              6,956,152
                                            -----------
EXPENSES:
Management fees........................       1,763,575
Accounting and administration expenses.         114,654
Professional fees......................          59,332
Dividend disbursing and transfer agent
 fees and expenses.....................          27,045
Distribution expenses-Service Class....          22,570
Custodian fees.........................          10,664
Trustees' fees.........................           9,242
Reports and statements to shareholders.           7,414
Other..................................          36,662
                                            -----------
                                              2,051,158

Less expenses absorbed or waived.......        (134,724)
Less waiver of distribution
 expenses-Service Class................          (3,276)
Less expenses paid indirectly..........          (6,475)
                                            -----------
Total expenses.........................       1,906,683
                                            -----------

NET INVESTMENT INCOME..................       5,049,469
                                              ---------

NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain on:
 Investments...........................       1,332,382
 Foreign currencies....................             295
                                            -----------
Net realized gain......................       1,332,677

Net change in unrealized appreciation/
 depreciation of investments and
 foreign currencies....................      62,940,840
                                            -----------

NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS AND FOREIGN
 CURRENCIES............................      64,273,517
                                            -----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS.......................     $69,322,986
                                            ===========
See accompanying notes

Delaware VIP Trust-
Delaware VIP Large Cap Value Series
Statement of Changes in Net Assets

                                                      Year Ended
                                               12/31/03        12/31/02
                                               --------        --------

INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
Net investment income..................    $  5,049,469    $  4,869,789
Net realized gain (loss) on investments
 and foreign currencies................       1,332,677     (13,762,872)
Net change in unrealized appreciation/
 depreciation of investments and
 foreign currencies....................      62,940,840     (54,125,984)
                                           ------------    ------------
Net increase (decrease) in net assets
 resulting from operations.............      69,322,986     (63,019,067)
                                           ------------    ------------

DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class........................      (4,760,909)     (4,892,083)
 Service Class.........................        (120,704)        (43,275)
                                           ------------    ------------
                                             (4,881,613)     (4,935,358)
                                           ------------    ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class........................      21,787,092      19,755,583
 Service Class.........................       8,354,495       4,264,426
Net assets from merger1:
 Standard Class........................      18,756,872               -
 Service Class.........................           3,269               -
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
 Standard Class........................       4,760,909       4,892,083
 Service Class.........................         120,704          43,275
                                           ------------    ------------
                                             53,783,341      28,955,367
                                           ------------    ------------
Cost of shares repurchased:
 Standard Class........................     (46,008,811)    (71,932,364)
 Service Class.........................      (1,428,611)       (769,487)
                                           ------------    ------------
                                            (47,437,422)    (72,701,851)
                                           ------------    ------------
Increase (decrease) in net assets
 derived from capital share
 transactions..........................       6,345,919     (43,746,484)
                                           ------------    ------------

NET INCREASE (DECREASE) IN
 NET ASSETS............................      70,787,292    (111,700,909)

NET ASSETS
Beginning of year......................     246,215,828     357,916,737
                                           ------------    ------------
End of year............................    $317,003,120    $246,215,828
                                           ============    ============

(1)See Note #6.

                             See accompanying notes

                                                               Large Cap Value-4

Delaware VIP Trust-Delaware VIP Large Cap Value Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                 Delaware VIP Large Cap Value Series Standard Class
                                                                                     Year Ended
                                                            12/31/03      12/31/02     12/31/01     12/31/00     12/31/99
                                                            -------------------------------------------------------------
Net asset value, beginning of period...................      $13.000       $16.210      $16.910      $17.020      $19.420

Income (loss) from investment operations:
Net investment income(1)...............................        0.265         0.235        0.217        0.268        0.323
Net realized and unrealized gain (loss) on investments         3.337        (3.215)      (0.886)       1.329       (0.882)
                                                             -------       -------      -------      -------      -------
Total from investment operations.......................        3.602        (2.980)      (0.669)       1.597       (0.559)
                                                             -------       -------      -------      -------      -------
Less dividends and distributions from:
Net investment income..................................       (0.272)       (0.230)      (0.031)      (0.275)      (0.361)
Net realized gain on investments.......................            -             -            -       (1.432)      (1.480)
                                                             -------       -------      -------      -------      -------
Total dividends and distributions......................       (0.272)       (0.230)      (0.031)      (1.707)      (1.841)
                                                             -------       -------      -------      -------      -------

Net asset value, end of period.........................      $16.330       $13.000      $16.210      $16.910      $17.020
                                                             =======       =======      =======      =======      =======

Total return(2)........................................       28.29%       (18.68%)      (3.89%)      11.33%       (2.98%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)................     $302,266      $240,752     $355,015     $440,442     $501,928
Ratio of expenses to average net assets................         0.70%        0.70%        0.68%        0.68%        0.71%
Ratio of expenses to average net assets prior to
 expense limitation and expenses paid indirectly.......        0.75%         0.75%        0.73%        0.68%        0.71%
Ratio of net investment income to average net assets...        1.88%         1.61%        1.34%        1.75%        1.75%
Ratio of net investment income to average net assets
 prior to expenses limitation and expenses paid
 indirectly............................................        1.83%         1.56%        1.29%        1.75%        1.75%
Portfolio turnover.....................................          79%          100%         102%          80%          92%

_________________________
(1) The average shares outstanding method has been applied for per share information for the years ended December 31, 2003, 2002, 2001 and 2000.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                               Large Cap Value-5

Delaware VIP Large Cap Value Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                              Delaware VIP Large Cap Value Series Service Class
                                                               Year          Year         Year        5/1/00(1)
                                                              Ended         Ended        Ended           to
                                                             12/31/03      12/31/02     12/31/01      12/31/00
                                                             --------------------------------------------------
Net asset value, beginning of period...................       $12.990     $16.200      $16.910         $14.640

Income (loss) from investment operations:
Net investment income(2)...............................         0.233       0.214        0.193           0.167
Net realized and unrealized gain (loss) on investments          3.348      (3.218)      (0.886)          2.353
                                                              -------     -------      -------         -------
Total from investment operations.......................         3.581      (3.004)      (0.693)          2.520
                                                              -------     -------      -------         -------

Less dividends and distributions from:
Net investment income..................................        (0.251)     (0.206)      (0.017)         (0.250)
                                                              -------     -------      -------         -------
Total dividends and distributions......................        (0.251)     (0.206)      (0.017)         (0.250)
                                                              -------     -------      -------         -------

Net asset value, end of period.........................       $16.320     $12.990      $16.200         $16.910
                                                              =======     =======      =======         =======

Total return(3)........................................        28.10%     (18.81%)      (4.03%)         17.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)................       $14,737      $5,463       $2,902            $421
Ratio of expenses to average net assets................         0.92%       0.85%        0.83%           0.79%
Ratio of expenses to average net assets prior to
 expense limitation and expenses paid indirectly.1.00%.         0.90%       0.88%        0.79%
Ratio of net investment income to average net assets...         1.66%       1.46%        1.19%           1.63%
Ratio of net investment income to average net assets
 prior to expense limitation and expenses paid
 indirectly............................................         1.58%       1.41%        1.14%           1.63%
Portfolio turnover.....................................           79%        100%         102%             80%

______________________
(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                               Large Cap Value-6

Delaware VIP Trust-Delaware VIP Large Cap Value Series
Notes to Financial Statements
December 31, 2003

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP Large Cap Value Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek capital appreciation with current income as a secondary objective.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market, Inc. (NASDAQ) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. The amount of these expenses was approximately $6,475 for the year ended December 31, 2003. In addition, the Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2003. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion. DMC has elected to waive the management fee to 0.60%, indefinitely.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2004. No reimbursement was due for the year ended December 31, 2003 under the 0.80% limit, although DMC did waive the management fee to 0.60%.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

                                                               Large Cap Value-7

Delaware VIP Large Cap Value Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2004 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Prior to May 1, 2003, the Board of Trustees had set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At December 31, 2003, the Series had liabilities payable to affiliates as follows:

                     Dividend disbursing,           Other
    Investment       transfer agent fees,         expenses
    management           accounting                payable
   fee payable to    and other expenses            to DMC
       DMC              payable to DSC          and affiliates*
   --------------    --------------------       ---------------
    $156,030              $12,449                  $36,407

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, custodian fees and trustees' fees.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2003, the Series made purchases and sales of investment securities other than short-term investments as follows:

 Purchases....................         $209,264,069
 Sales........................         $223,285,509

At December 31, 2003, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series was as follows:

                  Aggregate       Aggregate
    Cost of       unrealized      unrealized     Net unrealized
  investments    appreciation    depreciation     appreciation
  ------------   ------------    ------------    --------------
  $275,941,491    $43,391,401     $(827,244)      $42,564,157

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the years ended December 31, 2003 and 2002 was as follows:

                                         Year          Year
                                        Ended          Ended
                                       12/31/03       12/31/02
                                       --------       --------

 Ordinary income..............       $4,881,613     $4,935,358

As of December 31, 2003, the components of net assets on a tax basis were as follows:

 Shares of beneficial interest........   $333,913,436
 Undistributed ordinary income........      5,035,006
 Capital loss carryforwards...........    (64,509,719)
 Unrealized appreciation of
   investments and foreign currencies.    42,564,397
                                         ------------
 Net assets...........................   $317,003,120
                                         ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $2,345,618 expires in 2006, $4,548,127 expires in 2007, $41,247,008 expires in 2008, $3,876,264 expires in 2009, $7,139,658 expires in 2010 and $5,353,044 expires in 2011.

                                                               Large Cap Value-8

Delaware VIP Large Cap Value Series
Notes to Financial Statements (continued)

5. Capital Shares
Transactions in capital shares were as follows:

                                               Year         Year
                                              Ended        Ended
                                             12/31/03     12/31/02
                                             --------    ---------
Shares sold:
 Standard Class...................          1,536,259    1,356,754
 Service Class....................            573,493      293,417

Shares sold from merger(1):
 Standard Class...................          1,429,640            -
 Service Class....................                249            -

Shares issued upon reinvestment of
 dividends and distributions:
 Standard Class...................            373,112      298,662
 Service Class....................              9,452        2,641
                                            3,922,205    1,951,474
Shares repurchased:
 Standard Class...................         (3,351,748)  (5,043,283)
 Service Class....................           (100,483)     (54,743)
                                           (3,452,231)  (5,098,026)
Net increase (decrease)...........            469,974   (3,146,552)

-----------------
(1) See Note #6

6. Fund Merger
Effective April 28, 2003, the Series acquired all of the assets and assumed all of the liabilities of Delaware VIP Devon Series, an open-end investment company, pursuant to a Plan and Agreement of Reorganization (the "Reorganization"). The shareholders of Delaware VIP Devon Series received shares of the respective class of the Series equal to the aggregate net asset value of their shares prior to the Reorganization based on the net asset value per share of the respective classes of the Series.

The Reorganization was treated as a non-taxable event and, accordingly, the Series' basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized depreciation and accumulated realized losses of Delaware VIP Devon Series as of the close of business on April 25, 2003 were as follows:

                                                       Net        Accumulated
                                                  Unrealized     Net Realized
                                    Net Assets    Depreciation       Loss
                                   -----------    -------------  -------------
Delaware VIP Devon Series          $18,760,141    $(2,349,079)   $(16,787,911)

The net assets of the Delaware VIP Large Cap Value Series prior to the reorganization were $257,983,938.

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2003, or at any time during the year.

                                                               Large Cap Value-9

Delaware VIP Large Cap Value Series
Notes to Financial Statements (continued)

8. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At December 31, 2003, the market value of securities on loan was $2,001,475, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."


9. Tax Information (Unaudited)
For the fiscal year ended December 31, 2003, the Series designates distributions paid during the year as follows:

               (A)              (B)
            Long-Term         Ordinary
          Capital Gains        Income             Total            (C)
          Distributions     Distributions      Distributions    Qualifying
           (Tax Basis)       (Tax Basis)        (Tax Basis)     Dividends(1)
          -------------     -------------      -------------    ------------
                -               100%               100%             100%

______________________
 (A) and (B) are based on a percentage of the Series' total distributions.
 (C) is based on a percentage of ordinary income of the Series.
 (1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

                                                              Large Cap Value-10

Delaware VIP Trust-Delaware VIP Large Cap Value Series
Report of Independent Auditors

To the Shareholders and Board of Trustees
Delaware VIP Trust-Delaware VIP Large Cap Value Series

We have audited the accompanying statement of net assets of Delaware VIP Large Cap Value Series (the "Series") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers, or by other auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Delaware VIP Large Cap Value Series at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                        /s/  Ernest & Young LLP

Philadelphia, Pennsylvania
February 6, 2004

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

                                                              Large Cap Value-11

Delaware Investments Family of Funds
       BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                                   Number of            Other
                                                                            Principal         Portfolios in Fund    Directorships
     Name,                   Position(s)                                  Occupation(s)         Complex Overseen       Held by
    Address                   Held with         Length of Time                During          by Trustee/Director  Trustee/Director
 and Birthdate                 Fund(s)             Served                  Past 5 Years            or Officer        or Officer
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Jude T. Driscoll(2)          Chairman and          4 Years -              Since August 2000,           80              None
2005 Market Street            Trustee(4)       Executive Officer     Mr. Driscoll has served in
 Philadelphia, PA                                                   various executive capacities
      19103                                      Trustee since          at different times at
                                                 May 15, 2003          Delaware Investments(1)
March 10, 1963
                                                                      Senior Vice President and
                                                                  Director of Fixed-Income Process -
                                                                     Conseco Capital Management
                                                                      (June 1998 -August 2000)

                                                                           Managing Director -
                                                                     NationsBanc Capital Markets
                                                                     (February 1996 - June 1998)

-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

 Walter P. Babich              Trustee            16 Years                  Board Chairman -           98              None
2005 Market Street                                                 Citadel Construction Corporation
 Philadelphia, PA                                                          (1989 - Present)
      19103

 October 1, 1927
-----------------------------------------------------------------------------------------------------------------------------------
  John H. Durham               Trustee            25 Years(3)              Private Investor            98        Trustee - Abington
2005 Market Street                                                                                                Memorial Hospital
 Philadelphia, PA
     19103
                                                                                                                 President/Director-
                                                                                                                  22 WR Corporation
August 7, 1937
-----------------------------------------------------------------------------------------------------------------------------------
   John A. Fry                 Trustee(4)         3 Years                      President -             80              None
2005 Market Street                                                   Franklin & Marshall College
Philadelphia, PA                                                        (June 2002 - Present)
     19103
                                                                       Executive Vice President -
                                                                      University of Pennsylvania
  May 28, 1960                                                         (April 1995 - June 2002)
-----------------------------------------------------------------------------------------------------------------------------------
 Anthony D. Knerr              Trustee            11 Years             Founder/Managing Director -     98              None
2005 Market Street                                                     Anthony Knerr & Associates
 Philadelphia, PA                                                        (Strategic Consulting)
     19103                                                                  (1990 - Present)

December 7, 1938
-----------------------------------------------------------------------------------------------------------------------------------

                                                              Large Cap Value-12

                                                                                                   Number of            Other
                                                                            Principal         Portfolios in Fund    Directorships
     Name,                   Position(s)                                  Occupation(s)         Complex Overseen       Held by
    Address                   Held with         Length of Time                During          by Trustee/Director  Trustee/Director
 and Birthdate                 Fund(s)             Served                  Past 5 Years            or Officer        or Officer
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (continued)

   Ann R. Leven                Trustee             15 Years       Treasurer/Chief Fiscal Officer -     98          Director - Andy
2005 Market Street                                                    National Gallery of Art                     Warhol Foundation
 Philadelphia, PA                                                          (1994 - 1999)
     19103                                                                                                            Director -
                                                                                                                     Systemax Inc.
November 1, 1940
-----------------------------------------------------------------------------------------------------------------------------------
 Thomas F. Madison             Trustee             10 Years                 President/Chief            98             Director -
2005 Market Street                                                         Executive Officer -                      Banner Health
 Philadelphia, PA                                                          MLM Partners, Inc.
    19103                                                               (Small Business Investing                     Director -
                                                                             and Consulting)                      CenterPoint Energy
                                                                        (January 1993 - Present)
February 25, 1936
                                                                                                                      Director -
                                                                                                                  Digital River Inc.

                                                                                                                  Director - Rimage
                                                                                                                      Corporation
-----------------------------------------------------------------------------------------------------------------------------------
   Janet L. Yeomans            Trustee             5 Years              Vice President/Mergers &       98              None
  2005 Market Street                                                  Acquisitions - 3M Corporation
  Philadelphia, PA                                                        (January 2003 - Present)
       19103
                                                                          Ms. Yeomans has held
    July 31, 1948                                                     various management positions
                                                                      at 3M Corporation since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

 Joseph H. Hastings           Executive           Executive             Mr. Hastings has served in     98              None
 2005 Market Street        Vice President       Vice President         various executive capacities
Philadelphia, PA                 and                  and                  at different times at
      19103                Chief Financial       Chief Financial           Delaware Investments.
                              Officer           Officer since
                                               August 21, 2003
December 19, 1949
-----------------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro    Senior Vice President, Chief Legal Officer        Ms. Maestro has served in     98              None
2005 Market Street      Chief Legal Officer         since               various executive capacities
 Philadelphia, PA         and Secretary         March 17, 2003             at different times at
      19103                                                                Delaware Investments.

November 26, 1957
-----------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof     Senior Vice President        8 Years               Mr. Bishof has served in      98              None
2005 Market Street        and Treasurer                                various executive capacities
 Philadelphia, PA                                                        at different times at
     19103                                                               Delaware Investments.

August 18, 1962
-----------------------------------------------------------------------------------------------------------------------------------

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

                                                                          (8521)
                                                              Large Cap Value-12

FOR TOTAL RETURN

Delaware VIP Trust-Delaware VIP REIT Series

Portfolio Snapshot
   Equity real estate investment trusts (REITs) turned in another year of strong performance in 2003. The NAREIT Equity REIT Index gained +37.13% for the year, while Delaware VIP REIT Series posted a +34.02% return (Standard Class shares with distributions reinvested).
   REIT market performance had generally slowed in late 2002, following a stretch of outsized growth. REIT market indexes were relatively calm during the first quarter of 2003 as investors worried about the economy and the approaching war in Iraq. Like the rest of the U.S. stock market, REIT performance turned up during the spring and summer, as major combat ended in Iraq and the U.S. economy showed signs of increasing strength. The NAREIT Equity REIT Index gained in excess of +13% in the second quarter, and more than +9% in each of the two subsequent quarters.
   We maintained a cautious approach during much of the year, focusing on securities we believe to be of higher quality with compelling valuations and the ability to generate stable cash flows. In particular, we emphasized more cyclically oriented sectors including regional malls and shopping centers that generated strong performance.

Investment Outlook
   Investors grew optimistic in 2003 as signs of economic growth emerged. While increased growth in business activity and industrial production signal a healthier economic climate, the fundamentals of the REIT market did not gain the same momentum. As an asset class, REITs typically lag behind the broader market during the early stages of a recovery. However, as the economy continues to strengthen, REITs as a group should benefit as a result. We also remain confident that investors will continue to be attracted to REITs for their compelling yields, attractive long-term diversification benefits, and lower volatility compared with other sectors of the market.

Performance of a $10,000 Investment:
May 4, 1998 (Series' inception)
through December 31, 2003

[GRAPHIC OMITTED]

                                    Delaware VIP
                Nareit Equity       REIT Series
                 REIT Index   (Standard Class Shares)
                ------------- -----------------------
May. 4,'98                           $10,000
May.31,'98        $10,000            $ 9,900
Dec.31,'98        $ 8,628            $ 9,100
Dec.31,'99        $ 8,229            $ 8,685
Dec.31,'00        $10,399            $10,879
Dec.31,'01        $11,848            $12,662
Dec.31,'02        $12,300            $13,234
Dec.31,'03        $16,852            $17,738

                 Delaware VIP REIT Series
               Average Annual Total Returns
               ----------------------------
               Standard Class  Service Class
                   Shares*        Shares**
Lifetime           +10.63%        +17.74%
Five Years         +14.28%            --
One Year           +34.02%        +33.73%

For the periods ended December 31, 2003

 *Commenced operations on May 4, 1998.
**Commenced operations on May 1, 2000.

Past performance is not a guarantee of future results. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The chart shows a $10,000 investment in Delaware VIP REIT Series Standard Class shares for the period from the Series' inception on May 4, 1998 through December 31, 2003. The chart assumes all distributions were reinvested. The return plotted for the Series on May 31, 1998 reflects any gains or losses that may have occurred between its inception on May 4, 1998 to May 31, 1998. The chart also shows a $10,000 investment in the NAREIT Equity REIT Index at that month's end, May 31, 1998. After May 31, 1998, returns plotted on the chart were as of the last day of each month shown. The NAREIT Equity REIT Index is an unmanaged index of real estate investment trusts that invest in many types of U.S. property. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest in an index. Earnings from a variable annuity investment compound tax-free until withdrawal, so no adjustments were made for income taxes. An expense limitation was in effect for Delaware VIP REIT Series during the periods shown. Performance does not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity or variable life prospectus. Series' that invest a significant portion of their assets in one industry or in related industries may involve greater risks than more diversified funds, including greater potential for volatility. Series' that invest in REITs are subject to many of the risks associated with direct real estate ownership and, as such, may be adversely affected by declines in real estate values and general and local economic conditions.

                                                                          REIT-1

Delaware VIP Trust-Delaware VIP REIT Series
Statement of Net Assets
December 31, 2003

                                                   Number of            Market
                                                    Shares              Value
 COMMON STOCK-94.58%
 Diversified REITs-4.25%
 Vornado Realty Trust ............                  332,300          $18,193,425
                                                                     -----------
                                                                      18,193,425
                                                                     -----------
 Healthcare REITs-1.35%
 Nationwide Health Properties ....                  296,600            5,798,530
                                                                     -----------
                                                                       5,798,530
                                                                     -----------
 Hotel REITs-5.25%
 Hersha Hospitality Trust ........                  327,900            3,311,790
+Highland Hospitality ............                  346,800            3,780,120
+Host Marriott ...................                  368,600            4,541,152
 LaSalle Hotel Properties ........                  585,100           10,853,605
                                                                     -----------
                                                                      22,486,667
                                                                     -----------
 Industrial REITs-6.79%
 AMB Property ....................                  199,590            6,562,519
+First Potomac Realty Trust ......                   74,900            1,403,626
 Keystone Property Trust .........                  458,400           10,126,056
 ProLogis ........................                  342,500           10,990,825
                                                                     -----------
                                                                      29,083,026
                                                                     -----------
 Mall REITs-16.91%
 CBL & Associates Properties .....                  214,400           12,113,600
 General Growth Properties .......                  742,100           20,593,275
 Rouse ...........................                  375,100           17,629,700
 Simon Property Group ............                  476,550           22,083,327
                                                                     -----------
                                                                      72,419,902
                                                                     -----------
 Manufactured Housing REITs-1.46%
 Sun Communities .................                  161,760            6,260,112
                                                                     -----------
                                                                       6,260,112
                                                                     -----------
 Mortgage REITs-1.37%
+Fieldstone Investment Corporate
   144A ..........................                  350,300            5,867,525
                                                                     -----------
                                                                       5,867,525
                                                                     -----------
 Multifamily REITs-9.51%
 Apartment Investment & Management
   Class A .......................                  295,810           10,205,445
 AvalonBay Communities ...........                  163,973            7,837,909
 Camden Property Trust ...........                  299,100           13,250,130
 Equity Residential ..............                  319,800            9,437,298
                                                                     -----------
                                                                      40,730,782
                                                                     -----------

                                                  Number of             Market
                                                    Shares              Value
COMMON STOCK (continued)
Office REITs-21.23%
Alexandria Real Estate Equities .......             194,770          $11,277,183
American Financial Realty Trust .......             524,000            8,934,200
CarrAmerica Realty ....................             504,680           15,029,370
Equity Office Properties Trust ........             974,311           27,914,010
Prentiss Properties Trust .............             473,280           15,613,507
SL Green Realty .......................             294,390           12,084,710
                                                                     -----------
                                                                      90,852,980
                                                                     -----------
Office/Industrial REITs-8.30%
Duke Realty ...........................             418,800           12,982,800
Liberty Property Trust ................             230,360            8,961,004
Reckson Associates Realty .............             560,290           13,615,047
                                                                     -----------
                                                                      35,558,851
                                                                     -----------
Real Estate Operating Companies-4.41%
Catellus Development ..................             436,271           10,522,857
Starwood Hotels & Resorts Worldwide ...             232,100            8,348,637
                                                                     -----------
                                                                      18,871,494
                                                                     -----------
Retail Outlet Center REITs-4.26%
Chelsea Property Group ................             333,100           18,257,211
                                                                     -----------
                                                                      18,257,211
                                                                     -----------
Retail Strip Centers REITs-9.49%
Developers Diversified Realty .........             444,400           14,918,508
Equity One ............................             195,100            3,293,288
Federal Realty Investment Trust .......             244,600            9,390,194
Ramco-Gershenson Properties ...........             333,700            9,443,710
Regency Centers .......................              90,600            3,610,410
                                                                     -----------
                                                                      40,656,110
                                                                     -----------
Total Common Stock
  (cost $338,624,017) .................                              405,036,615
                                                                     -----------

                                                                          REIT-2

Delaware VIP REIT Series
Statement of Net Assets (continued)
                                                       Principal       Market
                                                         Amount        Value
REPURCHASE AGREEMENTS-7.46%
With BNP Paribas 0.85% 1/2/04 (dated
  12/31/03, collateralized by $739,000
  U.S. Treasury Bills due 3/25/04, market
  value $737,673, $2,736,000
  U.S. Treasury Notes 3.625% due 3/31/04,
  market value $2,779,136, $8,414,000
  U.S. Treasury Notes 6.00% due 8/15/04,
  market value $8,862,418, and $4,342,000
  U.S. Treasury Notes 1.625% due 1/31/05,
  market value $4,390,542)......................       $16,436,000   $16,436,000

                                                       Principal       Market
                                                         Amount        Value
REPURCHASE AGREEMENTS (continued)
With UBS Warburg 0.85% 1/2/04 (dated
  12/31/03, collateralized by $3,604,000
  U.S. Treasury Notes 1.625% due 3/31/05,
  market value $3,632,349, $124,000
  U.S. Treasury Notes 5.50% due 2/15/08,
  market value $139,229, and $10,811,000
  U.S. Treasury Notes 5.625% due 5/15/08,
  market value $12,058,870).....................       $15,496,000   $15,496,000
                                                                     -----------
Total Repurchase Agreements
  (cost $31,932,000)...........................                      31,932,000
                                                                     -----------

TOTAL MARKET VALUE OF SECURITIES-102.04% (COST $370,556,017).................................       436,968,615

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(2.04%)......................................        (8,734,422)
                                                                                                   ------------
NET ASSETS APPLICABLE TO 28,280,672 SHARES OUTSTANDING-100.00%...............................      $428,234,193
                                                                                                   ============

NET ASSET VALUE-DELAWARE VIP REIT SERIES STANDARD CLASS ($359,957,685 / 23,768,557 SHARES)...            $15.14
                                                                                                         ======
NET ASSET VALUE-DELAWARE VIP REIT SERIES SERVICE CLASS ($68,276,508 / 4,512,115 SHARES)......            $15.13
                                                                                                         ======
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2003:
Shares of beneficial interest (unlimited authorization-no par)...............................      $337,559,110
Undistributed net investment income..........................................................        16,467,451
Accumulated net realized gain on investments.................................................         7,795,034
Net unrealized appreciation of investments...................................................        66,412,598
                                                                                                   ------------
Total net assets.............................................................................      $428,234,193
                                                                                                   ============

------------
+Non-income producing security for the year ended December 31, 2003.

 REIT-Real Estate Investment Trust

                             See accompanying notes

                                                                          REIT-3

Delaware VIP Trust-
Delaware VIP REIT Series
Statement of Operations
Year Ended December 31, 2003


INVESTMENT INCOME:
Dividends*...................................................       $16,477,446
Interest.....................................................           204,050
                                                                    -----------
                                                                     16,681,496
                                                                    -----------
EXPENSES:
Management fees..............................................         2,328,229
Accounting and administration expenses ......................           128,650
Distribution expenses - Service Class........................           111,777
Reports and statements to shareholders.......................            50,719
Professional fees............................................            38,120
Dividend disbursing and transfer agent
 fees and expenses...........................................            31,101
Custodian fees...............................................            17,893
Trustees' fees...............................................             8,770
Registration fees............................................             7,114
Other........................................................            65,889
                                                                    -----------
                                                                      2,788,262
Less waiver of distribution expenses - Service Class.........           (16,133)
Less expenses paid indirectly ...............................            (8,543)
                                                                    -----------
Total expenses...............................................         2,763,586
                                                                    -----------

NET INVESTMENT INCOME........................................        13,917,910
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on investments.............................         9,441,405
Net change in unrealized appreciation /
 depreciation of investments.................................        71,007,114
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS.............................................        80,448,519
                                                                    -----------

NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS.............................................       $94,366,429
                                                                    ===========

*Includes non-cash dividends of $806,864.

                             See accompanying notes

                                                                          REIT-4

Delaware VIP Trust- Delaware VIP REIT Series
Statements of Changes in Net Assets

                                                             Year Ended
                                                      12/31/03       12/31/02


INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
Net investment income ............................. $ 13,917,910   $  8,762,528
Net realized gain on investments...................    9,441,405      1,102,096
Net change in unrealized appreciation /
  depreciation of investments .....................   71,007,114    (10,504,963)
                                                    ------------   ------------
Net increase (decrease) in net assets
  resulting from operations .......................   94,366,429       (640,339)
                                                     ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class....................................   (6,332,149)    (3,095,769)
 Service Class.....................................     (876,297)      (275,611)
Net realized gain on investments:
 Standard Class....................................   (1,944,081)    (1,923,869)
 Service Class.....................................     (283,985)      (180,984)
                                                    ------------   ------------
                                                      (9,436,512)    (5,476,233)
                                                    ------------   ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class....................................   99,035,035    170,102,287
 Service Class.....................................   34,637,154     28,862,813
Net asset value of shares issued upon
 reinvestment of dividends and distributions:
 Standard Class....................................    8,276,230      5,019,638
 Service Class.....................................    1,160,282        456,595
                                                    ------------   ------------
                                                     143,108,701    204,441,333
                                                    ------------   ------------
Cost of shares repurchased:
 Standard Class....................................  (46,081,982)   (43,587,371)
 Service Class.....................................   (7,700,660)    (9,165,279)
                                                    ------------   ------------
                                                     (53,782,642)   (52,752,650)
                                                    ------------   ------------
Increase in net assets derived from capital
 share transactions................................   89,326,059    151,688,683
                                                    ------------   ------------

NET INCREASE IN NET ASSETS.........................  174,255,976    145,572,111

NET ASSETS:
Beginning of year..................................  253,978,217    108,406,106
                                                    ------------   ------------
End of year........................................ $428,234,193   $253,978,217
                                                    ============   ============

                             See accompanying notes

                                                                          REIT-4

Delaware VIP Trust-
Delaware VIP REIT Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                Delaware VIP REIT Series Standard Class
                                                                              Year Ended
                                                    12/31/03      12/31/02     12/31/01       12/31/00      2/31/99
                                                    -----------------------------------------------------------------
Net asset value, beginning of period.............   $11.730        $11.700      $11.020       $  8.670         $9.100

Income (loss) from investment operations:
Net investment income(1).........................     0.586          0.534        0.571          0.532          0.334
Net realized and unrealized gain (loss) on
  investments....................................     3.271          0.010        0.361          2.100         (0.574)
                                                    -------        -------      -------        -------         ------
Total from investment operations.................     3.857          0.544        0.932          2.632         (0.240)
                                                    -------        -------      -------        -------         ------
Less dividends and distributions from:
Net investment income............................    (0.342)        (0.317)      (0.209)        (0.282)        (0.190)
Net realized gain on investments.................    (0.105)        (0.197)      (0.043)            --             --
                                                    -------        -------      -------        -------         ------
Total dividends and distributions................    (0.447)        (0.514)      (0.252)        (0.282)        (0.190)
                                                    -------        -------      -------        -------         ------

Net asset value, end of period...................   $15.140        $11.730      $11.700        $11.020         $8.670
                                                    =======        =======      =======        =======         ======

Total return(2)..................................    34.02%          4.52%        8.79%         31.33%         (2.61%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)..........  $359,958       $225,826      $99,787        $57,664        $11,624
Ratio of expenses to average net assets..........    .0.86%          0.84%        0.85%          0.85%          0.85%
Ratio of expenses to average net assets prior
  to expenselimitation and expenses paid
  indirectly.....................................     0.86%          0.84%        0.89%          1.03%          0.96%
Ratio of net investment income to average net
  assets.........................................     4.51%          4.52%        5.16%          5.63%          5.65%
Ratio of net investment income to average net
  assets prior to expense limitation and expenses
  paid indirectly ...............................     4.51%          4.52%        5.12%          5.45%          5.54%
Portfolio turnover...............................       37%            53%          56%            31%            33%

-----------------
(1) The average shares outstanding method has been applied for per share information for the years ended December 31, 2003, 2002, 2001 and 2000.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                          REIT-5

Delaware VIP REIT Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                         Delaware VIP REIT Series Service Class
                                                                                              5/1/00(1)
                                                                 Year Ended                      to
                                                   12/31/03       12/31/02     12/31/01       12/31/00
                                                   ---------------------------------------------------
Net asset value, beginning of period.............   $11.720        $11.700      $11.020         $9.180

Income from investment operations:
Net investment income(2).........................     0.556          0.517        0.555          0.389
Net realized and unrealized gain on investments..     3.283             --        0.366          1.451
                                                    -------        -------      -------        -------
Total from investment operations.................     3.839          0.517        0.921          1.840
                                                    -------        -------      -------        -------
Less dividends and distributions from:
Net investment income............................    (0.324)        (0.300)      (0.198)            --
Net realized gain on investments.................    (0.105)        (0.197)      (0.043)            --
                                                    -------        -------      -------        -------
Total dividends and distributions................    (0.429)        (0.497)      (0.241)            --
                                                    -------        -------      -------        -------
Net asset value, end of period...................   $15.130        $11.720      $11.700        $11.020
                                                    =======        =======      =======        =======

Total return(3)..................................    33.73%          4.38%        8.67%         20.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)..........   $68,276        $28,152       $8,619         $2,501
Ratio of expenses to average net assets..........     1.08%          0.99%        1.00%          1.00%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid
  indirectly.....................................     1.11%          0.99%        1.04%          1.21%
Ratio of net investment income to average net
  assets ........................................     4.29%          4.37%        5.01%          5.69%
Ratio of net investment income to average net
  assets prior to expense limitation and expenses
  paid indirectly................................     4.26%          4.37%        4.97%          5.48%
Portfolio turnover...............................       37%            53%          56%            31%

----------------
(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes

                                                                          REIT-6

Delaware VIP Trust-Delaware VIP REIT Series
Notes to Financial Statements
December 31, 2003

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP REIT Series (the "Series"). The Trust is an open-end investment company. The Series is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum long-term total return, with capital appreciation as a secondary objective.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market, Inc. (NASDAQ) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. The amount of these expenses was approximately $7,450 for the year ended December 31, 2003. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended December 31, 2003 were approximately $1,093. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

                                                                          REIT-7

Delaware VIP REIT Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses do not exceed 0.95% of average daily net assets of the Series through April 30, 2004. No reimbursement was due for the year ended December 31, 2003.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2004 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Prior to May 1, 2003, the Board of Trustees had set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At December 31, 2003, the Series had liabilities payable to affiliates as follows:

                                    Dividend disbursing,
         Investment                 transfer agent fees,
         management                     accounting            Other expenses
       fee payable to               and other expenses        payable to DMC
            DMC                       payable to DSC          and affiliates*
       --------------               --------------------      ---------------
          $263,467                        $16,802                $54,655

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, custodian fees and trustees fees.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2003, the Series made purchases and sales of investment securities other than short-term investments as follows:

 Purchases....................      $192,367,377
 Sales........................      $109,315,081

At December 31, 2003, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series was as follows:

                    Aggregate       Aggregate
   Cost of          unrealized      unrealized          Net unrealized
  investments      appreciation    depreciation          appreciation
  -----------      ------------    ------------         --------------
  $370,818,515     $68,306,072     $(2,155,972)           $66,150,100

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the years ended December 31, 2003 and 2002 was as follows:

                                     Year          Year
                                     Ended         Ended
                                   12/31/03       12/31/02
                                   --------       --------
 Ordinary income..............    $7,208,446     $3,926,328
 Long-term capital gain ......     2,228,066      1,549,905
                                  ----------     ----------
 Total........................    $9,436,512     $5,476,233
                                  ==========     ==========
                                                                          REIT-8

Delaware VIP REIT Series
Notes to Financial Statements (continued)

4. Dividend and Distribution Information (continued)
As of December 31, 2003, the components of net assets on a tax basis were as follows:

 Shares of beneficial interest...........   $337,559,110
 Undistributed ordinary income...........     17,645,896
 Net long-term capital gain..............      6,879,087
 Unrealized appreciation of investments..     66,150,100
                                            ------------
 Net assets..............................   $428,234,193
                                            ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

The undistributed earnings for the Series are estimated pending final notification of the tax character of dividends received from investments in Real Estate Investment Trusts.

5. Capital Shares
Transactions in capital shares were as follows:

                                    Year            Year
                                    Ended           Ended
                                   12/31/03       12/31/02
                                   --------       --------
Shares sold:
 Standard Class...............    7,600,678      14,077,683
 Service Class................    2,621,018       2,412,302

Shares issued upon
 reinvestment of dividends
 and distributions:
 Standard Class...............      710,406         415,533
 Service Class................       99,424          37,766
                                -----------      ----------
                                 11,031,526      16,943,284
                                -----------      ----------
Shares repurchased:
 Standard Class...............   (3,799,870)     (3,766,494)
 Service Class................     (609,461)       (785,912)
                                -----------      ----------
                                 (4,409,331)     (4,552,406)
                                -----------      ----------
Net increase..................    6,622,195      12,390,878
                                ===========      ==========

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2003, or at any time during the year.

7. Credit and Market Risk
The Series concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

8. Tax Information (Unaudited)
For the fiscal year ended December 31, 2003, the Series designates distributions paid during the year as follows:

           (A)              (B)
        Long-Term        Ordinary
      Capital Gains       Income           Total             (C)
      Distributions   Distributions    Distributions      Qualifying
       (Tax Basis)     (Tax Basis)      (Tax Basis)       Dividends(1)
      -------------   --------------   -------------      ------------
           24%             76%             100%               --

------------
(A) and (B) are based on a percentage of the Series' total distributions.
(C) is based on a percentage of ordinary income of the Series.
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

                                                                          REIT-9

Delaware VIP Trust-Delaware VIP REIT Series
Report of Independent Auditors

To the Shareholders and Board of Trustees
Delaware VIP Trust-Delaware VIP REIT Series

We have audited the accompanying statement of net assets of Delaware VIP REIT Series (the "Series") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers, or by other auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Delaware VIP REIT Series at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.



Philadelphia, Pennsylvania
February 6, 2004

                                                               Ernst & Young LLP

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

                                                                         REIT-10

Delaware Investments Family of Funds
       BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                                   Number of            Other
                                                                            Principal         Portfolios in Fund    Directorships
     Name,                   Position(s)                                  Occupation(s)         Complex Overseen       Held by
    Address                   Held with         Length of Time                During          by Trustee/Director  Trustee/Director
 and Birthdate                 Fund(s)             Served                  Past 5 Years            or Officer        or Officer
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Jude T. Driscoll(2)          Chairman and          4 Years -              Since August 2000,           80              None
2005 Market Street            Trustee(4)       Executive Officer     Mr. Driscoll has served in
 Philadelphia, PA                                                   various executive capacities
      19103                                      Trustee since          at different times at
                                                 May 15, 2003          Delaware Investments(1)
March 10, 1963
                                                                      Senior Vice President and
                                                                  Director of Fixed-Income Process -
                                                                     Conseco Capital Management
                                                                      (June 1998 - August 2000)

                                                                         Managing Director -
                                                                    NationsBanc Capital Markets
                                                                     (February 996 - June 1998)

-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

 Walter P. Babich              Trustee             16 Years                 Board Chairman -           98              None
2005 Market Street                                                 Citadel Construction Corporation
 Philadelphia, PA                                                          (1989 - Present)
      19103

 October 1, 1927
-----------------------------------------------------------------------------------------------------------------------------------
  John H. Durham               Trustee            25 Years(3)              Private Investor            98        Trustee - Abington
2005 Market Street                                                                                                Memorial Hospital
 Philadelphia, PA
     19103
                                                                                                                 President/Director-
                                                                                                                  22 WR Corporation
August 7, 1937
-----------------------------------------------------------------------------------------------------------------------------------
   John A. Fry                 Trustee(4)         3 Years                      President -             80              None
2005 Market Street                                                   Franklin & Marshall College
Philadelphia, PA                                                        (June 2002 - Present)
     19103
                                                                       Executive Vice President -
                                                                      University of Pennsylvania
  May 28, 1960                                                         (April 1995 - June 2002)
-----------------------------------------------------------------------------------------------------------------------------------
 Anthony D. Knerr              Trustee            11 Years             Founder/Managing Director -     98              None
2005 Market Street                                                     Anthony Knerr & Associates
 Philadelphia, PA                                                        (Strategic Consulting)
     19103                                                                  (1990 - Present)

December 7, 1938
-----------------------------------------------------------------------------------------------------------------------------------

                                                                         REIT-11

                                                                                                   Number of            Other
                                                                            Principal         Portfolios in Fund    Directorships
     Name,                   Position(s)                                  Occupation(s)         Complex Overseen       Held by
    Address                   Held with         Length of Time                During          by Trustee/Director  Trustee/Director
 and Birthdate                 Fund(s)             Served                  Past 5 Years            or Officer        or Officer
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (continued)

   Ann R. Leven                Trustee             15 Years         Treasurer/Chief Fiscal Officer -   98          Director - Andy
2005 Market Street                                                      National Gallery of Art                   Warhol Foundation
 Philadelphia, PA                                                            (1994 - 1999)
     19103                                                                                                            Director -
                                                                                                                     Systemax Inc.
November 1, 1940
-----------------------------------------------------------------------------------------------------------------------------------
 Thomas F. Madison             Trustee             10 Years                 President/Chief            98             Director -
2005 Market Street                                                         Executive Officer -                      Banner Health
 Philadelphia, PA                                                          MLM Partners, Inc.
    19103                                                               (Small Business Investing                     Director -
                                                                             and Consulting)                      CenterPoint Energy
                                                                        (January 1993 - Present)
February 25, 1936
                                                                                                                      Director -
                                                                                                                  Digital River Inc.

                                                                                                                  Director - Rimage
                                                                                                                      Corporation
-----------------------------------------------------------------------------------------------------------------------------------
   Janet L. Yeomans            Trustee             5 Years              Vice President/Mergers &       98              None
  2005 Market Street                                                  Acquisitions - 3M Corporation
   Philadelphia, PA                                                     (January 2003 - Present)
        19103
                                                                          Ms. Yeomans has held
    July 31, 1948                                                     various management positions
                                                                      at 3M Corporation since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

 Joseph H. Hastings           Executive           Executive             Mr. Hastings has served in     98              None
 2005 Market Street        Vice President       Vice President         various executive capacities
  Philadelphia, PA              and                  and                   at different times at
      19103                Chief Financial      Chief Financial            Delaware Investments.
                               Officer          Officer since
                                               August 21, 2003
December 19, 1949
-----------------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro    Senior Vice President, Chief Legal Officer        Ms. Maestro has served in     98              None
2005 Market Street      Chief Legal Officer         since               various executive capacities
 Philadelphia, PA         and Secretary         March 17, 2003             at different times at
      19103                                                                Delaware Investments.

November 26, 1957
-----------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof     Senior Vice President        8 Years               Mr. Bishof has served in      98              None
2005 Market Street        and Treasurer                                various executive capacities
 Philadelphia, PA                                                        at different times at
     19103                                                                 Delaware Investments.

August 18, 1962
-----------------------------------------------------------------------------------------------------------------------------------

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.


                                                                       (8521)


                                                                         REIT-12

FOR CAPITAL APPRECIATION

Delaware VIP Trust-Delaware VIP Select Growth Series

Portfolio Snapshot
   Stocks experienced rising values for much of the period following the end of major combat in the Iraqi conflict. Cause for the steady runup included robust economic expansion, as evidenced by the Commerce Department's revision of third quarter gross domestic product (GDP) to +8.2%, a level not seen in nearly two decades. With the backdrop of a strengthening economy, investors witnessed accelerating corporate earnings. Investors also appeared to be willing to take on added risk during the 12-month period, as evidenced by the outperformance of companies with less-desirable market fundamentals, such as those with low prices relative to earnings. This trend contributed to the relative outperformance of growth-oriented stocks versus value-oriented names. Among the notable market trends during the period, investors appeared drawn to stocks of down-and-out market sectors, such as technology, as well as smaller-sized companies. Fortunately, these trends aligned themselves well with the type of stocks within the Series. As a result, the Series returned +39.46% (Standard Class shares with distributions reinvested) for the year. As a gauge of performance, the Series' benchmark, the Standard & Poor's 500 Index returned +28.67%.
   In review, the Series benefited from its exposure to such technology-related companies as Xilinx and Analog Devices. The Series also gained performance during the 12-month period from its position in Watson Pharmaceuticals, which rose more than 20 percent in the month of November. The Series lost a measure of performance with its holding of Kohl's, which suffered from disappointing sales results during the year, as well as CV Therapeutics, which slipped after investors discovered the introduction of its new heart-related drug might be delayed.

Investment Outlook
   Looking forward, we remain optimistic that the overall economy will continue to show improvement. Within equity markets, the fourth quarter marked a change from the rest of the year in that the poorest-quality issues did not lead the market. We believe that this shift towards higher-quality issues should continue if the strongest companies within individual industries benefit from the improving macroeconomic environment and leverage their inherent strengths. We believe our investment strategy of focusing on these industry leaders should perform well if this shift occurs.

[GRAPHIC OMITTED]

Performance of a $10,000 Investment:
May 3, 1999 (Series inception)
through December 31, 2003

                                     Delaware VIP
                                Select Growth Series
              S&P 500 Index    (Standard Class Shares)
              -------------    -----------------------
May.31,'99      $10,000                $10,000
Dec.31,'99      $11,368                $14,290
Dec.31,'00      $10,333                $11,081
Dec.31,'01      $ 9,105                $ 8,445
Dec.31,'02      $ 7,093                $ 5,698
Dec.31,'02      $ 9,127                $ 7,947

                   Delaware VIP Select Growth Series
                      Average Annual Total Returns
                   ---------------------------------
                   Standard Class      Service Class
                     Shares*             Shares**
      Lifetime        -4.80%             -13.41%
      One Year       +39.46%             +39.07%

          For the periods ended December 31, 2003

 *Commenced operations on May 3, 1999.
**Commenced operations on May 1, 2000.

Past performance is not a guarantee of future results. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The chart shows a $10,000 investment in Delaware VIP Select Growth Series Standard Class shares for the period from the Series' inception on May 3, 1999 through December 31, 2003. The chart assumes all distributions were reinvested. The chart also shows a $10,000 investment in the S&P 500 Index at that month's end, May 31, 1999. After May 31, 1999, returns plotted on the chart were as of the last day of each month shown. The S&P 500 Index measures the performance of mostly large-capitalization U.S. companies. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. An expense limitation was in effect for Delaware VIP Select Growth Series during the periods shown. Performance does not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity or variable life prospectus.

                                                                 Select Growth-1

Delaware VIP Trust-Delaware VIP Select Growth Series
Statement of Net Assets
December 31, 2003
                                          Number of       Market
                                            Shares        Value
  COMMON STOCK-97.36%
  Banking & Finance-12.84%
 +AmeriTrade Holding...................     47,300     $665,511
  City National........................      8,100      503,172
  Eaton Vance..........................      9,400      344,416
  First Tennessee National.............      7,300      321,930
  IndyMac Bancorp......................     24,700      735,813
  Lehman Brothers Holdings.............      5,500      424,710
  Webster Financial....................      7,400      339,364
  Westcorp.............................      9,700      354,535
                                                      ---------
                                                      3,689,451
                                                      ---------

  Business Services-8.35%
 +Affiliated Computer Services Class A       5,600      304,976
 +Cendant..............................     43,600      970,972
  Manpower.............................      9,000      423,720
 +United Rentals.......................     36,500      702,990
                                                      ---------
                                                      2,402,658
                                                      ---------
  Cable, Media & Publishing-8.41%
  Clear Channel Communications.........      6,100      285,663
 +Comcast Special Class A..............     30,200      944,656
 +Mediacom Communications..............     57,200      495,924
 +Westwood One.........................     20,200      691,042
                                                      ---------
                                                      2,417,285
                                                      ---------
  Computer Software-1.47%
  Henry (Jack) & Associates............     20,600      423,948
                                                      ---------
                                                        423,948
                                                      ---------
  Computers & Technology-3.31%
  ASML Holding N.V.....................     22,700      455,135
#+Convera Restricted...................     31,900       97,662
#+EOS International Restricted.........    212,900       84,308
 +Fiserv...............................      8,000      316,080
                                                      ---------
                                                        953,185
                                                      ---------
  Consumer Non-Durables-10.70%
 +Amazon.com...........................      9,200      484,288
 +Bed Bath & Beyond....................     10,100      437,835
  Gap..................................     15,400      357,434
 +Kohl's...............................      4,700      211,218
  Lowe's Companies.....................     11,500      636,985
 +Staples..............................     22,300      608,790
 +Williams - Sonoma....................      9,800      340,746
                                                      ---------
                                                      3,077,296
                                                      ---------
  Electronics & Electrical
   Equipment-2.96%
 +Fisher Scientific International......     20,600      852,222
                                                      ---------
                                                        852,222
                                                      ---------
  Healthcare & Pharmaceuticals-18.79%
 +Acusphere............................     10,000       87,800
  Allergan.............................      3,700      284,197
 +Amgen................................      8,500      525,300
 +Anthem...............................      3,900      292,500
 +Biogen Idec..........................     19,000      698,820

                                         Number of       Market
                                            Shares        Value
  COMMON STOCK (continued)
  Healthcare & Pharmaceuticals (continued)
 +Conceptus............................     26,500     $281,430
 +CV Therapeutics......................      1,500       21,990
 +ImClone Systems......................      3,500      138,810
 +IntraBiotics Pharmaceuticals.........      6,208       99,954
 +Invitrogen...........................      5,200      364,000
  Johnson & Johnson....................     11,200      578,592
 +Nektar Therapeutics..................     29,300      398,773
 +Pain Therapeutics....................     83,200      578,240
 +Protein Design Labs..................     34,100      610,390
 +SciClone Pharmaceuticals.............     29,000      196,620
 +Watson Pharmaceuticals...............      5,300      243,800
                                                     ----------
                                                      5,401,216
                                                     ----------
  Insurance-8.73%
  AMBAC Financial Group................     11,800      818,802
  Berkley (W.R.).......................     10,327      360,929
  HCC Insurance........................     17,000      540,600
  PartnerRe............................     13,600      789,480
                                                     ----------
                                                      2,509,811
                                                     ----------
  Leisure, Lodging & Entertainment-5.32%
  Marriott International Class A.......     11,900      549,780
  Royal Caribbean Cruises..............     28,200      981,078
                                                     ----------
                                                      1,530,858
                                                     ----------
  Retail-1.04%
 +Krispy Kreme Doughnuts...............      8,200      300,120
                                                     ----------
                                                        300,120
                                                     ----------
  Semiconductors-10.52%
 +Agere Systems Class A................    124,600      380,030
  Analog Devices.......................     13,400      611,710
 +Emulex...............................     10,100      269,468
  Linear Technology....................      8,500      357,595
 +Micrel...............................     26,100      406,638
 +Novellus Systems.....................     10,800      454,140
 +Xilinx...............................     14,100      546,234
                                                     ----------
                                                      3,025,815
                                                     ----------
  Technology/Hardware-3.11%
 +EMC..................................     26,100      337,212
  Intel................................     11,300      363,860
 +Network Appliance....................      9,400      192,982
                                                     ----------
                                                        894,054
                                                     ----------
  Telecommunications-0.77%
 +Cisco Systems........................      9,100      221,039
                                                     ----------
                                                        221,039
                                                     ----------
  Transportation-1.04%
 +Marten Transport.....................     19,450      299,141
                                                     ----------
                                                        299,141
                                                     ----------
  Total Common Stock (cost $22,698,749)              27,998,099
                                                     ----------


                                                                 Select Growth-2

Delaware VIP Select Growth Series
Statement of Net Assets (continued)
                                                  Principal      Market
                                                     Amount       Value
REPURCHASE AGREEMENTS-3.06%
 With BNP Paribas 0.85% 1/2/04 (dated
 12/31/03, collateralized by $20,000
  U.S. Treasury Bills due 3/25/04,
  market value $20,352, $75,000
  U.S. Treasury Notes 3.625% due 3/31/04,
  market value $76,676, $232,000
  U.S. Treasury Notes 6.00% due 8/15/04,
  market value $244,513, and $120,000
  U.S. Treasury Notes 1.625% due 1/31/05,
  market value $121,135)...............            $453,000    $453,000

                                                  Principal      Market
                                                     Amount       Value

 REPURCHASE AGREEMENTS (continued)
  With UBS Warburg 0.85% 1/2/04 (dated
  12/31/03, collateralized by $99,000
  U.S. Treasury Notes 1.625% due 3/31/05,
  market value $100,216, $3,000
  U.S. Treasury Notes 5.50% due 2/15/08,
  market value $3,841 and $298,000
  U.S. Treasury Notes 5.625% due 5/15/08,
  market value $332,703)...............            $428,000    $428,000
                                                               --------
 Total Repurchase Agreements
   (cost $881,000).....................                         881,000
                                                               --------

TOTAL MARKET VALUE OF SECURITIES-100.42% (cost $23,579,749)................................28,879,099

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.42%)......................................(121,003)
                                                                                          -----------

NET ASSETS APPLICABLE TO 3,688,619 SHARES OUTSTANDING-100.00%.............................$28,758,096
                                                                                          ===========

NET ASSET VALUE-DELAWARE VIP SELECT GROWTH SERIES STANDARD CLASS
  ($23,088,579 / 2,957,898 shares)..............................................................$7.81
                                                                                                =====
NET ASSET VALUE-DELAWARE VIP SELECT GROWTH SERIES SERVICE CLASS
  ($5,669,517 / 730,721 shares).................................................................$7.76
                                                                                                =====
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2003:
Shares of beneficial interest (unlimited authorization-no par)............................$79,947,696
Accumulated net realized loss on investments..............................................(56,488,950)
Net unrealized appreciation of investments..................................................5,299,350
                                                                                          -----------
Total net assets..........................................................................$28,758,096
                                                                                          ===========

_____________________

+Non-income producing security for the year ended December 31, 2003. #Restricted Security-Investment in a security not registered under the
 Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At December 31, 2003, the aggregate amount of restricted securities equals $181,970 or 0.63% of the Series' net assets. The Security is being fair valued in accordance with the Series' fair valuation policy (see Note #1 to the Financial Statements).

                             See accompanying notes


                                                                 Select Growth-3

Delaware VIP Trust
Delaware VIP Select Growth Series
Statement of Operations
Year Ended December 31, 2003

INVESTMENT INCOME:
Dividends..............................    $167,881
Interest...............................       6,352
                                         ----------
                                            174,233
                                         ----------

EXPENSES:
Management fees........................     220,835
Distribution expenses-Service Class....      14,200
Accounting and administration expenses.       9,883
Dividend disbursing and transfer agent
 fees and expenses.....................       2,763
Custodian fees.........................       2,604
Professional fees......................       1,492
Reports and statements to shareholders.       1,376
Trustees' fees.........................       1,334
Other..................................       4,521
                                         ----------
                                            259,008
Less waiver of distribution
 expenses-Service Class................      (1,814)
Less expenses paid indirectly..........        (707)
                                         ----------
Total expenses.........................     256,487
                                         ----------

NET INVESTMENT LOSS....................     (82,254)
                                         ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
Net realized loss on investments.......  (1,302,849)
Net change in unrealized appreciation/
 depreciation of investments...........  11,105,063
                                         ----------

NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS........................   9,802,214
                                         ----------

NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS.......................  $9,719,960
                                         ==========

               See accompanying notes


Delaware VIP Trust-
Delaware VIP Select Growth Series
Statements of Changes in Net Assets

                                                      Year Ended
                                               12/31/03         12/31/02
                                               --------         --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
Net investment loss....................      $  (82,254)     $  (189,178)
Net realized loss on investments.......      (1,302,849)      (9,046,917)
Net change in unrealized appreciation/
 depreciation of investments...........      11,105,063      (11,733,410)
                                            -----------      -----------
Net increase (decrease) in net assets
 resulting from operations.............       9,719,960      (20,969,505)
                                            -----------      -----------

Capital Share Transactions:
Proceeds from shares sold:
 Standard Class........................       1,545,512        4,204,618
 Service Class.........................       1,132,995        1,577,606
                                            -----------      -----------
                                              2,678,507        5,782,224
                                            -----------      -----------
COST OF SHARES REPURCHASED:
 Standard Class........................     (13,343,355)     (15,655,086)
 Service Class.........................      (4,371,098)      (4,685,359)
                                            -----------      -----------
                                            (17,714,453)      20,340,445)
                                            -----------      -----------
Decrease in net assets derived from
 capital ~share transactions...........     (15,035,946)     (14,558,221)
                                            -----------      -----------

NET DECREASE IN NET ASSETS.............      (5,315,986)     (35,527,726)

NET ASSETS:
Beginning of year......................      34,074,082       69,601,808
                                            -----------      -----------
End of year............................     $28,758,096      $34,074,082
                                            ===========      ===========

                             See accompanying notes

                                                                 Select Growth-4

Delaware VIP Trust-Delaware VIP Select Growth Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                            Delaware VIP Select Growth Series Standard Class
                                                                                                                5/3/99(1)
                                                                            Year Ended                             to
                                                    12/31/03       12/31/02       12/31/01       12/31/00       12/31/99
                                                    ---------------------------------------------------------------------
Net asset value, beginning of period..........        $5.600         $8.300        $10.890        $14.300        $10.000

Income (loss) from investment operations:
Net investment income (loss)(2)...............        (0.016)        (0.024)        (0.019)        (0.040)         0.011
Net realized and unrealized gain (loss)
 on investments...............................         2.226         (2.676)        (2.571)        (3.078)         4.289
                                                     -------        -------        -------        -------        -------

Total from investment operations..............         2.210         (2.700)        (2.590)        (3.118)         4.300
                                                     -------        -------        -------        -------        -------

Less dividends and distributions from:
Net investment income.........................             -              -              -         (0.007)             -
Net realized gain on investments..............             -              -              -         (0.285)             -
                                                     -------        -------        -------        -------        -------
Total dividends and distributions.............             -              -              -         (0.292)             -
                                                     -------        -------        -------        -------        -------

Net asset value, end of period................        $7.810         $5.600         $8.300        $10.890        $14.300
                                                     =======        =======        =======       ========       ========

Total return(3)...............................        39.46%        (32.53%)       (23.78%)       (22.46%)        42.90%

Ratios and supplemental data:
Net assets, end of period (000 omitted).......       $23,089        $27,056        $55,104        $80,443        $53,529

Ratio of expenses to average net assets.......         0.83%          0.86%          0.85%          0.82%          0.80%
Ratio of expenses to average net asset
 prior to expense~limitation and expenses
 paid indirectly..............................         0.83%          0.86%          0.88%          0.89%          0.81%
Ratio of net investment income (loss) to
 average net assets...........................        (0.24%)        (0.35%)        (0.22%)        (0.30%)         0.32%
Ratio of net investment income (loss) to
 average net assets prior to expense
 limitation and expenses paid indirectly......        (0.24%)        (0.35%)        (0.25%)        (0.37%)         0.29%
Portfolio turnover............................           72%           106%           135%           158%           174%

______________________
(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information for the years ended December 31, 2003, 2002, 2001 and 2000.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                      See accompanying notes

                                                                 Select Growth-5

Delaware VIP Select Growth Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                       Delaware VIP Select Growth Series Service Class
                                                                                                5/1/00(1)
                                                                  Year Ended                        to
                                                    12/31/03       12/31/02       12/31/01       12/31/00
                                                    --------       --------       --------       --------
Net asset value, beginning of period..........      $5.580          $8.280        $10.880        $13.160

Income (loss) from investment operations:
Net investment loss(2)........................      (0.030)         (0.034)        (0.032)        (0.043)
Net realized and unrealized gain (loss)
 on investments...............................       2.210          (2.666)        (2.568)        (2.237)
                                                   -------         -------        -------        -------
Total from investment operations..............       2.180          (2.700)        (2.600)        (2.280)
                                                   -------         -------        -------        -------

Net asset value, end of period................      $7.760          $5.580         $8.280        $10.880
                                                   =======         =======        =======       ========

Total return(3)...............................      39.07%         (32.61%)       (23.90%)       (17.33%)

Ratios and supplemental data:
Net assets, end of period (000 omitted).......      $5,670          $7,018        $14,498        $16,916
Ratio of expenses to average net assets.......       1.05%           1.01%          1.00%          0.99%
Ratio of expenses to average net assets prior
 to expense limitation and expenses paid
 indirectly...................................       1.08%           1.01%          1.03%          1.06%
Ratio of net investment loss to average
 net assets...................................      (0.46%)         (0.50%)        (0.37%)        (0.48%)
Ratio of net investment loss to average
 net assets prior to expense limitation
 and expenses paid indirectly.................      (0.49%)         (0.50%)        (0.40%)        (0.55%)
Portfolio turnover............................         72%            106%           135%           158%

_____________________
(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                 Select Growth-6

Delaware VIP Trust-Delaware VIP Select Growth Series
Notes to Financial Statements
December 31, 2003

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP Select Growth Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market, Inc. (NASDAQ) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. The amount of these expenses was approximately $707 for the year ended December 31, 2003. In addition, the Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2003. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next
$1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.90% of average daily net assets of the Series through April 30, 2004. No reimbursement was due for the year ended December 31, 2003.


                                                                 Select Growth-7

Delaware VIP Select Growth Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued) Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2004 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Prior to May 1, 2003, the Board of Trustees had set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At December 31, 2003, the Series had liabilities payable to affiliates as follows:

                          Dividend disbursing,
      Investment          transfer agent fees,
      management              accounting           Other expenses
     fee payable to        and other expenses      payable to DMC
          DMC                payable to DSC        and affiliates*
     --------------       --------------------     ---------------
        $18,080                 $1,147                 $4,120

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, custodian fees and trustees' fees.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2003, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases.....................           $20,734,590
Sales.........................           $36,500,228

At December 31, 2003, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                  Aggregate        Aggregate
 Cost of          unrealized       unrealized      Net unrealized
investments      appreciation     depreciation      appreciation
-----------      ------------     ------------     ---------------
24,424,838        $5,221,381       $(767,120)        $4,454,261

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. There were no dividends and distributions paid during the years ended December 31, 2003 and 2002.

As of December 31, 2003, the components of net assets on a tax basis were as follows:


Shares of beneficial interest.............    $79,947,696
Capital loss carryforwards................    (55,643,861)
Unrealized appreciation of investments....      4,454,261
Net assets................................    $28,758,096

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $10,588,983 expires in 2008, $30,958,389 expires in 2009, $10,812,739 expires in 2010 and $3,283,750 expires in 2011.


                                                                 Select Growth-8

Delaware VIP Select Growth Series
Notes to Financial Statements (continued)

5. Capital Shares Transactions in capital shares were as follows:

                                            Year           Year
                                           Ended          Ended
                                          12/31/03       12/31/02
                                          --------       --------
Shares sold:
 Standard Class...............             234,538        584,464
 Service Class................             168,600        226,208
                                        ----------     ----------
                                           403,138        810,672
                                        ----------     ----------
Shares repurchased:
 Standard Class...............          (2,109,730)    (2,388,088)
 Service Class................            (696,514)      (717,922)
                                        ----------     ----------
                                        (2,806,244)    (3,106,010)
                                        ----------     ----------
Net decrease..................          (2,403,106)    (2,295,338)
                                        ==========     ==========

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2003, or at any time during the year.

7. Credit and Market Risk
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of ~small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.



                                                                 Select Growth-9

Delaware VIP Trust-Delaware VIP Select Growth Series
Report of Independent Auditors

To the Shareholders and
Board of Trustees Delaware VIP Trust-Delaware VIP Select Growth Series

We have audited the accompanying statement of net assets of Delaware VIP Select Growth Series (the "Series") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers, or by other auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Delaware VIP Select Growth Series at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                              Ernest & Young LLP

Philadelphia, Pennsylvania
February 6, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------


                                                                Select Growth-10

Delaware Investments Family of Funds
       BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                                   Number of            Other
                                                                            Principal         Portfolios in Fund    Directorships
     Name,                   Position(s)                                  Occupation(s)         Complex Overseen       Held by
    Address                   Held with         Length of Time                During          by Trustee/Director  Trustee/Director
 and Birthdate                 Fund(s)             Served                  Past 5 Years            or Officer        or Officer
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Jude T. Driscoll(2)          Chairman and          4 Years -              Since August 2000,           80              None
2005 Market Street            Trustee(4)       Executive Officer     Mr. Driscoll has served in
 Philadelphia, PA                                                   various executive capacities
      19103                                      Trustee since          at different times at
                                                 May 15, 2003          Delaware Investments(1)
March 10, 1963
                                                                      Senior Vice President and
                                                                  Director of Fixed-Income Process -
                                                                     Conseco Capital Management
                                                                      (June 1998 - August 2000)

                                                                           Managing Director -
                                                                     NationsBanc Capital Markets
                                                                     (February 1996 - June 1998)

-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

 Walter P. Babich              Trustee            16 Years                  Board Chairman -           98              None
2005 Market Street                                                 Citadel Construction Corporation
 Philadelphia, PA                                                          (1989 - Present)
      19103

 October 1, 1927
-----------------------------------------------------------------------------------------------------------------------------------
  John H. Durham               Trustee            25 Years(3)              Private Investor            98        Trustee - Abington
2005 Market Street                                                                                                Memorial Hospital
 Philadelphia, PA
     19103
                                                                                                                 President/Director-
                                                                                                                  22 WR Corporation
August 7, 1937
-----------------------------------------------------------------------------------------------------------------------------------
   John A. Fry                 Trustee(4)         3 Years                      President -             80              None
2005 Market Street                                                   Franklin & Marshall College
Philadelphia, PA                                                        (June 2002 - Present)
     19103
                                                                       Executive Vice President -
                                                                      University of Pennsylvania
  May 28, 1960                                                         (April 1995 - June 2002)
-----------------------------------------------------------------------------------------------------------------------------------
 Anthony D. Knerr              Trustee            11 Years             Founder/Managing Director -     98              None
2005 Market Street                                                     Anthony Knerr & Associates
 Philadelphia, PA                                                        (Strategic Consulting)
     19103                                                                  (1990 - Present)

December 7, 1938
-----------------------------------------------------------------------------------------------------------------------------------

                                                   International Value Equity-13

                                                                                                   Number of            Other
                                                                            Principal         Portfolios in Fund    Directorships
     Name,                   Position(s)                                  Occupation(s)         Complex Overseen       Held by
    Address                   Held with         Length of Time                During          by Trustee/Director  Trustee/Director
 and Birthdate                 Fund(s)             Served                  Past 5 Years            or Officer        or Officer
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (continued)

   Ann R. Leven                Trustee             15 Years       Treasurer/Chief Fiscal Officer -     98          Director - Andy
2005 Market Street                                                    National Gallery of Art                     Warhol Foundation
 Philadelphia, PA                                                          (1994 - 1999)
     19103                                                                                                            Director -
                                                                                                                     Systemax Inc.
November 1, 1940
-----------------------------------------------------------------------------------------------------------------------------------
 Thomas F. Madison             Trustee             10 Years                 President/Chief            98             Director -
2005 Market Street                                                         Executive Officer -                      Banner Health
 Philadelphia, PA                                                          MLM Partners, Inc.
    19103                                                               (Small Business Investing                     Director -
                                                                             and Consulting)                      CenterPoint Energy
                                                                        (January 1993 - Present)
February 25, 1936
                                                                                                                      Director -
                                                                                                                  Digital River Inc.

                                                                                                                  Director - Rimage
                                                                                                                      Corporation
-----------------------------------------------------------------------------------------------------------------------------------
   Janet L. Yeomans            Trustee             5 Years              Vice President/Mergers &       98              None
  2005 Market Street                                                  Acquisitions - 3M Corporation
   Philadelphia, PA                                                     (January 2003 - Present)
      19103
                                                                          Ms. Yeomans has held
    July 31, 1948                                                     various management positions
                                                                      at 3M Corporation since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

 Joseph H. Hastings           Executive           Executive             Mr. Hastings has served in     98              None
 2005 Market Street        Vice President       Vice President         various executive capacities
Philadelphia, PA                and                  and                  at different times at
    19103                  Chief Financial       Chief Financial           Delaware Investments.
                              Officer           Officer since
                                               August 21, 2003
December 19, 1949
-----------------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro    Senior Vice President, Chief Legal Officer        Ms. Maestro has served in     98              None
2005 Market Street      Chief Legal Officer         since               various executive capacities
 Philadelphia, PA         and Secretary         March 17, 2003             at different times at
      19103                                                                Delaware Investments.

November 26, 1957
-----------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof     Senior Vice President        8 Years               Mr. Bishof has served in      98              None
2005 Market Street        and Treasurer                                various executive capacities
 Philadelphia, PA                                                        at different times at
     19103                                                               Delaware Investments.

August 18, 1962
-----------------------------------------------------------------------------------------------------------------------------------

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.

(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.

(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.

(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.


                                                                          (8533)

                                                                Select Growth-12

FOR CAPITAL APPRECIATION

Delaware VIP Trust-Delaware VIP Small Cap Value Series

Portfolio Snapshot
   It was an outstanding year for small-cap value stocks, as smaller issues generally led a bull market that started in the spring and continued through the end of 2003. The Russell 2000 Value Index advanced +46.03% for 2003, and Delaware VIP Small Cap Value Series returned +41.98% (Standard Class shares with distributions reinvested).
   Investor optimism for continued economic growth also generally led to inflated valuations for lower-quality names. Often during the period, investors bought stocks of companies with no earnings potential, high earnings multiples, and highly leveraged balance sheets. In fact, lower-quality companies led the market after mid-March. Nonetheless, we continue to focus on companies that we believe have the ability to generate strong free cash flow, the potential to increase dividends, and a commitment to reducing debt -- attributes that remain a core part of our stock selection process.
   As the economy gained strength, we emphasized economically sensitive sectors of the market. A good example is the basic industries sector, which has significant concentrations in metal, forest and paper, materials and mining, and specialty/chemicals companies. We also became increasingly optimistic about consumer-oriented stocks, particularly those in capital spending and consumer services. While we were cautious with regard to the technology sector, selecting only those companies with strong earnings prospects, we increased our position to a modest overweighting by year end.

Investment Outlook
   Generally speaking, we are encouraged by the state of the economy and expect to see continued momentum in 2004. Over the short term, we anticipate that our small-cap portfolio will become more defensive in certain sectors while maintaining exposure to some industries that we think will have pricing power during this current economic environment.

                                                      Delaware VIP
                                                        Small Cap
                              Russell 2000            Value Series
                              Value Index       (Standard Class Shares)
                              -----------       -----------------------
May   4, '98                    $10,000                  $10,000
May  31, '98                    $ 9,845                  $10,078
Dec. 31, '98                    $12,380                  $12,482
Dec. 31, '99                    $15,026                  $15,296
Dec. 31, '00                    $19,787                  $20,330
Dec. 31, '01                    $18,511                  $19,356
Dec. 31, '02                    $18,235                  $18,415
                                $22,393                  $21,763
                                $25,548                  $24,340
                                $22,631                  $22,977
                                $33,047                  $32,621

    Delaware VIP Small Cap Value Series
      Average Annual Total Returns

               Standard Class   Service Class
                   Shares*         Shares**
               --------------   -------------
    Lifetime      +12.77%          +16.86%
    10 Years      +12.55%              --
    Five Years    +11.00%              --
    One Year      +41.98%          +41.66%

    For the periods ended December 31, 2003
 *Commenced operations on December 27, 1993.
**Commenced operations on May 1, 2000.

Past performance is not a guarantee of future results. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The chart shows a $10,000 investment in Delaware VIP Small Cap Value Series Standard Class shares and the Russell 2000 Value Index for the 10-year period from December 31, 1993 through December 31, 2003. The chart assumes all distributions were reinvested. Returns plotted on the chart were as of the last day of each month shown. The Russell 2000 Value Index is an unmanaged stock composite that measures the stocks of small, value-oriented companies. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest in an index. Earnings from a variable annuity investment compound tax-free until withdrawal, so no adjustments were made for income taxes. An expense limitation was in effect for Delaware VIP Small Cap Value Series during the periods shown. Performance does not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity or variable life prospectus.

                                                               Small Cap Value-1

Delaware VIP Trust-Delaware VIP Small Cap Value Series
Statement of Net Assets
December 31, 2003

                                             Number of         Market
                                              Shares           Value
  COMMON STOCK-91.41%
  Aerospace & Defense-1.08%
*+Armor Holdings..................             82,000      $ 2,157,420
 +Herley Industries...............            163,100        3,376,170
                                                           -----------
                                                             5,533,590
                                                           -----------

  Banking, Finance & Insurance-14.19%
  AmerUs Group....................            140,600        4,916,782
  Berkley (W.R.)..................            136,275        4,762,811
 *Boston Private Financial Holdings           173,100        4,299,804
  Colonial BancGroup..............            378,000        6,546,960
  Commercial Federal..............            149,500        3,993,145
  Compass Bancshares..............            158,400        6,226,704
  First Federal Capital...........            110,100        2,479,452
  First Republic Bank.............            101,100        3,619,380
  Gold Banc.......................            262,600        3,692,156
 *Greater Bay Bancorp.............            203,500        5,795,680
  Harleysville Group..............            135,300        2,691,117
  MAF Bancorp.....................            107,600        4,508,440
  Platinum Underwriters Holdings..             76,100        2,283,000
 *Provident Bankshares............            138,300        4,071,552
  RenaissanceRe Holdings..........             95,400        4,679,370
  Republic Bancorp................            185,150        2,497,674
  Riggs National..................            204,700        3,383,691
*+Sterling Financial..............             75,852        2,596,414
                                                           -----------
                                                            73,044,132
                                                           -----------
  Basic Industry/Capital Goods-7.55%
 *Brink's Company.................            218,100        4,931,241
  Crane...........................            151,000        4,641,740
  Federal Signal..................             98,900        1,732,728
*+Griffon.........................            368,430        7,464,391
  Harsco..........................            103,000        4,513,460
  Kaydon..........................            175,800        4,542,672
 +Mueller Industries..............             88,900        3,054,604
  Smith (A.O.)....................             87,350        3,061,618
*+Terex...........................            172,100        4,901,408
                                                           -----------
                                                            38,843,862
                                                           -----------
  Buildings & Materials-2.08%
  Florida Rock Industries.........             89,300        4,898,105
*+Insituform Technologies Class A             159,900        2,638,350
  Texas Industries................             86,200        3,189,400
                                                           -----------
                                                            10,725,855
                                                           -----------
  Business Services-1.11%
*+Integrated Alarm Services.......            175,900        1,495,150
 +United Stationers...............            102,900        4,210,668
                                                           -----------
                                                             5,705,818
                                                           -----------
  Cable, Media & Publishing-0.47%
  Belo Class A....................             85,200        2,414,568
                                                           -----------
                                                             2,414,568
                                                           -----------
  Chemicals-2.78%
  Fuller (H.B.)...................            113,700        3,381,438
  MacDermid.......................            172,500        5,906,400
 +PolyOne.........................            373,300        2,385,387
  Spartech........................            105,900        2,609,376
                                                           -----------
                                                            14,282,601
                                                           -----------
  Computers & Technology-10.87%
*+Actel...........................            162,800        3,923,480
*+ASM International N.V...........            243,200        4,922,368
 +Bell Microproducts..............            237,900        2,155,374
*+Comverse Technology.............            278,500        4,898,815

                                             Number of         Market
                                               Shares           Value
  COMMON STOCK (continued)
  Computers & Technology (continued)
 +FileNet.........................            118,200      $ 3,200,856
 +Ingram Micro Class A............            253,200        4,025,880
 +International Rectifier.........            100,100        4,945,941
*+Lawson Software.................            473,200        3,894,436
 +Overland Storage................            175,300        3,295,640
*+Photronics......................            116,100        2,312,712
*+Plexus..........................            231,600        3,976,572
 +Storage Technology..............            105,900        2,726,925
  Symbol Technologies.............            167,000        2,820,630
 +Tech Data.......................             84,500        3,353,805
*+Veeco Instruments...............            194,200        5,476,440
                                                           -----------
                                                            55,929,874
                                                           -----------
  Consumer Non-Durables-0.58%
 *Oakley..........................            216,800        3,000,512
                                                           -----------
                                                             3,000,512
                                                           -----------
  Energy-5.75%
  Arch Coal.......................            151,000        4,706,670
  Chesapeake Energy...............            319,000        4,332,020
 +Comstock Resources..............            258,300        4,985,190
*+Grey Wolf.......................            731,500        2,735,810
*+Magnum Hunter Resources.........            436,200        4,148,262
 +Newfield Exploration............            110,400        4,917,216
 +Whiting Petroleum...............            204,100        3,755,440
                                                           -----------
                                                            29,580,608
                                                           -----------
  Engineering & Construction-0.66%
 +Jacobs Engineering Group........             70,300        3,375,103
                                                           -----------
                                                             3,375,103
                                                           -----------
  Environmental Services-0.82%
 +Tetra Tech......................            170,300        4,233,658
                                                           -----------
                                                             4,233,658
                                                           -----------
  Food, Beverage & Tobacco-2.69%
*+American Italian Pasta-Class A..            132,400        5,547,560
  Bunge Limited...................            107,300        3,532,316
*+Constellation Brands............            144,800        4,768,264
                                                           -----------
                                                            13,848,140
                                                           -----------
  Healthcare & Pharmaceuticals-6.43%
  Cooper..........................             48,900        2,304,657
 +Genesis Healthcare..............             53,700        1,223,286
 +Humana..........................            226,400        5,173,240
 +IDEXX Laboratories..............             58,800        2,721,264
 +NeighborCare....................            107,400        2,121,150
  Owens & Minor...................            190,600        4,176,046
 +Pharmaceutical Resources........             47,900        3,120,685
*+Protein Design Labs.............            261,400        4,679,060
 +Province Healthcare.............            245,900        3,934,400
 +Sola International..............            194,700        3,660,360
                                                           -----------
                                                            33,114,148
                                                           -----------
  Home Builders-1.60%
  KB HOME.........................             86,400        6,265,728
*+WCI Communities.................             96,500        1,988,865
                                                           -----------
                                                             8,254,593
                                                           -----------

                                                               Small Cap Value-2

Delaware VIP Small Cap Value Series
Statement of Net Assets (continued)

                                             Number of        Market
                                               Shares          Value
 COMMON STOCK (continued)
  Metals & Mining-2.71%
 *Freeport-McMoRan Copper & Gold
   Class B........................            102,100     $  4,301,473
  Gibraltar Steel.................            125,800        3,163,870
*+Golden Star Resources...........            501,700        3,496,849
*+Meridian Gold...................            204,200        2,983,362
                                                            ----------
                                                            13,945,554
                                                            ----------
  Packaging & Containers-1.96%
 +Crown Holdings..................            346,400        3,138,384
 +Pactiv..........................            290,600        6,945,340
                                                            ----------
                                                            10,083,724
                                                            ----------
  Paper & Forest Products-2.12%
 +Louisiana-Pacific...............            334,800        5,986,224
  Universal Forest Products.......             52,500        1,689,450
  Wausau-Mosinee Paper............            238,900        3,229,928
                                                            ----------
                                                            10,905,602
                                                            ----------
  Real Estate-5.80%
  Camden Property Trust...........            116,600        5,165,380
  Chelsea Property Group..........             72,100        3,951,801
  Keystone Property Trust.........            150,600        3,326,754
  Pan Pacific Retail Properties...            141,000        6,718,650
  Prentiss Properties Trust.......            120,600        3,978,594
  Reckson Associates Realty.......            140,400        3,411,720
  St. Joe.........................             88,500        3,300,165
                                                            ----------
                                                            29,853,064
                                                            ----------
  Retail-9.54%
*+AnnTaylor Stores................            151,900        5,924,100
 +Barnes & Noble..................            132,300        4,346,055
  Cato Class A....................            156,600        3,210,300
 +CEC Entertainment...............            101,200        4,795,868
 +Department 56...................            106,800        1,399,080
*+Electronics Boutique Holdings...            180,800        4,138,512
 *Goody's Family Clothing.........            253,000        2,368,080
*+Insight Enterprises.............            242,100        4,551,480
*+Jo-Ann Stores...................             96,355        1,965,642
*+Movie Gallery...................            143,700        2,684,316
  Pier 1 Imports..................            166,100        3,630,946
 +Shoe Carnival...................             98,900        1,760,420
*+Shopko Stores...................            178,000        2,714,500
*+Sports Authority................             55,518        2,131,891
 +Take-Two Interactive Software...             95,200        2,742,712
 +Whitehall Jewellers.............             74,900          739,263
                                                            ----------
                                                            49,103,165
                                                            ----------

                                             Number of        Market
                                               Shares          Value
  COMMON STOCK (continued)
  Textiles, Apparel & Furniture-4.47%
 +Carter's........................             51,700      $ 1,315,765
  Furniture Brands International..            270,800        7,942,564
  Kellwood........................            127,400        5,223,400
  Phillips-Van Heusen.............            113,600        2,015,264
  Reebok International............             86,900        3,416,908
  Wolverine World Wide............            151,400        3,085,532
                                                           -----------
                                                            22,999,433
                                                           -----------

  Transportation & Shipping-3.80%
  Alexander & Baldwin.............            204,100        6,876,129
 +Continental Airlines Class B....            130,800        2,128,116
 +Kirby...........................            121,800        4,248,384
 +SCS Transportation..............             69,700        1,225,326
  SkyWest.........................             96,200        1,743,144
*+Yellow Roadway..................             92,000        3,327,640
                                                           -----------
                                                            19,548,739
                                                           -----------
  Utilities-2.35%
  Black Hills.....................             58,500        1,745,055
 +El Paso Electric................            211,900        2,828,865
  PNM Resources...................            131,200        3,686,720
  Southwest Gas...................            171,500        3,850,175
                                                           -----------
                                                            12,110,815
                                                           -----------
  Total Common Stock
   (cost $354,500,005)............                         470,437,158
                                                           -----------

  EXCHANGE TRADED FUNDS-2.50%
  iShares Russell 2000 Value
   Index Fund.....................             79,900       12,847,920
                                                           -----------
  Total Exchange Traded Funds
   (cost $11,521,094).............                          12,847,920
                                                           -----------
  WARRANTS-0.00%
 +Magnum Hunter Resources.........             34,780           19,129
                                                           -----------
  Total Warrants (cost $0)........                              19,129
                                                           -----------


                                                               Small Cap Value-3

Delaware VIP Small Cap Value Series
Statement of Net Assets (continued)

                                             Principal       Market
                                               Amount         Value
Repurchase Agreements-5.80%
With BNP Paribas 0.85% 1/2/04
 (dated 12/31/03, collateralized
 by $691,000 U.S. Treasury Bills
 due 3/25/04, market value $689,645,
 $2,558,000 U.S. Treasury Notes
 3.625% due 3/31/04, market
 value $2,598,194, $7,866,000
 U.S. Treasury Notes 6.00%
 due 8/15/04, market value
 $8,285,412, and $4,060,000
 U.S. Treasury Notes 1.625%
 due 1/31/05, market
 value $4,104,687)......................... $15,366,000    $15,366,000
With UBS Warburg 0.85% 1/2/04
 (dated 12/31/03, collateralized by
 $3,369,000 U.S. Treasury Notes
 1.625% due 3/31/05, market value
 $3,395,858, $116,000
 U.S. Treasury Notes 5.50% due 2/15/08,
 market value $130,164, and $10,107,000
 U.S. Treasury Notes 5.625% due 5/15/08,
 market value $11,273,752).................  14,487,000     14,487,000
                                                           -----------
Total Repurchase Agreements
 (cost $29,853,000)........................                 29,853,000
                                                           -----------

Total Market Value of Securities Before
 Securities Lending Collateral-99.71%
 (cost $395,874,099).......................                513,157,207
                                                           -----------

SECURITIES LENDING COLLATERAL-12.76%**
Short-Term Investments
ABN AMBRO Bank Chicago
 0.96% 6/7/04..............................   2,576,075      2,575,963
Allied Irish Dublin 1.12% 1/20/04..........   2,944,047      2,944,111


                                              Principal       Market
                                                Amount         Value

SECURITIES LENDING COLLATERAL (continued)
Short-Term Investments (continued)
Bayerische Landesbank 1.045% 8/30/04.......  $  735,570     $  735,680
CDC IXIS 1.485% 11/12/04...................   2,938,041      2,944,111
Credit Swiss First Boston
 1.60% 12/13/04............................   2,935,517      2,944,111
Deutsche Bank Financial
 0.991% 1/16/04............................   2,944,971      2,945,152
Fannie Mae 0.95% 1/29/04...................  14,720,607     14,720,373
Freddie Mac 1.12% 1/15/04..................   1,665,483      1,666,727
General Electric Capital
 1.068% 10/4/04............................   1,105,203      1,106,887
 1.069% 5/14/04 ...........................   1,472,358      1,473,393
Goldman Sachs Group LP
 1.18% 12/8/04.............................     736,028        736,028
HBOS Treasury Services PLC
 1.14% 4/8/04..............................   2,943,830      2,944,111
Keybank NA 1.146% 1/26/04..................   1,472,573      1,472,791
Lloyds Bank PLC 1.08% 2/9/04...............   3,312,047      3,312,125
Marsh & McLennan 1.291% 6/15/04............   1,843,515      1,888,726
Merrill Lynch Mortgage Capital
 1.10% 1/12/04.............................   2,944,111      2,944,111
Mizuho Securitites 1.03% 1/2/04............   5,065,055      5,065,055
Morgan Stanley Dean Witter
 1.283% 1/31/05............................     734,829        736,028
 1.33% 3/19/04.............................   1,839,234      1,840,070
Societe Generale 1.085% 12/8/04............   2,943,370      2,943,370
Swiss Re Financial 1.103% 1/15/04..........   1,835,664      1,834,953
Wachovia Bank N.A. 1.064% 11/15/04.........   2,944,409      2,946,732
Wilmington Trust Company
 1.11% 1/22/04.............................   2,944,039      2,944,111
                                                            ----------
Total Securities Lending Collateral
 (cost $65,664,719)........................                 65,664,719
                                                            ----------

TOTAL MARKET VALUE OF SECURITIES-112.47% (cost $461,538,818)...........................................    578,821,926++
                                                                                                          ------------

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL-(12.76%)**..........................................    (65,664,719)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.29%..................................................      1,511,939
                                                                                                          ------------
NET ASSETS APPLICABLE TO 20,083,560 SHARES OUTSTANDING-100.00%.........................................   $514,669,146
                                                                                                          ============

NET ASSET VALUE-DELAWARE VIP SMALL CAP VALUE SERIES STANDARD CLASS ($265,739,148 / 10,363,728 shares)..         $25.64
                                                                                                                ======
NET ASSET VALUE-DELAWARE VIP SMALL CAP VALUE SERIES SERVICE CLASS ($248,929,998 / 9,719,832 shares)....         $25.61
                                                                                                                ======
Components of Net Assets at December 31, 2003:
Shares of beneficial interest (unlimited authorization-no par).........................................   $385,798,903
Undistributed net investment income....................................................................      1,077,904
Accumulated net realized gain on investments...........................................................     10,509,231
Net unrealized appreciation of investments.............................................................    117,283,108
                                                                                                          ------------
Total net assets.......................................................................................   $514,669,146
                                                                                                          ============

______________________
 +Non-income producing security for the year ended December 31, 2003. ++Includes $63,320,087 of securities loaned.
 *Fully or partially on loan.
**See Note #7 in "Notes to Financial Statements."

                             See accompanying notes

                                                               Small Cap Value-4

Delaware VIP Trust-
Delaware VIP Small Cap Value Series
Statement of Operations
Year Ended December 31, 2003

INVESTMENT INCOME:
Dividends..................................       $  4,010,030
Interest...................................            222,177
Securities lending income..................             87,127
                                                  ------------
                                                     4,319,334
                                                  ------------

EXPENSES:
Management fees............................          2,747,128
Distribution expenses - Service Class......            435,216
Accounting and administration expenses.....            153,641
Reports and statements to shareholders.....             66,563
Professional fees..........................             49,101
Dividend disbursing and transfer
  agent fees and expenses..................             36,067
Custodian fees.............................             15,008
Trustees' fees.............................             10,723
Registration fees..........................              6,502
Other......................................             71,874
                                                  ------------
                                                     3,591,823
Less waiver of distribution
  expenses - Service Class.................            (62,482)
Less expenses paid indirectly..............             (9,266)
                                                  ------------
Total expenses.............................          3,520,075
                                                  ------------

NET INVESTMENT INCOME......................            799,259
                                                  ------------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
Net realized gain on investments...........         18,144,806
Net change in unrealized appreciation/
  depreciation of investments..............        113,235,168
                                                  ------------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS...........................        131,379,974
                                                  ------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS..........................       $132,179,233
                                                  ============

                             See accompanying notes

Delaware VIP Trust-
Delaware VIP Small Cap Value Series
Statements of Changes in Net Assets
                                                        Year Ended
                                                  12/31/03      12/31/02
                                               ------------   ------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
Net investment income......................    $    799,259    $ 1,338,642
Net realized gain (loss) on investments....      18,144,806     (6,770,192)
Net change in unrealized appreciation/
 depreciation of investments...............     113,235,168    (23,899,199)
                                               ------------   ------------

Net increase (decrease) in net assets
 resulting from operations.................     132,179,233    (29,330,749)
                                               ------------   ------------

DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
Net investment income:
 Standard Class............................        (734,858)      (923,546)
 Service Class.............................        (354,693)      (278,344)
Net realized gain on investments:
 Standard Class............................               -     (2,113,500)
 Service Class.............................               -       (860,337)
                                               ------------   ------------
                                                 (1,089,551)    (4,175,727)
                                               ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
  Standard Class............................     61,919,485    109,997,552
  Service Class.............................     81,971,591    114,146,812
Net asset value of shares issued upon
  reinvestment of dividends and
  distributions:
  Standard Class...........................         734,858      3,037,046
  Service Class............................         354,693      1,138,681
                                               ------------   ------------
                                                144,980,627    228,320,091
                                               ------------   ------------
Cost of shares repurchased:
  Standard Class...........................     (39,192,301)   (78,807,020)
  Service Class............................     (17,080,623)   (20,010,687)
                                               ------------   ------------
                                                (56,272,924)   (98,817,707)
                                               ------------   ------------
Increase in net assets derived from
  capital share transactions...............      88,707,703    129,502,384
                                               ------------   ------------

NET INCREASE IN NET ASSETS.................     219,797,385     95,995,908

NET ASSETS:
Beginning of year..........................     294,871,761    198,875,853
                                               ------------   ------------
End of year................................    $514,669,146   $294,871,761
                                               ============   ============

                             See accompanying notes

                                                               Small Cap Value-5

Delaware VIP Trust-Delaware VIP Small Cap Value Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                         Delaware VIP Small Cap Value Series Standard Class
                                                                                            Year Ended
                                                                    12/31/03    12/31/02     12/31/01    12/31/00     12/31/99
                                                                    ----------------------------------------------------------
Net asset value, beginning of period.......................       $18.140       $19.530     $17.650      $15.360     $16.450

Income (loss) from investment operations:
Net investment income(1)...................................         0.068         0.101       0.162        0.182       0.182
Net realized and unrealized gain (loss) on investments.....         7.513        (1.149)      1.899        2.524      (0.997)
                                                                  -------       -------     -------      -------     -------
Total from investment operations...........................         7.581        (1.048)      2.061        2.706      (0.815)
                                                                  -------       -------     -------      -------     -------
Less dividends and distributions from:
Net investment income......................................        (0.081)       (0.104)     (0.181)      (0.185)     (0.195)
Net realized gain on investments...........................             -        (0.238)          -       (0.231)     (0.080)
                                                                  -------       -------     -------      -------     -------
Total dividends and distributions..........................        (0.081)       (0.342)     (0.181)      (0.416)     (0.275)
                                                                  -------       -------     -------      -------     -------

Net asset value, end of period.............................       $25.640       $18.140     $19.530      $17.650     $15.360
                                                                  =======       =======     =======      =======     =======

Total return(2)............................................        41.98%        (5.60%)     11.84%       18.18%      (4.86%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)....................       $265,739     $170,630    $152,827     $103,914     $95,425

Ratio of expenses to average net assets....................         0.86%         0.85%       0.84%        0.85%       0.85%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly..................         0.86%         0.85%       0.86%        0.89%       0.85%
Ratio of net investment income to average net assets.......         0.32%         0.52%       0.89%        1.18%       1.16%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly.......         0.32%         0.52%       0.87%        1.14%       1.16%
Portfolio turnover.........................................           41%           43%         73%          84%         47%

________________________
(1) The average shares outstanding method has been applied for per share information for the years ended December 31, 2003, 2002, 2001 and 2000.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                               Small Cap Value-6

Delaware VIP Small Cap Value Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                  Delaware VIP Small Cap Value Series Service Class
                                                                                                             5/1/00(1)
                                                                               Year Ended                        to
                                                                 12/31/03       12/31/02       12/31/01       12/31/00
                                                                 -----------------------------------------------------
Net asset value, beginning of period.......................       $18.130        $19.520        $17.650        $14.860

Income (loss) from investment operations:
Net investment income(2)...................................         0.020          0.072          0.135          0.124
Net realized and unrealized gain (loss)
  on investments...........................................         7.512         (1.147)         1.900          2.666
                                                                  -------        -------        -------         ------
Total from investment operations...........................         7.532         (1.075)         2.035          2.790
                                                                  -------        -------        -------         ------

Less dividends and distributions from:
Net investment income......................................        (0.052)        (0.077)        (0.165)             -
Net realized gain on investments...........................             -         (0.238)             -              -
                                                                  -------        -------        -------         ------
Total dividends and distributions..........................        (0.052)        (0.315)        (0.165)             -
                                                                  -------        -------        -------         ------

Net asset value, end of period.............................       $25.610        $18.130        $19.520        $17.650
                                                                  =======        =======        =======        =======
Total return(3)............................................        41.66%         (5.72%)        11.68%         18.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted)....................      $248,930       $124,241        $46,049         $1,254

Ratio of expenses to average net assets....................         1.08%          1.00%          0.99%          1.00%
Ratio of expenses to average net assets prior
  to expense limitation and expenses paid
  indirectly...............................................         1.11%          1.00%          1.01%          1.06%
Ratio of net investment income to average net assets.......         0.10%          0.37%          0.74%          1.02%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly.......         0.07%          0.37%          0.72%          0.96%
Portfolio turnover.........................................           41%            43%            73%            84%

________________________
(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes
                                                               Small Cap Value-7

Delaware VIP Trust-Delaware VIP Small Cap Value Series
Notes to Financial Statements
December 31, 2003

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP Small Cap Value Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market, Inc. (NASDAQ) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. The amount of these expenses was approximately $8,791 for the year ended December 31, 2003. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended December 31, 2003 were approximately $475. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.95% of average daily net assets of the Series through April 30, 2004. No reimbursement was due for year ended December 31, 2003.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

                                                               Small Cap Value-8

Delaware VIP Small Cap Value Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued) Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2004 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Prior to May 1, 2003, the Board of Trustees had set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At December 31, 2003, the Series had liabilities payable to affiliates as follows:

                                    Dividend disbursing,          Other
                    Investment      transfer agent fees,         expenses
                    management         accounting                payable
                  fee payable to    and other expenses           to DMC
                       DMC            payable to DSC          and affiliates*
                  --------------    -------------------       ---------------
                    $319,884              $20,305                $95,903

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, custodian fees and trustees' fees.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2003, the Series made purchases and sales of investment securities other than short-term investments as follows:

 Purchases....................          $212,864,610
 Sales........................          $142,016,683

At December 31, 2003, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                                Aggregate        Aggregate
            Cost of             unrealized       unrealized      Net unrealized
           investments         appreciation     depreciation      appreciation
           ------------        ------------     -------------    --------------
           $396,608,076        $119,749,798     $(3,200,667)      $116,549,131

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the years ended December 31, 2003 and 2002 was as follows:


                                      Year             Year
                                     Ended            Ended
                                    12/31/03         12/31/02
                                   ----------       ----------

 Ordinary income...............    $1,089,551       $1,417,308
 Long-term capital gain........            -         2,758,419
                                   ----------       ----------
 Total.........................    $1,089,551       $4,175,727
                                   ==========       ==========


As of December 31, 2003, the components of net assets on a tax basis were as follows:

Shares of beneficial interest............    $385,798,903
Undistributed ordinary income............       3,707,243
Undistributed long-term capital gain.....       8,613,869
Unrealized appreciation of investments...     116,549,131
                                             ------------
Net assets...............................    $514,669,146
                                             ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

                                                               Small Cap Value-9

Delaware VIP Small Cap Value Series
Notes to Financial Statements (continued)

5. Capital Shares
Transactions in capital shares were as follows:

                                           Year               Year
                                           Ended              Ended
                                          12/31/03          12/31/02
Shares sold:                              --------          ---------
 Standard Class...............           2,857,738          5,392,568
 Service Class................           3,711,205          5,538,250

Shares issued upon reinvestment
  of dividends and distributions:
 Standard Class...............              40,600            144,897
 Service Class................              19,585             54,301
                                         6,629,128         11,130,016
Shares repurchased:
 Standard Class...............          (1,942,071)        (3,956,962)
 Service Class................            (865,093)        (1,097,733)
                                        (2,807,164)        (5,054,695)
Net increase..................           3,821,964          6,075,321


6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2003 or at any time during the year.

7. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At December 31, 2003, the market value of securities on loan was $63,320,087, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

8. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

                                                              Small Cap Value-10

Delaware VIP Small Cap Value Series
Notes to Financial Statements (continued)

9. Tax Information (Unaudited)
For the fiscal year ended December 31, 2003, the Series designates distributions paid during the year as follows:


                     (A)               (B)
                 Long-Term          Ordinary
               Capital Gains         Income          Total           (C)
               Distributions      Distributions  Distributions    Qualifying
                (Tax Basis)        (Tax Basis)    (Tax Basis)    Dividends(1)
               -------------      -------------  -------------   ------------
                    -                 100%           100%            100%
________________________
(A) and (B) are based on a percentage of the Series' total distributions.
(C) is based on a percentage of ordinary income of the Series.
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.


                                                              Small Cap Value-11

Delaware VIP Trust-Delaware VIP Small Cap Value Series
Report of Independent Auditors

To the Shareholders and Board of Trustees
Delaware VIP Trust-Delaware VIP Small Cap Value Series

We have audited the accompanying statement of net assets of Delaware VIP Small Cap Value Series (the "Series") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Delaware VIP Small Cap Value Series at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                          /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 6, 2004

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

                                                              Small Cap Value-12

Delaware Investments Family of Funds
       BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                                   Number of            Other
                                                                            Principal         Portfolios in Fund    Directorships
     Name,                   Position(s)                                  Occupation(s)         Complex Overseen       Held by
    Address                   Held with         Length of Time                During          by Trustee/Director  Trustee/Director
 and Birthdate                 Fund(s)             Served                  Past 5 Years            or Officer        or Officer
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Jude T. Driscoll(2)          Chairman and          4 Years -              Since August 2000,           80              None
2005 Market Street            Trustee(4)       Executive Officer     Mr. Driscoll has served in
 Philadelphia, PA                                                   various executive capacities
      19103                                      Trustee since          at different times at
                                                 May 15, 2003          Delaware Investments(1)
March 10, 1963
                                                                      Senior Vice President and
                                                                  Director of Fixed-Income Process -
                                                                      Conseco Capital Management
                                                                      (June 1998 - August 2000)

                                                                          Managing Director -
                                                                     NationsBanc Capital Markets
                                                                     (February 1996 - June 1998)

-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

 Walter P. Babich              Trustee            16 Years                  Board Chairman -           98              None
2005 Market Street                                                 Citadel Construction Corporation
 Philadelphia, PA                                                          (1989 - Present)
      19103

 October 1, 1927
-----------------------------------------------------------------------------------------------------------------------------------
  John H. Durham               Trustee            25 Years(3)              Private Investor            98        Trustee - Abington
2005 Market Street                                                                                                Memorial Hospital
 Philadelphia, PA
     19103
                                                                                                                 President/Director-
                                                                                                                  22 WR Corporation
August 7, 1937
-----------------------------------------------------------------------------------------------------------------------------------
   John A. Fry                 Trustee(4)         3 Years                      President -             80              None
2005 Market Street                                                   Franklin & Marshall College
Philadelphia, PA                                                        (June 2002 - Present)
     19103
                                                                       Executive Vice President -
                                                                      University of Pennsylvania
  May 28, 1960                                                         (April 1995 - June 2002)
-----------------------------------------------------------------------------------------------------------------------------------
 Anthony D. Knerr              Trustee            11 Years             Founder/Managing Director -     98              None
2005 Market Street                                                     Anthony Knerr & Associates
 Philadelphia, PA                                                        (Strategic Consulting)
     19103                                                                  (1990 - Present)

December 7, 1938
-----------------------------------------------------------------------------------------------------------------------------------

                                                   Small Cap Value-13

                                                                                                   Number of            Other
                                                                            Principal         Portfolios in Fund    Directorships
     Name,                   Position(s)                                  Occupation(s)         Complex Overseen       Held by
    Address                   Held with         Length of Time                During          by Trustee/Director  Trustee/Director
 and Birthdate                 Fund(s)             Served                  Past 5 Years            or Officer        or Officer
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (continued)

   Ann R. Leven                Trustee             15 Years       Treasurer/Chief Fiscal Officer -     98          Director - Andy
2005 Market Street                                                    National Gallery of Art                     Warhol Foundation
 Philadelphia, PA                                                          (1994 - 1999)
     19103                                                                                                            Director -
                                                                                                                     Systemax Inc.
November 1, 1940
-----------------------------------------------------------------------------------------------------------------------------------
 Thomas F. Madison             Trustee             10 Years                 President/Chief            98             Director -
2005 Market Street                                                         Executive Officer -                      Banner Health
 Philadelphia, PA                                                          MLM Partners, Inc.
    19103                                                               (Small Business Investing                     Director -
                                                                             and Consulting)                      CenterPoint Energy
                                                                        (January 1993 - Present)
February 25, 1936                                                                                                     Director -
                                                                                                                  Digital River Inc.

                                                                                                                  Director - Rimage
                                                                                                                      Corporation
-----------------------------------------------------------------------------------------------------------------------------------
   Janet L. Yeomans            Trustee             5 Years              Vice President/Mergers &       98              None
  2005 Market Street                                                  Acquisitions - 3M Corporation
Philadelphia, PA 19103                                                  (January 2003 - Present)

                                                                          Ms. Yeomans has held
    July 31, 1948                                                     various management positions
                                                                      at 3M Corporation since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

 Joseph H. Hastings           Executive           Executive             Mr. Hastings has served in     98              None
 2005 Market Street        Vice President       Vice President         various executive capacities
Philadelphia, PA 19103          and                  and                  at different times at
                          Chief Financial       Chief Financial           Delaware Investments.
                              Officer           Officer since
                                               August 21, 2003
December 19, 1949
-----------------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro    Senior Vice President, Chief Legal Officer        Ms. Maestro has served in     98              None
2005 Market Street      Chief Legal Officer         since               various executive capacities
 Philadelphia, PA         and Secretary         March 17, 2003             at different times at
      19103                                                                Delaware Investments.

November 26, 1957
-----------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof     Senior Vice President        8 Years               Mr. Bishof has served in      98              None
2005 Market Street        and Treasurer                                various executive capacities
 Philadelphia, PA                                                        at different times at
     19103                                                               Delaware Investments.

August 18, 1962
-----------------------------------------------------------------------------------------------------------------------------------

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.

(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.

(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.

(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

                                                                          (8521)
                                                              Small Cap Value-14

FOR CAPITAL APPRECIATION

Delaware VIP Trust-Trend Series

Portfolio Snapshot

   It was an outstanding year for small- and mid-cap growth stocks, as smaller issues generally led a bull market that started in the spring and continued through the end of 2003. The three straight calendar quarters of gains that closed 2003 constituted the longest period of sustained increases since 1999. Continued strong economic reports and positive outlooks from many companies were the primary drivers of performance. Delaware VIP Trend Series returned +35.10% (Standard Class shares with distributions reinvested) during the year.
   Although our small-to-mid-capitalization portfolio turned in strong gains, it trailed the benchmark Russell 2000 Growth Index, which gained +48.54% over the same time frame. The Series' return in comparison to the benchmark was hurt by poor stock selection at times, in addition to the fact that companies with poor earnings and balance sheet quality often led the market during much of the year. We remained focused on market-leading companies that we believe exhibit quality earnings and financial health. Somewhat counter-intuitively, these types of issues often underperformed as investors became more aggressive during 2003, although higher-quality companies had reassumed leadership in the stock market by years end.

Investment Outlook

   Looking forward, we remain optimistic that the overall economy will continue to show improvement. We believe that the shift in general investor sentiment toward higher-quality issues will continue. The strongest companies within individual industries should benefit from the improving macroeconomic environment and leverage their inherent strengths. Our investment strategy of focusing on these industry leaders should perform well if this shift continues.

Performance of a $10,000
Investment:
December 31, 1993 through
December 31, 2003

                                         Delaware VIP
                    Russell 2000          Trend Series
                    Growth Index    (Standard Class Shares)
                    ------------    -----------------------
Dec 31 '93            $ 1,0000             $ 10,000
Dec 31 '94            $  9,757             $  9,961
Dec 31 '95            $ 12,785             $ 13,867
Dec 31 '96            $ 14,225             $ 15,391
Dec 31 '97            $ 16,068             $ 18,680
Dec 31 '98            $ 16,266             $ 21,676
Dec 31 '99            $ 23,276             $ 36,947
Dec 31 '00            $ 18,054             $ 34,403
Dec 31 '01            $ 16,407             $ 29,127
Dec 31 '02            $ 11,441             $ 23,320
Dec 31 '03            $ 16,993             $ 31,505

              Delaware VIP Trend Series
             Average Annual Total Returns
          --------------------------------
          Standard Class     Service Class
              Shares*           Shares**

Lifetime      +12.36%            -6.90%
10 Years      +12.16%               --
Five Years     +7.77%               --
One Year      +35.10%           +34.79%

For the periods ended December 31, 2003

 *Commenced operations on December 27, 1993.
**Commenced operations on May 1, 2000.

Past performance is not a guarantee of future results. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The chart shows a $10,000 investment in Delaware VIP Trend Series Standard Class shares and the Russell 2000 Growth Index for the 10-year period from December 31, 1993 through December 31, 2003. The chart assumes all distributions were reinvested. Returns plotted on the chart were as of the last day of each month shown. The Russell 2000 Growth Index is an unmanaged stock composite that measures the stocks of small, growth-oriented companies. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest in an index. Earnings from a variable annuity investment compound tax-free until withdrawal, so no adjustments were made for income taxes. An expense limitation was in effect for Delaware VIP Trend Series during the periods shown. Performance does not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity or variable life prospectus.

                                                                         Trend-1

Delaware VIP Trust-Delaware VIP Trend Series
Statement of Net Assets
December 31, 2003

                                                     Number of          Market
                                                      Shares            Value
  COMMON STOCK-96.16%
  Banking & Finance-8.67%
  City National.................................      146,800        $ 9,119,216
  Cullen/Frost Bankers..........................      215,600          8,746,892
  Doral Financial...............................       89,986          2,904,748
  Downey Financial..............................      135,900          6,699,870
  First Niagara Financial Group.................      175,944          2,623,325
  Friedman Billings Ramsey Class A .............       94,620          2,183,830
  IndyMac Bancorp...............................      153,500          4,572,765
  Sovereign Bancorp.............................      243,200          5,776,000
  Webster Financial.............................      150,300          6,892,758
                                                                     -----------
                                                                      49,519,404
                                                                     -----------
  Basic Industry/Capital Goods-4.36%
  Beckman Coulter...............................      112,400          5,713,292
 +Mettler Toledo International..................      253,200         10,687,572
  MSC Industrial Direct Class A ................      310,100          8,527,750
                                                                     -----------
                                                                      24,928,614
                                                                     -----------
  Business Services-8.96%
 +Advisory Board................................      139,700          4,876,927
 +Bright Horizons Family Solutions .............      143,700          6,035,400
 +Digital Insight...............................      193,600          4,820,640
*+Fisher Scientific International ..............      419,800         17,367,126
*+Intergrated Alarm Services ...................      327,200          2,781,200
*+Monster Worldwide.............................      250,400          5,498,784
 +Resources Connection..........................      196,300          5,360,953
*+Sirva.........................................      228,800          4,470,752
                                                                     -----------
                                                                      51,211,782
                                                                     -----------
  Consumer Durables-7.91%
  D.R. Horton...................................      150,641          6,516,730
  Gentex........................................      405,400         17,902,464
*+Group 1 Automotive............................      121,600          4,400,704
  KB HOME.......................................       92,000          6,671,840
*+Toll Brothers.................................      148,600          5,908,336
*+WCI Communities...............................      184,500          3,802,545
                                                                     -----------
                                                                      45,202,619
                                                                     -----------
  Consumer Non-Durables-11.14%
*+American Italian Pasta Class A................       97,800          4,097,820
 +Coach.........................................      534,900         20,192,475
*+Conn's........................................       71,500          1,151,150
 +Cost Plus.....................................      301,225         12,350,225
 +Dollar Tree Stores............................      231,100          6,946,866
 +Krispy Kreme Doughnuts........................      165,700          6,064,620
*+Peet's Coffee & Tea...........................      148,700          2,588,867
  PETsMART......................................      431,900         10,279,220
                                                                     -----------
                                                                      63,671,243
                                                                     -----------
  Consumer Services-16.37%
  Cash America International....................      335,300          7,101,654
*+Cheesecake Factory............................      278,525         12,263,455
 +Cumulus Media.................................      252,100          5,546,200
  Extended Stay America.........................      369,400          5,348,912
 *Four Seasons Hotels...........................      122,100          6,245,415
 +Getty Images..................................      211,100         10,582,443
  Gray Television Class B.......................      292,200          4,418,064
 +LIN TV Class A................................      344,500          8,891,545
*+Mediacom Communications.......................      566,800          4,914,156
 +Radio One.....................................      158,500          3,098,675
 +Sonic.........................................      209,462          6,413,726
*+West..........................................      234,400          5,445,112

                                                    Number of           Market
                                                     Shares             Value
  COMMON STOCK (continued)
  Consumer Services (continued)
 +Westwood One..................................     170,100       $   5,819,121
*+Wynn Resorts..................................     266,300           7,459,063
                                                                     -----------
                                                                      93,547,541
                                                                     -----------
  Energy-0.87%
 +Rowan Companies...............................     213,000           4,935,210
                                                                     -----------
                                                                       4,935,210
                                                                     -----------
  Healthcare & Pharmaceuticals-13.56%
 +Abgenix.......................................     404,900           5,045,054
 +Align Technology..............................     161,000           2,659,720
*+Andrx Group...................................     123,800           2,976,152
 +Coventry Health Care..........................      97,900           6,313,571
 +Cv Theraputics................................      38,700             567,342
 +Exelixis......................................     445,200           3,152,016
*+ImClone Systems...............................      69,800           2,768,268
 +Inspire Pharmaceuticals.......................     294,400           4,168,704
*+Martek Biosciences............................     150,000           9,745,500
  Medicis Pharmaceutical Class A................     138,100           9,846,530
*+MGI Pharma....................................      83,300           3,427,795
*+Nektar Therapeutics...........................     560,400           7,627,044
*+Neurocrine Biosciences........................     124,900           6,812,046
*+NitroMed......................................     306,700           2,203,640
*+Protein Design Labs...........................     552,700           9,893,330
*+United Therapeutics...........................      11,800             270,810
                                                                     -----------
                                                                      77,477,522
                                                                     -----------
  Insurance-6.49%
  Berkley (W.R.)................................     155,500           5,434,725
  Delphi Financial Group Class A................      99,900           3,596,400
  HCC Insurance Holdings........................     168,500           5,358,300
  IPC Holdings..................................      96,900           3,773,286
  PartnerRe.....................................     240,700          13,972,635
  RenaissanceRe Holdings........................     101,200           4,963,860
                                                                     -----------
                                                                      37,099,206
                                                                     -----------
  Technology-15.71%
 +Akamai Technologies...........................     469,200           5,043,900
 +AMIS Holdings.................................     228,800           4,182,464
*+ASK Jeeves....................................     362,300           6,564,876
 +Brocade Communications Systems................     915,200           5,289,856
 +CIENA.........................................     855,197           5,678,508
*+Cymer.........................................     240,600          11,113,314
*+Emulex........................................     213,500           5,696,180
 *Henry (Jack) & Associates.....................     480,900           9,896,922
 +Intergated Circuit Systems....................     255,000           7,264,950
*+Micrel........................................     450,000           7,011,000
 +Power Integrations............................     127,800           4,276,188
*+Skyworks Solutions............................     556,600           4,842,420
*+Tekelec.......................................     320,500           4,983,775
 +Varian Semiconductor Equipment................     182,100           7,955,949
                                                                     -----------
                                                                      89,800,302
                                                                     -----------
  Transportation-2.12%
 +Hunt (J.B.) Transportation Services...........     252,900           6,830,829
 *UTI Worldwide.................................     139,600           5,295,028
                                                                     -----------
                                                                      12,125,857
                                                                     -----------
  Total Common Stock
   (cost $391,851,175)..........................                     549,519,300
                                                                     -----------

                                                                         Trend-2

Delaware VIP Trend Series
Statement of Net Assets (continued)

                                                        Principal      Market
                                                         Amount        Value
REPURCHASE AGREEMENTS-3.52%
With BNP Paribas 0.85% 1/2/04
 (dated 12/31/03, collateralized by $466,000
 U.S. Treasury Bills due 3/25/04, market value
 $465,030, $1,725,000 U.S. Treasury Notes 3.625%
 due 3/31/04, market value $1,751,973, $5,304,000
 U.S. Treasury Notes 6.00% due 8/15/04,
 market value $5,586,887, and $2,737,000
 U.S. Treasury Notes 1.625% due 1/31/05,
 market value $2,767,807)............................  $10,361,000   $10,361,000
With UBS Warburg 0.85% 1/2/04
 (dated 12/31/03, collateralized by $2,272,000
 U.S.  Treasury Notes 1.625% due 3/31/05,
 market value $2,289,841, $78,000
 U.S. Treasury Notes 5.50% due 2/15/08,
 market value $87,770, and $6,815,000
 U.S. Treasury Notes 5.625% due 5/15/08,
 market value $7,601,937)............................    9,769,000     9,769,000
                                                                     -----------
Total Repurchase Agreements
 (cost $20,130,000)..................................                 20,130,000
                                                                     -----------
Total Market Value of Securities
 Before Securities Lending Collateral-99.68%
 (cost $411,981,175).................................                569,649,300
                                                                     -----------

                                                        Principal       Market
                                                          Amount        Value
SECURITIES LENDING COLLATERAL**-14.02%
Short-Term Investments
 ABN AMRO Bank Chicago 0.96% 6/07/04.................   $3,142,736  $  3,142,599
 Allied Irish Dublin 1.12% 1/20/04...................    3,591,650     3,591,729
 Bayerische Landesbank 1.045% 8/30/04................      897,374       897,508
 CDC IXIS 1.485% 11/12/04............................    3,584,324     3,591,729
 Credit Suisse First Boston 1.60% 12/13/04...........    3,581,244     3,591,728
 Deutsche Bank Financial 0.991% 1/16/04..............    3,592,778     3,592,998
 Fannie Mae 0.955% 1/29/04...........................   17,958,703    17,958,418
 Freddie Mac 1.12% 1/15/04...........................    2,031,841     2,033,358
 General Electric Capital
  1.068% 10/04/04....................................    1,348,315     1,350,369
  1.069% 5/14/04.....................................    1,796,233     1,797,495
 Goldman Sachs Group LP 1.18% 12/08/04 ..............      897,932       897,932
 HBOS Treasury Services PLC
  1.14% 4/08/04......................................    3,591,386     3,591,728
 Keybank NA 1.146% 1/26/04...........................    1,796,496     1,796,762
 Lloyds Bank PLC 1.08% 2/09/04.......................    4,040,600     4,040,695
 Marsh & McLennan 1.291% 6/15/04.....................    2,249,034     2,304,190
 Merrill Lynch Mortgage Capital
  1.10% 1/12/04......................................    3,591,728     3,591,728
 Mizuho Securities 1.03% 1/02/04.....................    6,179,216     6,179,216
 Morgan Stanley Dean Witter
  1.283% 1/31/05.....................................      896,469       897,932
  1.33% 3/19/04......................................    2,243,810     2,244,830
 Societe Generale 1.085% 12/08/04 ...................    3,590,824     3,590,824
 Swiss Re Financial 1.103% 1/15/04...................    2,239,456     2,238,588
 Wachovia Bank NA 1.064% 11/15/04 ...................    3,592,092     3,594,926
 Wilmington Trust 1.11% 1/22/04......................    3,591,642     3,591,729
                                                                     -----------
Total Securities Lending Collateral
 (cost $80,109,011)..................................                 80,109,011
                                                                     -----------

TOTAL MARKET VALUE OF SECURITIES-113.70% (cost $492,090,186)......................................        649,758,311#

OBLIGATION TO RETURN SECURITY LENDING COLLATERAL-(14.02%)**.......................................        (80,109,011)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.32%.............................................          1,841,483
                                                                                                         ------------
NET ASSETS APPLICABLE TO 20,955,951 SHARES OUTSTANDING-100.00%....................................       $571,490,783
                                                                                                         ============

NET ASSET VALUE-DELAWARE VIP TREND SERIES STANDARD CLASS ($515,828,405 / 18,903,742 shares).......             $27.29
                                                                                                               ======
NET ASSET VALUE-DELAWARE VIP TREND SERIES SERVICE CLASS ($55,662,378 / 2,052,209 shares)..........             $27.12
                                                                                                               ======
Components of Net Assets at December 31, 2003:
Shares of beneficial interest (unlimited authorization-no par)....................................       $592,324,080
Accumulated net realized loss on investments......................................................       (178,501,422)
Net unrealized appreciation of investments........................................................        157,668,125
                                                                                                         ------------
Total net assets..................................................................................       $571,490,783
                                                                                                         ============

-------------
 *Fully or partially on loan.
**See note #7 in "Notes to Financial Statements."
 +Non-income producing security for the year ended December 31, 2003. #Includes $77,441,590 of securities loaned.

                             See accompanying notes

                                                                         Trend-3

Delaware VIP Trust-
Delaware VIP Trend Series
Statement of Operations
Year Ended December 31, 2003


INVESTMENT INCOME:
Dividends.......................................................   $  2,078,189
Interest........................................................        171,799
Securities lending income.......................................         91,919
                                                                   ------------
                                                                      2,341,907
                                                                   ------------
EXPENSES:
Management fees.................................................      3,628,041
Accounting and administration expenses..........................        204,572
Distribution expenses-Service Class.............................         89,737
Professional fees...............................................         50,636
Dividend disbursing and transfer agent fees
 and expenses...................................................         48,481
Trustees' fees..................................................         16,000
Custodian fees..................................................         14,058
Reports and statements to shareholders..........................         13,444
Other...........................................................        103,575
                                                                   ------------
                                                                      4,168,544
Less waiver of distribution expenses-Service Class..............        (13,060)
Less expenses paid indirectly...................................        (11,747)
                                                                   ------------
Total expenses..................................................      4,143,737
                                                                   ------------

NET INVESTMENT LOSS.............................................     (1,801,830)
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
Net realized gain on investments................................      4,418,912
Net change in unrealized appreciation/
  depreciation of investments...................................    144,722,565
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS................................................    149,141,477
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...............................................   $147,339,647
                                                                   ============


                             See accompanying notes

                                                                         Trend-4

Delaware VIP Trust-
Delaware VIP Trend Series
Statements of Changes in Net Assets

                                                             Year Ended
                                                      12/31/03        12/31/02
                                                      --------        --------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
Net investment loss..............................  $ (1,801,830)   $ (1,973,952)
Net realized gain (loss) on investments..........     4,418,912     (35,844,692)
                                                   ------------    ------------
Net change in unrealized appreciation/
 depreciation of investments.....................   144,722,565     (83,502,365)
                                                   ------------    ------------
Net increase (decrease) in net assets
 resulting from operations.......................   147,339,647    (121,321,009)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class..................................    29,151,078      45,173,552
 Service Class...................................    27,493,766      15,083,393
                                                   ------------    ------------
                                                     56,644,844      60,256,945
                                                   ------------    ------------
Cost of shares repurchased:
 Standard Class..................................   (65,361,562)   (103,025,829)
 Service Class...................................    (4,366,405)     (3,368,061)
                                                   ------------    ------------
                                                    (69,727,967)   (106,393,890)
                                                   ------------    ------------
Decrease in net assets derived from capital
 share transactions..............................   (13,083,123)    (46,136,945)
                                                   ------------    ------------

NET INCREASE (DECREASE)
  IN NET ASSETS..................................   134,256,524    (167,457,954)

NET ASSETS:
Beginning of year................................   437,234,259     604,692,213
                                                   ------------    ------------
End of year......................................  $571,490,783    $437,234,259
                                                   ============    ============

                    See accompanying notes

                                                                         Trend-4

Delaware VIP Trust-Delaware VIP Trend Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                 Delaware VIP Trend Series Standard Class
                                                                                Year Ended
                                                        12/31/03    12/31/02      12/31/01      12/31/00     12/31/99
                                                        -------------------------------------------------------------
Net asset value, beginning of period................     $20.200     $25.230       $29.800       $33.660      $19.760

Income (loss) from investment operations:
Net investment loss(1)..............................      (0.082)     (0.085)       (0.086)       (0.051)      (0.043)
Net realized and unrealized gain (loss) on
  investments.......................................       7.172      (4.945)       (4.484)       (1.676)      13.945
                                                         -------     -------       -------       -------      -------
Total from investment operations....................       7.090      (5.030)       (4.570)       (1.727)      13.902
                                                         -------     -------       -------       -------      -------
Less dividends and distributions from:
Net investment income...............................          --          --            --            --       (0.002)
Net realized gain on investments....................          --          --            --        (2.133)          --
                                                         -------     -------       -------       -------      -------
Total dividends and distributions...................          --          --            --        (2.133)      (0.002)
                                                         -------     -------       -------       -------      -------

Net asset value, end of period......................     $27.290     $20.200       $25.230       $29.800      $33.660
                                                         =======     =======       =======       =======      =======

Total return(2).....................................      35.10%     (19.94%)      (15.34%)       (6.88%)      70.45%

Ratios and supplemental data:
Net assets, end of period (000 omitted).............    $515,829    $415,098      $590,742      $760,320     $503,657
Ratio of expenses to average net assets.............       0.84%       0.84%         0.85%         0.83%        0.82%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly...       0.84%       0.84%         0.90%         0.84%        0.82%
Ratio of net investment loss to average net assets..      (0.36%)     (0.38%)       (0.35%)       (0.14%)      (0.18%)
Ratio of net investment loss to average net assets
  prior to expense limitation and expenses paid
  indirectly .......................................      (0.36%)     (0.38%)       (0.40%)       (0.15%)      (0.18%)
Portfolio turnover..................................         50%         43%           51%           61%          82%

----------------
(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                         Trend-5

Delaware VIP Trend Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                            Delaware VIP Trend Series Service Class

                                                                                               5/1/00(1)
                                                                   Year Ended                      to
                                                        12/31/03    12/31/02      12/31/01      12/31/00
                                                        ------------------------------------------------
Net asset value, beginning of period................     $20.120     $25.170       $29.770       $35.260

Income (loss) from investment operations:
Net investment loss(2)..............................      (0.135)     (0.117)       (0.122)       (0.074)
Net realized and unrealized gain (loss) on
  investments.......................................       7.135      (4.933)       (4.478)       (5.416)
                                                         -------     -------       -------       -------
Total from investment operations....................       7.000      (5.050)       (4.600)       (5.490)
                                                         -------     -------       -------       -------

Net asset value, end of period......................     $27.120     $20.120       $25.170       $29.770
                                                         =======     =======       =======       =======

Total return(3).....................................      34.79%     (20.06%)      (15.45%)      (15.57%)

Ratios and supplemental data:
Net assets, end of period (000 omitted).............     $55,662     $22,136       $13,950        $8,363
Ratio of expenses to average net assets.............       1.06%       0.99%         1.00%         1.00%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly...       1.09%       0.99%         1.05%         1.01%
Ratio of net investment loss to average net assets..      (0.58%)     (0.53%)       (0.50%)       (0.31%)
Ratio of net investment loss to average net assets
  prior to expense limitation and expenses paid
  indirectly........................................      (0.61%)     (0.53%)       (0.55%)       (0.32%)
Portfolio turnover..................................          50%        43%           51%           61%

----------------
(1) Date of commencement of operations, ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                          See accompanying notes

                                                                         Trend-6

Delaware VIP Trust-Delaware VIP Trend Series
Notes to Financial Statements
December 31, 2003

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP Trend Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market, Inc. (NASDAQ) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. The amount of these expenses was approximately $11,635 for the year ended December 31, 2003. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended December 31, 2003 were approximately $112. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.95% of average daily net assets of the Series through April 30, 2004. No reimbursement was due for the year ended December 31, 2003.

                                                                         Trend-7

Delaware VIP Trend Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2004 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Prior to May 1, 2003, the Board of Trustees had set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At December 31, 2003, the Series had liabilities payable to affiliates as follows:

                              Dividend disbursing,
        Investment            transfer agent fees,      Other expenses
        management                accounting                payable
       fee payable to          and other expenses           to DMC
           DMC                   payable to DSC         and affiliates*
       --------------         --------------------      ---------------
         $139,910                    $21,887                $70,531

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, custodian fees and trustees' fees.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2003, the Series made purchases and sales of investment securities other than short-term investments as follows:

 Purchases....................         $234,479,962
 Sales........................         $254,026,325

At December 31, 2003, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series was as follows:

                       Aggregate             Aggregate
   Cost of             unrealized            unrealized           Net unrealized
  investments         appreciation          depreciation           appreciation
  -----------         ------------          ------------          --------------
 $418,268,181         $167,965,499          $(16,584,380)          $151,381,119

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. There were no dividends and distributions paid for years ended December 31, 2003 and 2002.

As of December 31, 2003, the components of net assets on a tax basis were as follows:

Shares of beneficial interest.............    $592,324,080
Capital loss carryforwards................    (172,214,416)
Unrealized appreciation of investments....     151,381,119
                                              ------------
Net assets................................    $571,490,783
                                              ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $8,971,847 expires in 2008, $127,778,829 expires in 2009, $35,292,270 expires in 2010 and $171,470 expires in 2011.

                                                                         Trend-8

Delaware VIP Trend Series
Notes to Financial Statements (continued)

5. Capital Shares
Transactions in capital shares were as follows:

                                   Year            Year
                                   Ended           Ended
                                  12/31/03        12/31/02
                                  --------        --------
Shares sold:
 Standard Class................   1,250,756       1,980,860
 Service Class.................   1,144,584         708,762
                                 ----------      ----------
                                  2,395,340       2,689,622
                                 ----------      ----------

Shares repurchased:
 Standard Class................  (2,899,619)     (4,845,770)
 Service Class.................    (192,642)       (162,789)
                                 ----------      ----------
                                 (3,092,261)     (5,008,559)
                                 ----------      ----------
Net decrease...................    (696,921)     (2,318,937)
                                 ==========      ==========

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2003, or at any time during the year.

7. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At December 31, 2003, the market value of securities on loan was $77,441,590, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

8. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

                                                                         Trend-9

Delaware VIP Trust-Delaware VIP Trend Series
Report of Independent Auditors

To the Shareholders and Board of Trustees
Delaware VIP Trust-Delaware VIP Trend Series

We have audited the accompanying statement of net assets of Delaware VIP Trend Series (the "Series") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers, or by other auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Delaware VIP Trend Series at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                          /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 6, 2004

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

                                                                        Trend-10

Delaware Investments Family of Funds
       BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                                   Number of            Other
                                                                            Principal         Portfolios in Fund    Directorships
     Name,                   Position(s)                                  Occupation(s)         Complex Overseen       Held by
    Address                   Held with         Length of Time                During          by Trustee/Director  Trustee/Director
 and Birthdate                 Fund(s)             Served                  Past 5 Years            or Officer        or Officer
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Jude T. Driscoll(2)          Chairman and          4 Years -              Since August 2000,           80              None
2005 Market Street            Trustee(4)       Executive Officer     Mr. Driscoll has served in
 Philadelphia, PA                                                   various executive capacities
      19103                                      Trustee since          at different times at
                                                 May 15, 2003          Delaware Investments(1)
March 10, 1963
                                                                      Senior Vice President and
                                                                  Director of Fixed-Income Process -
                                                                     Conseco Capital Management
                                                                      (June 1998 - August 2000)

                                                                         Managing Director -
                                                                 NationsBanc Capital Markets (February
                                                                          1996 - June 1998)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

 Walter P. Babich              Trustee             16 Years                 Board Chairman -           98              None
2005 Market Street                                                 Citadel Construction Corporation
 Philadelphia, PA                                                          (1989 - Present)
      19103

 October 1, 1927
-----------------------------------------------------------------------------------------------------------------------------------
  John H. Durham               Trustee            25 Years(3)              Private Investor            98        Trustee - Abington
2005 Market Street                                                                                                Memorial Hospital
 Philadelphia, PA
     19103
                                                                                                                 President/Director-
                                                                                                                  22 WR Corporation
August 7, 1937
-----------------------------------------------------------------------------------------------------------------------------------
   John A. Fry                 Trustee(4)         3 Years                      President -             80              None
2005 Market Street                                                   Franklin & Marshall College
Philadelphia, PA                                                        (June 2002 - Present)
     19103
                                                                       Executive Vice President -
                                                                      University of Pennsylvania
  May 28, 1960                                                         (April 1995 - June 2002)
-----------------------------------------------------------------------------------------------------------------------------------
 Anthony D. Knerr              Trustee            11 Years             Founder/Managing Director -     98              None
2005 Market Street                                                     Anthony Knerr & Associates
 Philadelphia, PA                                                        (Strategic Consulting)
     19103                                                                  (1990 - Present)

December 7, 1938
-----------------------------------------------------------------------------------------------------------------------------------

                                                                        Trend-11

                                                                                                   Number of            Other
                                                                            Principal         Portfolios in Fund    Directorships
     Name,                   Position(s)                                  Occupation(s)         Complex Overseen       Held by
    Address                   Held with         Length of Time                During          by Trustee/Director  Trustee/Director
 and Birthdate                 Fund(s)             Served                  Past 5 Years            or Officer        or Officer
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (continued)

   Ann R. Leven                Trustee             15 Years         Treasurer/Chief Fiscal Officer -   98          Director - Andy
2005 Market Street                                                      National Gallery of Art                   Warhol Foundation
 Philadelphia, PA                                                            (1994 - 1999)
     19103                                                                                                            Director -
                                                                                                                     Systemax Inc.
November 1, 1940
-----------------------------------------------------------------------------------------------------------------------------------
 Thomas F. Madison             Trustee             10 Years                 President/Chief            98             Director -
2005 Market Street                                                         Executive Officer -                      Banner Health
 Philadelphia, PA                                                          MLM Partners, Inc.
    19103                                                               (Small Business Investing                     Director -
                                                                             and Consulting)                      CenterPoint Energy
                                                                        (January 1993 - Present)
February 25, 1936                                                                                                     Director -
                                                                                                                  Digital River Inc.

                                                                                                                  Director - Rimag
                                                                                                                      Corporation

-----------------------------------------------------------------------------------------------------------------------------------
   Janet L. Yeomans            Trustee             5 Years              Vice President/Mergers &       98              None
  2005 Market Street                                                  Acquisitions - 3M Corporation
   Philadelphia, PA                                                     (January 2003 - Present)
       19103
                                                                          Ms. Yeomans has held
    July 31, 1948                                                     various management positions
                                                                      at 3M Corporation since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

 Joseph H. Hastings           Executive           Executive             Mr. Hastings has served in     98              None
 2005 Market Street        Vice President       Vice President         various executive capacities
Philadelphia, PA                and                  and                   at different times at
    19103                 Chief Financial       Chief Financial            Delaware Investments.
                              Officer           Officer since
                                               August 21, 2003
December 19, 1949
-----------------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro    Senior Vice President, Chief Legal Officer        Ms. Maestro has served in     98              None
2005 Market Street      Chief Legal Officer         since               various executive capacities
 Philadelphia, PA         and Secretary         March 17, 2003             at different times at
      19103                                                                Delaware Investments.

November 26, 1957
-----------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof     Senior Vice President        8 Years               Mr. Bishof has served in      98              None
2005 Market Street        and Treasurer                                various executive capacities
 Philadelphia, PA                                                        at different times at
     19103                                                                 Delaware Investments.

August 18, 1962
-----------------------------------------------------------------------------------------------------------------------------------

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

                                                                          (8521)

                                                                        Trend-12

FOR CAPITAL APPRECIATION

Delaware VIP Trust-Delaware VIP U.S. Growth Series

Portfolio Snapshot
   Cause for the market's dynamic advance through much of 2003 was laid in place some time before, notably when the Federal Reserve embarked on an aggressive policy to inject liquidity into the economy following the 2001 recession. Steadily, the Fed lowered interest rates, eventually ending at a 40-year low of 1.0% with its fed funds rate. Given a macroeconomic environment marked by low inflationary pressures, interest rates in general moved lower, re-directing great sums of money into the economy. The instance of the housing market was a fine example of monetary policy in action, as homeowners used low mortgage rates to decrease monthly payments, freeing up what in some cases amounted to several hundred dollars per month from household budgets.
   The benefit of lower rates did not stop there, however. Reduced interest rates provided the business community a tool with which to repair balance sheets impacted by the recession in 2001. Through other measures, notably cost cutting and reduced spending, many companies weathered the post-recession storm and during the year often posted strong earnings. With increased profits, corporations appear to be ramping up capital expenditure, such as buildings, machinery, and technology. If this trend continues, it should lend support to the economy and take pressure off consumer spending, which reached a high of 70 percent of the U.S. economy (Source: Bloomberg).
   For the 12-month period, the Series, with a return of +23.75% (Standard Class shares with distributions reinvested) trailed the performance of its benchmark, the Russell 1000 Growth Index with its return of +30.03%, and its former benchmark, the Standard & Poor's 500 Index, which rose +28.67%. The Series enjoyed sound performance within the technology sector, as with Xilinx and Analog Devices. Technology stocks in general performed well after falling precipitously when the market reached a cyclical top in early 2000. Where the Series lagged its benchmark was in its attention to high-quality stocks. Throughout the year, companies exhibiting controvertible financials and dubious earnings led the market higher. Also, the Series had several stocks fail to meet our expectations, as with Kohl's, the retailer that experienced diminishing sales during the 12-month period. Several quality names in the healthcare sector lagged behind the market due to issues involving patent expirations and some shortcomings in new product development.

Investment Outlook
   Looking forward, we remain optimistic that the overall economy will continue to show improvement. Within equity markets, the fourth quarter marked a change from the rest of the year in that the poorest-quality issues did not lead the market. We believe that this shift towards higher-quality issues should continue if the strongest companies within individual industries benefit from the improving macroeconomic environment and leverage their inherent strengths. We believe our investment strategy of focusing on these industry leaders should perform well if this shift continues.


Performance of a
$10,000 Investment:
November 15, 1999
(Series' inception through
December 31, 2003

               Delaware VIP
             U.S. GROWTH SERIES          RUSSELL 1000       S&P 500
           (STANDARD CLASS SHARES)       GROWTH INDEX        INDEX
           -----------------------       ------------       -------
Nov. 15, '99      10,000                    10,000           10,000
Nov. 30, '99       9,990                    10,000           10,000
Dec. 31, '99      10,590                    11,040           10,589
Dec. 31, '00      10,150                     8,564            9,625
Dec. 31, '01       7,666                     6,816            8,481
Dec. 31, '02       5,424                     4,915            6,608
Dec. 31, '03       6,712                     6,377            8,502

        Delaware VIP U.S. Growth Series
          Average Annual Total Returns
        -------------------------------
          Standard Class  Service Class
              Shares*        Shares**
Lifetime       -9.20%        -12.57%
One Year      +23.75%        +23.37%

For the periods ended December 31, 2003

 *Commenced operations on November 15, 1999.
**Commenced operations on May 1, 2000.

Past performance is not a guarantee of future results. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Series' benchmark index has been changed from the S&P 500 Index to the Russell 1000 Growth Index. The Russell 1000 Growth Index is an unmanaged index that is comprised of those stocks found in the Russell 1000 Index that exhibit a greater-than-average growth orientation, as well as typically higher price-to-book ratios. Series management has determined that the Russell 1000 Growth Index is an appropriate benchmark for the Series based upon the Series investment objective and policies. The Series and the Russell 1000 Growth Index focus largely on large-capitalization, growth-oriented stocks. The S&P 500 Index measures the performance of mostly large-capitalization U.S. companies.

The chart shows a $10,000 investment in Delaware VIP U.S. Growth Series Standard Class shares for the period from the Series' inception on November 15, 1999 through December 31, 2003. The chart assumes all distributions were reinvested. The chart also shows a $10,000 investment in the Russell 1000 Growth Index and the S&P 500 Index at that month's end, December 31, 1999. After December 31, 1999, returns plotted on the chart were as of the last day of each month shown. You cannot invest directly in an index. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Earnings from a variable annuity investment compound tax-free until withdrawal, so no adjustments were made for income taxes. An expense limitation was in effect for Delaware VIP U.S. Growth Series during the periods shown. Performance does not reflect insurance fees related to a variable annuity investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity prospectus.

                                                                   U.S. Growth-1

Delaware VIP Trust-Delaware VIP U.S. Growth Series
Statement of Net Assets
December 31, 2003

                                                      Number of         Market
                                                       Shares           Value
 COMMON STOCK-93.53%
 Banking, Finance & Insurance-14.28%
 American Express..........................             7,600         $  366,548
+AmeriTrade Holdings.......................            45,600            641,592
 Capital One Financial.....................             4,300            263,547
 Charter One Financial.....................             9,000            310,950
 Citigroup.................................             5,600            271,824
 Lehman Brothers Holdings..................             3,600            277,992
 MBNA......................................             7,300            181,405
 Merrill Lynch.............................             6,900            404,685
 Moody's Investors Services................             6,000            363,300
                                                                      ----------
                                                                       3,081,843
                                                                      ----------
 Basic Industry/Capital Goods-1.46%
 Northrop Grumman..........................             3,300            315,480
                                                                      ----------
                                                                         315,480
                                                                      ----------
 Business Services-4.87%
+Accenture Class A.........................            11,000            289,520
 Gannett...................................             3,600            320,976
+SunGard Data Systems......................            15,900            440,589
                                                                      ----------
                                                                       1,051,085
                                                                      ----------
 Consumer Non-Durables-9.72%
 Anheuser-Busch............................             3,600            189,648
 Best Buy..................................             6,200            323,888
 Gap.......................................            13,200            306,372
 Lowe's Companies..........................             8,400            465,276
 PepsiCo...................................             7,300            340,326
+Staples...................................            17,300            472,290
                                                                      ----------
                                                                       2,097,800
                                                                      ----------
 Consumer Services-19.58%
 Carnival Cruise Lines.....................            17,200            683,356
+Cendant...................................            35,400            788,358
 Clear Channel Communications..............             6,900            323,127
+Comcast - Special Class A.................            22,800            713,184
+Cox Communications Class A................            13,200            454,740
 Disney (Walt).............................            15,300            356,949
 Marriott International Class A............             7,100            328,020
 McDonald's................................             7,100            176,293
 Viacom Class B............................             9,050            401,639
                                                                      ----------
                                                                       4,225,666
                                                                      ----------

                                                        Number of      Market
                                                          Shares       Value
 COMMON STOCK (continued)
 Energy-2.26%
 Schlumberger..............................                8,900     $   487,008
                                                                     -----------
                                                                         487,008
                                                                     -----------
 Healthcare & Pharmaceuticals-18.83%
 Abbott Laboratories.......................                5,000         233,000
+Amgen.....................................                6,500         401,700
+Anthem....................................                2,200         165,000
+Biogen Idec...............................               17,100         628,938
+Caremark RX...............................                8,100         205,173
+Genzyme-General Division..................                4,300         212,162
 Johnson & Johnson.........................                9,100         470,106
 Medtronic.................................                7,200         349,992
 Pfizer....................................               21,000         741,930
+Shire Pharmaceuticals ADR.................                5,800         168,490
 UnitedHealth Group........................                4,500         261,810
 Wyeth.....................................                5,300         224,985
                                                                     -----------
                                                                       4,063,286
                                                                     -----------
 Technology-20.73%
 Analog Devices............................               10,600         483,890
+Applied Materials.........................               23,100         518,595
+Cisco Systems.............................               23,100         561,099
+Dell......................................                8,600         292,056
+EMC.......................................               19,400         250,648
 Intel.....................................               15,000         483,000
+KLA Instruments...........................                3,500         205,345
 Linear Technology.........................                9,800         412,286
 Nokia.....................................               16,400         278,800
 Texas Instruments.........................               14,100         414,258
+VERITAS Software..........................                5,100         189,516
+Xilinx....................................                9,900         383,526
                                                                     -----------
                                                                       4,473,019
                                                                     -----------
 Transportation & Shipping-1.80%
 United Parcel Service Class B.............                5,200         387,660
                                                                     -----------
                                                                         387,660
                                                                     -----------
 Total Common Stock
   (cost $18,829,212)......................                           20,182,847
                                                                     -----------

                                                                    U.S.Growth-2

Delaware VIP U.S. Growth Series
Statement of Net Assets (continued)
                                                         Principal     Market
                                                           Amount      Value
REPURCHASE AGREEMENTS-7.97%
With BNP Paribas 0.85% 1/2/04
  (dated 12/31/03, collateralized
  by $40,000 U.S. Treasury Bills due
  3/25/04, market value $39,757,
  $147,000 U.S. Treasury Notes 3.625%
  due 3/31/04, market value $149,784,
  $453,000 U.S. Treasury Notes
  6.00% due 8/15/04, market
  value $477,647, and $234,000
  U.S. Treasury Notes 1.625% due
  1/31/05, market value $236,632)..............           $886,000     $886,000


                                                         Principal     Market
                                                           Amount      Value
REPURCHASE AGREEMENTS (continued)
With UBS Warburg 0.85% 1/2/04
  (dated 12/31/03, collateralized by
  $194,000 U.S. Treasury Notes
  1.625% due 3/31/05, market value
  $195,768, $7,000 U.S. Treasury
  Notes 5.50% due 2/15/08, market
  value $7,504, and $583,000 U.S.
  Treasury Notes 5.625% due 5/15/08,
  market value $649,922).......................           $835,000   $  835,000
                                                                     ----------
Total Repurchase Agreements
  (cost $1,721,000)............................                       1,721,000
                                                                     ----------

TOTAL MARKET VALUE OF SECURITIES-101.50% (cost $20,550,212)...............................................      21,903,847

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(1.50%)...................................................        (324,109)
                                                                                                               -----------
NET ASSETS APPLICABLE TO 3,261,730 SHARES OUTSTANDING-100.00%.............................................     $21,579,738
                                                                                                               ===========
NET ASSET VALUE-DELAWARE VIP U.S. GROWTH SERIES STANDARD CLASS ($11,862,080 / 1,792,358 shares)...........           $6.62
                                                                                                                     =====
NET ASSET VALUE-DELAWARE VIP U.S. GROWTH SERIES SERVICE CLASS ($9,717,658 / 1,469,372 shares).............           $6.61
                                                                                                                     =====
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2003:
Shares of beneficial interest (unlimited authorization-no par)............................................     $31,130,773
Undistributed net investment income.......................................................................          13,028
Accumulated net realized loss on investments..............................................................     (10,917,698)
Net unrealized appreciation of investments................................................................       1,353,635
                                                                                                               -----------
Total net assets..........................................................................................     $21,579,738
                                                                                                               ===========

-------------
+Non-income producing security for the year ended December 31, 2003.

ADR-American Depositary Receipts

                             See accompanying notes


                                                                   U.S. Growth-3

Delaware VIP Trust-
Delaware VIP U.S. Growth Series
Statement of Operations
Year Ended December 31, 2003


INVESTMENT INCOME:
Dividends.......................................................     $  106,965
Interest........................................................          9,650
                                                                     ----------
                                                                        116,615
                                                                     ----------

EXPENSES:
Management fees.................................................         83,078
Distribution expenses-Service Class.............................          7,769
Accounting and administration
  expenses......................................................          5,219
Custodian fees..................................................          1,814
Professional fees...............................................          1,363
Dividend disbursing and transfer agent
  fees and expenses.............................................          1,261
Trustees' fees..................................................            622
Reports and statements to shareholders..........................            146
Registration fees...............................................             50
Other...........................................................          2,216
                                                                     ----------
                                                                        103,538
Less waiver of distribution expenses-Service Class..............         (1,233)
Less expenses paid indirectly...................................           (321)
                                                                     ----------
Total expenses..................................................        101,984
                                                                     ----------

NET INVESTMENT INCOME...........................................         14,631
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized loss on investments................................     (1,322,239)
Net change in unrealized appreciation/
  depreciation of investments...................................      4,119,316
                                                                     ----------

NET REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS...........................................      2,797,077
                                                                     ----------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS.....................................     $2,811,708
                                                                     ==========

                             See accompanying notes

Delaware VIP Trust-
Delaware VIP U.S. Growth Series
Statements of Changes in Net Assets


                                                             Year Ended
                                                       12/31/03       12/31/02
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
Net investment income...............................  $    14,631   $    20,299
Net realized loss on investments....................   (1,322,239)   (3,706,405)
Net change in unrealized appreciation/
  depreciation of investments.......................    4,119,316    (1,078,234)
                                                      -----------   -----------
Net increase (decrease) in net assets
  resulting from operations ........................    2,811,708    (4,764,340)
                                                      -----------   -----------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
Net investment income:
  Standard Class....................................      (18,159)      (55,355)
  Service Class.....................................         (295)         (209)
                                                      -----------   -----------
                                                          (18,454)      (55,564)
                                                      -----------   -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
  Standard Class....................................    2,198,472     1,642,438
  Service Class.....................................    8,936,229       891,846
Net asset value of shares issued upon
  reinvestment of dividends
  and distributions:
  Standard Class....................................       18,159        55,355
  Service Class.....................................          295           209
                                                      -----------   -----------
                                                       11,153,155     2,589,848
                                                      -----------   -----------
Cost of shares repurchased:
  Standard Class....................................   (2,075,204)   (4,300,228)
  Service Class.....................................     (552,269)     (105,213)
                                                      -----------   -----------
                                                       (2,627,473)   (4,405,441)
                                                      -----------   -----------
Increase (decrease) in net assets derived
  from capital share transactions...................    8,525,682    (1,815,593)
                                                      -----------   -----------

NET INCREASE (DECREASE)
  IN NET ASSETS.....................................   11,318,936    (6,635,497)

NET ASSETS:
Beginning of year...................................   10,260,802    16,896,299
                                                      -----------   -----------
End of year.........................................  $21,579,738   $10,260,802
                                                      ===========   ===========

                             See accompanying notes

                                                                   U.S. Growth-4

Delaware VIP Trust-Delaware VIP U.S. Growth Series
Financial Statements

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                               Delaware VIP U.S. Growth Series Standard Class
                                                                                                                11/15/99(1)
                                                                              Year Ended                            to
                                                        12/31/03      12/31/02        12/31/01      12/31/00     12/31/99
                                                        -----------------------------------------------------------------
Net asset value, beginning of period.................     $5.370        $7.600         $10.140       $10.590      $10.000

Income (loss) from investment operations:
Net investment income(2).............................      0.010         0.010           0.022         0.076        0.026
Net realized and unrealized gain (loss) on
  investments........................................      1.251        (2.215)         (2.503)       (0.515)       0.564
                                                          ------        ------         -------       -------      -------
Total from investment operations.....................      1.261        (2.205)         (2.481)       (0.439)       0.590
                                                          ------        ------         -------       -------      -------

Less dividends and distributions from:
Net investment income................................     (0.011)       (0.025)         (0.059)       (0.011)          --
                                                          ------        ------         -------       -------      -------
Total dividends and distributions....................     (0.011)       (0.025)         (0.059)       (0.011)          --
                                                          ------        ------         -------       -------      -------
Net asset value, end of period.......................     $6.620        $5.370         $ 7.600       $10.140      $10.590
                                                          ======        ======         =======       =======      =======

Total return(3)......................................     23.75%       (29.24%)        (24.47%)       (4.16%)       5.90%

Ratios and supplemental data:
Net assets, end of period (000 omitted)..............    $11,862        $9,595         $16,856       $27,231       $8,744
Ratio of expenses to average net assets..............      0.75%         0.75%           0.75%         0.74%        0.75%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly....      0.75%         0.75%           0.86%         0.74%        0.79%
Ratio of net investment income to average net assets.      0.17%         0.15%           0.27%         0.57%        3.33%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid
  indirectly.........................................      0.17%         0.15%           0.16%         0.57%        3.29%
Portfolio turnover...................................       102%          101%             78%           91%           0%

-------------
(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information for the years ended December 31, 2003, 2002, 2001 and 2000.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                   U.S. Growth-5

Delaware VIP U.S. Growth Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                            Delaware VIP U.S. Growth Series Service Class
                                                                                                   5/1/00(1)
                                                                     Year Ended                        to
                                                        12/31/03      12/31/02        12/31/01      12/31/00
                                                        ----------------------------------------------------
Net asset value, beginning of period.................     $5.360        $7.590         $10.130       $10.910

Income (loss) from investment operations:
Net investment income (loss)(2)......................     (0.005)        0.001           0.011         0.004
Net realized and unrealized gain (loss) on
  investments........................................      1.257        (2.218)         (2.503)       (0.784)
                                                          ------        ------         -------       -------
Total from investment operations.....................      1.252        (2.217)         (2.492)       (0.780)
                                                          ------        ------         -------       -------

Less dividends and distributions from:
Net investment income................................     (0.002)       (0.013)         (0.048)           --
                                                          ------        ------         -------       -------
Total dividends and distributions....................     (0.002)       (0.013)         (0.048)           --
                                                          ------        ------         -------       -------

Net asset value, end of period.......................     $6.610        $5.360         $ 7.590       $10.130
                                                          ======        ======         =======       =======

Total return(3)......................................     23.37%       (29.26%)        (24.61%)       (7.15%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)..............     $9,718          $666             $40            $5
Ratio of expenses to average net assets..............      0.97%         0.90%           0.90%         0.89%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly....      1.00%         0.90%           1.01%         0.89%
Ratio of net investment income (loss) to average net
  assets.............................................     (0.05%)        0.00%           0.12%         0.05%
Ratio of net investment income (loss) to average net
  assets prior to expense limitation and expenses
  paid indirectly....................................     (0.08%)        0.00%           0.01%         0.05%
Portfolio turnover...................................       102%          101%             78%           91%

------------
(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                   U.S. Growth-6

Delaware VIP Trust-Delaware VIP U.S. Growth Series
Notes to Financial Statements
December 31, 2003

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Large Cap Value Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series and Delaware VIP U.S. Growth Series. These financial statements and the related notes pertain to Delaware VIP U.S Growth Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek to maximize capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market, Inc. (NASDAQ) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. The amount of these expenses was approximately $307 for the year ended December 31, 2003. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended December 31, 2003 were approximately $14. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through April 30, 2004. No reimbursement was due for the year ended December 31, 2003.

                                                                   U.S. Growth-7

Delaware VIP U.S. Growth Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Series pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2004 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Prior to May 1, 2003, the Board of Trustees had set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets. No distribution expenses are paid by Standard Class shares.

At December 31, 2003, the Series had liabilities payable to affiliates as follows:

                            Dividend disbursing,
     Investment             transfer agent fees,
     management                 accounting              Other expenses
   fee payable to           and other expenses          payable to DMC
        DMC                   payable to DSC            and affiliates*
   --------------           ------------------          ---------------
      $10,895                      $798                    $3,443

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, custodian fees and trustees' fees.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. Investments
For the year ended December 31, 2003, the Series made purchases and sales of investment securities other than short-term investments as follows:

 Purchases....................           $20,117,339
 Sales........................           $12,373,003

At December 31, 2003, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                       Aggregate            Aggregate
  Cost of              unrealized           unrealized        Net unrealized
investments           appreciation         depreciation        appreciation
-----------           ------------         ------------       --------------
$20,735,627            $1,550,002           $(381,782)          $1,168,220

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the years ended December 31, 2003 and 2002 was as follows:

                                     Year               Year
                                     Ended              Ended
                                   12/31/03           12/31/02
                                   --------           --------
Ordinary income...............     $18,454            $55,564

As of December 31, 2003, the components of net assets on a tax basis were as follows:

Shares of beneficial interest.............   $31,130,773
Undistributed ordinary income.............        13,028
Capital loss carryforwards................   (10,690,034)
Post-October losses.......................       (42,249)
Unrealized appreciation of investments....     1,168,220
                                             -----------
Net assets.................................  $21,579,738
                                             ===========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

                                                                   U.S. Growth-8

Delaware VIP U.S. Growth Series
Notes to Financial Statements (continued)

4. Dividend and Distribution Information (continued)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,077,920 expires in 2008, $4,507,939 expires in 2009, $3,675,553 expires in 2010 and $1,428,622 expires in 2011.

Post-October losses represent losses realized on investment transactions from November 1, 2003 through December 31, 2003 that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen in the following fiscal year.

5. Capital Shares
Transactions in capital shares were as follows:

                                           Year           Year
                                           Ended          Ended
                                         12/31/03       12/31/02
                                         --------       --------
Shares sold:
 Standard Class.......................     364,982       242,262
 Service Class........................   1,433,320       137,432

Shares issued upon reinvestment of
 dividends and distributions:
 Standard Class.......................       3,254         7,226
 Service Class........................          53            28
                                         ---------      --------
                                         1,801,609       386,948
                                         ---------      --------
Shares repurchased:
 Standard Class.......................    (364,364)     (679,882)
 Service Class........................     (88,081)      (18,636)
                                         ---------      --------
                                          (452,445)     (698,518)
                                         ---------      --------
Net increase (decrease)...............   1,349,164      (311,570)
                                         =========      ========

6. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2003, or at any time during the year.

7. Tax Information (Unaudited)
For the fiscal year ended December 31, 2003, the Series designates distributions paid during the year as follows:

           (A)                    (B)
        Long-Term              Ordinary
      Capital Gains             Income            Total              (C)
      Distributions          Distributions    Distributions       Qualifying
       (Tax Basis)           (Tax Basis)       (Tax Basis)        Dividends(1)
      -------------          -------------    -------------       ------------
          --                     100%             100%               100%

-------------
(A) and (B) are based on a percentage of the Series' total distributions.
(C) is based on a percentage of ordinary income of the Series.
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.





U.S. Growth-9

Delaware VIP Trust-Delaware VIP U.S. Growth Series
Report of Independent Auditors

To the Shareholders and Board of Trustees
Delaware VIP Trust-Delaware VIP U.S. Growth Series

We have audited the accompanying statement of net assets of Delaware VIP U.S. Growth Series (the "Series") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers, or by other auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Delaware VIP U.S. Growth Series at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                         /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 6, 2004

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
A description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

                                                                  U.S. Growth-10

Delaware Investments Family of Funds
       BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                                   Number of            Other
                                                                            Principal         Portfolios in Fund    Directorships
     Name,                   Position(s)                                  Occupation(s)         Complex Overseen       Held by
    Address                   Held with         Length of Time                During          by Trustee/Director  Trustee/Director
 and Birthdate                 Fund(s)             Served                  Past 5 Years            or Officer        or Officer
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Jude T. Driscoll(2)          Chairman and          4 Years -              Since August 2000,           80              None
2005 Market Street            Trustee(4)       Executive Officer     Mr. Driscoll has served in
 Philadelphia, PA                                                   various executive capacities
      19103                                      Trustee since          at different times at
                                                 May 15, 2003          Delaware Investments(1)
March 10, 1963
                                                                      Senior Vice President and
                                                                  Director of Fixed-Income Process -
                                                                     Conseco Capital Management
                                                                      (June 1998 - August 2000)

                                                                         Managing Director -
                                                                 NationsBanc Capital Markets (February
                                                                          1996 - June 1998)

-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
 Walter P. Babich              Trustee             16 Years                 Board Chairman -           98              None
2005 Market Street                                                 Citadel Construction Corporation
 Philadelphia, PA                                                          (1989 - Present)
      19103

 October 1, 1927
-----------------------------------------------------------------------------------------------------------------------------------
  John H. Durham               Trustee            25 Years(3)              Private Investor            98        Trustee - Abington
2005 Market Street                                                                                                Memorial Hospital
 Philadelphia, PA
     19103
                                                                                                                 President/Director-
 August 7, 1937                                                                                                   22 WR Corporation
-----------------------------------------------------------------------------------------------------------------------------------
   John A. Fry                 Trustee(4)         3 Years                      President -             80              None
2005 Market Street                                                   Franklin & Marshall College
Philadelphia, PA                                                        (June 2002 - Present)
     19103
                                                                       Executive Vice President -
                                                                      University of Pennsylvania
  May 28, 1960                                                         (April 1995 - June 2002)
-----------------------------------------------------------------------------------------------------------------------------------
 Anthony D. Knerr              Trustee            11 Years             Founder/Managing Director -     98              None
2005 Market Street                                                     Anthony Knerr & Associates
 Philadelphia, PA                                                        (Strategic Consulting)
     19103                                                                  (1990 - Present)

December 7, 1938
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  U.S. Growth-11

                                                                                                   Number of            Other
                                                                            Principal         Portfolios in Fund    Directorships
     Name,                   Position(s)                                  Occupation(s)         Complex Overseen       Held by
    Address                   Held with         Length of Time                During          by Trustee/Director  Trustee/Director
 and Birthdate                 Fund(s)             Served                  Past 5 Years            or Officer        or Officer
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
(continued)
   Ann R. Leven                Trustee             15 Years         Treasurer/Chief Fiscal Officer -   98          Director - Andy
2005 Market Street                                                      National Gallery of Art                   Warhol Foundation
 Philadelphia, PA                                                            (1994 - 1999)
     19103                                                                                                            Director -
                                                                                                                     Systemax Inc.
November 1, 1940
-----------------------------------------------------------------------------------------------------------------------------------
 Thomas F. Madison             Trustee             10 Years                 President/Chief            98             Director -
2005 Market Street                                                         Executive Officer -                      Banner Health
 Philadelphia, PA                                                          MLM Partners, Inc.
    19103                                                               (Small Business Investing                     Director -
                                                                             and Consulting)                      CenterPoint Energy
February 25, 1936                                                        (January 1993 - Present)
                                                                                                                      Director -
                                                                                                                  Digital River Inc.

                                                                                                                  Director - Rimage
                                                                                                                      Corporation
-----------------------------------------------------------------------------------------------------------------------------------
   Janet L. Yeomans            Trustee             5 Years              Vice President/Mergers &       98              None
  2005 Market Street                                                  Acquisitions - 3M Corporation
   Philadelphia, PA                                                     (January 2003 - Present)
        19103
                                                                          Ms. Yeomans has held
    July 31, 1948                                                     various management positions
                                                                      at 3M Corporation since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
 Joseph H. Hastings           Executive           Executive             Mr. Hastings has served in     98              None
 2005 Market Street        Vice President       Vice President         various executive capacities
Philadelphia, PA 19103          and                  and                   at different times at
                          Chief Financial       Chief Financial            Delaware Investments.
                              Officer           Officer since
                                               August 21, 2003
December 19, 1949
-----------------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro    Senior Vice President, Chief Legal Officer        Ms. Maestro has served in     98              None
2005 Market Street      Chief Legal Officer         since               various executive capacities
 Philadelphia, PA         and Secretary         March 17, 2003             at different times at
      19103                                                                Delaware Investments.

November 26, 1957
-----------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof     Senior Vice President        8 Years               Mr. Bishof has served in      98              None
2005 Market Street        and Treasurer                                various executive capacities
 Philadelphia, PA                                                        at different times at
     19103                                                                 Delaware Investments.

August 18, 1962
-----------------------------------------------------------------------------------------------------------------------------------

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

                                                                          (8533)
                                                                  U.S. Growth-12

Item 2.  Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3.  Audit Committee Financial Expert

         The registrant's Board of Trustees/Directors has determined that each member of the registrant's Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

         a. An understanding of generally accepted accounting principles and financial statements;

         b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

         c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

         d. An understanding of internal controls and procedures for financial reporting; and

         e. An understanding of audit committee functions.

An "audit committee financial expert" shall have acquired such attributes through:

         a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

         b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

         c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

         d. Other relevant experience.

         The registrant's Board of Trustees/Directors has also determined that each member of the registrant's Audit Committee is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The names of the audit committee financial experts on the registrant's Audit Committee are set forth below:

         Ann R. Leven
         Thomas F. Madison
         Janet L. Yeomans (1)

Item 4. Principal Accountant Fees and Services

         (a) Audit fees.

         The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $167,200 for the fiscal year ended December 31, 2003.

         The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $173,250 for the fiscal year ended December 31, 2002.

-----------------------
(1) The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on "other relevant experience." The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

         (b) Audit-related fees.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended December 31, 2003.

         The aggregate fees billed for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $31,000 for the Registrant's fiscal year ended December 31, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: Preparation of report concerning transfer agents' system of internal accounting control and related procedures; and preparation of procedures report to the Funds' Board in connection with the annual transfer agent contract renewals and in connection with the pass-through of internal legal costs relating to the operations of the Funds.


         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended December 31, 2002.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $36,400 for the Registrant's fiscal year ended December 31, 2002. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: Preparation of report concerning transfer agents' system of internal accounting control and related procedures; and preparation of procedures report to the Funds' Board in connection with the annual transfer agent contract renewals and in connection with the pass-through of internal legal costs relating to the operations of the Funds.

         (c) Tax fees.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $25,000 for the fiscal year ended December 31, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended December 31, 2003.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $21,850 for the fiscal year ended December 31, 2002. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended December 31, 2002.

         (d) All other fees.

         The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended December 31, 2003.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended December 31, 2003.

         The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended December 31, 2002.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended December 31, 2002.

         (e) The Registrant's Audit Committee has not established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X.

         (f) Not applicable.

         (g) The aggregate non-audit fees billed by the Registrant's independent auditors for services rendered to the Registrant and to its investment adviser(s) and other service providers under common control with the adviser(s) were $240,980 and $270,000 for the Registrant's fiscal years ended
December 31, 2003 and December 31, 2002, respectively.

         (h) In connection with its selection of the independent auditors, the Registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

         Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

         Not applicable.

Item 10. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits

(a)  (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.


Name of Registrant:  Delaware VIP Trust

JUDE T. DRISCOLL
By: Jude T. Driscoll
    -----------------
Title:   Chairman
Date:    3/5/04
     -------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
By: Jude T. Driscoll
    ----------------
Title:   Chairman
Date:    3/5/04
     -------------------


JOSEPH H. HASTINGS
By: Joseph H. Hastings
    ------------------
Title:   Chief Financial Officer
Date:    3/5/04
     --------------------------